UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08490

Excelsior Funds Trust

(Exact name of registrant as specified in charter)

114 West 47th Street

New York, NY  10036

(Address of principal executive offices) (Zip code)

BISYS Fund Services

3435 Stelzer Rd.

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1. Reports to Stockholders.

EQUITY FUNDS

SEMI-ANNUAL REPORT

September 30, 2005

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Funds Trust are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc. and Excelsior Funds Trust at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A. THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Blended Equity Fund

Shares		Value

COMMON STOCKS — 99.01%
	CONSUMER DISCRETIONARY — 12.75%
57,093	Autozone, Inc.(a)	$4,752,992
248,486	Coach, Inc.(a)	7,792,521
195,565	Eastman Kodak Co.	4,758,096
98,800	eBay(a)	4,070,560
284,002	John Wiley & Sons, Class A	11,854,244
73,325	Mohawk Industries, Inc.(a)	5,884,331
30,900	Omnicom Group	2,584,167
19,451	Sears Holding Corp.(a)	2,420,093
145,180	Sotheby’s Holdings, Inc., Class A(a)	2,427,410
176,400	Target Corp.	9,160,453
163,030	Timberland Co., Class A(a)	5,507,153

		61,212,020

	CONSUMER STAPLES — 6.55%
88,200	Altria Group, Inc.	6,501,222
51,200	Kellogg Co.	2,361,856
204,836	Sysco Corp.	6,425,705
156,100	Wal-Mart Stores, Inc.	6,840,302
81,800	Walgreen Co.	3,554,210
79,899	Wm. Wrigley Jr. Co.	5,743,140

		31,426,435

	ENERGY — 10.71%
129,044	Apache Corp.	9,706,690
37,100	Chevron Corp.	2,401,483
314,564	Exxon Mobil Corp.	19,987,397
103,929	Nabors Industries Ltd.(a)	7,465,220
37,200	Royal Dutch Shell plc ADR	2,441,808
155,608	Suncor Energy, Inc.	9,418,952

		51,421,550

	FINANCIAL — 19.68%
169,864	Allstate Corp.	9,391,781
92,600	American Express Co.	5,318,944
56,591	American International Group, Inc.	3,506,378
168,520	Bank of America Corp.	7,094,692
200,762	Citigroup, Inc.	9,138,686
95,666	Goldman Sachs Group, Inc.	11,631,072
23,350	HSBC Holdings plc ADR	1,896,721
177,321	Leucadia National Corp.	7,642,535
29,700	MBIA, Inc.	1,800,414
49,088	Mellon Financial Corp.	1,569,343
55,600	Merrill Lynch & Co., Inc.	3,411,060

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
119,588	RenaissanceRe Holdings Ltd.	$5,229,583
213,100	State Street Corp.	10,424,852
177,300	Washington Mutual, Inc.	6,953,706
160,460	Wells Fargo & Co.	9,398,142

		94,407,909

	HEALTH CARE — 11.64%
180,800	Abbott Laboratories	7,665,920
1	Barr Laboratories, Inc.(a)	55
22,100	Genzyme Corp. — General Division(a)	1,583,244
35,900	HCA, Inc.	1,720,328
18,100	Hospira, Inc.(a)	741,557
235,270	Johnson & Johnson	14,887,886
107,195	Medtronic, Inc.	5,747,796
107,252	Novo-Nordisk A/S ADR	5,317,554
301,300	Pfizer, Inc.	7,523,461
59,100	Schering Plough Corp.	1,244,055
124,492	Wellpoint Health Networks(a)	9,438,983

		55,870,839

	INDUSTRIALS — 12.08%
3,000,000	Bombardier, Inc., Class B(a)	7,407,000
170,070	Danaher Corp.	9,154,868
52,100	Dover Corp.	2,125,159
631,184	General Electric Co.	21,251,965
79,400	Herman Miller, Inc.	2,405,820
137,100	Illinois Tool Works, Inc.	11,287,443
75,000	Tyco International Ltd.	2,088,750
78,500	Waste Management, Inc.	2,245,885

		57,966,890

	INFORMATION TECHNOLOGY — 11.32%
694,444	3com Corp.(a)	2,833,332
152,352	Analog Devices, Inc.	5,658,353
14,000	Broadcom Corp., Class A(a)	656,740
432,065	Cisco Systems, Inc.(a)	7,746,925
40	Computer Associates International, Inc.	1,112
70,600	Dell, Inc.(a)	2,414,520
10,093	Intel Corp.	248,792
65,239	International Business Machines Corp.	5,233,473
316,700	Microsoft Corp.	8,148,692
223,495	Molex, Inc., Class A	5,746,056

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Blended Equity Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
234,468	National Instruments Corp.	$5,777,292
141,200	NCR Corp.(a)	4,505,692
26,000	Nvidia Corp.(a)	891,280
102,022	SAP AG ADR	4,420,613
6,220	Symbol Technologies, Inc.	60,210

		54,343,082

	RAW/INTERMEDIATE MATERIALS — 5.16%
26,500	Air Products & Chemicals, Inc.	1,461,210
295,633	Aracruz Cellulose S.A. ADR	11,996,787
128,846	E.I. Du Pont de Nemours & Co.	5,046,898
84,424	Vulcan Materials Co.	6,265,105

		24,770,000

	REAL ESTATE — 2.28%
175,018	St. Joe Co.	10,929,874

	UTILITIES — 6.84%
384,715	AES Corp.(a)	6,320,867
2,087,434	Calpine Corp.(a)	5,406,454
482,621	Centerpoint Energy, Inc.	7,176,574
123,500	TXU Corp.	13,940,681

		32,844,576

	TOTAL COMMON STOCKS (Cost $272,784,631)	475,193,175

Principal Amount		Value

REPURCHASE AGREEMENT — 1.00%
$4,790,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $4,790,978 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $4,875,000, maturing on 03/13/06; total market value $4,790,000)	$4,790,000

	TOTAL REPURCHASE AGREEMENT (Cost $4,790,000)	4,790,000

TOTAL INVESTMENTS (Cost $277,574,631)	100.01%	$479,983,175
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.01)	(62,151)

NET ASSETS	100.00%	$479,921,024

(a)	Non-income producing security.

ADR—American Depository Receipt

Ltd.—Limited

plc—Public Limited Company

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Blended Equity Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	19.68%	$94,407,909
Consumer Discretionary	12.75	61,212,020
Industrials	12.08	57,966,890
Health Care	11.64	55,870,839
Information Technology	11.32	54,343,082
Energy	10.71	51,421,550
Utilities	6.84	32,844,576
Consumer Staples	6.55	31,426,435
Raw/Intermediate Materials	5.16	24,770,000
Real Estate	2.28	10,929,874
Repurchase Agreements	1.00	4,790,000

Total Investments	100.01%	$479,983,175
Other Assets and Liabilities (Net)	(0.01)	(62,151)

Net Assets	100.00%	$479,921,024

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Energy and Natural Resources Fund

Shares		Value

COMMON STOCKS — 97.80%
	ENERGY — 77.33%
450,000	Allis-Chalmers Energy, Inc.(a)	$5,328,000
143,000	Apache Corp.	10,756,460
240,000	Bill Barrett Corp.(a)	8,836,800
205,600	BJ Services Co.	7,399,544
82,740	BP plc ADR	5,862,129
122,500	Burlington Resources, Inc.	9,961,700
250,000	Cheniere Energy, Inc.(a)	10,340,000
269,500	Chesapeake Energy Corp.	10,308,375
201,900	Cimarex Energy Co.(a)	9,152,127
200,000	Comstock Resources, Inc.(a)	6,562,000
202,200	Contango Oil & Gas Co.(a)	2,434,488
250,000	Delta Petroleum Corp.(a)	5,200,000
126,388	Devon Energy Corp.	8,675,272
153,000	Diamond Offshore Drilling	9,371,250
1,038,000	Endeavor International Corp.(a)	5,190,000
263,000	Exxon Mobil Corp.	16,711,020
150,000	Grant Prideco, Inc.(a)	6,097,500
250,000	Hornbeck Offshore Services, Inc.(a)	9,157,500
100,000	Houston Exploration Co.(a)	6,725,000
115,000	Kerr-McGee Corp.	11,167,650
219,000	McMoRan Exploration Co.(a)	4,257,360
97,300	Nabors Industries Ltd.(a)	6,989,059
99,000	National-Oilwell, Inc.(a)	6,514,200
246,600	Newfield Exploration Co.(a)	12,108,060
107,800	Noble Corp.	7,379,988
300,000	Petrohawk Energy Corp.(a)	4,323,000
790,000	Petroquest Energy, Inc.(a)	8,247,600
261,400	Plains Exploration & Production Co.(a)	11,193,148
125,000	Questar Corp.	11,015,000
150,000	Quicksilver Resources, Inc.(a)	7,168,500
223,000	Range Resources Corp.	8,610,030
123,500	Schlumberger Ltd.	10,420,930
206,800	Smith International, Inc.	6,888,508
88,800	Southwestern Energy Co.(a)	6,517,920
157,800	Suncor Energy, Inc.	9,551,634
150,000	Sunoco, Inc.	11,730,000
150,000	Talisman Energy, Inc.	7,326,000
332,200	TETRA Technologies, Inc.(a)	10,371,284
300,000	Todco, Class A	12,513,000
182,400	Transocean Sedco Forex, Inc.(a)	11,182,944
188,400	Ultra Petroleum Corp.(a)	10,716,192
500	Valero Energy	56,530
564,500	Willbros Group, Inc.(a)	8,947,325
231,666	XTO Energy, Inc.	10,499,103

		369,764,130

Shares		Value

COMMON STOCKS — (continued)
	RAW/INTERMEDIATE MATERIALS — 18.26%
148,000	Alpha Natural Resources, Inc.(a)	$4,445,920
172,500	Aracruz Cellulose S.A. ADR	7,000,050
75,000	Florida Rock Industries, Inc.	4,806,750
242,100	Freeport-McMoRan Copper & Gold, Inc., Class B	11,763,639
350,000	Georgia-Pacific Corp.	11,921,000
360,000	Lyondell Chemical Co.	10,303,200
200,000	Newmont Mining Corp.	9,434,000
300,000	Oregon Steel Mills, Inc.(a)	8,370,000
113,000	Peabody Energy Corp.	9,531,550
54,400	Phelps Dodge Corp.	7,068,192
75,000	Rowan Cos., Inc.	2,661,750

		87,306,051

	UTILITIES — 2.21%
422,000	Williams Cos., Inc.	10,571,100

	TOTAL COMMON STOCKS (Cost $342,875,804)	467,641,281

Principal Amount
REPURCHASE AGREEMENT — 1.57%
$7,495,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $7,496,530 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $7,629,000, maturing on 03/13/06; total market value $7,495,035)	7,495,000

	TOTAL REPURCHASE AGREEMENT (Cost $7,495,000)	7,495,000

TOTAL INVESTMENTS (Cost $350,370,804)	99.37%	$475,136,281
OTHER ASSETS IN EXCESS OF LIABILITIES	0.63	2,988,652

NET ASSETS	100.00%	$478,124,933

(a)	Non-income producing security.

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Energy and Natural Resources Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Energy	77.33%	$369,764,130
Raw/Intermediate Materials	18.26	87,306,051
Utilities	2.21	10,571,100
Repurchase Agreements	1.57	7,495,000

Total Investments	99.37%	$475,136,281
Other Assets and Liabilities (Net)	0.63	2,988,652

Net Assets	100.00%	$478,124,933

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Core Fund

Shares		Value

COMMON STOCKS — 89.91%
	CONSUMER DISCRETIONARY — 13.96%
33,472	Autozone, Inc.(a)	$2,786,544
110,514	Dillards, Inc., Class A	2,307,532
102,908	Eastman Kodak Co.	2,503,752
141,606	Furniture Brands International, Inc.	2,553,156
70,705	John Wiley & Sons, Class A	2,951,227
137,800	Sotheby’s Holdings, Inc., Class A(a)	2,304,016
71,266	Timberland Co., Class A(a)	2,407,365

		17,813,592

	CONSUMER STAPLES — 6.56%
68,830	Anheuser Busch Cos., Inc.	2,962,443
78,043	Sysco Corp.	2,448,209
41,283	Wm. Wrigley Jr. Co.	2,967,422

		8,378,074

	ENERGY — 6.56%
66,200	Exxon Mobil Corp.	4,206,348
68,732	Suncor Energy, Inc.	4,160,348

		8,366,696

	FINANCIAL — 13.39%
79,590	American Capital Strategies Ltd.	2,917,769
35	Berkshire Hathaway, Inc., Class A(a)	2,870,000
24,984	Lehman Brothers Holding, Inc.	2,910,136
75,199	Leucadia National Corp.	3,241,077
93,778	North Fork Bancorporation, Inc.	2,391,339
63,127	RenaissanceRe Holdings Ltd.	2,760,544

		17,090,865

	HEALTH CARE — 9.69%
44,869	Johnson & Johnson	2,839,310
56,488	Medtronic, Inc.	3,028,887
62,473	Novo-Nordisk A/S ADR	3,097,411
48,794	Roche Holdings Ltd., Sponsored ADR	3,402,430

		12,368,038

	INDUSTRIALS — 8.42%
1,391,791	Bombardier, Inc., Class B(a)	3,436,332
84,765	General Electric Co.	2,854,038
348,999	Quanta Services, Inc.(a)	4,453,227

		10,743,597

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 9.63%
790,803	3com Corp.(a)	$3,226,477
82,685	Analog Devices, Inc.	3,070,921
116,540	Molex, Inc., Class A	2,996,243
121,647	National Instruments Corp.	2,997,382

		12,291,023

	RAW/INTERMEDIATE MATERIALS — 10.02%
85,659	Aracruz Cellulose S.A. ADR	3,476,042
68,334	E.I. Du Pont de Nemours & Co.	2,676,643
46,691	Monsanto Co.	2,929,860
49,941	Vulcan Materials Co.	3,706,122

		12,788,667

	REAL ESTATE — 1.91%
39,016	St. Joe Co.	2,436,549

	UTILITIES — 9.77%
224,601	AES Corp.(a)	3,690,194
660,395	Calpine Corp.(a)	1,710,423
202,167	Centerpoint Energy, Inc.	3,006,223
292,610	EL Paso Corp.	4,067,280

		12,474,120

	TOTAL COMMON STOCKS (Cost $108,427,319)	114,751,221

FOREIGN COMMON STOCKS — 2.20%
	GERMANY — 2.20%
59,807	Bayerische Motoren Werke AG	2,808,473

	TOTAL FOREIGN COMMON STOCKS (Cost $2,662,556)	2,808,473

Principal Amount
REPURCHASE AGREEMENT — 8.25%
$10,534,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $10,536,151 (collateralized by Federal National Mortgage Association Discount Note, par value $10,646,000, maturing on 01/11/06; total market value $10,534,004)	10,534,000

	TOTAL REPURCHASE AGREEMENT (Cost $10,534,000)	10,534,000

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Core Fund — (continued)

		Value

TOTAL INVESTMENTS (Cost $121,623,875)	100.36%	$128,093,694
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.36)	(462,677)

NET ASSETS	100.00%	$127,631,017

(a)	Non-income producing security.

ADR—American Depository Receipt

Ltd.—Limited

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	16.16%	$20,622,065
Financial	13.39	17,090,865
Raw/Intermediate Materials	10.02	12,788,667
Utilities	9.77	12,474,120
Health Care	9.69	12,368,038
Information Technology	9.63	12,291,023
Industrials	8.42	10,743,597
Repurchase Agreements	8.25	10,534,000
Consumer Staples	6.56	8,378,074
Energy	6.56	8,366,696
Real Estate	1.91	2,436,549

Total Investments	100.36%	$128,093,694
Other Assets and Liabilities (Net)	(0.36)	(462,677)

Net Assets	100.00%	$127,631,017

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Income Fund

Shares		Value

COMMON STOCKS — 90.17%
	CONSUMER DISCRETIONARY — 11.32%
253,300	Circuit City Stores, Inc.	$4,346,628
180,000	Leggett & Platt, Inc.	3,636,000
228,000	Newell Rubbermaid, Inc.	5,164,200
135,000	Snap-On, Inc.	4,876,200
140,000	Superior Industries International, Inc.	3,012,800
243,400	Time Warner, Inc.	4,407,974

		25,443,802

	CONSUMER STAPLES — 7.24%
247,000	Albertson’s, Inc.	6,335,550
88,000	Altria Group, Inc.	6,486,480
325,000	American Italian Pasta Co.	3,464,500

		16,286,530

	ENERGY — 8.12%
95,800	BP plc ADR	6,787,430
105,300	Chevron Corp.	6,816,069
68,000	Halliburton Co.	4,659,360

		18,262,859

	FINANCIAL — 20.70%
189,000	Arthur J. Gallagher & Co.	5,445,090
95,516	Bank of America Corp.	4,021,224
125,000	Citigroup, Inc.	5,690,000
85,500	Comerica, Inc.	5,035,950
200,000	Mellon Financial Corp.	6,394,000
200,000	Montpelier RE Holdings Ltd.	4,970,000
105,000	Morgan Stanley	5,663,700
149,000	U.S. BanCorp.	4,183,920
213,000	Van der Moolen Holding NV ADR	1,154,460
177,500	W. P. Stewart & Co. Ltd.	3,961,800

		46,520,144

	HEALTH CARE — 6.15%
90,000	Eli Lilly & Co.	4,816,800
101,300	Medtronic, Inc.	5,431,706
131,400	Merck & Co., Inc.	3,575,394

		13,823,900

	INDUSTRIALS — 10.61%
76,845	Deluxe Corp.	3,086,095
177,533	General Electric Co.	5,977,536
162,500	Honeywell International, Inc.	6,093,750
86,475	Hubbell, Inc., Class B	4,058,272

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
125,000	RR Donnelley & Sons Co.	$4,633,750

		23,849,403

	INFORMATION TECHNOLOGY — 9.54%
305,000	AVX Corp.	3,885,700
271,000	Electronic Data Systems Corp.	6,081,240
213,000	Microsoft Corp.	5,480,490
355,000	Nokia Oyj ADR	6,003,050

		21,450,480

	RAW/INTERMEDIATE MATERIALS — 8.41%
110,000	Eastman Chemical Co.	5,166,700
227,000	Packaging Corp. of America	4,406,070
10,000	Pope Resources Ltd.	313,000
81,000	Rayonier, Inc.	4,667,220
237,000	RPM, Inc.	4,360,800

		18,913,790

	TELECOMMUNICATION — 5.00%
269,000	AT&T Corp.	5,326,200
181,000	Verizon Communications, Inc.	5,916,890

		11,243,090

	UTILITIES — 3.08%
158,200	Cleco Corp.	3,730,356
112,750	Vectren Corp.	3,196,463

		6,926,819

	TOTAL COMMON STOCKS (Cost $190,977,334)	202,720,817

FOREIGN COMMON STOCKS — 2.75%
	NETHERLANDS — 0.24%
100,000	Van der Moolen Holding NV	540,371

	UNITED KINGDOM — 2.51%
483,400	Pearson plc	5,630,361

	TOTAL FOREIGN COMMON STOCKS (Cost $6,308,220)	6,170,732

CONVERTIBLE PREFERRED STOCKS — 5.76%
	CONSUMER DISCRETIONARY — 3.67%
110,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	4,009,500
215,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	4,246,250

		8,255,750

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Income Fund — (continued)

Shares		Value

CONVERTIBLE PREFERRED STOCKS — (continued)
	ENERGY — 2.09%
116,500	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	$4,694,950

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,074,924)	12,950,700

Contracts
CALL OPTION PURCHASED — 0.13%
600	Time Warner, Inc. Expires 01/19/08 strike price 15	282,000

	TOTAL CALL OPTION PURCHASED (Cost $257,109)	282,000

Principal Amount
REPURCHASE AGREEMENT — 0.63%
$1,412,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $1,412,288 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $1,437,000, maturing on 03/13/06; total market value $1,412,000)	1,412,000

	TOTAL REPURCHASE AGREEMENT (Cost $1,412,000)	1,412,000

Value

TOTAL INVESTMENTS (Cost $212,029,587)	99.44%	$223,536,249
OTHER ASSETS IN EXCESS OF LIABILITIES	0.56	1,265,834

NET ASSETS	100.00%	$224,802,083

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	20.94%	$47,060,515
Consumer Discretionary	15.12	33,981,552
Information Technology	12.05	27,080,841
Industrials	10.61	23,849,403
Energy	10.21	22,957,809
Raw/Intermediate Materials	8.41	18,913,790
Consumer Staples	7.24	16,286,530
Health Care	6.15	13,823,900
Telecommunication	5.00	11,243,090
Utilities	3.08	6,926,819
Repurchase Agreements	0.63	1,412,000

Total Investments	99.44%	$223,536,249
Other Assets and Liabilities (Net)	0.56	1,265,834

Net Assets	100.00%	$224,802,083

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Large Cap Growth Fund

Shares		Value

COMMON STOCKS — 95.53%
	CONSUMER DISCRETIONARY — 16.62%
198,000	Carnival Corp., Class A	$9,896,040
136,500	eBay(a)	5,623,800
60,900	Kohls Corp.(a)	3,055,962
115,700	Lowes Companies, Inc.	7,451,080
357,900	Petsmart, Inc.	7,795,062
123,400	Starbucks Corp.(a)	6,182,340
237,100	Univision Communications, Inc.(a)	6,290,263

		46,294,547

	CONSUMER STAPLES — 1.52%
134,900	Sysco Corp.	4,231,813

	FINANCIAL — 8.59%
32,300	Chicago Mercantile Exchange	10,894,790
42,700	Lehman Brothers Holding, Inc.	4,973,696
150,400	SLM Corp.	8,067,456

		23,935,942

	HEALTH CARE — 31.80%
66,355	Alcon, Inc.	8,485,477
78,400	Amgen, Inc.(a)	6,246,128
204,700	Caremark Rx, Inc.(a)	10,220,671
200,700	Celgene Corp.(a)	10,902,024
121,700	Eli Lilly & Co.	6,513,384
169,400	Gilead Sciences, Inc.(a)	8,259,944
94,600	Medtronic, Inc.	5,072,452
176,500	Patterson Cos., Inc.(a)	7,065,295
222,800	Teva Pharmaceutical	7,445,976
106,176	Wellpoint Health Networks(a)	8,050,264
149,600	Zimmer Holdings, Inc.(a)	10,305,944

		88,567,559

	INDUSTRIALS — 3.52%
68,700	Apollo Group, Inc., Class A(a)	4,560,993
92,100	Expeditors International of Washington, Inc.	5,229,438

		9,790,431

	INFORMATION TECHNOLOGY — 28.82%
183,700	Apple Computer, Inc.(a)	9,848,157
169,800	Broadcom Corp., Class A(a)	7,965,318
188,900	Dell, Inc.(a)	6,460,380
129,900	Electronic Arts, Inc.(a)	7,390,011
28,345	Google, Inc., Class A(a)	8,970,059
142,300	Infosys Technologies Ltd. ADR	10,570,044

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
267,684	Qualcomm, Inc.	$11,978,859
107,300	Research In Motion Ltd.(a)	7,339,320
106,200	SAP AG ADR	4,601,646
226,391	Symantec Corp.(a)	5,130,020

		80,253,814

	TELECOMMUNICATION — 4.66%
492,900	America Movil S.A. de C.V., Series L ADR	12,973,128

	TOTAL COMMON STOCKS (Cost $215,737,056)	266,047,234

Principal Amount
REPURCHASE AGREEMENT — 4.43%
$12,334,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $12,336,518 (collateralized by Federal National Mortgage Association Discount Note, par value $12,465,000, maturing on 01/11/06; total market value $12,334,000)	12,334,000

	TOTAL REPURCHASE AGREEMENT (Cost $12,334,000)	12,334,000

TOTAL INVESTMENTS (Cost $228,071,056)	99.96%	$278,381,234
OTHER ASSETS IN EXCESS OF LIABILITIES	0.04	116,754

NET ASSETS	100.00%	$278,497,988

(a)	Non-income producing security

ADR—American Depository Receipt

Ltd.—Limited

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Health Care	31.80%	$88,567,559
Information Technology	28.82	80,253,814
Consumer Discretionary	16.62	46,294,547
Financial	8.59	23,935,942
Telecommunication	4.66	12,973,128
Repurchase Agreements	4.43	12,334,000
Industrials	3.52	9,790,431
Consumer Staples	1.52	4,231,813

Total Investments	99.96%	$278,381,234
Other Assets and Liabilities (Net)	0.04	116,754

Net Assets	100.00%	$278,497,988

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 98.44%
	CONSUMER DISCRETIONARY — 23.87%
85,900	Autozone, Inc.(a)	$7,151,175
126,600	Black & Decker Corp.	10,392,594
875,000	Blockbuster, Inc.	3,920,000
250,000	Callaway Golf Co.	3,772,500
95,000	Centex Corp.	6,135,100
220,000	EchoStar Communications, Inc.	6,505,400
375,000	Interpublic Group of Companies, Inc.(a)	4,365,000
170,000	Limited Brands	3,473,100
204,300	Newell Rubbermaid, Inc.	4,627,395
379,700	Onex Corp.	6,723,728
148,000	Sherwin-Williams Co.	6,522,360
225,000	TJX Cos., Inc.	4,608,000
208,000	Zale Corp.(a)	5,653,440

		73,849,792

	CONSUMER STAPLES — 2.57%
205,000	Dean Foods Co.(a)	7,966,300

	ENERGY — 13.07%
110,000	Cimarex Energy Co.(a)	4,986,300
217,000	Devon Energy Corp.	14,894,880
153,700	Noble Corp.	10,522,302
117,600	Occidental Petroleum Corp.	10,046,568

		40,450,050

	FINANCIAL — 13.97%
167,300	Ace Ltd.	7,874,811
200,000	CIT Group, Inc.	9,036,000
250,000	Doral Financial Corp.	3,267,500
72,400	Lehman Brothers Holding, Inc.	8,433,152
125,000	Leucadia National Corp.	5,387,500
75,000	RenaissanceRe Holdings Ltd.	3,279,750
270,000	Sovereign Bancorp, Inc.	5,950,800

		43,229,513

	HEALTH CARE — 4.80%
320,000	Health Management Associates, Inc., Class A	7,510,400
198,900	Shire Pharmaceuticals plc ADR	7,357,311

		14,867,711

	INDUSTRIALS — 16.15%
235,000	Brink’s Co.	9,649,100
265,000	Empresa Brasileira de Aeronautica S.A. ADR	10,229,000

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
153,700	Lincoln Electric Holdings, Inc.	$6,055,780
194,400	Mueller Industries, Inc.	5,398,488
420,000	United Rentals, Inc.(a)	8,278,200
185,000	York International Corp.	10,372,950

		49,983,518

	INFORMATION TECHNOLOGY — 9.03%
200,000	Cabot Microelectronics Corp.(a)	5,876,000
245,000	Electronic Data Systems Corp.	5,497,800
280,400	Harris Corp.	11,720,720
500,000	Symbol Technologies, Inc.	4,840,000

		27,934,520

	RAW/INTERMEDIATE MATERIALS — 5.37%
228,800	Aracruz Cellulose S.A. ADR	9,284,704
215,000	Georgia-Pacific Corp.	7,322,900

		16,607,604

	REAL ESTATE — 3.64%
360,000	Friedman Billings Ramsey Group, Inc., Class A	3,668,400
121,600	St. Joe Co.	7,593,920

		11,262,320

	UTILITIES — 5.97%
2,550,000	Calpine Corp.(a)	6,604,500
406,800	EL Paso Corp.	5,654,520
248,600	Williams Cos., Inc.	6,227,430

		18,486,450

	TOTAL COMMON STOCKS (Cost $215,893,952)	304,637,778

FOREIGN COMMON STOCKS — 1.53%
	NETHERLANDS — 1.53%
99,500	Hunter Douglas NV	4,731,570

	TOTAL FOREIGN COMMON STOCKS (Cost $3,662,399)	4,731,570

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.11%
$328,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $328,067 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $334,000, maturing on 03/13/06; total market value $328,001)	$328,000

	TOTAL REPURCHASE AGREEMENT (Cost $328,000)	328,000

		Value
TOTAL INVESTMENTS (Cost $219,884,351)	100.08%	$309,697,348
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.08)	(247,636)

NET ASSETS	100.00%	$309,449,712

(a)	Non-income producing security.

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	25.40%	$78,581,362
Industrials	16.15	49,983,518
Financial	13.97	43,229,513
Energy	13.07	40,450,050
Information Technology	9.03	27,934,520
Utilities	5.97	18,486,450
Raw/Intermediate Materials	5.37	16,607,604
Health Care	4.80	14,867,711
Real Estate	3.64	11,262,320
Consumer Staples	2.57	7,966,300
Repurchase Agreements	0.11	328,000

Total Investments	100.08%	$309,697,348
Other Assets and Liabilities (Net)	(0.08)	(247,636)

Net Assets	100.00%	$309,449,712

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Real Estate Fund

Shares		Value

COMMON STOCKS — 97.72%
	CONSUMER DISCRETIONARY — 3.03%
64,900	Starwood Hotels & Resorts Worldwide, Inc.	$3,710,333

	REAL ESTATE — 92.92%
78,400	AMB Property Corp.	3,520,160
49,500	Apartment Investment & Management Co., Class A	1,919,610
41,784	AvalonBay Communities, Inc.	3,580,889
75,000	BioMed Realty Trust, Inc.	1,860,000
64,600	Boston Properties, Inc.	4,580,140
48,800	Camden Property Trust	2,720,600
155,100	Cedar Shopping Centers, Inc.	2,244,297
101,800	Cousins Properties, Inc.	3,076,396
110,600	Duke Realty Corp.	3,747,128
156,320	Equity Office Properties Trust	5,113,227
116,820	Equity Residential	4,421,637
51,400	Federal Realty Investment Trust	3,131,802
68,600	Forest City Enterprises, Inc., Class A	2,613,660
91,600	General Growth Properties, Inc.	4,115,588
125,300	GMH Communities Trust	1,838,151
92,200	Healthcare Realty Trust, Inc.	3,700,908
70,700	Heritage Property Investment Trust	2,474,500
45,300	Home Properties of New York, Inc.	1,778,025
123,300	Host Marriott Corp.	2,083,770
134,400	Kimco Realty Corp.	4,222,848
83,000	Liberty Property Trust	3,530,820
45,700	Macerich Co.	2,967,758
35,000	Maguire Properties, Inc.	1,051,750
55,700	Pan Pacific Retail Properties, Inc.	3,670,630
69,200	Parkway Properties, Inc.	3,246,864
69,200	Post Properties, Inc.	2,577,700
96,800	Prentiss Properties Trust	3,930,080
123,124	Prologis	5,455,624
54,600	Public Storage, Inc.	3,658,200
84,000	Simon Property Group, Inc.	6,226,080
27,300	St. Joe Co.	1,704,885
4,186	Trizec Canada, Inc.	88,245
129,513	Trizec Properties, Inc.	2,986,570
100,300	U-Store-It Trust	2,033,081
51,500	Vornado Realty Trust	4,460,930
96,175	Weingarten Realty Investors	3,640,224

		113,972,777

Shares		Value

COMMON STOCKS — (continued)
	TRANSPORTATION — 1.77%
40,700	Alexander & Baldwin, Inc.	$2,166,868

	TOTAL COMMON STOCKS (Cost $80,305,941)	119,849,978

Principal Amount
REPURCHASE AGREEMENT — 1.98%
$2,429,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $2,429,496 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $2,472,000, maturing on 03/13/06; total market value $2,429,012)	2,429,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,429,000)	2,429,000

TOTAL INVESTMENTS (Cost $82,734,941)	99.70%	$122,278,978
OTHER ASSETS IN EXCESS OF LIABILITIES	0.30	368,045

NET ASSETS	100.00%	$122,647,023

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Real Estate Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Real Estate	92.92%	$113,972,777
Consumer Discretionary	3.03	3,710,333
Repurchase Agreements	1.98	2,429,000
Transportation	1.77	2,166,868

Total Investments	99.70%	$122,278,978
Other Assets and Liabilities (Net)	0.30	368,045

Net Assets	100.00%	$122,647,023

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Small Cap Fund

Shares		Value

COMMON STOCKS — 99.91%
	CONSUMER DISCRETIONARY — 10.40%
250,000	Fossil, Inc.(a)	$4,547,500
1,000,000	Oakley, Inc.	17,340,000
1,000,000	Sotheby’s Holdings, Inc., Class A(a)	16,720,000
320,000	Thor Industries, Inc.	10,880,000
200,000	Urban Outfitters, Inc.(a)	5,880,000

		55,367,500

	CONSUMER STAPLES — 4.55%
440,000	BJ’s Wholesale Club, Inc.(a)	12,232,000
380,000	Performance Food Group Co.(a)	11,992,800

		24,224,800

	ENERGY — 6.78%
200,000	Cal Dive International, Inc.(a)	12,682,000
160,000	Helmerich & Payne, Inc.	9,662,400
440,000	TETRA Technologies, Inc.(a)	13,736,800

		36,081,200

	FINANCIAL — 9.63%
280,000	Greenhill & Co., Inc.	11,673,200
320,000	Jefferies Group, Inc.	13,936,000
80,000	Park National Corp.	8,661,600
200,000	Philadelphia Consolidated Holdings Corp.(a)	16,980,000

		51,250,800

	HEALTH CARE — 10.93%
360,000	Arrow International, Inc.	10,152,000
400,000	Greatbatch, Inc.(a)	10,976,000
430,000	Kensey Nash Corp.(a)	13,183,800
370,000	LifePoint Hospitals, Inc.(a)	16,180,100
1,800,000	Orthovita, Inc.(a)	7,704,000

		58,195,900

	INDUSTRIALS — 16.19%
600,000	FTI Consulting, Inc.(a)	15,156,000
720,000	Kansas City Southern(a)	16,783,200
1,600,000	Quanta Services, Inc.(a)	20,416,000
640,000	Shaw Group, Inc.(a)	15,782,400
460,000	Simpson Manufacturing Co., Inc.	18,004,400

		86,142,000

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 16.64%
260,000	CACI International, Inc., Class A(a)	$15,756,000
600,000	Dendrite International, Inc.(a)	12,054,000
650,000	Forrester Research, Inc.(a)	13,533,000
1,000,000	Keane, Inc.(a)	11,430,000
520,000	Manhattan Associates, Inc.(a)	12,064,000
380,000	MAXIMUS, Inc.	13,585,000
860,000	MPS Group, Inc.(a)	10,148,000

		88,570,000

	RAW/INTERMEDIATE MATERIALS — 1.89%
900,000	USEC, Inc.	10,044,000

	TECHNOLOGY — 19.30%
400,000	Cabot Microelectronics Corp.(a)	11,752,000
700,000	CommScope, Inc.(a)	12,138,000
700,000	Fairchild Semiconductor International, Inc.(a)	10,402,000
450,000	FLIR Systems, Inc.(a)	13,311,000
1,500,000	Kulicke & Soffa Industries, Inc.(a)	10,875,000
660,000	McDATA Corp., Class A(a)	3,458,400
180,000	Metrologic Instruments, Inc.(a)	3,274,200
330,000	Palm, Inc.(a)	9,348,900
420,000	Power Integrations(a)	9,135,000
520,000	Technitrol, Inc.	7,966,400
260,000	Varian Semiconductor Equipment Associates, Inc.(a)	11,016,200

		102,677,100

	TELECOMMUNICATION — 1.46%
430,000	Intrado, Inc.(a)	7,752,900

	UTILITIES — 2.14%
300,000	Aqua America, Inc.	11,406,000

	TOTAL COMMON STOCKS (Cost $403,523,563)	531,712,200

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Small Cap Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.56%
$2,994,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $2,994,611 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $3,047,000, maturing on 03/13/06; total market value $2,994,000)	$2,994,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,994,000)	2,994,000

		Value
TOTAL INVESTMENTS (Cost $406,517,563)	100.47%	$534,706,200
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.47)	(2,489,208)

NET ASSETS	100.00%	$532,216,992

(a)	Non-income producing security

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Technology	19.30%	$102,677,100
Information Technology	16.64	88,570,000
Industrials	16.19	86,142,000
Health Care	10.93	58,195,900
Consumer Discretionary	10.40	55,367,500
Financial	9.63	51,250,800
Energy	6.78	36,081,200
Consumer Staples	4.55	24,224,800
Utilities	2.14	11,406,000
Raw/Intermediate Materials	1.89	10,044,000
Telecommunication	1.46	7,752,900
Repurchase Agreements	0.56	2,994,000

Total Investments	100.47%	$534,706,200
Other Assets and Liabilities (Net)	(0.47)	(2,489,208)

Net Assets	100.00%	$532,216,992

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 93.32%
	CONSUMER DISCRETIONARY — 17.63%
1,800,000	Avon Products, Inc.	$48,600,000
1,875,000	Black & Decker Corp.	153,918,750
2,550,000	Centex Corp.	164,679,000
1,650,000	EchoStar Communications, Inc.	48,790,500
1,011,388	Harman International Industries, Inc.	103,434,651
3,700,000	Interpublic Group of Companies, Inc.(a)	43,068,000
1,200,000	Journal Communications, Inc., Class A	17,880,000
3,500,000	Liberty Media Corp., Class A(a)	28,175,000
2,375,000	Newell Rubbermaid, Inc.	53,793,750
2,260,000	TJX Cos., Inc.	46,284,800
5,600,000	XM Satellite Radio Holdings, Inc., Class A(a)	201,096,000
2,100,000	Zale Corp.(a)	57,078,000

		966,798,451

	CONSUMER STAPLES — 4.79%
1,875,000	ConAgra Foods, Inc.	46,406,250
2,420,000	Dean Foods Co.(a)	94,041,200
1,400,000	Kraft Foods, Inc., Class A	42,826,000
2,000,000	Loews Corp. — Carolina Group	79,260,000

		262,533,450

	ENERGY — 14.99%
2,094,600	Burlington Resources, Inc.(b)	170,332,872
625,000	CNX Gas Corp.(a)(c)	12,812,500
1,250,000	ConocoPhillips	87,387,500
2,224,000	Devon Energy Corp.(b)	152,655,360
1,200,000	Mariner Energy, Inc.(a)(c)	24,000,000
1,900,000	Noble Energy, Inc.	89,110,000
1,725,000	Petrobras ADR	123,320,250
2,750,000	Rossetta(a)(c)	52,250,000
1,725,000	Todco, Class A(b)	71,949,750
1,175,200	W&T Offshore, Inc.	38,111,736

		821,929,968

	FINANCIAL — 16.40%
1,680,000	Ace Ltd.	79,077,600
2,486,200	Amvescap plc ADR	32,395,186
1,650,000	Apollo Investment Corp.(d)	32,670,000

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
725,000	CIT Group, Inc.	$32,755,500
1,800,000	Citigroup, Inc.	81,936,000
2,550,000	Doral Financial Corp.	33,328,500
1,050,000	Freddie Mac	59,283,000
1,825,000	JP Morgan Chase & Co.	61,922,250
675,000	Lehman Brothers Holding, Inc.	78,624,000
700,000	Loews Corp.	64,687,000
2,400,000	MCG Capital Corp.	40,488,000
1,300,000	Metlife, Inc.	64,779,000
950,000	MoneyGram International, Inc.	20,624,500
1,510,000	Morgan Stanley	81,449,400
800,000	PNC Financial Services Group, Inc.	46,416,000
2,375,000	Primus Guaranty Ltd.(a)	25,840,000
650,000	Washington Mutual, Inc.	25,493,000
550,000	XL Capital Ltd., Class A	37,416,500

		899,185,436

	HEALTH CARE — 3.60%
875,000	AmerisourceBergen Corp.	67,637,500
550,000	Baxter International, Inc.	21,928,500
850,000	Bristol-Myers Squibb Co.	20,451,000
1,250,000	HCA, Inc.	59,900,000
600,000	Wyeth	27,762,000

		197,679,000

	INDUSTRIALS — 11.10%
2,000,000	AGCO Corp.(a)	36,400,000
450,000	Aries Maritime Transport Ltd.(a)	6,750,000
800,000	Arlington Tankers	18,744,000
3,000,000	Cendant Corp.	61,920,000
1,350,000	Deluxe Corp.	54,216,000
1,900,000	Empresa Brasileira de Aeronautica S.A. ADR	73,340,000
1,400,000	Gol Linhas Aereas Inteligentes S.A. ADR	45,430,000
1,250,000	Ryder Systems, Inc.	42,775,000
2,075,000	Tyco International Ltd.	57,788,750
1,100,000	Union Pacific Corp.	78,870,000
3,500,000	United Rentals, Inc.(a)	68,985,000
1,225,000	United Technologies Corp.	63,504,000

		608,722,750

	INFORMATION TECHNOLOGY — 4.61%
3,500,000	Harris Corp.	146,300,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
2,800,000	Nokia Oyj ADR	$47,348,000
1,325,000	Plantronics, Inc.	40,823,250
1,550,000	Vishay Intertechnology, Inc.(a)	18,522,500

		252,993,750

	RAW/INTERMEDIATE MATERIALS — 10.82%
625,000	Alpha Natural Resources, Inc.(a)	18,775,000
2,610,000	Celanese Corp., Class A	45,022,500
1,750,000	CF Industries Holdings, Inc.(a)	25,917,500
2,050,000	Consol Energy, Inc.	156,353,500
288,410	Eagle Materials, Inc., Class B	33,369,037
1,350,000	Foundation Coal Holdings, Inc.	51,907,500
2,035,000	Georgia-Pacific Corp.	69,312,100
1,230,000	Lafarge Corp.	83,160,300
1,075,000	PPG Industries, Inc.	63,629,250
825,000	Southern Peru Copper Corp.	46,167,000

		593,613,687

	REAL ESTATE — 3.28%
431,400	Capital Lease Funding, Inc.	4,464,990
2,395,000	Diamondrock Hospitality Co.	28,141,250
1,855,500	Fieldstone Investment Corp.	21,635,130
2,375,000	Friedman Billings Ramsey Group, Inc., Class A	24,201,250
1,450,000	Host Marriott Corp.	24,505,000
1,124,900	Luminent Mortgage Capital, Inc.	8,492,995
1,000,000	Peoples Choice Financial Corp.(a)(c)	7,900,000
1,125,000	Saxon Capital, Inc.	13,331,250
600,000	Taberna Realty Finance Trust(a)(c)	7,500,000
775,000	Ventas, Inc.	24,955,000
1,500,000	Vintage Wine Trust, Inc.(a)(c)	15,000,000

		180,126,865

	TELECOMMUNICATION — 3.95%
5,100,000	America Movil S.A. de C.V., Series L ADR	134,232,000
2,408,254	Sprint Nextel Corp.	57,268,280
1,850,000	Valor Communications, Inc.	25,215,500

		216,715,780

Shares		Value

COMMON STOCKS — (continued)
	UTILITIES — 2.15%
8,600,000	Calpine Corp.(a)	$22,274,000
1,350,000	Centerpoint Energy, Inc.	20,074,500
1,150,000	Duke Energy Corp.	33,545,500
649,275	Public Service Enterprise Group, Inc.	41,787,339

		117,681,339

	TOTAL COMMON STOCKS (Cost $3,384,997,515)	5,117,980,476

FOREIGN COMMON STOCKS — 0.72%
	ITALY — 0.72%
4,600,000	Enel S.p.A	39,558,264

	TOTAL FOREIGN COMMON STOCKS (Cost $32,023,411)	39,558,264

CONVERTIBLE PREFERRED STOCKS — 2.02%
	CONSUMER DISCRETIONARY — 0.80%
1,200,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	43,740,000

	HEALTH CARE — 0.98%
950,000	Baxter International, Inc., Preferred Exchange, 7.00%	54,150,000

	RAW/INTERMEDIATE MATERIALS — 0.24%
500,000	Celanese Corp., Preferred Exchange, 4.25%	13,125,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $112,359,887)	111,015,000

Principal Amount
REPURCHASE AGREEMENT — 4.02%
$220,361,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $220,405,990 (collateralized by U.S. Government obligations ranging in par value $611,000-$150,000,000, 0.00%-4.25%, 03/13/06-09/12/08; total market value $221,765,863)	220,361,000

	TOTAL REPURCHASE AGREEMENT (Cost $220,361,000)	220,361,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $3,749,741,813)	100.08%	$5,488,914,740
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.08)	(4,624,066)

NET ASSETS	100.00%	$5,484,290,674

(a)	Non-income producing security.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $119,462,500 or 2.18% of net assets.
(d)	Registered Investment Company

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

Contracts		Value
CALL OPTIONS WRITTEN: (0.32)%
(4,490)	Devon Energy, Expires 10/25/05, strike price 55	$(6,600,300)
(4,446)	Burlington Resources, Expires 11/22/05, strike price 60	(9,625,590)
(1,725)	Todco, Expires 12/20/05, strike price 35	(1,380,000)

	TOTAL CALL OPTIONS WRITTEN (Premiums received $4,973,728)	$(17,605,890)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	18.43%	$1,010,538,451
Financial	16.40	899,185,436
Energy	14.99	821,929,968
Industrials	11.10	608,722,750
Raw/Intermediate Materials	11.06	606,738,687
Consumer Staples	4.79	262,533,450
Information Technology	4.61	252,993,750
Health Care	4.58	251,829,000
Repurchase Agreements	4.02	220,361,000
Telecommunication	3.95	216,715,780
Real Estate	3.28	180,126,865
Utilities	2.87	157,239,603

Total Investments	100.08%	$5,488,914,740
Call Options Written	(0.32)	(17,605,890)
Other Assets and Liabilities (Net)	0.24	12,981,824

Net Assets	100.00%	$5,484,290,674

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Emerging Markets Fund

Shares		Value

COMMON STOCKS — 86.54%
	ARGENTINA — 0.28%
146,000	IRSA Inversiones y Representaciones S.A. GDR(a)	$1,759,300

	BRAZIL — 4.10%
187,100	Companhia Vale do Rio Doce S.A.	8,227,128
37,000	Diagnosticos da America S.A.(a)	577,736
167,400	Gol Linhas Aereas Inteligentes S.A. ADR	5,432,130
215,400	Uniao de Bancos Brasileiros S.A.	11,330,040

		25,567,034

	CHILE — 1.14%
382,939	Compania de Telecomunicaciones de Chile S.A. ADR	4,154,888
34,692	Vina Concha y Toro S.A. ADR	2,948,820

		7,103,708

	CHINA — 10.04%
16,307,000	Bank of Communications Ltd., Class H (Hong Kong)(a)	6,884,715
18,925,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	7,209,922
519,497	China Mobile Ltd. ADR (Hong Kong)	12,800,407
14,372,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	6,556,243
17,616,000	Far East Consortium Int’L Ltd. (Hong Kong)	7,121,155
11,931,400	People’s Food Holdings Ltd.	7,756,510
101,300	PetroChina Co. Ltd. ADR	8,445,381
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	5,771,371

		62,545,704

	COLUMBIA — 1.02%
288,800	Bancolombia S.A. ADR	6,339,160

	CZECH REPUBLIC — 1.38%
430,467	Cesky Telecom A.S.(a)	8,607,960

	HUNGARY — 1.93%
473,200	BorsodChem Rt.	5,395,045
169,000	OTP Bank Rt.	6,646,757

		12,041,802

Shares		Value

COMMON STOCKS — (continued)
	INDIA — 4.65%
1,743,000	Gujarat Ambuja Cements Ltd.(c)	$3,050,175
1,477,377	Gujarat Ambuja Cements Ltd. GDR(a)(c)	2,579,057
249,150	ICICI Bank Ltd. ADR	7,038,488
213,700	India Fund, Inc.(b)	8,505,260
158,200	State Bank of India GDR(c)	7,844,850

		29,017,830

	INDONESIA — 1.95%
18,673,700	PT Indocement Tunggal Prakarsa Tbk(a)	5,275,550
13,181,200	PT Telekomunikasi Indonesia Tbk	6,870,134

		12,145,684

	MALAYSIA — 4.18%
1,623,600	Genting Berhad	9,225,869
4,456,450	Public Bank Berhad	8,227,605
3,106,700	Telekom Malaysia Berhad	8,583,286

		26,036,760

	MEXICO — 8.82%
428,100	America Movil S.A. de C.V., Series L ADR	11,267,592
197,039	Cemex S.A. de C.V. ADR	10,305,139
129,600	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	5,171,040
712,755	Grupo Elektra S.A.	5,358,338
1,895,400	Grupo Televisa S.A.	6,785,336
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	7,729,093
1,644,498	Wal-Mart de Mexico S.A. de C.V.	8,385,724

		55,002,262

	POLAND — 2.65%
497,000	KGHM Polska Miedz S.A.	7,169,120
967,373	Powszechna Kasa Oszczednoski Polski Bank S.A.	9,336,950

		16,506,070

	RUSSIA — 7.57%
210,200	Lukoil Co. ADR	12,139,050
103,200	MMC Norilsk Nickel ADR	8,188,920
183,900	OAO Gazprom ADR(a)	12,321,300

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Emerging Markets Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	RUSSIA — (continued)
301,000	RBC Information Systems ADR(a)	$6,622,000
530,100	Rostelecom ADR	7,940,898

		47,212,168

	SOUTH AFRICA — 6.30%
2,136,600	African Bank Investments Ltd.	7,154,643
436,200	Gold Fields Ltd. ADR	6,337,986
1,280,300	MTN Group Ltd.	10,626,983
455,355	Nedcor Ltd.	6,615,149
430,537	Telekom South Africa Ltd.	8,547,107

		39,281,868

	SOUTH KOREA — 17.10%
30,057	Amorepacific Corp.	9,096,534
289,210	Hana Bank	10,718,550
336,138	KT Corp. ADR	7,563,105
315,080	LG Cable Ltd.	8,829,126
88,062	LG Home Shopping, Inc.	9,184,549
8,833	Lotte Chilsung Beverage Co. Ltd.	8,427,420
113,410	NCSoft Corp.(a)	9,337,668
61,970	Samsung Electronic Co. Ltd.	35,102,046
377,985	SK Telecom Co. Ltd. ADR	8,255,192

		106,514,190

	SPAIN — 1.25%
241,800	Repsol YPF S.A.	7,810,490

	TAIWAN — 8.64%
265,029	AU Optronics Corp. ADR	3,434,776
2,081,392	Hon Hai Precision, Inc.	9,744,731
891,700	iShares MSCI Taiwan Index Fund(b)	10,441,806
4,275,453	President Chain Store Corp.	8,015,446
4,851,000	Quanta Computer, Inc.	7,984,444
4,956,444	Synnex Technology International Corp.	6,422,897
226,900	Taiwan Semiconductor Manufacturing Co. Ltd.	365,940
905,367	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,442,117

		53,852,157

Shares		Value

COMMON STOCKS — (continued)
	THAILAND — 0.80%
802,600	Siam Cement Public Co. Ltd. (Foreign Shares)	$4,992,289

	TURKEY — 1.52%
713,640	Akbank T.A.S. ADR(a)(c)	9,492,197

	UNITED KINGDOM — 0.58%
126,268	Old Mutual plc	309,362
1,349,200	Old Mutual plc (South Africa shares)(a)	3,329,217

		3,638,579

	VENEZUELA — 0.64%
284,599	Compania Anonima Nacional Telefonos de Venezuela ADR	3,992,924

	TOTAL COMMON STOCKS (Cost $404,424,628)	539,460,136

PREFERRED STOCKS — 9.41%
	BRAZIL — 7.63%
269,630	Banco Bradesco S.A.	13,162,715
315,754,000	Companhia Energetica de Minas Gerais	11,971,648
111,406,300	Companhia Siderurgica de Tubarao S.A.	7,998,439
906,800	Petroleo Brasileiro S.A.	14,472,508

		47,605,310

	SOUTH KOREA — 1.78%
208,800	Hyundai Motor Co. Ltd.(c)	11,079,406

	TOTAL PREFERRED STOCKS (Cost $29,449,487)	58,684,716

Principal Amount
REPURCHASE AGREEMENT — 3.50%
$21,790,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $21,794,449 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $22,178,000, maturing on 03/13/06; total market value $21,790,000)	21,790,000

	TOTAL REPURCHASE AGREEMENT (Cost $21,790,000)	21,790,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Emerging Markets Fund — (continued)

		Value

TOTAL INVESTMENTS (Cost $455,664,115)	99.45%	$619,934,852
OTHER ASSETS IN EXCESS OF LIABILITIES	0.55	3,458,994

NET ASSETS	100.00%	$623,393,846

(a)	Non-income producing security
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $34,045,685 or 5.46% of net assets.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

plc—public limited company

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	19.78%	$123,310,853
Telecommunication	17.15	106,939,569
Consumer Discretionary	13.82	86,157,601
Raw/Intermediate Materials	10.31	64,243,300
Information Technology	9.00	56,089,609
Energy	7.93	49,423,672
Consumer Staples	6.97	43,454,651
Industrials	3.96	24,707,846
Utilities	3.90	24,292,948
Repurchase Agreement	3.50	21,790,000
Investment Companies	3.04	18,947,067
Health Care	0.09	577,736

Total Investments	99.45%	$619,934,852
Other Assets and Liabilities (Net)	0.55	3,458,994

Net Assets	100.00%	$623,393,846

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

International Fund

Shares		Value

COMMON STOCKS — 94.19%
	AUSTRALIA — 1.07%
77,047	Rio Tinto Ltd.	$3,477,179

	BELGIUM — 2.18%
123,200	Fortis S.A.	3,577,647
31,700	Umicore	3,463,885

		7,041,532

	CANADA — 1.34%
71,342	Suncor Energy, Inc.	4,322,753

	CHINA — 3.86%
2,647,800	Cafe de Coral Holdings Ltd. (Hong Kong)	3,074,562
6,927,000	Far East Consortium Int’L Ltd. (Hong Kong)	2,800,195
37,700	PetroChina Co. Ltd. ADR	3,143,049
335,000	Sun Hung Kai Properties Ltd. (Hong Kong)	3,480,584

		12,498,390

	FINLAND — 1.09%
176,500	Fortum Oyj	3,534,793

	FRANCE — 8.12%
112,628	AXA S.A.	3,098,107
62,400	BNP Paribas S.A.	4,747,515
83,556	Carrefour S.A.	3,856,368
49,200	Compagnie Generale de Geophysique S.A. (CGG)(a)	5,142,352
53,626	Sanofi-Aventis S.A.	4,440,591
18,289	TotalFinaElf S.A.	4,977,972

		26,262,905

	GERMANY — 8.69%
19,000	Adidas-Salomon AG	3,317,638
57,200	Altana AG	3,204,821
96,300	Bayerische Motoren Werke AG	4,522,145
178,600	Deutsche Telecom AG	3,254,272
30,881	Fielmann AG	2,227,826
67,300	MAN AG	3,453,533
110,200	Rhoen-Klinikum AG	4,183,788
264,400	SGL Carbon AG(a)	3,961,600

		28,125,623

	INDIA — 1.27%
82,600	State Bank of India GDR(b)	4,095,984

Shares		Value

COMMON STOCKS — (continued)
	INDONESIA — 0.99%
6,141,000	PT Telekomunikasi Indonesia Tbk	$3,200,732

	IRELAND — 2.45%
331,426	Anglo Irish Bank Corp.	4,511,322
213,000	Depfa Bank plc	3,428,488

		7,939,810

	ITALY — 3.45%
1,062,200	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	3,067,212
182,590	ENI S.p.A.	5,415,561
172,150	Permasteelisa S.p.A.	2,689,183

		11,171,956

	JAPAN — 20.70%
368,000	Asahi Glass Co. Ltd.	3,866,466
82,800	Canon, Inc.	4,494,249
321,100	Casio Computer Co. Ltd.	4,688,467
410,963	Chiyoda Corp.	7,569,931
75,500	Don Quijote Co. Ltd.	4,855,363
138,700	FamilyMart Co. Ltd.	4,176,077
65,100	FANUC Co. Ltd.	5,295,663
38,500	Hoya Corp.	1,284,430
115,500	Hoya Corp., When-Issued(a)	3,928,018
17,900	Keyence Corp.	4,522,356
66,300	Kyocera Corp.	4,628,238
293	Millea Holdings, Inc.	4,725,975
547,900	Mitsui Osk Lines Ltd.	4,397,395
263,000	Nikon Corp.	3,336,041
85,900	Takeda Pharmaceutical Co. Ltd.	5,143,480

		66,912,149

	MEXICO — 2.85%
171,500	America Movil S.A. de C.V., Series L ADR	4,513,880
89,991	Cemex S.A. de C.V. ADR	4,706,529

		9,220,409

	NETHERLANDS — 2.30%
126,700	ABN Amro Holding NV	3,035,499
338,700	Qiagen NV(a)	4,410,964

		7,446,463

	NORWAY — 2.81%
511,600	Telenor ASA	4,580,068

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

International Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	NORWAY — (continued)
248,300	Yara International ASA	$4,496,610

		9,076,678

	SOUTH KOREA — 1.38%
7,900	Samsung Electronic Co. Ltd.	4,474,845

	SPAIN — 4.81%
234,800	Banco Santander Central Hispano S.A.	3,088,849
48,250	Fomento de Construcciones y Contratas S.A. (FCC)	2,879,294
173,600	Repsol YPF S.A.	5,607,531
242,846	Telefonica S.A.	3,984,142

		15,559,816

	SWEDEN — 1.14%
97,700	Modern Times Group (MTG) AB, Class B(a)	3,682,569

	SWITZERLAND — 3.92%
105	Lindt & Spruengli AG	1,741,789
75,600	Micronas Semiconductor AG(a)	3,243,548
29,710	Roche Holdings AG	4,128,745
41,800	UBS AG, Registered Shares	3,563,813

		12,677,895

	TAIWAN — 2.64%
932,701	Hon Hai Precision, Inc.	4,366,752
509,218	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,185,772

		8,552,524

	UNITED KINGDOM — 17.13%
199,346	Alliance Unichem plc	3,050,629
483,816	BAE Systems plc	2,935,360
375,600	BG Group	3,561,551
432,500	Cadbury Schweppes plc	4,367,186
352,800	Davis Service Group plc	2,981,930
173,641	GlaxoSmithKline plc	4,428,945
192,300	HSBC Holdings plc	3,112,847
358,700	Paragon Group plc	3,370,014
92,516	Reckitt Benckiser plc	2,821,516
137,820	Royal Bank of Scotland Group plc	3,914,518
1,066,700	Sage Group plc (The)	4,340,938
841,342	Serco Group plc	3,809,839

Shares		Value

COMMON STOCKS — (continued)
	UNITED KINGDOM — (continued)
375,000	Shire Pharmaceuticals Group plc	$4,573,306
44,879	SurfControl plc(a)	352,228
1,788,790	Vodafone Group plc	4,653,382
1,000,576	William Morrison Supermarkets plc	3,141,149

		55,415,338

	TOTAL COMMON STOCKS (Cost $246,752,702)	304,690,343

PREFERRED STOCKS — 1.40%
	SOUTH KOREA — 1.40%
85,235	Hyundai Motor Co. Ltd.(b)	4,522,764

	TOTAL PREFERRED STOCKS (Cost $2,248,503)	4,522,764

Principal Amount
REPURCHASE AGREEMENT — 3.04%
$9,842,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $9,844,009 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $10,017,000, maturing on 03/13/06; total market value $9,842,003)	9,842,000

	TOTAL REPURCHASE AGREEMENT (Cost $9,842,000)	9,842,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

International Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $258,843,205)	98.63%	$319,055,107
OTHER ASSETS IN EXCESS OF LIABILITIES	1.37	4,418,650

NET ASSETS	100.00%	$323,473,757

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $8,618,748 or 2.66% of net assets.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

plc—public limited company

When-Issued—Security that is conditionally traded on an exchange prior to the date the security is issued.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	17.81%	$57,618,569
Industrials	15.98	51,698,589
Health Care	11.61	37,565,269
Information Technology	10.91	35,299,018
Energy	9.95	32,170,769
Consumer Discretionary	9.55	30,891,335
Telecommunication	7.48	24,186,475
Consumer Staples	6.22	20,104,086
Raw/Intermediate Materials	4.99	16,144,204
Repurchase Agreement	3.04	9,842,000
Utilities	1.09	3,534,793

Total Investments	98.63%	$319,055,107
Other Assets and Liabilities (Net)	1.37	4,418,650

Net Assets	100.00%	$323,473,757

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Pacific/Asia Fund

Shares		Value

COMMON STOCKS — 93.79%
	AUSTRALIA — 1.45%
54,986	Rio Tinto Ltd.	$2,481,553

	CHINA — 18.00%
2,558,800	Cafe de Coral Holdings Ltd. (Hong Kong)	2,971,218
6,262,000	China Oilfield Services Ltd., Class H (Hong Kong)	2,587,782
5,627,900	Convenience Retail Asia Ltd. (Hong Kong)	1,723,100
5,674,000	Far East Consortium Int’L Ltd. (Hong Kong)	2,293,678
4,147,400	FU JI Food & Catering Services Ltd. (Hong Kong)	4,707,834
1,763,300	Hongkong Land Holdings Ltd.	5,542,474
51,900	PetroChina Co. Ltd. ADR	4,326,903
477,000	Sun Hung Kai Properties Ltd. (Hong Kong)	4,955,934
10,480,500	Symphony Holdings Ltd. (Hong Kong)	1,756,410

		30,865,333

	INDIA — 6.66%
2,020,905	Gujarat Ambuja Cements Ltd. GDR(a)(c)	3,527,894
64,000	India Fund, Inc.(b)	2,547,200
1,074,500	National Thermal Power Corp.	2,588,725
55,787	State Bank of India GDR(c)	2,766,376

		11,430,195

	INDONESIA — 1.96%
6,440,300	PT Telekomunikasi Indonesia Tbk	3,356,730

	JAPAN — 53.05%
262,000	Asahi Glass Co. Ltd.	2,752,756
43,900	Canon, Inc.	2,382,821
282,400	Casio Computer Co. Ltd.	4,123,398
380,745	Chiyoda Corp.	7,013,315
49,000	Don Quijote Co. Ltd.	3,151,163
5,880	eAccess Ltd.	4,452,427
92,000	FamilyMart Co. Ltd.	2,770,001
60,100	FANUC Co. Ltd.	4,888,930
68,000	Hisamitsu Pharmaceutical	1,819,697
96,800	Honda Motor Co. Ltd. ADR	2,749,120
33,600	Hoya Corp.	1,120,957

Shares		Value

COMMON STOCKS — (continued)
	JAPAN — (continued)
100,800	Hoya Corp., When-Issued(a)	$3,428,088
377	INPEX Corp.	2,922,672
193,600	JS Group Corp.	3,301,275
17,700	Keyence Corp.	4,471,826
225,000	Koyo Seiko Co. Ltd	3,413,835
36,500	Kyocera Corp.	2,547,974
180	Millea Holdings, Inc.	2,903,329
522,200	Mitsui Osk Lines Ltd.	4,191,129
146,000	NEOMAX Co. Ltd.	4,162,842
41,500	Nidec Corp., When-Issued(a)	2,464,405
330,000	Nikon Corp.	4,185,907
43,500	Promise Co. Ltd.	3,239,203
139,500	Sato Corp.	3,231,116
687,000	Sekisui Chemical Co. Ltd.	4,907,341
73,000	Takeda Pharmaceutical Co. Ltd.	4,371,060

		90,966,587

	SINGAPORE — 1.85%
1,786,000	Sembcorp Marine Ltd.	3,164,693

	SOUTH KOREA — 3.15%
9,548	Samsung Electronic Co. Ltd.	5,408,332

	TAIWAN — 4.70%
1,047,495	Hon Hai Precision, Inc.	4,904,198
384,649	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,161,815

		8,066,013

	THAILAND — 2.97%
11,484,400	Home Product Center Public Co. Ltd. (Foreign Shares)	1,805,811
8,125,800	IT City Public Co. Ltd. (Foreign Shares)	907,269
3,237,600	Thai Union Frozen Products Public Co. Ltd. (Foreign Shares)	2,388,693

		5,101,773

	TOTAL COMMON STOCKS (Cost $133,702,743)	160,841,209

PREFERRED STOCKS — 3.72%
	SOUTH KOREA — 3.72%
120,300	Hyundai Motor Co. Ltd.(c)	6,383,393

	TOTAL PREFERRED STOCKS (Cost $2,461,711)	6,383,393

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Pacific/Asia Fund — (continued)

Shares		Value

WARRANT — 0.01%
	HONG KONG — 0.01%
2,048,852	Champion Technology Holding	$21,130

	TOTAL WARRANT (Cost $0)	21,130

Principal Amount
REPURCHASE AGREEMENT — 3.55%
$6,085,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $6,086,242 (collateralized by Federal National Mortgage Association Discount Note, par value $6,150,000, maturing on 01/11/06; total market value $6,085,000)	6,085,000

	TOTAL REPURCHASE AGREEMENT (Cost $6,085,000)	6,085,000

		Value
TOTAL INVESTMENTS (Cost $142,249,454)	101.07%	$173,330,732
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.07)	(1,830,307)

NET ASSETS	100.00%	$171,500,425

(a)	Non-income producing security
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, this security amounted to $12,677,663 or 7.39% of net assets.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

When-Issued—Security that is conditionally traded on an exchange prior to the date the security is issued.

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Pacific/Asia Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Industrials	22.67%	$38,877,173
Consumer Discretionary	19.22	32,957,139
Information Technology	13.38	22,954,185
Financial	12.65	21,700,994
Consumer Staples	6.76	11,589,629
Raw/Intermediate Materials	5.93	10,172,289
Energy	5.74	9,837,356
Telecommunication	4.57	7,830,286
Health Care	3.61	6,190,756
Repurchase Agreement	3.55	6,085,000
Utilities	1.51	2,588,725
Investment Company	1.48	2,547,200

Total Investments	101.07%	$173,330,732
Other Assets and Liabilities (Net)	(1.07)	(1,830,307)

Net Assets	100.00%	$171,500,425

See Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	Blended Equity Fund	Energy and Natural Resources Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$277,574,631	$350,370,804

Investments, at value (including Repurchase Agreements) (Note 1)	$479,983,175	$475,136,281
Cash	24,214	919
Dividends and interest receivable	510,659	131,301
Receivable for investments sold	—	21,545,564
Receivable for fund shares sold	294,525	3,034,463
Reclaims receivable	—	—
Prepaid expenses and other assets	—	—

Total Assets	480,812,573	499,848,528

LIABILITIES:
Payable for investments purchased	—	21,019,293
Payable for fund shares redeemed	294,773	371,324
Investment advisory fees payable (Note 2)	255,012	220,005
Administration fees payable (Note 2)	59,568	55,459
Shareholder servicing fees payable (Note 2)	122,865	7,152
Directors’/Trustees’ fees and expenses payable (Note 2)	560	384
Accrued expenses and other payables	158,771	49,978

Total Liabilities	891,549	21,723,595

NET ASSETS	$479,921,024	$478,124,933

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$530,809	$(69,831)
Accumulated net realized gain (loss) on investments and foreign currency transactions	31,762,131	66,118,219
Unrealized appreciation of investments and foreign currency translations	202,408,544	124,765,477
Par value (Note 5)	12,901	16,198
Paid in capital in excess of par value	245,206,639	287,294,870

Net Assets	$479,921,024	$478,124,933

Net Assets:
Shares	$479,921,024	$478,124,933
Institutional Shares	—	—
Retirement Shares	—	—
Shares outstanding (Note 5):
Shares	12,901,471	16,198,256
Institutional Shares	—	—
Retirement Shares	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$37.20	$29.52

Institutional Shares	—	—

Retirement Shares	—	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

Equity Core Fund	Equity Income Fund		Large Cap Growth Fund	Mid Cap Value and Restructuring Fund

$121,623,875	$212,029,587		$228,071,056	$219,884,351

$128,093,694	$223,536,249		$278,381,234	$309,697,348
12,625	538		322	54,755
106,978	628,025		16,804	276,244
—	964,991		—	—
1,492,011	361,299		2,004,223	135,618
2,572	—		—	—
16,419	—		—	—

129,724,299	225,491,102		280,402,583	310,163,965

1,992,538	320,724		1,585,265	—
7,461	138,535		52,786	371,659
46,611	106,822		124,254	166,264
15,222	28,139		33,863	38,729
21,852	44,322		29,464	36,293
59	78		302	176
9,539	50,399		78,661	101,132

2,093,282	689,019		1,904,595	714,253

$127,631,017	$224,802,083		$278,497,988	$309,449,712

$37,939	$1,531,111		$(576,984)	$222,574
(873,895)	853,423		(135,328,478)	1,905,782
6,469,729	11,506,662		50,310,178	89,812,997
11,115	27,011		30,982	174
121,986,129	210,883,876		364,062,290	217,508,185

$127,631,017	$224,802,083		$278,497,988	$309,449,712

$76,217,226	$224,801,105		$278,496,896	$222,746,027
51,413,791	—		—	86,702,658
—	978		1,092	1,027

6,640,331	27,010,765		30,982,018	12,506,310
4,474,495	—		—	4,856,358
—	117		122	58

$11.48	$8.32		$8.99	$17.81

$11.49	—		—	$17.85

—	$8.35	(a)	$8.94 (a)	$17.81	(a)

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	Real Estate Fund	Small Cap Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$82,734,941	$406,517,563

Investments, at value (including Repurchase Agreements) (Note 1)	$122,278,978	$534,706,200
Cash	99,830	697
Foreign currency (cost $0, $0, $0, $583,652, $690,839, $67,986 respectively)	—	—
Dividends and interest receivable	455,156	15,204
Receivable for investments sold	142,774	—
Receivable for fund shares sold	63,170	1,091,843
Receivable for forward foreign currency contracts	—	—
Reclaims receivable	—	—
Prepaid expenses and other assets	6,082	—

Total Assets	123,045,990	535,813,944

LIABILITIES:
Payable for investments purchased	178,125	1,205,608
Cash overdraft	—	—
Options written, at value (Premiums received: Value and Restructuring Fund —$4,973,728)	—	—
Payable for fund shares redeemed	69,218	1,896,398
Payable for forward foreign currency contracts	—	—
Investment advisory fees payable (Note 2)	74,290	249,896
Administration fees payable (Note 2)	15,574	65,396
Shareholder servicing fees payable (Note 2)	8,279	64,129
Directors’/Trustees’ fees and expenses payable (Note 2)	29	243
Accrued expenses and other payables	53,452	115,282

Total Liabilities	398,967	3,596,952

NET ASSETS	$122,647,023	$532,216,992

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$(628,757)	$(1,481,087)
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	8,698,256	26,677,313
Unrealized appreciation of investments, foreign currency translations and written options	39,544,037	128,188,637
Par value (Note 5)	11,716	30,543
Paid in capital in excess of par value	75,021,771	378,801,586

Net Assets	$122,647,023	$532,216,992

Net Assets:
Shares	$122,647,023	$532,215,952
Institutional Shares	—	—
Retirement Shares	—	1,040
Shares outstanding (Note 5):
Shares	11,716,098	30,542,916
Institutional Shares	—	—
Retirement Shares	—	60
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$10.47	$17.43

Institutional Shares	—	—

Retirement Shares	—	$17.37	(a)

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

Value and Restructuring Fund		Emerging Markets Fund	International Fund	Pacific/Asia Fund

$3,749,741,813		$455,664,115	$258,843,205	$142,249,454

$5,488,914,740		$619,934,852	$319,055,107	$173,330,732
1,443,248		559	—	864
—		574,027	688,624	66,450
7,311,185		1,192,464	497,692	478,916
3,067,219		—	4,553,079	4,842,436
16,975,201		2,966,656	5,505,986	989,443
—		—	1,257	7,558
—		14,360	181,586	—
—		8,669	—	—

5,517,711,593		624,691,587	330,483,331	179,716,399

5,615,928		—	6,471,964	7,805,102
—		—	74,518	—
17,605,890		—	—	—
4,820,976		299,375	45,680	143,166
—		—	11,755	10,269
2,635,285		566,779	227,343	134,253
663,220		96,632	50,230	26,795
882,880		34,866	20,267	17,471
2,467		34	542	75
1,194,273		300,055	107,275	78,843

33,420,919		1,297,741	7,009,574	8,215,974

$5,484,290,674		$623,393,846	$323,473,757	$171,500,425

$14,438,862		$1,749,238	$66,772	$(680,489)
(136,190,385)		(4,845,962)	(95,309,107)	(18,564,683)
1,726,540,287		164,281,407	60,203,396	31,076,393
114,222		57,831	22,394	17,431
3,879,387,688		462,151,332	358,490,302	159,651,773

$5,484,290,674		$623,393,846	$323,473,757	$171,500,425

$5,278,782,798		$603,875,599	$323,473,757	$171,500,425
205,302,855		19,518,247	—	—
205,021		—	—	—

114,221,844		57,831,033	22,394,300	17,430,582
4,442,377		1,867,116	—	—
4,429		—	—	—

$46.22		$10.44	$14.44	$9.84

$46.21		$10.45	—	—

$46.30	(a)	—	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2005 (Unaudited)

	Blended Equity Fund	Energy and Natural Resources Fund	Equity Core Fund	Equity Income Fund	Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$3,645,414	$1,574,073	$766,653	$3,665,485	$573,229
Interest income	77,145	299,864	76,592	89,012	133,717
Less: Foreign taxes withheld	(13,471)	(1,984)	(10,969)	(51,451)	(47,433)

Total Income	3,709,088	1,871,953	832,276	3,703,046	659,513

EXPENSES:
Investment advisory fees (Note 2)	1,771,962	1,051,369	412,555	801,313	883,208
Shareholder servicing fees — Shares (Note 2)	567,407	419,813	72,338	267,103	286,514
Shareholder servicing fees — Institutional Shares (Note 2)	—	—	—	—	—
Distribution and shareholder servicing fees — Retirement Shares (Note 2)	—	—	—	4	4
Administration fees (Note 2)	356,889	264,688	83,092	161,391	177,884
Transfer agent fees	59,639	116,003	14,780	11,982	40,693
Legal and audit fees	40,315	35,659	20,364	26,271	27,762
Custodian fees	18,304	15,542	7,416	6,116	12,254
Directors’/Trustees’ fees and expenses (Note 2)	10,407	6,633	2,123	4,475	4,840
Miscellaneous expenses	42,447	44,320	29,891	32,264	30,014

Total Expenses	2,867,370	1,954,027	642,559	1,310,919	1,463,173
Fees waived and reimbursed by:
Investment adviser (Note 2)	(346,502)	(12,243)	(130,164)	(189,020)	(226,676)

Net Expenses	2,520,868	1,941,784	512,395	1,121,899	1,236,497

NET INVESTMENT INCOME (LOSS)	1,188,220	(69,831)	319,881	2,581,147	(576,984)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
Net realized gain (loss) on:
Security transactions	7,158,330	40,761,877	(880,335)	917,073	3,584,598
Foreign currency transactions	—	—	(1,815)	871	—
Written Options	—	—	—	(17,851)	—

Total net realized gain (loss)	7,158,330	40,761,877	(882,150)	900,093	3,584,598
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	6,672,213	65,502,961	5,973,939	(2,960,121)	23,525,430

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	13,830,543	106,264,838	5,091,789	(2,060,028)	27,110,028

Net increase in net assets resulting from operations	$15,018,763	$106,195,007	$5,411,670	$521,119	$26,533,044

See Notes to Financial Statements.

Mid Cap Value and Restructuring Fund	Real Estate Fund	Small Cap Fund	Value and Restructuring Fund	Emerging Markets Fund	International Fund	Pacific/ Asia Fund

$1,850,426	$1,488,627	$1,113,093	$52,520,848	$9,477,750	$3,864,689	$1,796,439
21,237	27,544	43,168	832,323	245,144	104,091	39,895
(34,395)	(251)	—	(497,155)	(868,949)	(388,927)	(133,535)

1,837,268	1,515,920	1,156,261	52,856,016	8,853,945	3,579,853	1,702,799

979,033	613,347	1,507,059	14,725,300	3,132,430	1,335,508	721,361

272,317	153,244	627,536	5,518,124	606,918	333,480	180,228

502	—	—	26,474	—	—	—

4	—	4	69	—	—	—
227,522	92,650	379,416	3,707,220	501,193	267,104	144,273
44,934	28,790	54,701	728,803	101,568	40,409	17,674
29,556	18,249	49,665	365,559	51,494	34,731	22,855
16,861	4,583	19,587	140,698	340,646	71,986	59,927

6,698	2,648	11,030	104,620	10,313	5,469	3,082
43,971	20,372	53,971	485,453	68,903	37,858	26,591

1,621,398	933,883	2,702,969	25,802,320	4,813,465	2,126,545	1,175,991

(10,846)	(187,461)	(65,621)	—	(430,167)	(123,285)	(62,520)

1,610,552	746,422	2,637,348	25,802,320	4,383,298	2,003,260	1,113,471

226,716	769,498	(1,481,087)	27,053,696	4,470,647	1,576,593	589,328

2,051,385	6,182,261	7,055,794	33,655,298	(1,722,010)	4,991,464	1,394,299
737	—	—	(76,657)	3,582	(43,959)	(103,557)
—	—	—	(4,029,758)	—	—	—

2,052,122	6,182,261	7,055,794	29,548,883	(1,718,428)	4,947,505	1,290,742

16,162,029	12,321,139	33,695,042	509,133,444	97,253,661	23,910,248	15,831,880

18,214,151	18,503,400	40,750,836	538,682,327	95,535,233	28,857,753	17,122,622

$18,440,867	$19,272,898	$39,269,749	$565,736,023	$100,005,880	$30,434,346	$17,711,950

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Blended Equity Fund		Energy and Natural Resources Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income (loss)	$1,188,220	$4,656,019	$(69,831)	$228,642
Net realized gain (loss) on investments and foreign currency transactions	7,158,330	61,371,061	40,761,877	43,589,108
Net realized gain (loss) on written options	—	—	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	6,672,213	(19,164,776)	65,502,961	27,931,944

Net increase in net assets resulting from operations	15,018,763	46,862,304	106,195,007	71,749,694

Distributions to shareholders:
From net investment income
Shares	(1,419,629)	(4,368,038)	—	(465,778)
Institutional Shares	—	—	—	—
Retirement Shares	—	—	—	—
From net realized gain on investments
Shares	—	(3,153,196)	—	(10,741,372)

Total distributions	(1,419,629)	(7,521,234)	—	(11,207,150)

Increase (decrease) in net assets from fund share transactions (Note 5):	(581,252)	(145,679,465)	79,597,221	81,754,770

Net increase (decrease) in net assets	13,017,882	(106,338,395)	185,792,228	142,297,314

NET ASSETS:
Beginning of period	466,903,142	573,241,537	292,332,705	150,035,391

End of period(1)	$479,921,024	$466,903,142	$478,124,933	$292,332,705

(1) Including undistributed (distributions in excess of) net investment income	$530,809	$762,218	$(69,831)	$—

See Notes to Financial Statements.

Equity Core Fund		Equity Income Fund		Large Cap Growth Fund		Mid Cap Value and Restructuring Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$319,881	$156,080	$2,581,147	$3,412,422	$(576,984)	$(953,709)	$226,716	$4,522,387

(882,150)	17,682	917,944	(44,381)	3,584,598	(480,165)	2,052,122	12,485,605
—	—	(17,851)	—	—	—	—	—
5,973,939	495,790	(2,960,121)	11,960,531	23,525,430	7,803,728	16,162,029	10,433,850

5,411,670	669,552	521,119	15,328,572	26,533,044	6,369,854	18,440,867	27,441,842

(174,184)	(56,745)	(1,894,998)	(3,002,218)	—	—	(232,181)	(2,985,864)
(204,639)	—	—	—	—	—	(160,024)	(1,745,081)
—	—	(8)	—	—	—	—	—

—	(12,320)	—	(358,338)	—	—	—	—

(378,823)	(69,065)	(1,895,006)	(3,360,556)	—	—	(392,205)	(4,730,945)

25,192,537	96,805,046	30,506,422	83,677,181	41,904,054	76,460,299	(5,014,638)	(13,744,291)

30,225,384	97,405,533	29,132,535	95,645,197	68,437,098	82,830,153	13,034,024	8,966,606

97,405,633	100	195,669,548	100,024,351	210,060,890	127,230,737	296,415,688	287,449,082

$127,631,017	$97,405,633	$224,802,083	$195,669,548	$278,497,988	$210,060,890	$309,449,712	$296,415,688

$37,939	$96,881	$1,531,111	$844,970	$(576,984)	$—	$222,574	$388,063

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Real Estate Fund		Small Cap Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income (loss)	$769,498	$2,205,990	$(1,481,087)	$(2,842,605)
Net realized gain (loss) on investments and foreign currency transactions	6,182,261	11,012,821	7,055,794	31,179,377
Net realized gain (loss) on written options	—	—	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	12,321,139	(2,363,716)	33,695,042	15,666,672

Net increase in net assets resulting from operations	19,272,898	10,855,095	39,269,749	44,003,444

Distributions to shareholders:
From net investment income
Shares	(636,307)	(2,975,084)	—	—
Institutional Shares	—	—	—	—
Retirement Shares	—	—	—	—
From net realized gain on investments
Shares	(4,694,348)	(6,547,304)	—	—

Total distributions	(5,330,655)	(9,522,388)	—	—

Increase (decrease) in net assets from fund share transactions (Note 5):	(4,184,588)	(11,317,823)	4,724,721	91,762,562

Net increase (decrease) in net assets	9,757,655	(9,985,116)	43,994,470	135,766,006

NET ASSETS:
Beginning of period	112,889,368	122,874,484	488,222,522	352,456,516

End of period(1)	$122,647,023	$112,889,368	$532,216,992	$488,222,522

(1) Including undistributed (distributions in excess of) net investment income	$(628,757)	$(761,948)	$(1,481,087)	$—

See Notes to Financial Statements.

Value and Restructuring Fund		Emerging Markets Fund		International Fund		Pacific/Asia Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$27,053,696	$33,469,906	$4,470,647	$3,691,895	$1,576,593	$943,847	$589,328	$428,010
33,578,641	25,789,954	(1,718,428)	8,130,513	4,947,505	21,583,474	1,290,742	9,813,123
(4,029,758)	2,015,708	—	—	—	—	—	—
509,133,444	348,650,183	97,253,661	23,888,849	23,910,248	7,900,777	15,831,880	(3,876,768)

565,736,023	409,925,751	100,005,880	35,711,257	30,434,346	30,428,098	17,711,950	6,364,365

(20,375,648)	(31,399,379)	(3,196,760)	(3,087,200)	(2,396,031)	(29,357)	(1,686,498)	(112,049)
(929,827)	(542,162)	(121,069)	—	—	—	—	—
(51)	—	—	—	—	—	—	—

—	—	—	(5,580,183)	—	—	—	—

(21,305,526)	(31,941,541)	(3,317,829)	(8,667,383)	(2,396,031)	(29,357)	(1,686,498)	(112,049)

309,768,251	969,013,914	93,537,529	196,963,205	55,113,676	79,780,442	20,896,194	13,496,301

854,198,748	1,346,998,124	190,225,580	224,007,079	83,151,991	110,179,183	36,921,646	19,748,617

4,630,091,926	3,283,093,802	433,168,266	209,161,187	240,321,766	130,142,583	134,578,779	114,830,162

$5,484,290,674	$4,630,091,926	$623,393,846	$433,168,266	$323,473,757	$240,321,766	$171,500,425	$134,578,779

$14,438,862	$8,690,692	$1,749,238	$596,420	$66,772	$886,210	$(680,489)	$416,681

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments and Options
BLENDED EQUITY FUND
Shares — (04/25/85*)
Six Months Ended September 30, 2005 (Unaudited)	$36.12	$0.09	(2)	$1.10	(2)	$1.19	$(0.11)		—
Year Ended March 31,
2005	33.64	0.30	(2)	2.66	(2)	2.96	(0.28)		$(0.20)
2004	25.67	0.14		7.99		8.13	(0.16)		—
2003	35.17	0.17		(7.97)		(7.80)	(0.15)		(1.55)
2002	35.99	0.10		(0.67)		(0.57)	(0.08)		(0.17)
2001	50.63	0.01		(13.31)		(13.30)	(0.01)		(1.33)
ENERGY AND NATURAL RESOURCES FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$22.34	$(0.00	)(2)(5)	$7.18	(2)	$7.18	—		—
Year Ended March 31,
2005	16.45	0.02	(2)	6.99	(2)	7.01	$(0.05)		$(1.07)
2004	11.72	0.06		4.71		4.77	(0.04)		—
2003	14.40	0.04		(2.67)		(2.63)	(0.05)		—
2002	15.41	0.10		(0.58)		(0.48)	(0.10)		(0.43)
2001	15.21	0.07		1.60		1.67	(0.07)		(1.40)
EQUITY CORE FUND
Shares — (03/31/04*)
Six Months Ended September 30, 2005 (Unaudited)	$10.98	$0.03	(2)	$0.51	(2)	$0.54	$(0.04)		—
Year Ended March 31,
2005	10.00	0.08	(2)	0.95	(2)	1.03	(0.04)		$(0.01)
EQUITY INCOME FUND
Shares — (09/30/03*)
Six Months Ended September 30, 2005 (Unaudited)	$8.39	$0.10	(2)	$(0.09	)(2)	$0.01	$(0.08)		—
Year Ended March 31,
2005	7.76	0.19	(2)	0.63	(2)	0.82	(0.17)		$(0.02)
Period Ended March 31, 2004	7.00	0.07		0.73		0.80	(0.04)		—
LARGE CAP GROWTH FUND
Shares — (10/01/97*)
Six Months Ended September 30, 2005 (Unaudited)	$8.04	$(0.02	)(2)	$0.97	(2)	$0.95	—		—
Year Ended March 31,
2005	7.71	(0.05	)(2)	0.38	(2)	0.33	—		—
2004	5.79	(0.05	)(2)	1.97	(2)	1.92	—		—
2003	8.83	(0.01	)(2)	(3.03	)(2)	(3.04)	—		—
2002	10.06	(0.06)		(1.17)		(1.23)	—		—
2001	18.98	(0.08)		(8.84)		(8.92)	—		—
MID CAP VALUE AND RESTRUCTURING FUND
Shares — (06/01/96*)
Six Months Ended September 30, 2005 (Unaudited)	$16.77	$0.01	(2)	$1.05	(2)	$1.06	$(0.02)		—
Year Ended March 31,
2005	15.75	0.23	(2)	1.02	(2)	1.25	(0.23)		—
2004	10.24	0.03	(2)	5.51	(2)	5.54	(0.03)		—
2003	13.29	0.02	(2)	(3.05	)(2)	(3.03)	(0.02)		—
2002	11.99	0.27	(2)	1.41	(2)	1.68	(0.02)		$(0.36)
2001	21.34	0.37		(1.27)		(0.90)	(0.37)		(8.08)
REAL ESTATE FUND
Shares — (10/01/97*)
Six Months Ended September 30, 2005 (Unaudited)	$9.30	$0.06	(2)	$1.55	(2)	$1.61	$(0.05)		$(0.39)
Year Ended March 31,
2005	9.17	0.17	(2)	0.68	(2)	0.85	(0.22)		(0.50)
2004	6.61	0.29	(2)	2.64	(2)	2.93	(0.31)		(0.06)
2003	7.10	0.28	(2)	(0.52	)(2)	(0.24)	(0.25)		—
2002	6.09	0.31		1.01		1.32	(0.31	)(6)	—
2001	5.21	0.33		0.89		1.22	(0.34	)(6)	—

* Commencement of Operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount represents less than $0.01 per share.
(6)	Includes a tax return of capital of $(0.08) and $(0.02) for the years ended March 31, 2001 and March 31, 2002, respectively.

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

$(0.11)	$37.20	3.30	%(3)	$479,921	1.07	%(4)	1.21	%(4)	0.50	%(4)	8%	$0.03	(2)

(0.48)	36.12	8.85%		466,903	1.05%		1.24%		0.86%		19%	0.06	(2)
(0.16)	33.64	31.75%		573,242	0.99%		1.10%		0.45%		24%	0.03
(1.70)	25.67	(22.45)%		469,013	0.96%		1.11%		0.59%		36%	0.04
(0.25)	35.17	(1.58)%		683,100	0.97%		1.08%		0.59%		43%	0.04
(1.34)	35.99	(26.72)%		724,180	0.99%		1.06%		0.03%		36%	0.03

—	$29.52	32.14	%(3)	$478,125	1.11	%(4)	1.12	%(4)	(0.04	)%(4)	78%	—	(2)(5)

$(1.12)	22.34	43.97%		292,333	1.10%		1.15%		0.12%		111%	$0.01	(2)
(0.04)	16.45	40.84%		150,035	0.99%		1.13%		0.45%		91%	0.02
(0.05)	11.72	(18.30)%		92,440	1.01%		1.19%		0.35%		78%	0.02
(0.53)	14.40	(2.82)%		129,169	0.98%		1.12%		0.77%		73%	0.02
(1.47)	15.41	11.98%		102,850	0.99%		1.05%		0.46%		59%	0.01

$(0.04)	$11.48	4.89	%(3)	$76,217	1.05	%(4)	1.29	%(4)	0.45	%(4)	7%	$0.01	(2)

(0.05)	10.98	10.30%		43,579	1.05%		1.59%		0.74%		13%	0.06	(2)

$(0.08)	$8.32	0.07	%(3)	$224,801	1.05	%(4)	1.23	%(4)	2.42	%(4)	13%	$0.01	(2)

(0.19)	8.39	10.73%		195,668	1.05%		1.26%		2.35%		19%	0.02	(2)
(0.04)	7.76	11.48	%(3)	100,024	1.05	%(4)	1.17	%(4)	2.44	%(4)	6%	—	(5)

—	$8.99	11.82	%(3)	$278,497	1.05	%(4)	1.24	%(4)	(0.49	)%(4)	12%	$0.01	(2)

—	8.04	4.28%		210,060	1.05%		1.28%		(0.59)%		25%	0.02	(2)
—	7.71	33.16%		127,231	1.05%		1.18%		(0.74)%		79%	0.01
—	5.79	(34.43)%		73,894	1.04%		1.21%		(0.21)%		56%	0.01
—	8.83	(12.23)%		189,247	1.00%		1.10%		(0.50)%		10%	0.01
—	10.06	(47.00)%		277,504	1.01%		1.08%		(0.50)%		20%	0.01

$(0.02)	$17.81	6.31	%(3)	$222,746	1.14	%(4)	1.15	%(4)	0.08	%(4)	12%	—	(2)(5)

(0.23)	16.77	7.93%		214,844	1.06%		1.16%		1.42%		28%	$0.01	(2)
(0.03)	15.75	54.21%		186,720	0.99%		1.23%		0.24%		13%	0.03
(0.02)	10.24	(22.81)%		81,146	1.01%		1.15%		0.20%		28%	0.02
(0.38)	13.29	14.23%		50,477	1.05%		1.16%		0.59%		24%	0.01
(8.45)	11.99	(0.84)%		2,371	1.03%		1.26%		0.97%		95%	0.09

$(0.44)	$10.47	17.58	%(3)	$122,647	1.22	%(4)	1.52	%(4)	1.25	%(4)	5%	$0.02	(2)

(0.72)	9.30	9.90%		112,889	1.20%		1.56%		1.89%		17%	0.03	(2)
(0.37)	9.17	45.65%		122,874	1.20%		1.35%		3.67%		38%	0.01
(0.25)	6.61	(3.49)%		79,374	1.17%		1.23%		4.09%		23%	—	(5)
(0.31)	7.10	22.37%		91,308	1.20%		1.33%		4.53%		25%	0.01
(0.34)	6.09	24.03%		44,237	1.20%		1.36%		5.52%		29%	0.01

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments and Options
SMALL CAP FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$16.14	$(0.05	)(2)	$1.34	(2)	$1.29	—		—
Year Ended March 31,
2005	14.59	(0.10	)(2)	1.65	(2)	1.55	—		—
2004	8.47	(0.02	)(2)	6.14	(2)	6.12	—		—
2003	12.19	(0.03	)(2)	(3.69	)(2)	(3.72)	—		—
2002	10.06	0.03		2.14		2.17	$(0.04	)(6)	—
2001	15.39	0.07		(4.41)		(4.34)	(0.07)		$(0.92)
VALUE AND RESTRUCTURING FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$41.40	$0.24	(2)	$4.77	(2)	$5.01	$(0.19)		—
Year Ended March 31,
2005	37.57	0.34	(2)	3.83	(2)	4.17	(0.34)		—
2004	23.66	0.24		13.90		14.14	(0.23)		—
2003	32.63	0.17		(9.01)		(8.84)	(0.13)		—
2002	30.69	0.08		1.94		2.02	(0.08)		—
2001	33.89	0.60		(3.21)		(2.61)	(0.59)		—
EMERGING MARKETS FUND
Shares — (01/02/98*)
Six Months Ended September 30, 2005 (Unaudited)	$8.73	$0.08	(2)	$1.69	(2)	$1.77	$(0.06)		—
Year Ended March 31,
2005	7.67	0.12	(2)	1.18	(2)	1.30	(0.08)		$(0.16)
2004	4.12	0.05		3.55		3.60	(0.05)		—
2003	4.95	0.02		(0.84)		(0.82)	(0.01)		—
2002	4.43	0.01		0.53		0.54	(0.02)		—
2001	7.35	(0.01)		(2.91)		(2.92)	—		—
INTERNATIONAL FUND
Shares — (07/21/87*)
Six Months Ended September 30, 2005 (Unaudited)	$13.05	$0.08	(2)	$1.43	(2)	$1.51	$(0.12)		—
Year Ended March 31,
2005	11.28	0.06	(2)	1.71	(2)	1.77	—	(5)	—
2004	6.83	0.09		4.44		4.53	(0.08)		—
2003	9.75	0.10		(2.99)		(2.89)	(0.03)		—
2002	11.75	0.03		(1.43)		(1.40)	(0.08)		$(0.52)
2001	20.02	(0.05)		(7.49)		(7.54)	(0.13)		(0.60)
PACIFIC/ASIA FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$8.88	$0.04	(2)	$1.03	(2)	$1.07	$(0.11)		—
Year Ended March 31,
2005	8.44	0.03	(2)	0.42	(2)	0.45	(0.01)		—
2004	5.21	0.01		3.22		3.23	—		—
2003	6.68	0.01		(1.43)		(1.42)	(0.05)		—
2002	6.59	0.02		0.09		0.11	(0.02)		—
2001	11.89	(0.06)		(4.88)		(4.94)	(0.36)		—

* Commencement of Operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount represents less than $0.01 per share.
(6)	Includes a tax return of capital of $(0.01).

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

—	$17.43	7.99	%(3)	$532,216	1.05	%(4)	1.08	%(4)	(0.59	)%(4)	38%	—	(2)(5)

—	16.14	10.62%		488,221	1.05%		1.08%		(0.64)%		61%	$0.01	(2)
—	14.59	72.26%		352,457	0.83%		0.98%		(0.20)%		82%	0.02
—	8.47	(30.52)%		156,324	0.83%		1.05%		(0.31)%		105%	0.02
$(0.04)	12.19	21.61%		171,601	0.84%		0.98%		0.19%		144%	0.01
(0.99)	10.06	(28.69)%		87,180	0.89%		1.04%		0.57%		132%	0.02

$(0.19)	$46.22	12.14	%(3)	$5,278,783	1.06	%(4)	1.06	%(4)	1.09	%(4)	5%	—	(2)

(0.34)	41.40	11.16%		4,469,075	1.07%		1.09%		0.87%		8%	$0.01	(2)
(0.23)	37.57	60.06%		3,244,851	0.99%		1.14%		0.78%		4%	0.05
(0.13)	23.66	(27.13)%		1,558,721	0.99%		1.12%		0.65%		16%	0.03
(0.08)	32.63	6.60%		2,408,053	0.94%		1.02%		0.27%		8%	0.02
(0.59)	30.69	(7.74)%		1,822,710	0.95%		1.02%		1.66%		15%	0.03

$(0.06)	$10.44	20.42	%(3)	$603,876	1.76	%(4)	1.93	%(4)	1.78	%(4)	1%	$0.01	(2)

(0.24)	8.73	17.07%		433,168	1.70%		1.90%		1.44%		21%	0.02	(2)
(0.05)	7.67	87.57%		209,161	1.65%		1.92%		0.81%		14%	0.02
(0.01)	4.12	(16.62)%		30,049	1.61%		1.84%		0.51%		43%	0.01
(0.02)	4.95	12.16%		22,847	1.59%		1.93%		0.78%		31%	0.01
—	4.43	(39.73)%		12,258	1.65%		2.09%		(0.16)%		30%	0.02

$(0.12)	$14.44	11.69	%(3)	$323,474	1.50	%(4)	1.59	%(4)	1.18	%(4)	13%	$0.01	(2)

—	13.05	15.71%		240,322	1.50%		1.61%		0.52%		66%	0.01	(2)
(0.08)	11.28	66.51%		130,143	1.38%		1.49%		0.92%		58%	0.01
(0.03)	6.83	(29.72)%		89,679	1.40%		1.57%		0.55%		73%	0.01
(0.60)	9.75	(12.25)%		167,280	1.23%		1.53%		0.44%		50%	0.03
(0.73)	11.75	(38.41)%		302,067	1.41%		1.53%		(0.29)%		55%	0.02

$(0.11)	$9.84	12.17	%(3)	$171,500	1.54	%(4)	1.63	%(4)	0.82	%(4)	26%	—	(2)(5)

(0.01)	8.88	5.32%		134,579	1.50%		1.64%		0.35%		90%	$0.01	(2)
—	8.44	62.00%		114,830	1.45%		1.58%		0.20%		58%	0.01
(0.05)	5.21	(21.44)%		27,330	1.51%		1.66%		0.15%		73%	0.01
(0.02)	6.68	1.62%		23,541	1.43%		1.74%		0.35%		94%	0.02
(0.36)	6.59	(41.79)%		31,995	1.50%		1.68%		(0.63)%		75%	0.02

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund and the Trust currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Blended Equity Fund, Energy and Natural Resources Fund, Large Cap Growth Fund, Real Estate Fund, Small Cap Fund, Value and Restructuring Fund, Emerging Markets Fund, International Fund and Pacific/Asia Fund, portfolios of Excelsior Fund, and Equity Core Fund, Equity Income Fund and Mid Cap Value and Restructuring Fund (formerly the Mid Cap Value Fund), portfolios of the Trust. Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust (collectively the “Funds”) in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Equity Core Fund and Emerging Markets Fund offer two classes of shares: Shares and Institutional Shares. The Equity Income Fund, Large Cap Growth Fund and Small Cap Fund offer two classes of shares: Shares and Retirement Shares. The Mid Cap Value and Restructuring Fund and the Value and Restructuring Fund offer three classes of shares: Shares, Institutional Shares and Retirement Shares. The Financial Highlights of the Institutional Shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase (or at its market value 61 days before maturity) and thereafter assumes a constant amortization to maturity of any bond premium or discount. Investments in securities that are primarily traded on foreign securities exchanges are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust.

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

The International Fund had the following forward foreign currency contracts outstanding as of September 30, 2005:

Settlement Dates	Currency to Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Foreign Currency Purchases:
10/05/05	EUR	476,706	$573,477	$(589)
10/04/05	GBP	1,779,534	3,137,140	1,257
10/03/05	JPY	12,615,320	111,492	(344)
10/04/05	JPY	163,804,563	1,452,683	(9,471)
10/04/05	USD	2,737,603	2,737,603	(1,097)
10/04/05	USD	185,719	185,719	(74)
10/05/05	USD	201,874	201,874	(180)

The Pacific/Asia Fund had the following forward foreign currency contracts outstanding as of September 30, 2005:

Settlement Dates	Currency to Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Foreign Currency Purchases:
10/03/05	JPY	376,809,893	$3,330,180	$(10,269)
10/03/05	SGD	5,454,190	3,223,707	381
10/03/05	USD	2,327,592	2,327,592	7,177

Currency Legend:

EUR Euro

GBP British Pound

JPY Japanese Yen

SGD Singapore Dollar

USD United States Dollar

(c) Covered call options written:

Certain Funds may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

During the six months ended September 30, 2005, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(20,000)	$(2,633,972)
Options written	(17,700)	(5,897,302)
Options expired	—	—
Options exercised	7,464	826,509
Options terminated in closing purchase transactions	19,575	2,731,037

Outstanding, end of period	(10,661)	$(4,973,728)

(d) Concentration of risks:

The Emerging Markets Fund, International Fund and Pacific/Asia Fund invest primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

(e) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(f) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(g) TBA purchase commitments:

The Value and Restructuring Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days.

TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Fund must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(h) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for the Blended Equity Fund, Energy and Natural Resources Fund, Equity Core Fund, Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Real Estate Fund, Small Cap Fund and Value and Restructuring Fund, dividends will be declared and paid at least quarterly; and for the Emerging Markets Fund, International Fund and Pacific/Asia Fund, dividends will be declared and paid semiannually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(i) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together, the “Adviser” or “U.S. Trust”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly based on the average daily net assets of each Fund, as follows:

Blended Equity Fund	0.75%
Energy and Natural Resources Fund	0.60%
Equity Core Fund	0.75%
Equity Income Fund	0.75%

Large Cap Growth Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Real Estate Fund	1.00%
Small Cap Fund	0.60%
Value and Restructuring Fund	0.60%
Emerging Markets Fund	1.25%
International Fund	1.00%
Pacific/Asia Fund	1.00%

U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., and BISYS Fund Services, Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the International Equity Fund, International Fund, Pacific/Asia Fund and Emerging Markets Fund. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Fund for the period paid. For the six months ended September 30, 2005, administration fees charged to the Funds were as follows:

Administration Fees
Blended Equity Fund	$356,889
Energy and Natural Resources Fund	264,688
Equity Core Fund	83,092
Equity Income Fund	161,391
Large Cap Growth Fund	177,884
Mid Cap Value and Restructuring Fund	227,522
Real Estate Fund	92,650
Small Cap Fund	379,416
Value and Restructuring Fund	3,707,220
Emerging Markets Fund	501,193
International Fund	267,104
Pacific/Asia Fund	144,273

From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the four months ended July 31, 2005, and the two months ended September 30, 2005, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

	Four Months Ended July 31, 2005	Two Months Ended September 30, 2005
Blended Equity Fund-Shares	1.05%	1.10%
Energy and Natural Resources Fund-Shares	1.25%	1.25%
Equity Core Fund-Shares	1.05%	1.05%
Equity Income Fund-Shares	1.05%	1.05%
Large Cap Growth Fund-Shares	1.05%	1.05%
Mid Cap Value and Restructuring Fund-Shares	1.14%	1.14%
Real Estate Fund-Shares	1.20%	1.25%
Small Cap Fund-Shares	1.05%	1.05%
Value and Restructuring Fund-Shares	1.14%	1.14%
Emerging Markets Fund-Shares	1.70%	1.85%
International Fund-Shares	1.50%	1.50%
Pacific/Asia Fund-Shares	1.50%	1.65%
Equity Core Fund-Institutional Shares	0.80%	0.80%
Mid Cap Value and Restructuring Fund-Institutional Shares	0.89%	0.89%
Value and Restructuring Fund-Institutional Shares	0.89%	0.89%
Emerging Markets Fund-Institutional Shares	1.45%	1.60%
Equity Income Fund-Retirement Shares	1.55%	1.55%
Large Cap Growth Fund-Retirement Shares	1.55%	1.55%
Mid Cap Value and Restructuring Fund-Retirement Shares	1.64%	1.64%
Small Cap Fund-Retirement Shares	1.55%	1.55%
Value and Restructuring Fund-Retirement Shares	1.64%	1.64%

For the six months ended September 30, 2005, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

Blended Equity Fund	$(346,502)
Energy and Natural Resources Fund	(12,243)
Equity Core Fund	(130,164)
Equity Income Fund	(189,020)
Large Cap Growth Fund	(226,676)
Mid Cap Value and Restructuring Fund	(10,846)
Real Estate Fund	(187,461)
Small Cap Fund	(65,621)
Value and Restructuring Fund	—
Emerging Markets Fund	(430,167)
International Fund	(123,285)
Pacific/Asia Fund	(62,520)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. The Adviser, out of its own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2005, shareholder servicing fees paid to CS & Co. and U.S. Trust were as follows:

Blended Equity Fund	$577,634
Energy and Natural Resources Fund	297,497
Equity Core Fund	72,446
Equity Income Fund	272,274
Large Cap Growth Fund	288,086
Mid Cap Value and Restructuring Fund	344,349
Real Estate Fund	139,512
Small Cap Fund	622,712
Value and Restructuring Fund	4,012,131
Emerging Markets Fund	493,432
International Fund	308,207
Pacific/Asia Fund	166,832

BISYS Fund Services Limited Partnership (the “Distributor”), serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of Mid Cap Value and Restructuring Fund) or Retirement Shares (in the case of Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. For the six months ended September 30, 2005, fees charged for Retirement Shares of the Mid Cap Value and Restructuring Fund and Value and Restructuring Fund were $2 and $47, respectively.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by U.S. Trust. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2005, purchases, sales and maturities of securities, excluding short-term investments and written options transactions, for the Funds aggregated:

	Purchases	Sales and Maturities
Blended Equity Fund	$37,508,376	$39,257,786
Energy and Natural Resources Fund	340,372,448	259,509,975
Equity Core Fund	26,318,611	6,833,612
Equity Income Fund	64,123,181	26,642,744
Large Cap Growth Fund	63,174,099	26,192,467
Mid Cap Value and Restructuring Fund	36,971,024	41,113,921
Real Estate Fund	6,126,537	14,783,158
Small Cap Fund	194,484,383	189,533,747
Value and Restructuring Fund	399,617,225	263,225,372
Emerging Markets Fund	102,018,398	7,072,296
International Fund	86,190,869	34,054,586
Pacific/Asia Fund	54,912,424	36,896,053

4.    Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, passive foreign investment companies, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts, and net capital losses and net currency losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise. Accordingly, the following reclassifications, as of September 30, 2005, were made to/from the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
Real Estate Fund*	$1,251,727	$(4,302,548)	$3,050,821

*	The Real Estate Fund has a tax year end of June 30.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2005, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates:

	Expires
	2008	2009	2010	2011	2012	2013	Total
Large Cap Growth Fund	$8,373,927	$—	$24,653,640	$83,374,895	$22,030,449	$480,165	$138,913,076
Mid Cap Value and Restructuring Fund	—	—	—	121,536	—	—	121,536
Value and Restructuring Fund	—	—	7,063,026	130,876,419	27,363,534	—	165,302,979
Emerging Markets Fund	—	—	—	—	1,892,527	—	1,892,527
International Fund	—	—	15,154,055	69,463,465	15,141,183	—	99,758,703
Pacific / Asia Fund	—	3,035,139	13,687,497	2,982,166	—	—	19,704,802

At September 30, 2005, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation
Blended Equity Fund	$277,761,364	$207,527,284	$(5,305,473)	$202,221,811
Energy and Natural Resources Fund	350,567,664	125,574,767	(1,006,150)	124,568,617
Equity Core Fund	121,623,875	11,898,487	(5,428,669)	6,469,818
Equity Income Fund	212,614,144	21,651,004	(10,728,900)	10,922,104
Large Cap Growth Fund	228,071,056	59,152,348	(8,842,170)	50,310,178
Mid Cap Value and Restructuring Fund	219,942,394	104,252,975	(14,498,022)	89,754,953
Real Estate Fund	82,734,941	39,715,972	(171,935)	39,544,037
Small Cap Fund	408,073,430	137,314,973	(10,682,203)	126,632,770
Value and Restructuring Fund	3,745,356,217	1,931,534,748	(205,582,115)	1,725,952,633
Emerging Markets Fund	455,689,269	173,567,496	(9,321,913)	164,245,583
International Fund	259,341,114	64,728,377	(5,014,385)	59,713,992
Pacific / Asia Fund	143,334,045	32,339,595	(2,342,908)	29,996,687

5.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 2.25 billion shares of the Blended Equity Fund; 1.5 billion shares of the Value and Restructuring Fund; 1 billion shares each of the Energy and Natural Resources Fund, Large Cap Growth Fund, Small Cap Fund and Pacific/Asia Fund; 875 million shares of the International Fund; and 500 million shares each of Real Estate Fund and Emerging Markets Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

A redemption fee of 2% of the value of the shares redeemed or exchanged is imposed on shares of the Emerging Markets Fund, International Fund and Pacific/Asia Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

Capital Share Transactions
	Blended Equity Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	1,128,602	$41,522,435	1,453,644	$50,182,768
Issued as reinvestment of dividends
Shares	11,963	436,469	54,781	1,919,788
Redeemed
Shares	(1,164,614)	(42,540,156)	(3,867,630)	(133,154,580)
Redemption in-kind	—	—	(1,753,322)	(64,627,441)

Net Increase (Decrease)	(24,049)	$(581,252)	(4,112,527)	$(145,679,465)

	Energy and Natural Resources Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	5,428,180	$134,626,600	6,720,085	$134,647,171
Issued as reinvestment of dividends
Shares	—	—	370,420	6,947,444
Redeemed
Shares	(2,313,690)	(55,029,379)	(2,879,496)	(54,059,904)
Redemption in-kind	—	—	(249,566)	(5,779,941)

Net Increase (Decrease)	3,114,490	$79,597,221	3,961,443	$81,754,770

	Equity Core Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	2,866,578	$32,070,801	4,146,420	$43,209,200
Institutional Shares	258,294	2,861,698	4,994,257	56,502,175
Issued as reinvestment of dividends
Shares	3,925	43,927	2,246	23,331
Institutional Shares	2,849	31,892	—	—
Redeemed
Shares	(199,746)	(2,236,790)	(179,102)	(1,884,818)
Institutional Shares	(686,977)	(7,578,991)	(93,928)	(1,044,842)

Net Increase (Decrease)	2,244,923	$25,192,537	8,869,893	$96,805,046

	Equity Income Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	5,869,089	$48,750,189	12,455,777	$99,825,944
Retirement Shares	—	—	136	1,150
Issued as reinvestment of dividends
Shares	42,070	350,439	77,738	622,458
Retirement Shares	1	8	—	—
Redeemed
Shares	(2,235,134)	(18,594,055)	(2,085,368)	(16,772,371)
Retirement Shares	(20)	(159)	—	—

Net Increase (Decrease)	3,676,006	$30,506,422	10,448,283	$83,677,181

	Large Cap Growth Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	6,847,002	$58,450,836	14,085,811	$111,219,637
Retirement Shares	—	—	142	1,150
Redeemed
Shares	(2,002,774)	(16,546,621)	(4,443,816)	(34,760,488)
Retirement Shares	(20)	(161)	—	—

Net Increase (Decrease)	4,844,208	$41,904,054	9,642,137	$76,460,299

	Mid Cap Value and Restructuring Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	1,072,081	$18,296,726	4,506,275	$71,247,527
Institutional Shares	547,999	9,475,224	1,440,444	23,328,088
Retirement Shares	—	—	68	1,150
Issued as reinvestment of dividends
Shares	4,928	85,262	65,005	1,086,350
Institutional Shares	5,940	102,474	40,959	681,342
Retirement Shares	—	—	—	—
Redeemed
Shares	(1,378,838)	(23,476,659)	(3,620,972)	(58,289,434)
Institutional Shares	(550,570)	(9,497,503)	(1,119,376)	(18,369,260)
Retirement Shares	(10)	(162)	—	—
Redemption in-kind	—	—	(1,892,982)	(33,430,054)

Net Increase (Decrease)	(298,470)	$(5,014,638)	(580,579)	$(13,744,291)

	Real Estate Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	1,406,471	$14,415,728	4,646,651	$42,090,605
Issued as reinvestment of dividends
Shares	226,094	2,260,905	327,236	2,958,693
Redeemed
Shares	(2,051,318)	(20,861,221)	(5,186,990)	(46,102,897)
Redemption in-kind	—	—	(1,048,440)	(10,264,224)

Net Increase (Decrease)	(418,753)	$(4,184,588)	(1,261,543)	$(11,317,823)

	Small Cap Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	4,120,575	$67,150,656	15,104,853	$235,106,641
Retirement Shares	—	—	70	1,150
Redeemed
Shares	(3,824,368)	(62,425,782)	(7,918,805)	(124,749,437)
Retirement Shares	(10)	(153)	—	—
Redemption in-kind	—	—	(1,099,692)	(18,595,792)

Net Increase (Decrease)	296,197	$4,724,721	6,086,426	$91,762,562

	Value and Restructuring Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	16,035,747	$698,165,576	39,449,835	$1,550,480,361
Institutional Shares	797,293	34,669,750	3,740,751	154,963,204
Retirement Shares	4,404	198,791	103	4,238
Issued as reinvestment of dividends
Shares	387,970	16,449,615	647,698	24,887,348
Institutional Shares	18,479	783,225	3,356	131,791
Retirement Shares	1	51	—	—
Redeemed
Shares	(10,139,451)	(429,188,265)	(18,527,714)	(724,974,993)
Institutional Shares	(262,239)	(11,310,322)	(873,380)	(36,474,886)
Retirement Shares	(4)	(170)	(75)	(3,149)

Net Increase (Decrease)	6,842,200	$309,768,251	24,440,574	$969,013,914

	Emerging Markets Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	14,587,310	134,756,682	37,020,633	$308,671,668
Institutional Shares	1,867,059	16,123,193	57	500
Issued as reinvestment of dividends
Shares	236,781	2,102,612	627,999	5,340,759
Institutional Shares	—	4	—	—
Redeemed
Shares	(6,623,832)	(59,464,688)	(15,283,468)	(117,126,423)
Redemption fee	—	19,726	—	76,701

Net Increase (Decrease)	10,067,318	$93,537,529	22,365,221	$196,963,205

	International Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	6,986,625	$94,860,481	11,128,396	$135,738,549
Issued as reinvestment of dividends
Shares	55,479	722,890	540	5,983
Issued in connection with merger	—	—	2,194,980	22,740,352
Redeemed
Shares	(3,059,054)	(40,483,806)	(6,452,142)	(78,715,450)
Redemption fee	—	14,111	—	11,008

Net Increase (Decrease)	3,983,050	$55,113,676	6,871,774	$79,780,442

	Pacific/Asia Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	3,600,629	$32,811,697	6,880,415	$57,331,130
Issued as reinvestment of dividends
Shares	64,603	565,926	3,310	26,777
Redeemed
Shares	(1,384,700)	(12,481,562)	(5,346,562)	(43,870,251)
Redemption fee	—	133	—	8,645

Net Increase (Decrease)	2,280,532	$20,896,194	1,537,464	$13,496,301

6.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia, in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been providing full cooperation with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

The Adviser, certain of its affiliates, the Companies and others have also been named in five class action lawsuits which allege that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by the Adviser. Each seeks unspecified monetary damages and related equitable relief. The Adviser, certain of its affiliates, the Companies and others have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20 of the Securities Exchange Act and under Section 36(b) of the Investment Company Act, however, have not been dismissed. Currently, these rulings are subject to reconsideration motions by the parties. It is anticipated that discovery will commence soon with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

8.    Annual Consideration for the Continuation of the Investment Adviser Agreement:

At a meeting of the Boards of Directors/Trustees of the Companies held on July 28, 2005 (the “Meeting”), the Boards of Directors/Trustees, including a majority of the directors/trustees who are not “interested persons” (as defined in the 1940 Act) (the “Boards”) approved the continuance of the investment advisory agreements (the “Advisory Agreements”) for each Fund with United States Trust Company of New York and U.S. Trust Company, N.A. The Board of Directors of Excelsior Funds, Inc. also approved, and recommended to shareholders for their approval, an amendment (“Amendment”) to the Advisory Agreement for the Small Cap Fund which would increase the level of the advisory fee paid by the Fund.

Both in connection with the Meeting specifically dedicated to renewal of the Advisory Agreements and approval of the Amendment and at other meetings during the course of the year, the Directors received written materials and presentations relating to their considerations of the Advisory Agreements and the Amendment. In evaluating the Advisory Agreements and the Amendment, the Directors relied upon their knowledge resulting from their meetings throughout the year, of the Adviser, its services and personnel and the Funds. At the Meeting, the Directors also considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Directors were assisted by their independent legal counsel regarding their responsibilities under applicable law. In determining whether to approve the Advisory Agreements, the Directors considered the following information:

1)    The nature, extent and quality of services provided by the Adviser.

The Directors considered the nature, extent and quality of services provided by the Adviser, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser also provided, at its expense, certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. In addition, the Directors considered that the Adviser, at its own expense, has routinely engaged its internal audit group to examine and report to the Boards on a regular basis various activities and operations of the Funds, the Adviser and the Administrators. The Directors considered that the Adviser, pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Directors considered the Adviser’s effectiveness in ensuring the Funds’ compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Directors also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

The Directors also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds and other personnel responsible for providing advisory services to the Funds. In particular, the Directors focused on the Adviser’s long-standing relationship with the Companies, the Adviser’s overall supervisory structure, the diversity of Fund offerings and portfolio manager compensation structure. The Boards believed that the Adviser had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Directors reviewed and considered, based on their experience and interaction with the Adviser, (i) the Adviser’s ability to retain quality portfolio managers and other personnel; (ii) the Adviser’s diligence and attention to detail in carrying out its responsibilities under the Advisory Agreements; (iii) the Adviser’s responsiveness to requests of the Directors; (iv) the adequacy of the scope and depth of the Adviser’s resources; (v) the Adviser’s efforts to keep the Directors apprised of developments relating to the Funds and the industry in general; (vi) the Adviser’s commitment to spend additional resources to improve the performance and operations of the Funds to benefit shareholders.

2)    The performance of the Funds and the Adviser.

The Boards reviewed the investment performance of each of the Funds and the Adviser as well as the nature of each Fund’s investments and its investment strategies and the characteristics of the Funds’ shareholder base. In this regard, the Directors compared each Fund’s investment performance over the short, medium and longer term against the investment performance of other SEC registered funds that have similar investment objectives and sales load structures. The Directors also compared each Fund’s investment performance over similar periods both on an absolute basis and against its broad-based securities market benchmark, as reflected in each Fund’s current prospectus and annual report and considered rankings and ratings of the Funds issued by Lipper. The Directors considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the return and yield performance that was available in the marketplace given each Fund’s investment objectives, policies, strategies, limitations and restrictions. The Directors also considered the actions taken by the Adviser to address performance concerns raised with and by the Directors over the past year.

3)    The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Boards’ consideration of the level of the advisory fees, as well as their consideration of the Adviser’s proposal to increase the Small Cap Fund’s advisory fee, the Directors reviewed a comparison, developed by Lipper of the level of each Fund’s advisory fee and total expense ratio against a Lipper expense peer group. The Directors viewed the Lipper expense peer group information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Directors considered both the contractual Advisory Agreement rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that with respect to certain of the Funds, the Adviser had contractually committed to waive a portion of its fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors also considered that the Adviser had a consistent methodology in place for determining the fees and expenses of all of the funds within the Excelsior family of Funds.

In connection with their consideration of the proposed increase in the advisory fee for the Small Cap Fund, the Directors noted that the Small Cap Fund’s current advisory fee was well below market, as measured by the expense peer group median; and, further, that even with the proposed increase in the fee, the Fund’s advisory fee would remain below the median level of that of the expense peer group.

The Directors reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Adviser to provide similar advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective.

The Directors also considered an analysis prepared by the Adviser of the estimated profitability of each Fund to the Adviser for its most recent two fiscal years, and reviewed with the Adviser its cost allocation methodology in connection with its profitability. The Directors compared the Adviser’s overall profitability with that of other investment advisers with the assistance of comparisons provided by Lipper. The Board concluded that the Adviser’s profitability was not unreasonable based on all of the information presented to it, including but not limited to, comparative information developed by Lipper regarding the profitability of other investment advisers, the Adviser’s and Funds’ performance, the nature, extent and quality of services provided by the Adviser, the cost of advisory services to the Adviser and other factors.

4)    The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Boards considered information provided by the Adviser as to whether the Adviser had passed on and was likely to pass on to shareholders benefits from its economies of scale. In this regard, the Directors considered various analyses prepared by the Adviser of the estimated profitability of each Fund to the Adviser at higher asset levels and assuming various fee and expense structures. The Directors also considered information from Lipper regarding advisory fee breakpoints charged by other funds. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Adviser to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

5)    Other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the compensation payable by the Funds to affiliates of the Adviser for other services including administration and shareholder servicing. The Directors also considered the payments made by the Adviser to financial intermediaries in connection with distribution-related activities and shareholder servicing.

At a meeting held on May 20, 2005, the Directors received and considered information on the Adviser’s soft dollar usage in connection with the Funds and the research services obtained with the Funds’ brokerage. At that meeting, the Directors also received and reviewed a report prepared by a third party that had tested and analyzed the execution of the Funds’ brokerage transactions.

6)    Conclusions.

Based on a consideration of all these factors in their totality and after deliberation with their independent counsel, the Directors determined that the advisory fee for each of the Funds, and the proposed increase in advisory fee for the Small Cap Fund, were fair and reasonable in light of these factors and in the best interests of the Fund’s shareholders, and that the Advisory Agreements and Amendment should be approved and continued. The Boards based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

9.    Subsequent Events:

On November 18, 2005, the Boards of Directors/Trustees of the Funds approved a proposal by the Adviser, to reconfigure the structure through which U.S. Trust provides advisory services to the Funds. Effective December 16, 2005, the Funds will no longer be advised jointly by the Adviser (through their separately identifiable divisions), but will now be advised by either a new subsidiary of U.S. Trust Company, N.A., tentatively named U.S. Trust Advisers, Inc., (“USTA”) or U.S. Trust New York Asset Management Division (“NYAMD”), the separately identifiable division of United States Trust Company of New York.

USTA, a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A., is registered as an investment adviser with the Securities and Exchange Commission.

Effective December 16, 2005, Small Cap Fund, Value and Restructuring Fund, and Emerging Markets Fund will be advised by USTA and Blended Equity Fund, International Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Real Estate Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Equity Income Fund, and Equity Core Fund will be advised by NYAMD.

The Board of Directors/Trustees also approved the restructuring of the Fund’s Administration Agreement with U.S. Trust Company, N.A. to provide that, effective December 16, 2005, USTA will serve as the administrator to each Fund.

On November 17, the shareholders of the Small Cap Fund approved a proposal to change the investment objective of the Small Cap Fund from a fundamental investment objective that seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less to a non-fundamental investment objective that seeks long-term capital appreciation.

On November 17, the shareholders of the Small Cap Fund approved a proposal to increase the Small Cap Fund’s management fee to 0.75% of the fund’s average daily net assets.

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Anualized Expense	Expenses Paid During
	03/31/2005	09/30/2005	Ratios*	Period**
Actual Fund Return
Blended Equity Fund — Shares	$1,000.00	$1,033.00	1.07%	$5.45
Energy and Natural Resources Fund — Shares	1,000.00	1,321.40	1.11	6.46
Equity Core Fund — Shares	1,000.00	1,048.90	1.05	5.39
Equity Income Fund — Shares	1,000.00	1,000.70	1.05	5.27
Large Cap Growth Fund — Shares	1,000.00	1,118.20	1.05	5.58
Mid Cap Value and Restructuring Fund — Shares	1,000.00	1,063.10	1.14	5.90
Real Estate Fund — Shares	1,000.00	1,175.80	1.22	6.65
Small Cap Fund — Shares	1,000.00	1,079.90	1.05	5.47
Value and Restructuring Fund — Shares	1,000.00	1,121.40	1.06	5.64
Emerging Markets Fund — Shares	1,000.00	1,204.20	1.76	9.73
International Fund — Shares	1,000.00	1,116.90	1.50	7.96
Pacific/Asia Fund — Shares	1,000.00	1,121.70	1.54	8.19

Hypothetical 5% Return
Blended Equity Fund — Shares	1,000.00	1,019.70	1.07	5.42
Energy and Natural Resources Fund — Shares	1,000.00	1,019.50	1.11	5.62
Equity Core Fund — Shares	1,000.00	1,019.80	1.05	5.32
Equity Income Fund — Shares	1,000.00	1,019.80	1.05	5.32
Large Cap Growth Fund — Shares	1,000.00	1,019.80	1.05	5.32
Mid Cap Value and Restructuring Fund — Shares	1,000.00	1,019.35	1.14	5.77
Real Estate Fund — Shares	1,000.00	1,018.95	1.22	6.17
Small Cap Fund — Shares	1,000.00	1,019.80	1.05	5.32
Value and Restructuring Fund — Shares	1,000.00	1,019.75	1.06	5.37
Emerging Markets Fund — Shares	1,000.00	1,016.24	1.76	8.90
International Fund — Shares	1,000.00	1,017.55	1.50	7.59
Pacific/Asia Fund — Shares	1,000.00	1,017.35	1.54	7.79

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

SA-EQUITIES-0905/45288

RETIREMENT SHARES

CORE BOND FUND

EQUITY INCOME FUND

LARGE CAP GROWTH FUND

MID CAP VALUE AND RESTRUCTURING FUND

SMALL CAP FUND

VALUE AND RESTRUCTURING FUND

SEMI-ANNUAL REPORT

September 30, 2005

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 881-9358, and (ii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds Trust and Excelsior Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds Trust and Excelsior Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value
ASSET BACKED SECURITIES — 0.90%
$ 1,087,981	CIT RV Trust, 1999-A A4,	6.16%	06/15/13	$1,091,661
985,823	Residential Asset Mortgage Products, Inc., 2003-FZ4 A2	2.81	07/25/27	981,930

	TOTAL ASSET BACKED SECURITIES (Cost $2,051,356)			2,073,591

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.70%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 15.06%
2,453,672	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(a)	4.48	12/25/34	2,446,771
2,571,206	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	2,567,634
1,672,464	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	1,684,705
8,201,104	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.83	08/25/34	8,118,938
2,917,045	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	01/25/35	2,851,550
17,460,533	Wells Fargo Mortgage Backed Securities Trust, 2005-AR9 3A2(a)	4.36	05/25/35	17,187,713

				34,857,311

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 4.83%
7,183,175	1602 PH	6.00	04/15/23	7,260,012
3,798,900	2333 UZ	6.50	07/15/31	3,918,601

				11,178,613

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.62%
1,430,000	2003-17 QT	5.00	08/25/27	1,426,222

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.19%
2,663,530	2005-25 B	6.21	03/16/21	2,740,881

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,551,454)			50,203,027

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.81%
1,477,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	1,450,513

Principal Amount		Rate	Maturity Date	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 3,705,581	Chase Commercial Mortgage Securities Corp., 1997-2 D	6.60	12/19/29	$3,842,617
1,689,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32%	06/10/36	1,725,456
2,000,000	Morgan Stanley Capital I, 1997-C1F(b)	6.85	02/15/20	2,037,694
3,601,000	Morgan Stanley Capital I, 1999-WF1 B	6.32	11/15/31	3,755,093
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	3,473,392
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G(c)	7.15	06/15/06	4,053,580
1,009,000	Mortgage Capital Funding, Inc., 1996-MC2 D	7.26	12/21/26	1,030,620
836,000	Mortgage Capital Funding, Inc., 1997-MC2 C	6.88	11/20/27	868,250
3,061,000	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95	03/18/30	3,203,023
2,521,000	Nomura Asset Securities Corp., 1998-D6 A4(a)	7.62	03/15/30	2,919,336
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,542,463
2,305,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	2,346,413

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,797,947)			34,248,450

CORPORATE BONDS — 11.58%
505,000	AK Steel Corp.	7.75	06/15/12	465,863
1,117,000	America Movil S.A. de C.V.	4.13	03/01/09	1,086,697
400,000	Boyd Gaming Corp.	8.75	04/15/12	431,000
700,000	British Telecommunications plc	8.88	12/15/30	949,503
1,081,000	CIT Group, Inc.	5.88	10/15/08	1,115,262
961,000	CMS Energy Corp.	9.88	10/15/07	1,045,088
1,441,000	Comcast Cable Communications	6.88	06/15/09	1,536,275

See Notes to Financial Statements.

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
$ 1,441,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	$1,537,313
600,000	Eircom Funding	8.25	08/15/13	651,000
600,000	Entergy Gulf States	5.70	06/01/15	587,896
181,000	Hercules, Inc.	11.13	11/15/07	203,625
2,773,000	Household Finance Corp.	8.00%	07/15/10	3,128,995
649,000	IMC Global, Inc., Series B	10.88	06/01/08	733,370
1,437,000	International Lease Finance Corp.	4.50	05/01/08	1,424,074
250,000	Iron Mountain, Inc.	8.63	04/01/13	261,875
2,881,000	Merrill Lynch & Co. MTN	5.00	02/03/14	2,865,304
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,442,136
627,000	PSEG Energy Holdings, Inc.	8.63	02/15/08	655,215
800,000	Qwest Services Corp., Multi-Coupon Bond(a)(b)	13.50	12/15/10	916,000
1,596,000	Sprint Capital Corp.	8.38	03/15/12	1,878,233
1,153,000	Time Warner Cos., Inc.	7.25	10/15/17	1,310,479
1,441,000	Wal-Mart Stores	4.13	02/15/11	1,401,681
1,081,000	Weyerhaeuser Co.	6.88	12/15/33	1,156,075

	TOTAL CORPORATE BONDS (Cost $26,046,374)			26,782,959

TAX-EXEMPT SECURITIES — 3.93%
3,169,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC)	5.50	03/15/28	3,682,790
1,441,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC)	5.50	03/15/30	1,674,500
3,601,000	University of Texas Revenue Bonds, Series B	5.00	08/15/33	3,735,821

	TOTAL TAX-EXEMPT SECURITIES (Cost $9,244,858)			9,093,111

FOREIGN GOVERNMENT OBLIGATION — 0.99%
2,161,000	United Mexican States	6.38	01/16/13	2,299,304

	TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $2,197,008)			2,299,304

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY BONDS & NOTES — 3.42%
	FANNIE MAE — 3.42%
$ 5,000,000	(c)	6.25%	02/01/11	$5,343,275
5,329,000	(d)	0.00	10/09/19	2,556,028

				7,899,303

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $7,608,280)			7,899,303

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 23.19%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.71%
3,077,585	Pool # A20105	5.00	04/01/34	3,016,510
3,171,863	Pool # C01811	5.00	04/01/34	3,108,917
134,937	Pool # C71221	5.00	09/01/32	132,417

				6,257,844

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 17.19%
126,493	Pool # 255613	4.50	12/01/34	120,727
70,003	Pool # 255703	4.50	04/01/35	66,747
12,503,436	Pool # 357824	5.50	06/01/35	12,499,559
1,270,613	Pool # 387203	4.80	01/01/12	1,268,680
1,084,963	Pool # 387204	4.80	01/01/12	1,083,313
4,316,610	Pool # 618322	6.00	12/01/31	4,391,412
453,842	Pool # 779827	4.50	05/01/34	433,154
779,930	Pool # 797494	4.50	03/01/35	743,663
38,567	Pool # 799127	4.50	04/01/35	36,774
5,531,587	Pool # 805386 ARM(a)	4.91	01/01/35	5,527,732
596,695	Pool # 807671	4.50	12/01/34	569,496
150,167	Pool # 807911	4.50	03/01/35	143,184
1,552,185	Pool # 808051	4.50	02/01/35	1,480,009
999,900	Pool # 808168	4.50	03/01/35	953,405
4,908,030	Pool # 808172	4.50	03/01/35	4,679,807
863,457	Pool # 812268	5.50	05/01/35	863,349
999,901	Pool # 814351	4.50	03/01/35	953,406
331,347	Pool # 814433	4.50	03/01/35	315,939
915,066	Pool # 814474	4.50	03/01/35	872,515
426,011	Pool # 819359	4.50	03/01/35	406,202
961,657	Pool # 820989	5.50	04/01/35	961,536
981,704	Pool # 821567	5.50	06/01/35	981,581
120,068	Pool # 825779	4.50	08/01/35	114,485
276,794	Pool # 832225	4.50	07/01/35	263,923
46,267	Pool # 838242	4.50	08/01/35	44,116

				39,774,714

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 3.29%
462,163	Pool # 2562	6.00	03/20/28	472,620
672,926	Pool # 267812	8.50	06/15/17	731,961
2,332,354	Pool # 3413	4.50	07/20/33	2,234,256
2,157,348	Pool # 3442	5.00	09/20/33	2,131,520

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — (continued)
$ 36,577	Pool # 532751	9.00%	08/15/30	$40,404
109,975	Pool # 568670	6.50	04/15/32	114,426
341,873	Pool # 780548	8.50	12/15/17	370,646
333,543	Pool # 780865	9.50	11/15/17	367,306
625,107	Pool # 781084	9.00	12/15/17	678,772
471,354	Pool # 80311 ARM(a)	3.50	08/20/29	475,207

				7,617,118

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $53,802,738)			53,649,676

U.S. GOVERNMENT SECURITIES — 19.92%:
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.17%
3,619,000		0.00	05/15/17	2,138,608
4,836,000		0.00	05/15/17	2,870,795

				5,009,403

	U.S. TREASURY INFLATION PROTECTED BONDS — 2.56%
3,000,000		4.25	01/15/10	3,897,269
2,000,000		1.63	01/15/15	2,022,356

				5,919,625

	U.S. TREASURY NOTES — 15.19%
19,200,000		3.63	01/15/10	18,756,748
5,652,000		4.25	11/15/14	5,611,600
7,955,000		7.63	11/15/22	10,769,702

				35,138,050

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $46,201,707)			46,067,078

Shares
REGISTERED INVESTMENT COMPANIES — 0.43%
501,367	Dreyfus Government Cash Management Fund			501,367
501,366	Fidelity U.S. Treasury II Fund			501,366

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,002,733)			1,002,733

		Value
TOTAL INVESTMENTS (Cost $232,504,455)	100.87%	$233,319,232
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.87)	(2,013,089)

NET ASSETS	100.00%	$231,306,143

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $2,953,694 or 1.28% of net assets.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Zero-Coupon Security

AMBAC—American Municipal Bond Assurance Corp.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—public limited company

STRIPS—Separately Traded Registered Interest and Principal Securities

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	46.53%	$107,616,057
Collateralized Mortgage Obligations	21.70	50,203,027
Commercial Mortgage-Backed Securities	14.81	34,248,450
Corporate Bonds	11.58	26,782,959
Tax-Exempt Securities	3.93	9,093,111
Foreign Government Obligation	0.99	2,299,304
Asset Backed Securities	0.90	2,073,591
Registered Investment Company	0.43	1,002,733

Total Investments	100.87%	$233,319,232
Other Assets and Liabilities (Net)	(0.87)	(2,013,089)

Net Assets	100.00%	$231,306,143

See Notes to Financial Statements.

4

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Income Fund

Shares		Value
COMMON STOCKS — 90.17%
	CONSUMER DISCRETIONARY — 11.32%
253,300	Circuit City Stores, Inc.	$4,346,628
180,000	Leggett & Platt, Inc.	3,636,000
228,000	Newell Rubbermaid, Inc.	5,164,200
135,000	Snap-On, Inc.	4,876,200
140,000	Superior Industries International, Inc.	3,012,800
243,400	Time Warner, Inc.	4,407,974

		25,443,802

	CONSUMER STAPLES — 7.24%
247,000	Albertson’s, Inc.	6,335,550
88,000	Altria Group, Inc.	6,486,480
325,000	American Italian Pasta Co.	3,464,500

		16,286,530

	ENERGY — 8.12%
95,800	BP plc ADR	6,787,430
105,300	Chevron Corp.	6,816,069
68,000	Halliburton Co.	4,659,360

		18,262,859

	FINANCIAL — 20.70%
189,000	Arthur J. Gallagher & Co.	5,445,090
95,516	Bank of America Corp.	4,021,224
125,000	Citigroup, Inc.	5,690,000
85,500	Comerica, Inc.	5,035,950
200,000	Mellon Financial Corp.	6,394,000
200,000	Montpelier RE Holdings Ltd.	4,970,000
105,000	Morgan Stanley	5,663,700
149,000	U.S. BanCorp.	4,183,920
213,000	Van der Moolen Holding NV ADR	1,154,460
177,500	W. P. Stewart & Co. Ltd.	3,961,800

		46,520,144

	HEALTH CARE — 6.15%
90,000	Eli Lilly & Co.	4,816,800
101,300	Medtronic, Inc.	5,431,706
131,400	Merck & Co., Inc.	3,575,394

		13,823,900

Shares		Value
COMMON STOCKS — (continued)
	INDUSTRIALS — 10.61%
76,845	Deluxe Corp.	$3,086,095
177,533	General Electric Co.	5,977,536
162,500	Honeywell International, Inc.	6,093,750
86,475	Hubbell, Inc., Class B	4,058,272
125,000	RR Donnelley & Sons Co.	4,633,750

		23,849,403

	INFORMATION TECHNOLOGY — 9.54%
305,000	AVX Corp.	3,885,700
271,000	Electronic Data Systems Corp.	6,081,240
213,000	Microsoft Corp.	5,480,490
355,000	Nokia Oyj ADR	6,003,050

		21,450,480

	RAW/INTERMEDIATE MATERIALS — 8.41%
110,000	Eastman Chemical Co.	5,166,700
227,000	Packaging Corp. of America	4,406,070
10,000	Pope Resources Ltd.	313,000
81,000	Rayonier, Inc.	4,667,220
237,000	RPM, Inc.	4,360,800

		18,913,790

	TELECOMMUNICATION — 5.00%
269,000	AT&T Corp.	5,326,200
181,000	Verizon Communications, Inc.	5,916,890

		11,243,090

	UTILITIES — 3.08%
158,200	Cleco Corp.	3,730,356
112,750	Vectren Corp.	3,196,463

		6,926,819

	TOTAL COMMON STOCKS (Cost $190,977,334)	202,720,817

FOREIGN COMMON STOCKS — 2.75%
	NETHERLANDS — 0.24%
100,000	Van der Moolen Holding NV	540,371

	UNITED KINGDOM — 2.51%
483,400	Pearson plc	5,630,361

	TOTAL FOREIGN COMMON STOCKS (Cost $6,308,220)	6,170,732

See Notes to Financial Statements.

5

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Income Fund — (continued)

Shares		Value
CONVERTIBLE PREFERRED STOCKS — 5.76%
	CONSUMER DISCRETIONARY — 3.67%
110,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	$4,009,500
215,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	4,246,250

		8,255,750

	ENERGY — 2.09%
116,500	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	4,694,950

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,074,924)	12,950,700

Contracts
CALL OPTION PURCHASED — 0.13%
600	Time Warner, Inc. Expires 01/19/08 strike price 15	282,000

	TOTAL CALL OPTION PURCHASED (Cost $257,109)	282,000

Principal Amount
REPURCHASE AGREEMENT — 0.63%
$1,412,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $1,412,288 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $1,437,000, maturing on 03/13/06; total market value $1,412,000)	1,412,000

	TOTAL REPURCHASE AGREEMENT (Cost $1,412,000)	1,412,000

		Value
TOTAL INVESTMENTS (Cost $212,029,587)	99.44%	$223,536,249
OTHER ASSETS IN EXCESS OF LIABILITIES	0.56	1,265,834

NET ASSETS	100.00%	$224,802,083

ADR—American Depository Receipt

Ltd.—Limited

plc—Public limited company

See Notes to Financial Statements.

6

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	20.94%	$47,060,515
Consumer Discretionary	15.12	33,981,552
Information Technology	12.05	27,080,841
Industrials	10.61	23,849,403
Energy	10.21	22,957,809
Raw/Intermediate Materials	8.41	18,913,790
Consumer Staples	7.24	16,286,530
Health Care	6.15	13,823,900
Telecommunication	5.00	11,243,090
Utilities	3.08	6,926,819
Repurchase Agreements	0.63	1,412,000

Total Investments	99.44%	$223,536,249
Other Assets and Liabilities (Net)	0.56	1,265,834

Net Assets	100.00%	$224,802,083

See Notes to Financial Statements.

7

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Large Cap Growth Fund

Shares		Value

COMMON STOCKS — 95.53%
	CONSUMER DISCRETIONARY — 16.62%
198,000	Carnival Corp., Class A	$9,896,040
136,500	eBay(a)	5,623,800
60,900	Kohls Corp.(a)	3,055,962
115,700	Lowes Companies, Inc.	7,451,080
357,900	Petsmart, Inc.	7,795,062
123,400	Starbucks Corp.(a)	6,182,340
237,100	Univision Communications, Inc.(a)	6,290,263

		46,294,547

	CONSUMER STAPLES — 1.52%
134,900	Sysco Corp.	4,231,813

	FINANCIAL — 8.59%
32,300	Chicago Mercantile Exchange	10,894,790
42,700	Lehman Brothers Holding, Inc.	4,973,696
150,400	SLM Corp.	8,067,456

		23,935,942

	HEALTH CARE — 31.80%
66,355	Alcon, Inc.	8,485,477
78,400	Amgen, Inc.(a)	6,246,128
204,700	Caremark Rx, Inc.(a)	10,220,671
200,700	Celgene Corp.(a)	10,902,024
121,700	Eli Lilly & Co.	6,513,384
169,400	Gilead Sciences, Inc.(a)	8,259,944
94,600	Medtronic, Inc.	5,072,452
176,500	Patterson Cos., Inc.(a)	7,065,295
222,800	Teva Pharmaceutical	7,445,976
106,176	Wellpoint Health Networks(a)	8,050,264
149,600	Zimmer Holdings, Inc.(a)	10,305,944

		88,567,559

	INDUSTRIALS — 3.52%
68,700	Apollo Group, Inc., Class A(a)	4,560,993
92,100	Expeditors International of Washington, Inc.	5,229,438

		9,790,431

	INFORMATION TECHNOLOGY — 28.82%
183,700	Apple Computer, Inc.(a)	9,848,157
169,800	Broadcom Corp., Class A(a)	7,965,318
188,900	Dell, Inc.(a)	6,460,380
129,900	Electronic Arts, Inc.(a)	7,390,011
28,345	Google, Inc., Class A(a)	8,970,059
142,300	Infosys Technologies Ltd. ADR	10,570,044

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
267,684	Qualcomm, Inc.	$11,978,859
107,300	Research In Motion Ltd.(a)	7,339,320
106,200	SAP AG ADR	4,601,646
226,391	Symantec Corp.(a)	5,130,020

		80,253,814

	TELECOMMUNICATION — 4.66%
492,900	America Movil S.A. de C.V., Series L ADR	12,973,128

	TOTAL COMMON STOCKS (Cost $215,737,056)	266,047,234

Principal Amount
REPURCHASE AGREEMENT — 4.43%:
$12,334,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $12,336,518 (collateralized by Federal National Mortgage Association Discount Note, par value $12,465,000, maturing on 01/11/06; total market value $12,334,000)	12,334,000

	TOTAL REPURCHASE AGREEMENT (Cost $12,334,000)	12,334,000

TOTAL INVESTMENTS (Cost $228,071,056)	99.96%	$278,381,234
OTHER ASSETS IN EXCESS OF LIABILITIES	0.04	116,754

NET ASSETS	100.00%	$278,497,988

(a)	Non-income producing security

ADR—American Depository Receipt

Ltd.—Limited

See Notes to Financial Statements.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Health Care	31.80%	$88,567,559
Information Technology	28.82	80,253,814
Consumer Discretionary	16.62	46,294,547
Financial	8.59	23,935,942
Telecommunication	4.66	12,973,128
Repurchase Agreements	4.43	12,334,000
Industrials	3.52	9,790,431
Consumer Staples	1.52	4,231,813

Total Investments	99.96%	$278,381,234
Other Assets and Liabilities (Net)	0.04	116,754

Net Assets	100.00%	$278,497,988

See Notes to Financial Statements.

9

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value
COMMON STOCKS — 98.44%
	CONSUMER DISCRETIONARY — 23.87%
85,900	Autozone, Inc.(a)	$7,151,175
126,600	Black & Decker Corp.	10,392,594
875,000	Blockbuster, Inc.	3,920,000
250,000	Callaway Golf Co.	3,772,500
95,000	Centex Corp.	6,135,100
220,000	EchoStar Communications, Inc.	6,505,400
375,000	Interpublic Group of Companies, Inc.(a)	4,365,000
170,000	Limited Brands	3,473,100
204,300	Newell Rubbermaid, Inc.	4,627,395
379,700	Onex Corp.	6,723,728
148,000	Sherwin-Williams Co.	6,522,360
225,000	TJX Cos., Inc.	4,608,000
208,000	Zale Corp.(a)	5,653,440

		73,849,792

	CONSUMER STAPLES — 2.57%
205,000	Dean Foods Co.(a)	7,966,300

	ENERGY — 13.07%
110,000	Cimarex Energy Co.(a)	4,986,300
217,000	Devon Energy Corp.	14,894,880
153,700	Noble Corp.	10,522,302
117,600	Occidental Petroleum Corp.	10,046,568

		40,450,050

	FINANCIAL — 13.97%
167,300	Ace Ltd.	7,874,811
200,000	CIT Group, Inc.	9,036,000
250,000	Doral Financial Corp.	3,267,500
72,400	Lehman Brothers Holding, Inc.	8,433,152
125,000	Leucadia National Corp.	5,387,500
75,000	RenaissanceRe Holdings Ltd.	3,279,750
270,000	Sovereign Bancorp, Inc.	5,950,800

		43,229,513

	HEALTH CARE — 4.80%
320,000	Health Management Associates, Inc., Class A	7,510,400
198,900	Shire Pharmaceuticals plc ADR	7,357,311

		14,867,711

	INDUSTRIALS — 16.15%
235,000	Brink’s Co.	9,649,100
265,000	Empresa Brasileira de Aeronautica S.A. ADR	10,229,000

Shares		Value
COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
153,700	Lincoln Electric Holdings, Inc.	$6,055,780
194,400	Mueller Industries, Inc.	5,398,488
420,000	United Rentals, Inc.(a)	8,278,200
185,000	York International Corp.	10,372,950

		49,983,518

	INFORMATION TECHNOLOGY — 9.03%
200,000	Cabot Microelectronics Corp.(a)	5,876,000
245,000	Electronic Data Systems Corp.	5,497,800
280,400	Harris Corp.	11,720,720
500,000	Symbol Technologies, Inc.	4,840,000

		27,934,520

	RAW/INTERMEDIATE MATERIALS — 5.37%
228,800	Aracruz Cellulose S.A. ADR	9,284,704
215,000	Georgia-Pacific Corp.	7,322,900

		16,607,604

	REAL ESTATE — 3.64%
360,000	Friedman Billings Ramsey Group, Inc., Class A	3,668,400
121,600	St. Joe Co.	7,593,920

		11,262,320

	UTILITIES — 5.97%
2,550,000	Calpine Corp.(a)	6,604,500
406,800	EL Paso Corp.	5,654,520
248,600	Williams Cos., Inc.	6,227,430

		18,486,450

	TOTAL COMMON STOCKS (Cost $215,893,952)	304,637,778

FOREIGN COMMON STOCKS — 1.53%
	NETHERLANDS — 1.53%
99,500	Hunter Douglas NV	4,731,570

	TOTAL FOREIGN COMMON STOCKS (Cost $3,662,399)	4,731,570

See Notes to Financial Statements.

10

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

Principal Amount		Value
REPURCHASE AGREEMENT — 0.11%:
$328,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $328,067 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $334,000, maturing on 03/13/06; total market value $328,001)	$328,000

	TOTAL REPURCHASE AGREEMENT (Cost $328,000)	328,000

		Value
TOTAL INVESTMENTS (Cost $219,884,351)	100.08%	$309,697,348
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.08)	(247,636)

NET ASSETS	100.00%	$309,449,712

(a)	Non-income producing security.

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	25.40%	$78,581,362
Industrials	16.15	49,983,518
Financial	13.97	43,229,513
Energy	13.07	40,450,050
Information Technology	9.03	27,934,520
Utilities	5.97	18,486,450
Raw/Intermediate Materials	5.37	16,607,604
Health Care	4.80	14,867,711
Real Estate	3.64	11,262,320
Consumer Staples	2.57	7,966,300
Repurchase Agreements	0.11	328,000

Total Investments	100.08%	$309,697,348
Other Assets and Liabilities (Net)	(0.08)	(247,636)

Net Assets	100.00%	$309,449,712

See Notes to Financial Statements.

11

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Small Cap Fund

Shares		Value
COMMON STOCKS — 99.91%
	CONSUMER DISCRETIONARY — 10.40%
250,000	Fossil, Inc.(a)	$4,547,500
1,000,000	Oakley, Inc.	17,340,000
1,000,000	Sotheby’s Holdings, Inc., Class A(a)	16,720,000
320,000	Thor Industries, Inc.	10,880,000
200,000	Urban Outfitters, Inc.(a)	5,880,000

		55,367,500

	CONSUMER STAPLES — 4.55%
440,000	BJ’s Wholesale Club, Inc.(a)	12,232,000
380,000	Performance Food Group Co.(a)	11,992,800

		24,224,800

	ENERGY — 6.78%
200,000	Cal Dive International, Inc.(a)	12,682,000
160,000	Helmerich & Payne, Inc.	9,662,400
440,000	TETRA Technologies, Inc.(a)	13,736,800

		36,081,200

	FINANCIAL — 9.63%
280,000	Greenhill & Co., Inc.	11,673,200
320,000	Jefferies Group, Inc.	13,936,000
80,000	Park National Corp.	8,661,600
200,000	Philadelphia Consolidated Holdings Corp.(a)	16,980,000

		51,250,800

	HEALTH CARE — 10.93%
360,000	Arrow International, Inc.	10,152,000
400,000	Greatbatch, Inc.(a)	10,976,000
430,000	Kensey Nash Corp.(a)	13,183,800
370,000	LifePoint Hospitals, Inc.(a)	16,180,100
1,800,000	Orthovita, Inc.(a)	7,704,000

		58,195,900

	INDUSTRIALS — 16.19%
600,000	FTI Consulting, Inc.(a)	15,156,000
720,000	Kansas City Southern(a)	16,783,200
1,600,000	Quanta Services, Inc.(a)	20,416,000
640,000	Shaw Group, Inc.(a)	15,782,400
460,000	Simpson Manufacturing Co., Inc.	18,004,400

		86,142,000

Shares		Value
COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 16.64%
260,000	CACI International, Inc., Class A(a)	$15,756,000
600,000	Dendrite International, Inc.(a)	12,054,000
650,000	Forrester Research, Inc.(a)	13,533,000
1,000,000	Keane, Inc.(a)	11,430,000
520,000	Manhattan Associates, Inc.(a)	12,064,000
380,000	MAXIMUS, Inc.	13,585,000

860,000	MPS Group, Inc.(a)	10,148,000

		88,570,000

	RAW/INTERMEDIATE MATERIALS — 1.89%
900,000	USEC, Inc.	10,044,000

	TECHNOLOGY — 19.30%
400,000	Cabot Microelectronics Corp.(a)	11,752,000
700,000	CommScope, Inc.(a)	12,138,000
700,000	Fairchild Semiconductor International, Inc.(a)	10,402,000
450,000	FLIR Systems, Inc.(a)	13,311,000
1,500,000	Kulicke & Soffa Industries, Inc.(a)	10,875,000
660,000	McDATA Corp., Class A(a)	3,458,400
180,000	Metrologic Instruments, Inc.(a)	3,274,200
330,000	Palm, Inc.(a)	9,348,900
420,000	Power Integrations(a)	9,135,000
520,000	Technitrol, Inc.	7,966,400
260,000	Varian Semiconductor Equipment Associates, Inc.(a)	11,016,200

		102,677,100

	TELECOMMUNICATION — 1.46%
430,000	Intrado, Inc.(a)	7,752,900

	UTILITIES — 2.14%
300,000	Aqua America, Inc.	11,406,000

	TOTAL COMMON STOCKS (Cost $403,523,563)	531,712,200

See Notes to Financial Statements.

12

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Small Cap Fund — (continued)

Principal Amount		Value
REPURCHASE AGREEMENT — 0.56%
$2,994,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $2,994,611 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $3,047,000, maturing on 03/13/06; total market value $2,994,000)	$2,994,000

	TOTAL REPURCHASE AGREEMENT (Cost $2,994,000)	2,994,000

		Value
TOTAL INVESTMENTS (Cost $406,517,563)	100.47%	$534,706,200
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.47)	(2,489,208)

NET ASSETS	100.00%	$532,216,992

(a)	Non-income producing security

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Technology	19.30%	$102,677,100
Information Technology	16.64	88,570,000
Industrials	16.19	86,142,000
Health Care	10.93	58,195,900
Consumer Discretionary	10.40	55,367,500
Financial	9.63	51,250,800
Energy	6.78	36,081,200
Consumer Staples	4.55	24,224,800
Utilities	2.14	11,406,000
Raw/Intermediate Materials	1.89	10,044,000
Telecommunication	1.46	7,752,900
Repurchase Agreements	0.56	2,994,000

Total Investments	100.47%	$534,706,200
Other Assets and Liabilities (Net)	(0.47)	(2,489,208)

Net Assets	100.00%	$532,216,992

See Notes to Financial Statements.

13

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund

Shares		Value
COMMON STOCKS — 93.32%
	CONSUMER DISCRETIONARY — 17.63%
1,800,000	Avon Products, Inc.	$48,600,000
1,875,000	Black & Decker Corp.	153,918,750
2,550,000	Centex Corp.	164,679,000
1,650,000	EchoStar Communications, Inc.	48,790,500
1,011,388	Harman International Industries, Inc.	103,434,651
3,700,000	Interpublic Group of Companies, Inc.(a)	43,068,000
1,200,000	Journal Communications, Inc., Class A	17,880,000
3,500,000	Liberty Media Corp., Class A(a)	28,175,000
2,375,000	Newell Rubbermaid, Inc.	53,793,750
2,260,000	TJX Cos., Inc.	46,284,800
5,600,000	XM Satellite Radio Holdings, Inc., Class A(a)	201,096,000
2,100,000	Zale Corp.(a)	57,078,000

		966,798,451

	CONSUMER STAPLES — 4.79%
1,875,000	ConAgra Foods, Inc.	46,406,250
2,420,000	Dean Foods Co.(a)	94,041,200
1,400,000	Kraft Foods, Inc., Class A	42,826,000
2,000,000	Loews Corp. — Carolina Group	79,260,000

		262,533,450

	ENERGY — 14.99%
2,094,600	Burlington Resources, Inc.(b)	170,332,872
625,000	CNX Gas Corp.(a) (c)	12,812,500
1,250,000	ConocoPhillips	87,387,500
2,224,000	Devon Energy Corp.(b)	152,655,360
1,200,000	Mariner Energy, Inc.(a) (c)	24,000,000
1,900,000	Noble Energy, Inc.	89,110,000
1,725,000	Petrobras ADR	123,320,250
2,750,000	Rossetta(a) (c)	52,250,000
1,725,000	Todco, Class A(b)	71,949,750
1,175,200	W&T Offshore, Inc.	38,111,736

		821,929,968

	FINANCIAL — 16.40%
1,680,000	Ace Ltd.	79,077,600
2,486,200	Amvescap plc ADR	32,395,186
1,650,000	Apollo Investment Corp.(d)	32,670,000
725,000	CIT Group, Inc.	32,755,500
1,800,000	Citigroup, Inc.	81,936,000

Shares		Value
COMMON STOCKS — (continued)
	FINANCIAL — (continued)
2,550,000	Doral Financial Corp.	$33,328,500
1,050,000	Freddie Mac	59,283,000
1,825,000	JP Morgan Chase & Co.	61,922,250
675,000	Lehman Brothers Holding, Inc.	78,624,000
700,000	Loews Corp.	64,687,000
2,400,000	MCG Capital Corp.	40,488,000
1,300,000	Metlife, Inc.	64,779,000
950,000	MoneyGram International, Inc.	20,624,500
1,510,000	Morgan Stanley	81,449,400
800,000	PNC Financial Services Group, Inc.	46,416,000
2,375,000	Primus Guaranty Ltd.(a)	25,840,000
650,000	Washington Mutual, Inc.	25,493,000
550,000	XL Capital Ltd., Class A	37,416,500

		899,185,436

	HEALTH CARE — 3.60%
875,000	AmerisourceBergen Corp.	67,637,500
550,000	Baxter International, Inc.	21,928,500
850,000	Bristol-Myers Squibb Co.	20,451,000
1,250,000	HCA, Inc.	59,900,000
600,000	Wyeth	27,762,000

		197,679,000

	INDUSTRIALS — 11.10%
2,000,000	AGCO Corp.(a)	36,400,000
450,000	Aries Maritime Transport Ltd.(a)	6,750,000
800,000	Arlington Tankers	18,744,000
3,000,000	Cendant Corp.	61,920,000
1,350,000	Deluxe Corp.	54,216,000
1,900,000	Empresa Brasileira de Aeronautica S.A. ADR	73,340,000
1,400,000	Gol Linhas Aereas Inteligentes S.A. ADR	45,430,000
1,250,000	Ryder Systems, Inc.	42,775,000
2,075,000	Tyco International Ltd.	57,788,750
1,100,000	Union Pacific Corp.	78,870,000
3,500,000	United Rentals, Inc.(a)	68,985,000
1,225,000	United Technologies Corp.	63,504,000

		608,722,750

	INFORMATION TECHNOLOGY — 4.61%
3,500,000	Harris Corp.	146,300,000
2,800,000	Nokia Oyj ADR	47,348,000

See Notes to Financial Statements.

14

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value
COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY —(continued)
1,325,000	Plantronics, Inc.	$40,823,250
1,550,000	Vishay Intertechnology, Inc.(a)	18,522,500

		252,993,750

	RAW/INTERMEDIATE MATERIALS — 10.82%
625,000	Alpha Natural Resources, Inc.(a)	18,775,000
2,610,000	Celanese Corp., Class A	45,022,500
1,750,000	CF Industries Holdings, Inc.(a)	25,917,500
2,050,000	Consol Energy, Inc.	156,353,500
288,410	Eagle Materials, Inc., Class B	33,369,037
1,350,000	Foundation Coal Holdings, Inc.	51,907,500
2,035,000	Georgia-Pacific Corp.	69,312,100
1,230,000	Lafarge Corp.	83,160,300
1,075,000	PPG Industries, Inc.	63,629,250
825,000	Southern Peru Copper Corp.	46,167,000

		593,613,687

	REAL ESTATE — 3.28%
431,400	Capital Lease Funding, Inc.	4,464,990
2,395,000	Diamondrock Hospitality Co.	28,141,250
1,855,500	Fieldstone Investment Corp.	21,635,130
2,375,000	Friedman Billings Ramsey Group, Inc., Class A	24,201,250
1,450,000	Host Marriott Corp.	24,505,000
1,124,900	Luminent Mortgage Capital, Inc.	8,492,995
1,000,000	Peoples Choice Financial Corp. (a) (c)	7,900,000
1,125,000	Saxon Capital, Inc.	13,331,250
600,000	Taberna Realty Finance Trust (a) (c)	7,500,000
775,000	Ventas, Inc.	24,955,000
1,500,000	Vintage Wine Trust, Inc. (a) (c)	15,000,000

		180,126,865

Shares		Value
COMMON STOCKS — (continued)
	TELECOMMUNICATION — 3.95%
5,100,000	America Movil S.A. de C.V., Series L ADR	$134,232,000
2,408,254	Sprint Nextel Corp.	57,268,280
1,850,000	Valor Communications, Inc.	25,215,500

		216,715,780

	UTILITIES — 2.15%
8,600,000	Calpine Corp.(a)	22,274,000
1,350,000	Centerpoint Energy, Inc.	20,074,500
1,150,000	Duke Energy Corp.	33,545,500
649,275	Public Service Enterprise Group, Inc.	41,787,339

		117,681,339

	TOTAL COMMON STOCKS (Cost $3,384,997,515)	5,117,980,476

FOREIGN COMMON STOCKS — 0.72%
	ITALY — 0.72%
4,600,000	Enel S.p.A	39,558,264

	TOTAL FOREIGN COMMON STOCKS (Cost $32,023,411)	39,558,264

CONVERTIBLE PREFERRED STOCKS — 2.02%
	CONSUMER DISCRETIONARY — 0.80%
1,200,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	43,740,000

	HEALTH CARE — 0.98%
950,000	Baxter International, Inc., Preferred Exchange, 7.00%	54,150,000

	RAW/INTERMEDIATE MATERIALS — 0.24%
500,000	Celanese Corp., Preferred Exchange, 4.25%	13,125,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $112,359,887)	111,015,000

See Notes to Financial Statements.

15

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value
REPURCHASE AGREEMENT — 4.02%
$220,361,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $220,405,990 (collateralized by U.S. Government obligations ranging in par value $611,000-$150,000,000, 0.00%-4.25%, 03/13/06-09/12/08; total market value $221,765,863)	$220,361,000

	TOTAL REPURCHASE AGREEMENT (Cost $220,361,000)	220,361,000

TOTAL INVESTMENTS (Cost $3,749,741,813)	100.08%	$5,488,914,740
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.08)	(4,624,066)

NET ASSETS	100.00%	$5,484,290,674

(a)	Non-income producing security.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $119,462,500 or 2.18% of net assets.
(d)	Registered Investment Company

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

Contracts		Value
CALL OPTIONS WRITTEN — (0.32)%
(4,490)	Devon Energy, Expires 10/25/05, strike price 55	$(6,600,300)
(4,446)	Burlington Resources, Expires 11/22/05, strike price 60	(9,625,590)
(1,725)	Todco, Expires 12/20/05, strike price 35	(1,380,000)

	TOTAL CALL OPTIONS WRITTEN (Premiums received $4,973,728)	$(17,605,890)

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	18.43%	$1,010,538,451
Financial	16.40	899,185,436
Energy	14.99	821,929,968
Industrials	11.10	608,722,750
Raw/Intermediate Materials	11.06	606,738,687
Consumer Staples	4.79	262,533,450
Information Technology	4.61	252,993,750
Health Care	4.58	251,829,000
Repurchase Agreements	4.02	220,361,000
Telecommunication	3.95	216,715,780
Real Estate	3.28	180,126,865
Utilities	2.87	157,239,603

Total Investments	100.08%	$5,488,914,740
Call Options Written	(0.32)	(17,605,890)
Other Assets and Liabilities (Net)	0.24	12,981,824

Net Assets	100.00%	$5,484,290,674

17

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	Core Bond Fund	Equity Income Fund
ASSETS:
Investments, at cost—see accompanying portfolios	$232,504,455	$212,029,587

Investments, at value (including Repurchase Agreements) (Note 1)	$233,319,232	$223,536,249
Cash	—	538
Dividends and interest receivable	1,583,295	628,025
Receivable for investments sold	8,586,980	964,991
Receivable for fund shares sold	1,216,968	361,299

Total Assets	244,706,475	225,491,102

LIABILITIES:
Payable for dividends declared	812,114	—
Payable for investments purchased	12,243,810	320,724
Options written, at value (Premiums received: Value and Restructuring Fund—$4,973,728)	—	—
Payable for fund shares redeemed	131,673	138,535
Investment advisory fees payable (Note 2)	73,556	106,822
Administration fees payable (Note 2)	28,854	28,139
Shareholder servicing fees payable (Note 2)	24,268	44,322
Directors’/Trustees’ fees and expenses payable (Note 2)	187	78
Accrued expenses and other payables	85,870	50,399

Total Liabilities	13,400,332	689,019

NET ASSETS	$231,306,143	$224,802,083

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$(101,151)	$1,531,111
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	3,684,959	853,423
Unrealized appreciation of investments and foreign currency translations and written options	814,777	11,506,662
Par value (Note 5)	25,075	27,011
Paid in capital in excess of par value	226,882,483	210,883,876

Net Assets	$231,306,143	$224,802,083

Net Assets:
Retirement Shares	$1,017	$978
Shares	231,305,126	224,801,105
Institutional Shares	—	—
Shares outstanding (Note 5):
Retirement Shares	111	117
Shares	25,248,711	27,010,765
Institutional Shares	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Retirement Shares	$9.16	$8.35	(a)

Shares	$9.16	$8.32

Institutional Shares	—	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

18

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund		Small Cap Fund		Value and Restructuring Fund

$228,071,056	$219,884,351		$406,517,563		$3,749,741,813

$278,381,234	$309,697,348		$534,706,200		$5,488,914,740
322	54,755		697		1,443,248
16,804	276,244		15,204		7,311,185
—	—		—		3,067,219
2,004,223	135,618		1,091,843		16,975,201

280,402,583	310,163,965		535,813,944		5,517,711,593

—	—		—		—
1,585,265	—		1,205,608		5,615,928

—	—		—		17,605,890
52,786	371,659		1,896,398		4,820,976
124,254	166,264		249,896		2,635,285
33,863	38,729		65,396		663,220
29,464	36,293		64,129		882,880
302	176		243		2,467
78,661	101,132		115,282		1,194,273

1,904,595	714,253		3,596,952		33,420,919

$278,497,988	$309,449,712		$532,216,992		$5,484,290,674

$(576,984)	$222,574		$(1,481,087)		$14,438,862

(135,328,478)	1,905,782		26,677,313		(136,190,385)

50,310,178	89,812,997		128,188,637		1,726,540,287
30,982	174		30,543		114,222
364,062,290	217,508,185		378,801,586		3,879,387,688

$278,497,988	$309,449,712		$532,216,992		$5,484,290,674

$1,092	$1,027		$1,040		$205,021
278,496,896	222,746,027		532,215,952		5,278,782,798
—	86,702,658		—		205,302,855

122	58		60		4,429
30,982,018	12,506,310		30,542,916		114,221,844
—	4,856,358		—		4,442,377

$8.94 (a)	$17.81	(a)	$17.37	(a)	$46.30	(a)

$8.99	$17.81		$17.43		$46.22

—	$17.85		—		$46.21

See Notes to Financial Statements.

19

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2005 (Unaudited)

	Core Bond Fund	Equity Income Fund
INVESTMENT INCOME:
Dividend income	$129,269	$3,665,485
Interest income	5,370,493	89,012
Less: Foreign taxes withheld	—	(51,451)

Total Income	5,499,762	3,703,046

EXPENSES:
Investment advisory fees (Note 2)	848,065	801,313
Distribution and shareholder servicing fees—Retirement Shares (Note 2)	4	4
Shareholder servicing fees—Shares (Note 2)	282,547	267,103
Shareholder servicing fees—Institutional Shares (Note 2)	—	—
Administration fees (Note 2)	170,808	161,391
Transfer agent fees	56,586	11,982
Legal and audit fees	23,336	26,271
Custodian fees	10,959	6,116
Directors’/Trustees’ fees and expenses (Note 2)	4,891	4,475
Miscellaneous expenses	33,974	32,264

Total Expenses	1,431,170	1,310,919

Fees waived and reimbursed by:
Investment Adviser (Note 2)	(413,490)	(189,020)

Net Expenses	1,017,680	1,121,899

NET INVESTMENT INCOME (LOSS)	4,482,082	2,581,147

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	1,771,364	917,073
Foreign currency transactions	—	871
Written options	—	(17,851)

Total net realized gain (loss)	1,771,364	900,093
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(1,828,746)	(2,960,121)

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	(57,382)	(2,060,028)

Net increase in net assets resulting from operations	$4,424,700	$521,119

See Notes to Financial Statements.

20

Large Cap Growth Fund	Mid Cap Value and Restructuring Fund	Small Cap Fund	Value and Restructuring Fund

$573,229	$1,850,426	$1,113,093	$52,520,848
133,717	21,237	43,168	832,323
(47,433)	(34,395)	—	(497,155)

659,513	1,837,268	1,156,261	52,856,016

883,208	979,033	1,507,059	14,725,300
4	4	4	69
286,514	272,317	627,536	5,518,124
—	502	—	26,474
177,884	227,522	379,416	3,707,220
40,693	44,934	54,701	728,803
27,762	29,556	49,665	365,559
12,254	16,861	19,587	140,698
4,840	6,698	11,030	104,620
30,014	43,971	53,971	485,453

1,463,173	1,621,398	2,702,969	25,802,320

(226,676)	(10,846)	(65,621)	—

1,236,497	1,610,552	2,637,348	25,802,320

(576,984)	226,716	(1,481,087)	27,053,696

3,584,598	2,051,385	7,055,794	33,655,298
—	737	—	(76,657)
—	—	—	(4,029,758)

3,584,598	2,052,122	7,055,794	29,548,883

23,525,430	16,162,029	33,695,042	509,133,444

27,110,028	18,214,151	40,750,836	538,682,327

$26,533,044	$18,440,867	$39,269,749	$565,736,023

See Notes to Financial Statements.

21

Excelsior Funds

Statements of Changes in Net Assets

	Core Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income (loss)	$4,482,082	$10,538,687
Net realized gain (loss) on investments and foreign currency transactions	1,771,364	3,809,789
Net realized gain (loss) on written options	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(1,828,746)	(9,984,664)

Net increase in net assets resulting from operations	4,424,700	4,363,812

Distributions to shareholders:
From net investment income
Retirement Shares	(19)	(4)
Shares	(4,592,958)	(10,706,658)
Institutional Shares	—	—
From net realized gain on investments
Shares	—	(1,392,832)

Total distributions	(4,592,977)	(12,099,494)

Increase (decrease) in net assets from fund share transactions (Note 5):	19,541,434	(49,358,178)

Net increase (decrease) in net assets	19,373,157	(57,093,860)

NET ASSETS:
Beginning of period	211,932,986	269,026,846

End of period (1)	$231,306,143	$211,932,986

(1) Including undistributed (distributions in excess of) net investment income	$(101,151)	$9,744

See Notes to Financial Statements.

22

Equity Income Fund		Large Cap Growth Fund		Mid Cap Value and Restructuring Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$2,581,147	$3,412,422	$(576,984)	$(953,709)	$226,716	$4,522,387
917,944	(44,381)	3,584,598	(480,165)	2,052,122	12,485,605
(17,851)	—	—	—	—	—

(2,960,121)	11,960,531	23,525,430	7,803,728	16,162,029	10,433,850

521,119	15,328,572	26,533,044	6,369,854	18,440,867	27,441,842

(8)	—	—	—	—	—
(1,894,998)	(3,002,218)	—	—	(232,181)	(2,985,864)
—	—	—	—	(160,024)	(1,745,081)

—	(358,338)	—	—	—	—

(1,895,006)	(3,360,556)	—	—	(392,205)	(4,730,945)

30,506,422	83,677,181	41,904,054	76,460,299	(5,014,638)	(13,744,291)

29,132,535	95,645,197	68,437,098	82,830,153	13,034,024	8,966,606

195,669,548	100,024,351	210,060,890	127,230,737	296,415,688	287,449,082

$224,802,083	$195,669,548	$278,497,988	$210,060,890	$309,449,712	$296,415,688

$1,531,111	$844,970	$(576,984)	$—	$222,574	$388,063

See Notes to Financial Statements.

23

Excelsior Funds

Statements of Changes in Net Assets

	Small Cap Fund		Value and Restructuring Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income (loss)	$(1,481,087)	$(2,842,605)	$27,053,696	$33,469,906
Net realized gain on investments and foreign currency transactions	7,055,794	31,179,377	33,578,641	25,789,954
Net realized gain (loss) on written options	—	—	(4,029,758)	2,015,708
Change in unrealized appreciation of investments, foreign currency translations and written options during the period	33,695,042	15,666,672	509,133,444	348,650,183

Net increase in net assets resulting from operations	39,269,749	44,003,444	565,736,023	409,925,751

Distributions to shareholders:
From net investment income
Retirement Shares	—	—	(51)	—
Shares	—	—	(20,375,648)	(31,399,379)
Institutional Shares	—	—	(929,827)	(542,162)
From net realized gain on investments
Shares	—	—	—	—

Total distributions	—	—	(21,305,526)	(31,941,541)

Increase in net assets from fund share transactions (Note 5):	4,724,721	91,762,562	309,768,251	969,013,914

Net increase in net assets	43,994,470	135,766,006	854,198,748	1,346,998,124

NET ASSETS:
Beginning of period	488,222,522	352,456,516	4,630,091,926	3,283,093,802

End of period (1)	$532,216,992	$488,222,522	$5,484,290,674	$4,630,091,926

(1) Including undistributed (distributions in excess of) net investment income	$(1,481,087)	$—	$14,438,862	$8,690,692

See Notes to Financial Statements.

24

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Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
CORE BOND FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2005 (Unaudited)	$9.16	$0.16	(2)	—	(2)	$0.16	$(0.16)	—
Period Ended March 31, 2005	9.27	0.07	(2)	$(0.06	)(2)	0.01	(0.12)	—
EQUITY INCOME FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2005 (Unaudited)	$8.43	$0.07	(2)	$(0.09	)(2)	$(0.02)	$(0.06)	—
Period Ended March 31, 2005	8.50	—	(2)(3)	(0.07	)(2)	(0.07)	—	—
LARGE CAP GROWTH FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2005 (Unaudited)	$8.02	$(0.05	)(2)	$0.97	(2)	$0.92	—	—
Period Ended March 31, 2005	8.49	(0.03	)(2)	(0.44	)(2)	(0.47)	—	—
MID CAP VALUE AND RESTRUCTURING FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2005 (Unaudited)	$16.78	$(0.02	)(2)	$1.05	(2)	$1.03	—	—
Period Ended March 31, 2005	17.26	(0.01	)(2)	(0.47	)(2)	(0.48)	—	—
SMALL CAP FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2005 (Unaudited)	$16.12	$(0.08	)(2)	$1.33	(2)	$1.25	—	—
Period Ended March 31, 2005	17.00	(0.04	)(2)	(0.84	)(2)	(0.88)	—	—
VALUE AND RESTRUCTURING FUND
Retirement Shares — (12/31/04*)
Six Months Ended September 30, 2005 (Unaudited)	$41.49	$0.27	(2)	$4.68	(2)	$4.95	$(0.14)	—
Period Ended March 31, 2005	42.43	(0.04	)(2)	(0.90	)(2)	(0.94)	—	—

* Commencement of Operations

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Amount represents less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

26

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.16)	$9.16	1.79	%(4)	$1	1.42	%(5)	1.76	%(5)	3.49	%(5)	51%
(0.12)	9.16	0.10	%(4)	1	1.40	%(5)	1.77	%(5)	3.60	%(5)	90%

$(0.06)	$8.35	(0.22	)%(4)	$1	1.69	%(5)	1.99	%(5)	1.70	%(5)	13%
—	8.43	(1.52	)%(4)	1	1.55	%(5)	1.76	%(5)	0.02	%(5)	19%

—	$8.94	11.47	%(4)	$1	1.75	%(5)	2.03	%(5)	(1.26	)%(5)	12%
—	8.02	(5.54	)%(4)	1	1.55	%(5)	1.78	%(5)	(1.45	)%(5)	25%

—	$17.81	6.14	%(4)	$1	1.44	%(5)	1.45	%(5)	(0.26	)%(5)	12%
—	16.78	(3.01	)%(4)	1	1.56	%(5)	1.66	%(5)	(0.13	)%(5)	28%

—	$17.37	7.75	%(4)	$1	1.44	%(5)	1.45	%(5)	(1.00	)%(5)	38%
—	16.12	(5.23	)%(4)	1	1.55	%(5)	1.58	%(5)	(1.28	)%(5)	61%

$(0.14)	$46.30	11.95	%(4)	$205	1.60	%(5)	1.60	%(5)	1.26	%(5)	5%
—	41.49	(2.58	)%(4)	1	1.57	%(5)	1.59	%(5)	(0.35	)%(5)	8%

See Notes to Financial Statements.

27

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended as open-ended diversified management investment companies.

Excelsior Fund and the Trust currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Core Bond Fund (formerly Managed Income Fund), Large Cap Growth Fund, Small Cap Fund and Value and Restructuring Fund, portfolios of Excelsior Fund, Equity Income Fund and Mid Cap Value and Restructuring Fund (formerly Mid Cap Value Fund), portfolios of the Trust (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Core Bond Fund, Equity Income Fund, Large Cap Growth Fund and Small Cap Fund offer two classes of shares: Retirement Shares and Shares. The Mid Cap Value and Restructuring Fund and Value and Restructuring Fund offer three classes of shares: Retirement Shares, Shares and Institutional Shares. The Financial Highlights of the Shares and Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase (or at its market value 61 days before maturity) and thereafter assumes a constant amortization to maturity of any bond premium or discount. Investments in securities that are

28

primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event has occurred subsequent to the close of such foreign exchange and prior to the time at which the Fund’s net asset value is determined, then such securities are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. Investments in equity securities that are primarily traded on foreign securities exchanges are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust.

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

The Funds had no forward foreign currency exchange contracts outstanding as of September 30, 2005.

(c) Covered call options written:

Certain Funds may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund

29

involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

During the six months ended September 30, 2005, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(20,000)	$(2,633,972)
Option written	(17,700)	(5,897,302)
Options expired	—	—
Options exercised	7,464	826,509
Options terminated in closing purchase transactions	19,575	2,731,037

Outstanding, end of period	(10,661)	$(4,973,728)

(d) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(e) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased

30

subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(f) TBA purchase commitments:

The Core Bond Fund and Value and Restructuring Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(g) Mortgage dollar rolls:

The Core Bond Fund may enter into mortgage dollar rolls (principally in securities referred to as TBA, (see note 1(f)) in which the Fund will sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Fund will account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

(h) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund, dividends will be declared and paid at least quarterly; for the Core Bond Fund, dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(i) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

31

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together the “Adviser” or “U.S. Trust”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly based on the average daily net assets of each Fund, as follows:

Core Bond Fund	0.75%
Equity Income Fund	0.75%
Large Cap Growth Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Small Cap Fund	0.60%
Value and Restructuring Fund	0.60%

U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Fund for the period paid. For the six months ended September 30, 2005, administration fees charged to the Funds were as follows:

Administration Fees
Core Bond Fund	$170,808
Equity Income Fund	161,391
Large Cap Growth Fund	177,884
Mid Cap Value and Restructuring Fund	227,522
Small Cap Fund	379,416
Value and Restructuring Fund	3,707,220

From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2005, U.S. Trust has contractually agreed to waive investment advisory fees and to

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reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Core Bond Fund-Retirement Shares	1.40%
Equity Income Fund-Retirement Shares	1.55%
Large Cap Growth Fund-Retirement Shares	1.55%
Mid Cap Value and Restructuring Fund-Retirement Shares	1.64%
Small Cap Fund-Retirement Shares	1.55%
Value and Restructuring Fund-Retirement Shares	1.64%
Core Bond Fund-Shares	0.90%
Equity Income Fund-Shares	1.05%
Large Cap Growth Fund-Shares	1.05%
Mid Cap Value and Restructuring Fund-Shares	1.14%
Small Cap Fund-Shares	1.05%
Value and Restructuring Fund-Shares	1.14%
Mid Cap Value and Restructuring Fund-Institutional Shares	0.89%
Value and Restructuring Fund-Institutional Shares	0.89%

For the six months ended September 30, 2005, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

Core Bond Fund	$(413,490)
Equity Income Fund	(189,020)
Large Cap Growth Fund	(226,676)
Mid Cap Value and Restructuring Fund	(10,846)
Small Cap Fund	(65,621)
Value and Restructuring Fund	—

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. The Adviser, out of its own resources, may additionally compensate certain organizations for providing these and other services.

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For the six months ended September 30, 2005, shareholder servicing fees paid to CS & Co. and U.S. Trust were as follows:

Core Bond Fund	$238,056
Equity Income Fund	272,274
Large Cap Growth Fund	288,086
Mid Cap Value and Restructuring Fund	344,349
Small Cap Fund	622,712
Value and Restructuring Fund	4,012,131

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Core Bond Fund, Equity Income Fund, Large Cap Growth Fund, Mid Cap Value and Restructuring Fund, Small Cap Fund and Value and Restructuring Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Retirement Shares, in an amount not to exceed the annual rate of 0.50%, of the average daily net asset value of such Fund’s Retirement Shares. For the six months ended September 30, 2005, fees charged for Retirement Shares of the Mid Cap Value and Restructuring Fund and Value and Restructuring Fund were $2 and $47, respectively.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2005, purchases, sales and maturities of securities, excluding short-term investments and written options transactions, for the Funds aggregated:

	Purchases	Sales and Maturities
Core Bond Fund
U.S. Government	$120,052,066	$99,304,884
Other	26,180,685	7,575,468
Equity Income Fund	64,123,181	26,642,744
Large Cap Growth Fund	63,174,099	26,192,467
Mid Cap Value and Restructuring Fund	36,971,024	41,113,921
Small Cap Fund	194,484,383	189,533,747
Value and Restructuring Fund	399,617,225	263,225,372

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4.    Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2005, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates:

	Expires
	2008	2010	2011	2012	2013	Total
Large Cap Growth Fund	$8,373,927	$24,653,640	$83,374,895	$22,030,449	$480,165	$138,913,076
Mid Cap Value and Restructuring Fund	—	—	121,536	—	—	121,536
Value and Restructuring Fund	—	7,063,026	130,876,419	27,363,534	—	165,302,979

At September 30, 2005, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation
Core Bond Fund	$232,504,454	$2,646,269	$(1,831,492)	$814,777
Equity Income Fund	212,614,144	21,651,004	(10,728,900)	10,922,104
Large Cap Growth Fund	228,071,056	59,152,348	(8,842,170)	50,310,178
Mid Cap Value and Restructuring Fund	219,942,394	104,252,975	(14,498,022)	89,754,953
Small Cap Fund	408,073,430	137,314,973	(10,682,203)	126,632,770
Value and Restructuring Fund	3,745,356,217	1,931,534,748	(205,582,115)	1,725,952,633

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5.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares of the Value and Restructuring Fund; 1 billion shares each of the Large Cap Growth Fund, Small Cap Fund; and 750 million shares of the Core Bond Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

Capital Share Transactions

	Core Bond Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Retirement Shares	—	$—	126	$1,050
Shares	4,182,105	38,770,198	7,544,152	69,875,602
Issued as reinvestment of dividends
Retirement Shares	2	18	—	4
Shares	189,632	1,754,943	331,579	3,062,096
Redeemed
Retirement Shares	(17)	(151)	—	—
Shares	(2,273,999)	(20,983,574)	(4,431,412)	(40,768,322)
Redemption in-kind	—	—	(8,833,002)	(81,528,608)

Net Increase (Decrease)	2,097,723	$19,541,434	(5,388,557)	$(49,358,178)

	Equity Income Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Retirement Shares	—	$—	136	$1,150
Shares	5,869,089	48,750,189	12,455,777	99,825,944
Issued as reinvestment of dividends
Retirement Shares	1	8	—	—
Shares	42,070	350,439	77,738	622,458
Redeemed
Retirement Shares	(20)	(159)	—	—
Shares	(2,235,134)	(18,594,055)	(2,085,368)	(16,772,371)

Net Increase (Decrease)	3,676,006	$30,506,422	10,448,283	$83,677,181

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	Large Cap Growth Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Retirement Shares	—	$—	142	$1,150
Shares	6,847,002	58,450,836	14,085,811	111,219,637
Redeemed
Retirement Shares	(20)	(161)	—	—
Shares	(2,002,774)	(16,546,621)	(4,443,816)	(34,760,488)

Net Increase (Decrease)	4,844,208	$41,904,054	9,642,137	$76,460,299

	Mid Cap Value and Restructuring Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Retirement Shares	—	$—	68	$1,150
Shares	1,072,081	18,296,726	4,506,275	71,247,527
Institutional Shares	547,999	9,475,224	1,440,444	23,328,088
Issued as reinvestment of dividends
Shares	4,928	85,262	65,005	1,086,350
Institutional Shares	5,940	102,474	40,959	681,342
Redeemed
Retirement Shares	(10)	(162)	—	—
Shares	(1,378,838)	(23,476,659)	(3,620,972)	(58,289,434)
Institutional Shares	(550,570)	(9,497,503)	(1,119,376)	(18,369,260)
Redemption in-kind	—	—	(1,892,982)	(33,430,054)

Net Increase (Decrease)	(298,470)	$(5,014,638)	(580,579)	$(13,744,291)

	Small Cap Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Retirement Shares	—	$—	70	$1,150
Shares	4,120,575	67,150,656	15,104,853	235,106,641
Redeemed
Retirement Shares	(10)	(153)	—	—
Shares	(3,824,368)	(62,425,782)	(7,918,805)	(124,749,437)
Redemption in-kind	—	—	(1,099,692)	(18,595,792)

Net Increase (Decrease)	296,197	$4,724,721	6,086,426	$91,762,562

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	Value and Restructuring Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Retirement Shares	4,404	$198,791	103	$4,238
Shares	16,035,747	698,165,577	39,449,835	1,550,480,361
Institutional Shares	797,293	34,669,750	3,740,751	154,963,204
Issued as reinvestment of dividends
Retirement Shares	1	51	—	—
Shares	387,970	16,449,615	647,698	24,887,348
Institutional Shares	18,479	783,225	3,356	131,791
Redeemed
Retirement Shares	(4)	(170)	(75)	(3,149)
Shares	(10,139,451)	(429,188,265)	(18,527,714)	(724,974,993)
Institutional Shares	(262,239)	(11,310,322)	(873,380)	(36,474,886)

Net Increase (Decrease)	6,842,200	$309,768,252	24,440,574	$969,013,914

6.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia, in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been providing full cooperation with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

The Adviser, certain of its affiliates, the Companies and others have also been named in five class action lawsuits which allege that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by the Adviser. Each seeks unspecified monetary damages and related equitable relief. The Adviser, certain of its affiliates, the

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Companies and others have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20 of the Securities Exchange Act and under Section 36(b) of the Investment Company Act, however, have not been dismissed. Currently, these rulings are subject to reconsideration motions by the parties. It is anticipated that discovery will commence soon with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

8.    Annual Consideration for the Continuation of the Investment Adviser Agreement:

At a meeting of the Boards of Directors/Trustees of the Companies held on July 28, 2005 (the “Meeting”), the Boards of Directors/Trustees, including a majority of the directors/trustees who are not “interested persons” (as defined in the 1940 Act) (the “Boards”) approved the continuance of the investment advisory agreements (the “Advisory Agreements”) for each Fund with United States Trust Company of New York and U.S. Trust Company, N.A. The Board of Directors of Excelsior Funds, Inc. also approved, and recommended to shareholders for their approval, an amendment (“Amendment”) to the Advisory Agreement for the Small Cap Fund which would increase the level of the advisory fee paid by the Fund.

Both in connection with the Meeting specifically dedicated to renewal of the Advisory Agreements and approval of the Amendment and at other meetings during the course of the year, the Directors received written materials and presentations relating to their considerations of the Advisory Agreements and the Amendment. In evaluating the Advisory Agreements and the Amendment, the Directors relied upon their knowledge resulting from their meetings throughout the year, of the Adviser, its services and personnel and the Funds. At the Meeting, the Directors also considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Directors were assisted by their independent legal counsel regarding their responsibilities under applicable law. In determining whether to approve the Advisory Agreements, the Directors considered the following information:

1)	The nature, extent and quality of services provided by the Adviser.

The Directors considered the nature, extent and quality of services provided by the Adviser, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser also provided, at its expense, certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. In addition, the Directors considered that the Adviser, at its own expense, has routinely engaged its internal audit group to examine and report to the Boards on a

39

regular basis various activities and operations of the Funds, the Adviser and the Administrators. The Directors considered that the Adviser, pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Directors considered the Adviser’s effectiveness in ensuring the Funds’ compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Directors also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

The Directors also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds and other personnel responsible for providing advisory services to the Funds. In particular, the Directors focused on the Adviser’s long-standing relationship with the Companies, the Adviser’s overall supervisory structure, the diversity of Fund offerings and portfolio manager compensation structure. The Boards believed that the Adviser had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Directors reviewed and considered, based on their experience and interaction with the Adviser, (i) the Adviser’s ability to retain quality portfolio managers and other personnel; (ii) the Adviser’s diligence and attention to detail in carrying out its responsibilities under the Advisory Agreements; (iii) the Adviser’s responsiveness to requests of the Directors; (iv) the adequacy of the scope and depth of the Adviser’s resources; (v) the Adviser’s efforts to keep the Directors apprised of developments relating to the Funds and the industry in general; (vi) the Adviser’s commitment to spend additional resources to improve the performance and operations of the Funds to benefit shareholders.

2)	The performance of the Funds and the Adviser.

The Boards reviewed the investment performance of each of the Funds and the Adviser as well as the nature of each Fund’s investments and its investment strategies and the characteristics of the Funds’ shareholder base. In this regard, the Directors compared each Fund’s investment performance over the short, medium and longer term against the investment performance of other SEC registered funds that have similar investment objectives and sales load structures. The Directors also compared each Fund’s investment performance over similar periods both on an absolute basis and against its broad-based securities market benchmark, as reflected in each Fund’s current prospectus and annual report and considered rankings and ratings of the Funds issued by Lipper. The Directors considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the return and yield performance that was available in the marketplace given each Fund’s investment objectives, policies, strategies, limitations and restrictions. The Directors also considered the actions taken by the Adviser to address performance concerns raised with and by the Directors over the past year.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Boards’ consideration of the level of the advisory fees, as well as their consideration of the Adviser’s proposal to increase the Small Cap Fund’s advisory fee, the Directors reviewed a comparison, developed by Lipper of the level of each Fund’s advisory fee and total expense

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ratio against a Lipper expense peer group. The Directors viewed the Lipper expense peer group information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Directors considered both the contractual Advisory Agreement rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that with respect to certain of the Funds, the Adviser had contractually committed to waive a portion of its fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors also considered that the Adviser had a consistent methodology in place for determining the fees and expenses of all of the funds within the Excelsior family of Funds.

In connection with their consideration of the proposed increase in the advisory fee for the Small Cap Fund, the Directors noted that the Small Cap Fund’s current advisory fee was well below market, as measured by the expense peer group median; and, further, that even with the proposed increase in the fee, the Fund’s advisory fee would remain below the median level of that of the expense peer group.

The Directors reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Adviser to provide similar advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective.

The Directors also considered an analysis prepared by the Adviser of the estimated profitability of each Fund to the Adviser for its most recent two fiscal years, and reviewed with the Adviser its cost allocation methodology in connection with its profitability. The Directors compared the Adviser’s overall profitability with that of other investment advisers with the assistance of comparisons provided by Lipper. The Board concluded that the Adviser’s profitability was not unreasonable based on all of the information presented to it, including but not limited to, comparative information developed by Lipper regarding the profitability of other investment advisers, the Adviser’s and Funds’ performance, the nature, extent and quality of services provided by the Adviser, the cost of advisory services to the Adviser and other factors.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Boards considered information provided by the Adviser as to whether the Adviser had passed on and was likely to pass on to shareholders benefits from its economies of scale. In this regard, the Directors considered various analyses prepared by the Adviser of the estimated profitability of each Fund to the Adviser at higher asset levels and assuming various fee and expense structures. The Directors also considered information from Lipper regarding advisory fee breakpoints charged by other funds. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Adviser to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

5)	Other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the compensation payable by the Funds to affiliates of the

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Adviser for other services including administration and shareholder servicing. The Directors also considered the payments made by the Adviser to financial intermediaries in connection with distribution-related activities and shareholder servicing.

At a meeting held on May 20, 2005, the Directors received and considered information on the Adviser’s soft dollar usage in connection with the Funds and the research services obtained with the Funds’ brokerage. At that meeting, the Directors also received and reviewed a report prepared by a third party that had tested and analyzed the execution of the Funds’ brokerage transactions.

6)	Conclusions.

Based on a consideration of all these factors in their totality and after deliberation with their independent counsel, the Directors determined that the advisory fee for each of the Funds, and the proposed increase in advisory fee for the Small Cap Fund, were fair and reasonable in light of these factors and in the best interests of the Fund’s shareholders, and that the Advisory Agreements and Amendment should be approved and continued. The Boards based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

9.    Subsequent Events:

On November 18, 2005, the Boards of Directors/Trustees of the Funds approved a proposal by the Adviser, to reconfigure the structure through which U.S. Trust provides advisory services to the Funds. Effective December 16, 2005, the Funds will no longer be advised jointly by the Adviser (through their separately identifiable divisions), but will now be advised by either a new subsidiary of U.S. Trust Company, N.A., tentatively named U.S. Trust Advisers, Inc., (“USTA”) or U.S. Trust New York Asset Management Division (“NYAMD”), the separately identifiable division of United States Trust Company of New York.

USTA, a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A., is registered as an investment adviser with the Securities and Exchange Commission.

Effective December 16, 2005, Small Cap Fund and Value and Restructuring Fund will be advised by USTA and Equity Income Fund, Large Cap Growth Fund, Mid-Cap Value and Restructuring Fund, and Core Bond Fund will be advised by NYAMD.

The Board of Directors/Trustees also approved the restructuring of the Fund’s Administration Agreement with U.S. Trust Company, N.A. to provide that, effective December 16, 2005, USTA will serve as the administrator to each Fund.

On November 17, the shareholders of the Small Cap Fund approved a proposal to change the investment objective of the Small Cap Fund from a fundamental investment objective that seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less to a non-fundamental investment objective that seeks long-term capital appreciation.

On November 17, the shareholders of the Small Cap Fund approved a proposal to increase the Small Cap Fund’s management fee to 0.75% of the fund’s average daily net assets.

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Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/2005	Ending Account Value 09/30/2005	Annualized Expense Ratios*	Expenses Paid During Period**
Actual Fund Return
Core Bond Fund-Retirement Shares	$1,000.00	$1,017.90	1.42%	$7.18
Equity Income Fund-Retirement Shares	1,000.00	997.80	1.69	8.46
Large Cap Growth Fund-Retirement Shares	1,000.00	1,114.70	1.75	9.28
Mid Cap Value and Restructuring Fund-Retirement Shares	1,000.00	1,061.40	1.44	7.44
Small Cap Fund-Retirement Shares	1,000.00	1,077.50	1.44	7.50
Value and Restructuring Fund-Retirement Shares	1,000.00	1,119.50	1.60	8.50

Hypothetical 5% Return
Core Bond Fund-Retirement Shares	1,000.00	1,017.95	1.42	7.18
Equity Income Fund-Retirement Shares	1,000.00	1,016.60	1.69	8.54
Large Cap Growth Fund-Retirement Shares	1,000.00	1,016.29	1.75	8.85
Mid Cap Value and Restructuring Fund-Retirement Shares	1,000.00	1,017.85	1.44	7.28
Small Cap Fund-Retirement Shares	1,000.00	1,017.85	1.44	7.28
Value and Restructuring Fund-Retirement Shares	1,000.00	1,017.05	1.60	8.09

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

44

SA-RETIREMENT-0905/45292

Institutional Shares

MONEY FUND

HIGH YIELD FUND

INCOME FUND

TOTAL RETURN BOND FUND

EQUITY CORE FUND

MID CAP VALUE AND RESTRUCTURING FUND

VALUE AND RESTRUCTURING FUND

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SEMI-ANNUAL REPORT

September 30, 2005

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 881-9358, and (ii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds Trust and Excelsior Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds Trust and Excelsior Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION. THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Money Fund

Principal Amount		Rate	Value

CERTIFICATES OF DEPOSIT — 16.83%
$70,000,000	BNP Paribas, 11/01/05	3.76%	$70,000,000
75,000,000	First Tennessee Bank, 11/01/05	3.77	75,000,000
70,000,000	Washington Mutual Corp., 10/07/05	3.60	70,000,000
70,000,000	Wells Fargo Co., 11/01/05	3.74	70,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $285,000,000)		285,000,000

COMMERCIAL PAPER — 74.84%
70,000,000	American Express Credit Corp., Discount Note, 10/14/05	3.72	69,905,967
70,000,000	Bank of New York, Discount Note, 10/06/05	3.57	69,965,292
70,000,000	Citigroup Funding Inc., Discount Note, 10/26/05	3.70	69,820,139
70,000,000	Danske Bank Corp., Discount Note, 11/03/05	3.79	69,756,808
70,000,000	Dupont, Discount Note, 10/18/05	3.72	69,877,033
75,000,000	General Electric Capital Corp., Discount Note, 10/03/05	3.70	74,984,583
70,000,000	HSBC, Discount Note, 10/20/05	3.72	69,862,567
70,000,000	JP Morgan Chase, Discount Note, 11/01/05	3.73	69,775,164
69,695,000	Merck & Co., Discount Note, 10/05/05	3.75	69,665,960
75,000,000	New Center Asset Trust, Discount Note, 11/07/05	3.77	74,709,396
70,000,000	Preferred Receivables Funding Corp., Discount Note, 10/07/05(a)	3.79	69,955,783
70,000,000	Prudential Funding, Discount Note, 10/07/05	3.61	69,957,883
70,000,000	Ranger Funding Co., LLC, Discount Note, 11/02/05	3.78	69,764,800
70,000,000	Societe Generale, Discount Note, 11/02/05	3.78	69,764,800
70,000,000	Three Pillars Funding, Discount Note, 10/03/05(a)	3.63	69,985,883
70,000,000	UBS Finance Corp., Discount Note, 10/06/05	3.80	69,963,056
70,000,000	Windmill Funding Corp., Discount Note, 11/03/05(a)	3.73	69,760,658
70,000,000	Yorktown Capital, Discount Note, 10/06/05	3.79	69,963,153

	TOTAL COMMERCIAL PAPER (Cost $1,267,438,925)		1,267,438,925

Principal Amount		Rate	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.25%
$25,000,000	Federal Home Loan Bank, Discount Note, 10/03/05	3.15%	$24,995,625
30,000,000	Federal National Mortgage Association, Discount Note, 10/03/05	3.15	29,994,750

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $54,990,375)		54,990,375

Shares
REGISTERED INVESTMENT COMPANY — 0.03%
489,301	Dreyfus Government Cash Management Fund		489,301

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $489,301)		489,301

Principal Amount
REPURCHASE AGREEMENT — 3.90%
$66,000,000	Morgan Stanley Dean Witter 3.80%, dated 09/30/05, due 10/03/05, to be repurchased at $66,020,900 (collateralized by U.S. Government obligations ranging in par value $165,000-$34,000,000, 3.38%-4.50%, 02/23/07-09/14/12; total market value $67,140,530)		66,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $66,000,000)		66,000,000

TOTAL INVESTMENTS (Cost $1,673,918,601)	98.85%	$1,673,918,601
OTHER ASSETS IN EXCESS OF LIABILITIES	1.15	19,472,697

NET ASSETS	100.00%	$1,693,391,298

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $209,702,324 or 12.38% of net assets.

Discount Note—The rate reported is the discount rate at the time of purchase.

See Notes to Financial Statements.

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	74.84%	$1,267,438,925
Certificates of Deposit	16.83	285,000,000
Repurchase Agreement	3.90	66,000,000
U.S. Government Agency Mortgage Obligations	3.25	54,990,375
Registered Investment Company	0.03	489,301

Total Investments	98.85%	$1,673,918,601
Other Assets and Liabilities (Net)	1.15	19,472,697

Net Assets	100.00%	$1,693,391,298

See Notes to Financial Statements.

2

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 89.33%
	ADVERTISING PERIODICALS — 1.27%
$976,000	Dex Media West llc/Dex Media Finance Co.	9.88%	08/15/13	$1,077,260
1,000,000	RH Donnelley Finance Corp.(a)	10.88	12/15/12	1,122,500

				2,199,760

	AGRICULTURAL CHEMICALS — 2.45%
500,000	IMC Global, Inc., Series B	11.25	06/01/11	550,000
2,000,000	IMC Global, Inc., Series B, Unsecured	11.25	06/01/11	2,200,000
1,298,000	Terra Capital, Inc.	11.50	06/01/10	1,486,210

				4,236,210

	AUTO – TRUCK PARTS & EQUIPMENT — 2.32%
1,000,000	Accuride Corp.	8.50	02/01/15	980,000
2,000,000	Dana Corp.	9.00	08/15/11	2,023,166
1,000,000	Tenneco Automotive, Inc.	8.63	11/15/14	1,007,500

				4,010,666

	BUILDING & CONSTRUCTION PRODUCTION – MISCELLANEOUS — 0.27%
500,000	Compression Polymers Holdings(a)	10.50	07/01/13	463,750

	CABLE TV — 0.59%
1,000,000	Charter Communications Holdings II	10.25	09/15/10	1,025,000

	CASINO HOTELS — 11.16%
2,000,000	Ameristar Casinos, Inc.	10.75	02/15/09	2,137,500
2,000,000	Aztar Corp.	7.88	06/15/14	2,090,000
1,000,000	Boyd Gaming Corp.	8.75	04/15/12	1,077,500
2,000,000	Caesars Entertainment, Inc.	8.88	09/15/08	2,187,499
1,000,000	Kerzner International(a)	6.75	10/01/15	968,750
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,175,000
2,000,000	Penn National Gaming, Inc.	8.88	03/15/10	2,110,000
2,000,000	Poster Financial Group	8.75	12/01/11	2,057,500
1,000,000	Resorts International Hotel and Casino, Inc.	11.50	03/15/09	1,120,000
1,750,000	River Rock Entertainment	9.75	11/01/11	1,942,500
1,500,000	Trump Entertainment Resorts	8.50	06/01/15	1,447,500

				19,313,749

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	CELLULAR TELECOM — 3.07%
$2,000,000	American Cellular Corp.	10.00%	08/01/11	$2,180,000
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp.	10.13	06/15/13	1,125,000
2,000,000	Dobson Communications Corp.	8.88	10/01/13	2,000,000

				5,305,000

	CHEMICALS – DIVERSIFIED — 3.97%
2,000,000	Equistar Chemicals L.P./Equistar Funding Corp.	10.63	05/01/11	2,180,000
2,000,000	Lyondell Chemical Co.	9.50	12/15/08	2,095,000
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,130,000
1,500,000	Nell AF Sarl(a)	8.38	08/15/15	1,466,250

				6,871,250

	CHEMICALS – PLASTICS — 1.14%
1,000,000	PolyOne Corp.	10.63	05/15/10	1,030,000
1,000,000	PolyOne Corp.(b)	8.88	05/01/12	948,750

				1,978,750

	CHEMICALS – SPECIALTY — 2.14%
1,500,000	Crompton Corp.	9.88	08/01/12	1,708,125
2,000,000	Johnsondiversey, Inc., Series B	9.63	05/15/12	1,995,000

				3,703,125

	COMMERCIAL SERVICES — 1.80%
2,000,000	Iron Mountain, Inc.	8.63	04/01/13	2,095,000
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	1,015,000

				3,110,000

	COMPUTER SERVICES — 1.17%
2,000,000	Unisys Corp.	7.88	04/01/08	2,020,000

	CONTAINERS – METAL/GLASS — 3.19%
3,000,000	Crown European Holdings S.A.	10.88	03/01/13	3,480,000
2,000,000	Owens-Illinois, Inc.	7.50	05/15/10	2,030,000

				5,510,000

	CONTAINERS – PAPER/PLASTIC — 2.84%
3,000,000	Graham Packaging Co.	9.88	10/15/14	2,880,000
2,000,000	Stone Container Corp.	9.75	02/01/11	2,030,000

				4,910,000

See Notes to Financial Statements.

3

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	COSMETICS & TOILETRIES — 0.48%
$1,000,000	Del Laboratories, Inc.	8.00%	02/01/12	$822,500

	DISTRIBUTION/WHOLESALE — 1.09%
2,000,000	Nebraska Book Co.	8.63	03/15/12	1,880,000

	DIVERSIFIED OPERATIONS — 0.72%
1,340,000	Stena AB	7.00	12/01/16	1,239,500

	ELECTRIC – GENERATION — 0.95%
1,500,000	AES Corp.	9.50	06/01/09	1,635,000

	ELECTRIC – INTERGRATED — 1.36%
2,305,000	PSEG Energy Holdings, Inc.	7.75	04/16/07	2,356,863

	ELECTRONIC COMPONENTS – SEMICONDUCTORS — 0.49%
1,000,000	Amkor Technologies, Inc.	7.75	05/15/13	855,000

	FORESTRY — 1.18%
3,000,000	Tembec Industries, Inc.	8.63	06/30/09	2,040,000

	FUNERAL SERVICES & RELATED ITEMS — 1.21%
1,000,000	Service Corp. International	7.70	04/15/09	1,050,000
1,000,000	Service Corp. International, Unsecured	7.70	04/15/09	1,050,000

				2,100,000

	GAS – DISTRIBUTION — 1.21%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,095,760

	HOME FURNISHINGS — 2.23%
2,000,000	Sealy Mattress Co.	8.25	06/15/14	2,010,000
2,000,000	Simmons Co.	7.88	01/15/14	1,840,000

				3,850,000

	LIFE/HEALTH INSURANCE — 1.20%
2,000,000	Americo Life, Inc.(a)	7.88	05/01/13	2,078,172

	MEDICAL – DRUGS — 0.28%
500,000	Warner Chilcott Corp.(a)	8.75	02/01/15	480,000

	MEDICAL – HOSPITALS — 0.60%
1,000,000	IASIS Healthcare llc/IASIS Capital Corp.	8.75	06/15/14	1,037,500

	MEDICAL PRODUCTS — 0.58%
1,000,000	Encore Medical IHC, Inc.	9.75	10/01/12	995,000

	METAL PROCESSORS & FABRICATORS — 0.31%
500,000	Mueller Group, Inc.	10.00	05/01/12	530,000

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	MISCELLANEOUS MANUFACTURING — 1.14%
$2,000,000	Intertape Polymer US, Inc.	8.50%	08/01/14	$1,969,524

	MULTI-LINE INSURANCE — 1.32%
2,128,000	Allmerica Financial Corp.	7.63	10/15/25	2,277,437

	MULTIMEDIA — 1.15%
2,000,000	Emmis Operating Co.	6.88	05/15/12	1,992,500

	MUSIC — 0.93%
1,600,000	Warner Music Group	7.38	04/15/14	1,604,000

	NON-HAZARDOUS WASTE DISPOSAL — 1.21%
2,000,000	Allied Waste North America	8.88	04/01/08	2,085,000

	OFFICE AUTOMATION & EQUIPMENT — 1.52%
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,037,500
1,500,000	Xerox Corp.	7.63	06/15/13	1,593,750

				2,631,250

	OIL – EXPLORATION & PRODUCTION — 0.57%
1,000,000	Clayton William Energy(a)	7.75	08/01/13	977,500

	PAPER & RELATED PRODUCTS — 2.33%
2,500,000	Mercer International, Inc.	9.25	02/15/13	2,125,000
1,890,000	Norske Skog Canada, Series D	8.63	06/15/11	1,899,450

				4,024,450

	PHYSICIANS PRACTICE MANAGEMENT — 2.08%
2,000,000	Ameripath, Inc.	10.50	04/01/13	2,080,000
1,000,000	US Oncology Holdings, Inc.(a)(c)	9.26	03/15/15	985,000
500,000	US Oncology Holdings, Inc.	9.00	08/15/12	540,000

				3,605,000

	REITS – HOTELS — 0.62%
1,000,000	La Quinta Properties, Inc.	8.88	03/15/11	1,070,000

	RENTAL AUTO/EQUIPMENT — 2.58%
500,000	Ahern Rentals, Inc.(a)	9.25	08/15/13	511,250
1,000,000	Neff Rental/Neff Finance(a)	11.25	06/15/12	1,060,000
3,000,000	United Rentals, Inc.	7.75	11/15/13	2,895,000

				4,466,250

	RESORTS/THEME PARKS — 1.14%
2,000,000	Six Flags, Inc.	9.63	06/01/14	1,970,000

	RETAIL – DISCOUNT — 1.03%
1,500,000	Shopko Stores	9.25	03/15/22	1,785,000

See Notes to Financial Statements.

4

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	RETAIL – DRUG STORE — 2.85%
$2,000,000	Jean Coutu Group, Inc.	8.50%	08/01/14	$1,990,000
1,500,000	Rite Aid Corp.	7.13	01/15/07	1,509,375
1,500,000	Rite Aid Corp.(a)	6.13	12/15/08	1,425,000

				4,924,375

	RETAIL – MAJOR DEPARTMENT STORE — 2.17%
1,500,000	JC Penney Co., Inc.	8.00	03/01/10	1,638,750
1,000,000	Neiman Marcus Group, Inc.(a)	9.00	10/15/15	1,002,500
1,000,000	Saks, Inc.	9.88	10/01/11	1,105,000

				3,746,250

	RETAIL – VIDEO RENTAL — 0.95%
2,000,000	Blockbuster, Inc.(a)	9.50	09/01/12	1,650,000

	SATELLITE TELECOM — 1.46%
650,000	Inmarsat Finance plc	7.63	06/30/12	669,500
1,000,000	Intelsat Bermuda Ltd.(a)	8.63	01/15/15	1,020,000
1,000,000	Intelsat Ltd.	7.63	04/15/12	837,500

				2,527,000

	SCHOOLS — 0.85%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,470,000

	STEEL – PRODUCERS — 2.18%
2,500,000	AK Steel Corp.	7.75	06/15/12	2,306,250
1,298,000	United States Steel, Inc.	10.75	08/01/08	1,460,250

				3,766,500

	TELEPHONE – INTERGRATED — 8.22%
2,500,000	Cincinnati Bell, Inc.	8.38	01/15/14	2,462,500
500,000	Cincinnati Bell, Inc., MTN	6.33	12/30/05	500,000
2,000,000	Citizens Communications	9.25	05/15/11	2,195,000
674,000	Consolidated Communications Holding	9.75	04/01/12	717,810
2,000,000	Eircom Funding	8.25	08/15/13	2,170,000
1,500,000	Hawaiian Telcom Communication(a)	12.50	05/01/15	1,515,000
970,000	Madison River Capital llc/ Madison River Financial Corp.	13.25	03/01/10	1,033,050
3,000,000	Qwest Services Corp.	14.00	12/15/14	3,637,499

				14,230,859

	TRANSPORTATION – MARINE — 0.65%
1,000,000	Overseas Shipholding Group	8.75	12/01/13	1,132,500

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	TRANSPORTATION – RAIL — 1.11%
$1,750,000	Kansas City Southern	9.50%	10/01/08	$1,918,438

	TOTAL CORPORATE BONDS (Cost $153,334,022)			154,476,388

BANK LOANS — 1.45%
	CASINO HOTELS — 0.87%
1,500,000	Resorts International Holdings llc	9.77	04/26/13	1,503,750

	MISCELLANEOUS MANUFACTURING — 0.58%
1,000,000	IPC Acquistion Corp.	11.01	08/05/12	1,010,000

	TOTAL BANK LOANS (Cost $2,510,412)			2,513,750

Shares
COMMON STOCK — 2.68%
	METAL – ALUMINUM — 2.68%
28,047	Ormet Corp.(a)			4,627,755

	TOTAL COMMON STOCK (Cost $7,704,681)			4,627,755

Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATION — 4.05%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTE — 4.05%
$7,000,000		3.15	10/03/05	6,998,163

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $6,996,933)			6,998,163

TOTAL INVESTMENTS (Cost $170,546,048)	97.51%	$168,616,056
OTHER ASSETS IN EXCESS OF LIABILITIES	2.49	4,305,217

NET ASSETS	100.00%	$172,921,273

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $22,823,427 or 13.20% of net assets.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Variable Rate Security—The rate disclosed is as of September 30, 2005.

See Notes to Financial Statements.

5

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

Discount Note—The rate is the discount rate at the time of purchase.

llc—Limited Liability Company

L.P.—Limited Partnership

Ltd.—Limited

MTN—Medium Term Note

plc—public limited company

Unsecured—Issued in exchange of 144A security

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	34.95%	$60,442,238
Raw/Intermediate Materials	26.16	45,233,814
Telecommunication	11.30	19,535,860
Health Care	4.75	8,217,500
Technology	4.06	7,023,250
U.S. Government & Agency Obligations	4.05	6,998,163
Industrials	3.94	6,809,500
Financials	2.52	4,355,608
Utilities	2.16	3,730,760
Energy	1.36	2,356,863
Information Technology	1.17	2,020,000
Real Estate	0.62	1,070,000
Consumer Staples	0.47	822,500

Total Investments	97.51%	$168,616,056
Other Assets and Liabilities (Net)	2.49	4,305,217

Net Assets	100.00%	$172,921,273

See Notes to Financial Statements.

6

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Income Fund

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.51%
$1,112,504	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00%	10/25/34	$1,120,647
786,437	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.83	08/25/34	778,557
4,787,223	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(a)	3.99	01/25/35	4,679,739
1,489,190	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(a)	4.56	02/25/35	1,467,916

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,188,901)			8,046,859

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.50%
589,958	Asset Securitization Corp., 1997-D4 A4(a)	7.75	04/14/29	646,515
938,712	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1(a)	4.63	01/25/35	932,545
1,641,926	CS First Boston Mortgage Securities Corp., 2001-CK3 A2	6.04	06/15/34	1,648,361
1,459,591	DLJ Commercial Mortgage Corp., 2000-CF1 A1A	7.45	06/10/33	1,476,425
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1(a)	7.05	05/15/33	1,884,090
173,845	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	171,537
621,376	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95	03/18/30	650,206
425,887	Nomura Asset Securities Corp., 1998-D6 A4(a)	7.62	03/15/30	493,180
2,232,811	Salomon Brothers Mortgage Securities VII, 2001-C2 A2	6.17	02/13/10	2,310,248
964,217	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,033,394

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,549,697)			11,246,501

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 21.83%
$516,650	Bank One Corp.	7.88%	08/01/10	$583,580
1,110,000	Bear Stearns Co., Inc.	5.70	11/15/14	1,159,527
600,000	British Telecommunications plc	8.88	12/15/30	813,860
600,000	Caterpillar Financial Service Corp. MTN	3.00	02/15/07	587,914
965,000	CIT Group, Inc.(b)	5.88	10/15/08	995,586
1,170,000	Citigroup, Inc.	6.63	06/15/32	1,319,132
1,743,814	DaimlerChrysler NA Holding Corp.	6.40	05/15/06	1,762,578
308,593	Deutsche Telekom International Finance, Multi-Coupon Bond	8.50	06/15/10	349,860
600,000	Devon Financing Corp.	6.88	09/30/11	659,531
1,344,792	General Electric Capital Corp. MTN	6.00	06/15/12	1,431,432
1,221,000	Goldman Sachs Group, Inc.	6.13	02/15/33	1,270,916
1,000,078	Household Finance Corp.	8.00	07/15/10	1,128,467
380,000	International Lease Finance Corp.	4.50	05/01/08	376,582
1,388,000	JP Morgan Chase & Co.	5.75	01/02/13	1,443,391
1,100,000	Lehman Brothers Holdings, Inc.(a)	3.74	04/20/07	1,101,496
1,760,000	MBIA Global Funding, llc(c)	2.88	11/30/06	1,715,406
1,500,000	Merrill Lynch & Co. MTN	5.00	02/03/14	1,491,828
1,700,000	Metlife, Inc.	5.00	11/24/13	1,690,585
1,700,000	Morgan Stanley	4.75	04/01/14	1,640,101
1,900,000	Pepsi Bottling Group, llc	2.45	10/16/06	1,858,777

	TOTAL CORPORATE BONDS (Cost $23,422,405)			23,380,549

TAX-EXEMPT SECURITIES — 1.46%
530,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC)	5.25	07/01/14	589,996
900,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	978,246

	TOTAL TAX-EXEMPT SECURITIES (Cost $1,568,343)			1,568,242

See Notes to Financial Statements.

7

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

FOREIGN GOVERNMENT OBLIGATION — 0.88%
$300,000	United Mexican States	10.38%	02/17/09	$350,550
545,000	United Mexican States	6.63	03/03/15	592,143

	TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $886,837)			942,693

U.S. GOVERNMENT AGENCY BONDS & NOTES — 8.19%
	FANNIE MAE — 2.49%
2,500,000		6.25	02/01/11	2,671,638
	FREDDIE MAC — 3.48%
3,115,799		6.25	07/15/32	3,721,195
	RESOLUTION FUNDING CORP. — 2.22%
4,851,000	Principal Only STRIPS	0.00	07/15/20	2,379,537

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $8,176,975)			8,772,370

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 32.37%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 5.82%
2,954,999	Pool # E96460	5.00	05/01/18	2,949,312
687,962	Pool # M80779	5.00	11/01/09	691,666
2,601,586	Pool # M80812	4.50	04/01/10	2,587,450

				6,228,428

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.02%
14,184	Pool # 190319	6.50	02/01/32	14,622
307,296	Pool # 251502	6.50	02/01/13	317,974
13,577	Pool # 252212	6.50	01/01/29	14,022
126,340	Pool # 252806	7.50	10/01/29	133,811
10,611	Pool # 254406	6.50	08/01/32	10,933
256,174	Pool # 443194	5.50	10/01/28	256,690
5,873	Pool # 450846	5.50	12/01/28	5,884
431,835	Pool # 452035	5.50	11/01/28	432,705
2,939	Pool # 454758	5.50	12/01/28	2,945
9,121	Pool # 485994	5.50	01/01/29	9,139
6,340	Pool # 502922	6.50	07/01/29	6,546
1,673	Pool # 509676	6.50	08/01/29	1,727
7,157	Pool # 535506	6.50	08/01/30	7,390
4,723	Pool # 535911	6.50	05/01/31	4,872
20,268	Pool # 535923	6.50	05/01/31	20,895
8,384	Pool # 535933	6.50	05/01/31	8,643
4,732	Pool # 545264	6.50	09/01/31	4,879
23,546	Pool # 545759	6.50	07/01/32	24,261
2,092	Pool # 547757	6.50	11/01/30	2,158
2,885	Pool # 556702	6.50	11/01/30	2,976
20,392	Pool # 559894	6.50	04/01/31	21,022
722,989	Pool # 561435	5.50	11/01/29	724,446
3,732	Pool # 562567	6.50	02/01/31	3,847
314,738	Pool # 578543	5.50	04/01/31	314,980
3,887	Pool # 583053	6.50	05/01/31	4,008
115,363	Pool # 627259	5.50	02/01/32	115,425

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$1,326,306	Pool # 632551	5.50%	02/01/32	$1,327,016
574,938	Pool # 632576	5.50	02/01/32	575,381
546,556	Pool # 645136	6.50	06/01/32	563,153
6,783	Pool # 662505	6.50	10/01/32	6,989
294,337	Pool # 694655	5.50	04/01/33	294,473
1,948,596	Pool # 704440	5.00	05/01/18	1,944,810
81,259	Pool # 710585	5.50	05/01/33	81,297
3,102,471	Pool # 725690	6.00	08/01/34	3,155,020
408,704	Pool # 735224	5.50	02/01/35	408,894
2,147,189	Pool # 777206	4.00	05/01/19	2,067,627
1,943,157	Pool # 786423 ARM(a)	4.61	07/01/34	1,932,799
639,237	Pool # 805373	4.50	01/01/35	610,099
2,800,805	Pool # 805386 ARM(a)	4.91	01/01/35	2,798,852
1,977,721	Pool # 822799	4.50	04/01/35	1,885,757
21,231	Pool # C74339	5.00	12/01/32	20,835
193,127	Pool # C74469	5.00	12/01/32	189,520
37,429	Pool # C74676	5.00	12/01/32	36,729

				20,366,051

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 7.53%
226,086	Pool # 15453	8.50	11/15/17	245,114
81,228	Pool # 434772	9.00	06/15/30	89,727
107,706	Pool # 471660	7.50	03/15/28	114,485
170,833	Pool # 472028	6.50	05/15/28	178,145
101,563	Pool # 475847	6.50	06/15/28	105,910
3,788	Pool # 479087	8.00	01/15/30	4,057
50,816	Pool # 479088	8.00	01/15/30	54,420
176,260	Pool # 503711	7.00	05/15/29	185,462
55,567	Pool # 525556	8.00	01/15/30	59,508
11,479	Pool # 525945	9.00	07/15/30	12,680
448,198	Pool # 575441	6.50	12/15/31	466,473
1,133,628	Pool # 598127	5.50	03/15/18	1,159,560
1,905,084	Pool # 607668	5.50	02/15/18	1,948,663
995,812	Pool # 615639	4.50	09/15/33	958,907
681,217	Pool # 780548	8.50	12/15/17	738,551
541,168	Pool # 780865	9.50	11/15/17	595,947
263,494	Pool # 781036	8.00	10/15/17	281,387
413,522	Pool # 781084	9.00	12/15/17	449,023
42,833	Pool # 80185 ARM(a)	4.38	04/20/28	43,160
212,714	Pool # 80205 ARM(a)	4.38	06/20/28	214,286
162,183	Pool # 80311 ARM(a)	3.50	08/20/29	163,508

				8,068,973

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $34,747,636)			34,663,452

U.S. GOVERNMENT SECURITIES — 12.46%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 0.00%
118		0.00	02/15/20	61

See Notes to Financial Statements.

8

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Income Fund — (continued)

Principal Amount	Rate	Maturity Date	Value

U.S. GOVERNMENT SECURITIES — (continued)
	U.S. TREASURY INFLATION PROTECTED BONDS — 2.40%
$445,000	3.50%	01/15/11	$550,245
2,000,000	1.63	01/15/15	2,022,356

			2,572,601

	U.S. TREASURY NOTES — 10.06%
8,000,000	3.63	01/15/10	7,815,311
1,441,000	4.25	11/15/14	1,430,700
1,130,000	7.63	11/15/22	1,529,826

			10,775,837

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $13,369,322)		13,348,499

Shares
REGISTERED INVESTMENT COMPANIES — 4.66%
2,494,191	Dreyfus Government Cash Management Fund		2,494,191
2,494,191	Fidelity U.S. Treasury II Fund		2,494,191

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $4,988,382)		4,988,382

		Value
TOTAL INVESTMENTS (Cost $106,898,498)	99.86%	$106,957,547
OTHER ASSETS IN EXCESS OF LIABILITIES	0.14	152,167

NET ASSETS	100.00%	$107,109,714

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $1,715,406 or 1.60% of net assets.

ARM—Adjustable Rate Mortgage

llc—Limited Liability Company

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	53.02%	$56,784,321
Corporate Bonds	21.83	23,380,549
Commercial Mortgage-Backed Securities	10.50	11,246,501
Collateralized Mortgage Obligations	7.51	8,046,859
Registered Investment Company	4.66	4,988,382
Tax-Exempt Securities	1.46	1,568,242
Foreign Government Obligation	0.88	942,693

Total Investments	99.86%	$106,957,547
Other Assets and Liabilities (Net)	0.14	152,167

Net Assets	100.00%	$107,109,714

See Notes to Financial Statements.

9

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Total Return Bond Fund

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.66%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 8.52%
$2,166,410	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50%	07/25/34	$2,163,400
2,615,701	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.83	08/25/34	2,589,494
6,028,625	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(a)	3.99	01/25/35	5,893,269
2,075,840	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(a)	4.56	02/25/35	2,046,186

				12,692,349

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.03%
2,983,923	1602 PH	6.00	04/15/23	3,015,842

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.11%
1,650,000	2003-17 QT	5.00	08/25/27	1,645,641

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,605,359)			17,353,832

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.96%
3,635,042	Asset Securitization Corp., 1997-D4 A4(a)	7.75	04/14/29	3,983,520
1,020,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	1,001,709
2,782,985	DLJ Commercial Mortgage Corp., 2000-CF1 A1A	7.45	06/10/33	2,815,082
1,760,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32	06/10/36	1,797,988
2,001	LB Commercial Conduit Mortgage Trust, 1999-C1 A1	6.41	06/15/31	2,019
1,071,155	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,056,934
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G(b)	7.15	06/15/06	3,040,184
3,828,624	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95	03/18/30	4,006,263
2,624,113	Nomura Asset Securities Corp., 1998-D6 A4(a)	7.62	03/15/30	3,038,741

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$5,162,189	Salomon Brothers Mortgage Securities VII, 2001-C2 A2	6.17%	02/13/10	$5,341,220
3,260,783	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	3,494,726
1,600,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	1,628,747

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,360,154)			31,207,133

CORPORATE BONDS — 32.59%
1,500,000	America Movil S.A. de C.V.	4.13	03/01/09	1,459,307
1,200,000	America Movil S.A. de C.V.	6.38	03/01/35	1,163,545
3,743,000	American Express Co.	5.50	09/12/06	3,777,664
3,183,350	Bank One Corp.	7.88	08/01/10	3,595,740
2,135,000	Bear Stearns Co., Inc .	5.70	11/15/14	2,230,262
1,000,000	British Telecommunications plc	8.88	12/15/30	1,356,433
1,375,000	CIT Group, Inc.	5.88	10/15/08	1,418,581
800,000	Citigroup, Inc.	6.63	06/15/32	901,970
1,296,186	DaimlerChrysler NA Holding Corp.	6.40	05/15/06	1,310,134
1,500,000	DaimlerChrysler NA Holding Corp.	4.05	06/04/08	1,464,833
1,001,407	Deutsche Telekom International Finance, Multi-Coupon Bond	8.50	06/15/10	1,135,320
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,936,529
800,000	Devon Financing Corp.	6.88	09/30/11	879,374
700,000	Ford Motor Credit Co.	5.80	01/12/09	653,157
5,205,208	General Electric Capital Corp. MTN	6.00	06/15/12	5,540,559
2,060,922	Household Finance Corp.	8.00	07/15/10	2,325,501
2,300,000	International Lease Finance Corp.	4.50	05/01/08	2,279,312
3,277,000	Lehman Brothers Holdings	4.00	01/22/08	3,232,770
1,000,000	Merrill Lynch & Co. MTN	5.00	02/03/14	994,552
885,000	Metlife, Inc.	5.00	11/24/13	880,099
885,000	Morgan Stanley	4.75	04/01/14	853,817

See Notes to Financial Statements.

10

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Total Return Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$1,500,000	Nisource Finance Corp.	7.88%	11/15/10	$1,686,435
1,430,000	Sprint Capital Corp.	8.38	03/15/12	1,682,878
1,000,000	TCI Communications, Inc.	9.80	02/01/12	1,229,849
1,030,000	Time Warner Cos., Inc.	7.25	10/15/17	1,170,679
1,000,000	Wal-Mart Stores	4.13	02/15/11	972,714
1,125,000	Weyerhaeuser Co.	7.95	03/15/25	1,321,534
1,000,000	Weyerhaeuser Co.	6.88	12/15/33	1,069,450

	TOTAL CORPORATE BONDS (Cost $47,678,360)			48,522,998

TAX-EXEMPT SECURITIES — 3.29%
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A	5.00	10/01/16	2,173,360
1,800,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A	5.25	07/01/16	1,972,206
690,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	749,989

	TOTAL TAX-EXEMPT SECURITIES (Cost $4,958,696)			4,895,555

FOREIGN GOVERNMENT OBLIGATION — 1.34%
1,875,000	United Mexican States	6.38	01/16/13	1,995,000

	TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $1,906,243)			1,995,000

U.S. GOVERNMENT AGENCY BONDS & NOTES — 2.27%
	FREDDIE MAC — 2.27%
2,824,201		6.25	07/15/32	3,372,940

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $3,178,154)			3,372,940

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 9.44%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.70%
87,395	Pool # 190319	6.50	02/01/32	90,096
83,653	Pool # 252212	6.50	01/01/29	86,398
65,379	Pool # 254406	6.50	08/01/32	67,364
39,061	Pool # 502922	6.50	07/01/29	40,332
10,308	Pool # 509676	6.50	08/01/29	10,643
44,097	Pool # 535506	6.50	08/01/30	45,532

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$29,101	Pool # 535911	6.50%	05/01/31	$30,020
124,885	Pool # 535923	6.50	05/01/31	128,744
51,660	Pool # 535933	6.50	05/01/31	53,256
29,159	Pool # 545264	6.50	09/01/31	30,060
13,979	Pool # 545697	6.50	06/01/32	14,403
21,370	Pool # 545699	6.50	06/01/32	22,019
145,077	Pool # 545759	6.50	07/01/32	149,483
12,887	Pool # 547757	6.50	11/01/30	13,294
17,774	Pool # 556702	6.50	11/01/30	18,335
125,645	Pool # 559894	6.50	04/01/31	129,528
22,993	Pool # 562567	6.50	02/01/31	23,704
5,708	Pool # 581332	6.50	05/01/31	5,884
23,953	Pool # 583053	6.50	05/01/31	24,693
6,331	Pool # 591237	6.50	08/01/31	6,527
2,548,518	Pool # 618322	6.00	12/01/31	2,592,682
41,797	Pool # 662505	6.50	10/01/32	43,066
2,212,219	Pool # 702861	5.00	04/01/18	2,207,921
73,037	Pool # 735224	5.50	02/01/35	73,071
1,064,765	Pool # 781859	4.50	12/01/34	1,016,230
135,560	Pool # 805373	4.50	01/01/35	129,380
1,343,349	Pool # 805386 ARM(a)	4.91	01/01/35	1,342,413
2,737,207	Pool # 815479	4.50	03/01/35	2,609,927
1,425,254	Pool # 819361	4.50	04/01/35	1,358,980
592,953	Pool # 820492	5.50	05/01/35	592,879

				12,956,864

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.74%
3,885	Pool # 356873	6.50	05/15/23	4,053
23,340	Pool # 479087	8.00	01/15/30	24,995
313,106	Pool # 479088	8.00	01/15/30	335,310
263,919	Pool # 80185 ARM(a)	4.38	04/20/28	265,929
160,026	Pool # 80205 ARM(a)	4.38	06/20/28	161,209
309,171	Pool # 80311 ARM(a)	3.50	08/20/29	311,699

				1,103,195

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $14,135,161)			14,060,059

U.S. GOVERNMENT SECURITIES — 17.29%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.74%
7,893,882		0.00	02/15/20	4,072,604

	U.S. TREASURY INFLATION PROTECTED BONDS — 2.42%
2,000,000		3.88	01/15/09	2,585,096
1,000,000		1.63	01/15/15	1,011,178

				3,596,274

See Notes to Financial Statements.

11

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Total Return Bond Fund — (continued)

Principal Amount	Rate	Maturity Date	Value

U.S. GOVERNMENT SECURITIES — (continued)
	U.S. TREASURY NOTES — 12.13%
$6,000,000	3.63%	01/15/10	$5,861,484
8,164,000	4.25	11/15/14	8,105,644
3,035,000	7.63	11/15/22	4,108,868

			18,075,996

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $25,685,591)		25,744,874

Shares
REGISTERED INVESTMENT COMPANIES — 1.62%
1,205,522	Dreyfus Government Cash Management Fund		1,205,522
1,205,522	Fidelity U.S. Treasury II Fund		1,205,522

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $2,411,044)		2,411,044

		Value
TOTAL INVESTMENTS (Cost $147,918,762)	100.46%	$149,563,435
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.46)	(677,800)

NET ASSETS	100.00%	$148,885,635

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Corporate Bonds	32.59%	$48,522,998
U.S. Government & Agency Securities	29.00	43,177,873
Commercial Mortgage-Backed Securities	20.96	31,207,133
Collateralized Mortgage Obligations	11.66	17,353,832
Tax-Exempt Securities	3.29	4,895,555
Registered Investment Company	1.62	2,411,044
Foreign Government Obligation	1.34	1,995,000

Total Investments	100.46%	$149,563,435
Other Assets and Liabilities (Net)	(0.46)	(677,800)

Net Assets	100.00%	$148,885,635

See Notes to Financial Statements.

12

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Core Fund

Shares		Value

COMMON STOCKS — 89.91%
	CONSUMER DISCRETIONARY — 13.96%
33,472	Autozone, Inc.(a)	$2,786,544
110,514	Dillards, Inc., Class A	2,307,532
102,908	Eastman Kodak Co.	2,503,752
141,606	Furniture Brands International, Inc.	2,553,156
70,705	John Wiley & Sons, Class A	2,951,227
137,800	Sotheby’s Holdings, Inc., Class A(a)	2,304,016
71,266	Timberland Co., Class A(a)	2,407,365

		17,813,592

	CONSUMER STAPLES — 6.56%
68,830	Anheuser Busch Cos., Inc.	2,962,443
78,043	Sysco Corp.	2,448,209
41,283	Wm. Wrigley Jr. Co.	2,967,422

		8,378,074

	ENERGY — 6.56%
66,200	Exxon Mobil Corp.	4,206,348
68,732	Suncor Energy, Inc.	4,160,348

		8,366,696

	FINANCIAL — 13.39%
79,590	American Capital Strategies Ltd.	2,917,769
35	Berkshire Hathaway, Inc., Class A(a)	2,870,000
24,984	Lehman Brothers Holding, Inc.	2,910,136
75,199	Leucadia National Corp.	3,241,077
93,778	North Fork Bancorporation, Inc.	2,391,339
63,127	RenaissanceRe Holdings Ltd.	2,760,544

		17,090,865

	HEALTH CARE — 9.69%
44,869	Johnson & Johnson	2,839,310
56,488	Medtronic, Inc.	3,028,887
62,473	Novo-Nordisk A/S ADR	3,097,411
48,794	Roche Holdings Ltd., Sponsored ADR	3,402,430

		12,368,038

	INDUSTRIALS — 8.42%
1,391,791	Bombardier, Inc., Class B(a)	3,436,332
84,765	General Electric Co.	2,854,038
348,999	Quanta Services, Inc.(a)	4,453,227

		10,743,597

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 9.63%
790,803	3com Corp.(a)	$3,226,477
82,685	Analog Devices, Inc.	3,070,921
116,540	Molex, Inc., Class A	2,996,243
121,647	National Instruments Corp.	2,997,382

		12,291,023

	RAW/INTERMEDIATE MATERIALS — 10.02%
85,659	Aracruz Cellulose S.A. ADR	3,476,042
68,334	E.I. Du Pont de Nemours & Co.	2,676,643
46,691	Monsanto Co.	2,929,860
49,941	Vulcan Materials Co.	3,706,122

		12,788,667

	REAL ESTATE — 1.91%
39,016	St. Joe Co.	2,436,549

	UTILITIES — 9.77%
224,601	AES Corp.(a)	3,690,194
660,395	Calpine Corp.(a)	1,710,423
202,167	Centerpoint Energy, Inc.	3,006,223
292,610	EL Paso Corp.	4,067,280

		12,474,120

	TOTAL COMMON STOCKS (Cost $108,427,319)	114,751,221

FOREIGN COMMON STOCKS — 2.20%
	GERMANY — 2.20%
59,807	Bayerische Motoren Werke AG	2,808,473

	TOTAL FOREIGN COMMON STOCKS (Cost $2,662,556)	2,808,473

Principal Amount
REPURCHASE AGREEMENT — 8.25%
$10,534,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $10,536,151 (collateralized by Federal National Mortgage Association Discount Note, par value $10,646,000, maturing on 01/11/06; total market value $10,534,004)	10,534,000

	TOTAL REPURCHASE AGREEMENT (Cost $10,534,000)	10,534,000

See Notes to Financial Statements.

13

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Equity Core Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $121,623,875)	100.36%	$128,093,694
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.36)	(462,677)

NET ASSETS	100.00%	$127,631,017

(a)	Non-income producing security.

ADR—American Depository Receipt

Ltd.—Limited

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	16.16%	$20,622,065
Financial	13.39	17,090,865
Raw/Intermediate Materials	10.02	12,788,667
Utilities	9.77	12,474,120
Health Care	9.69	12,368,038
Information Technology	9.63	12,291,023
Industrials	8.42	10,743,597
Repurchase Agreements	8.25	10,534,000
Consumer Staples	6.56	8,378,074
Energy	6.56	8,366,696
Real Estate	1.91	2,436,549

Total Investments	100.36%	$128,093,694
Other Assets and Liabilities (Net)	(0.36)	(462,677)

Net Assets	100.00%	$127,631,017

See Notes to Financial Statements.

14

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Mid Cap Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 98.44%
	CONSUMER DISCRETIONARY — 23.87%
85,900	Autozone, Inc.(a)	$7,151,175
126,600	Black & Decker Corp.	10,392,594
875,000	Blockbuster, Inc.	3,920,000
250,000	Callaway Golf Co.	3,772,500
95,000	Centex Corp.	6,135,100
220,000	EchoStar Communications, Inc.	6,505,400
375,000	Interpublic Group of Companies, Inc.(a)	4,365,000
170,000	Limited Brands	3,473,100
204,300	Newell Rubbermaid, Inc.	4,627,395
379,700	Onex Corp.	6,723,728
148,000	Sherwin-Williams Co.	6,522,360
225,000	TJX Cos., Inc.	4,608,000
208,000	Zale Corp.(a)	5,653,440

		73,849,792

	CONSUMER STAPLES — 2.57%
205,000	Dean Foods Co.(a)	7,966,300

	ENERGY — 13.07%
110,000	Cimarex Energy Co.(a)	4,986,300
217,000	Devon Energy Corp.	14,894,880
153,700	Noble Corp.	10,522,302
117,600	Occidental Petroleum Corp.	10,046,568

		40,450,050

	FINANCIAL — 13.97%
167,300	Ace Ltd.	7,874,811
200,000	CIT Group, Inc.	9,036,000
250,000	Doral Financial Corp.	3,267,500
72,400	Lehman Brothers Holding, Inc.	8,433,152
125,000	Leucadia National Corp.	5,387,500
75,000	RenaissanceRe Holdings Ltd.	3,279,750
270,000	Sovereign Bancorp, Inc.	5,950,800

		43,229,513

	HEALTH CARE — 4.80%
320,000	Health Management Associates, Inc., Class A	7,510,400
198,900	Shire Pharmaceuticals plc ADR	7,357,311

		14,867,711

Shares		Value

COMMON STOCKS — (continued)
	INDUSTRIALS — 16.15%
235,000	Brink’s Co.	$9,649,100
265,000	Empresa Brasileira de Aeronautica S.A. ADR	10,229,000
153,700	Lincoln Electric Holdings, Inc.	6,055,780
194,400	Mueller Industries, Inc.	5,398,488
420,000	United Rentals, Inc.(a)	8,278,200
185,000	York International Corp.	10,372,950

		49,983,518

	INFORMATION TECHNOLOGY — 9.03%
200,000	Cabot Microelectronics Corp.(a)	5,876,000
245,000	Electronic Data Systems Corp.	5,497,800
280,400	Harris Corp.	11,720,720
500,000	Symbol Technologies, Inc.	4,840,000

		27,934,520

	RAW/INTERMEDIATE MATERIALS — 5.37%
228,800	Aracruz Cellulose S.A. ADR	9,284,704
215,000	Georgia-Pacific Corp.	7,322,900

		16,607,604

	REAL ESTATE — 3.64%
360,000	Friedman Billings Ramsey Group, Inc., Class A	3,668,400
121,600	St. Joe Co.	7,593,920

		11,262,320

	UTILITIES — 5.97%
2,550,000	Calpine Corp.(a)	6,604,500
406,800	EL Paso Corp.	5,654,520
248,600	Williams Cos., Inc.	6,227,430

		18,486,450

	TOTAL COMMON STOCKS (Cost $215,893,952)	304,637,778

FOREIGN COMMON STOCKS — 1.53%
	NETHERLANDS — 1.53%
99,500	Hunter Douglas NV	4,731,570

	TOTAL FOREIGN COMMON STOCKS (Cost $3,662,399)	4,731,570

See Notes to Financial Statements.

15

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

Mid Cap Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 0.11%
$328,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $328,067 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $334,000, maturing on 03/13/06; total market value $328,001)	$328,000

	TOTAL REPURCHASE AGREEMENT (Cost $328,000)	328,000

		Value
TOTAL INVESTMENTS (Cost $219,884,351)	100.08%	$309,697,348
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.08)	(247,636)

NET ASSETS	100.00%	$309,449,712

(a)	Non-income producing security.

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	25.40%	$78,581,362
Industrials	16.15	49,983,518
Financial	13.97	43,229,513
Energy	13.07	40,450,050
Information Technology	9.03	27,934,520
Utilities	5.97	18,486,450
Raw/Intermediate Materials	5.37	16,607,604
Health Care	4.80	14,867,711
Real Estate	3.64	11,262,320
Consumer Staples	2.57	7,966,300
Repurchase Agreements	0.11	328,000

Total Investments	100.08%	$309,697,348
Other Assets and Liabilities (Net)	(0.08)	(247,636)

Net Assets	100.00%	$309,449,712

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund

Shares		Value

COMMON STOCKS — 93.32%
	CONSUMER DISCRETIONARY — 17.63%
1,800,000	Avon Products, Inc.	$48,600,000
1,875,000	Black & Decker Corp.	153,918,750
2,550,000	Centex Corp.	164,679,000
1,650,000	EchoStar Communications, Inc.	48,790,500
1,011,388	Harman International Industries, Inc.	103,434,651
3,700,000	Interpublic Group of Companies, Inc.(a)	43,068,000
1,200,000	Journal Communications, Inc., Class A	17,880,000
3,500,000	Liberty Media Corp., Class A(a)	28,175,000
2,375,000	Newell Rubbermaid, Inc.	53,793,750
2,260,000	TJX Cos., Inc.	46,284,800
5,600,000	XM Satellite Radio Holdings, Inc., Class A(a)	201,096,000
2,100,000	Zale Corp.(a)	57,078,000

		966,798,451

	CONSUMER STAPLES — 4.79%
1,875,000	ConAgra Foods, Inc.	46,406,250
2,420,000	Dean Foods Co.(a)	94,041,200
1,400,000	Kraft Foods, Inc., Class A	42,826,000
2,000,000	Loews Corp. - Carolina Group	79,260,000

		262,533,450

	ENERGY — 14.99%
2,094,600	Burlington Resources, Inc.(b)	170,332,872
625,000	CNX Gas Corp.(a)(c)	12,812,500
1,250,000	ConocoPhillips	87,387,500
2,224,000	Devon Energy Corp.(b)	152,655,360
1,200,000	Mariner Energy, Inc.(a)(c)	24,000,000
1,900,000	Noble Energy, Inc.	89,110,000
1,725,000	Petrobras ADR	123,320,250
2,750,000	Rossetta(a)(c)	52,250,000
1,725,000	Todco, Class A(b)	71,949,750
1,175,200	W&T Offshore, Inc.	38,111,736

		821,929,968

	FINANCIAL — 16.40%
1,680,000	Ace Ltd.	79,077,600
2,486,200	Amvescap plc ADR	32,395,186
1,650,000	Apollo Investment Corp.(d)	32,670,000

Shares		Value

COMMON STOCKS — (continued)
	FINANCIAL — (continued)
725,000	CIT Group, Inc.	$32,755,500
1,800,000	Citigroup, Inc.	81,936,000
2,550,000	Doral Financial Corp.	33,328,500
1,050,000	Freddie Mac	59,283,000
1,825,000	JP Morgan Chase & Co.	61,922,250
675,000	Lehman Brothers Holding, Inc.	78,624,000
700,000	Loews Corp.	64,687,000
2,400,000	MCG Capital Corp.	40,488,000
1,300,000	Metlife, Inc.	64,779,000
950,000	MoneyGram International, Inc.	20,624,500
1,510,000	Morgan Stanley	81,449,400
800,000	PNC Financial Services Group, Inc.	46,416,000
2,375,000	Primus Guaranty Ltd.(a)	25,840,000
650,000	Washington Mutual, Inc.	25,493,000
550,000	XL Capital Ltd., Class A	37,416,500

		899,185,436

	HEALTH CARE — 3.60%
875,000	AmerisourceBergen Corp.	67,637,500
550,000	Baxter International, Inc.	21,928,500
850,000	Bristol-Myers Squibb Co.	20,451,000
1,250,000	HCA, Inc.	59,900,000
600,000	Wyeth	27,762,000

		197,679,000

	INDUSTRIALS — 11.10%
2,000,000	AGCO Corp.(a)	36,400,000
450,000	Aries Maritime Transport Ltd.(a)	6,750,000
800,000	Arlington Tankers	18,744,000
3,000,000	Cendant Corp.	61,920,000
1,350,000	Deluxe Corp.	54,216,000
1,900,000	Empresa Brasileira de Aeronautica S.A. ADR	73,340,000
1,400,000	Gol Linhas Aereas Inteligentes S.A. ADR	45,430,000
1,250,000	Ryder Systems, Inc.	42,775,000
2,075,000	Tyco International Ltd.	57,788,750
1,100,000	Union Pacific Corp.	78,870,000
3,500,000	United Rentals, Inc.(a)	68,985,000
1,225,000	United Technologies Corp.	63,504,000

		608,722,750

See Notes to Financial Statements.

17

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 4.61%
3,500,000	Harris Corp.	$146,300,000
2,800,000	Nokia Oyj ADR	47,348,000
1,325,000	Plantronics, Inc.	40,823,250
1,550,000	Vishay Intertechnology, Inc.(a)	18,522,500

		252,993,750

	RAW/INTERMEDIATE MATERIALS — 10.82%
625,000	Alpha Natural Resources, Inc.(a)	18,775,000
2,610,000	Celanese Corp., Class A	45,022,500
1,750,000	CF Industries Holdings, Inc.(a)	25,917,500
2,050,000	Consol Energy, Inc.	156,353,500
288,410	Eagle Materials, Inc., Class B	33,369,037
1,350,000	Foundation Coal Holdings, Inc.	51,907,500
2,035,000	Georgia-Pacific Corp.	69,312,100
1,230,000	Lafarge Corp.	83,160,300
1,075,000	PPG Industries, Inc.	63,629,250
825,000	Southern Peru Copper Corp.	46,167,000

		593,613,687

	REAL ESTATE — 3.28%
431,400	Capital Lease Funding, Inc.	4,464,990
2,395,000	Diamondrock Hospitality Co.	28,141,250
1,855,500	Fieldstone Investment Corp.	21,635,130
2,375,000	Friedman Billings Ramsey Group, Inc., Class A	24,201,250
1,450,000	Host Marriott Corp.	24,505,000
1,124,900	Luminent Mortgage Capital, Inc.	8,492,995
1,000,000	Peoples Choice Financial Corp.(a)(c)	7,900,000
1,125,000	Saxon Capital, Inc.	13,331,250
600,000	Taberna Realty Finance Trust(a)(c)	7,500,000
775,000	Ventas, Inc.	24,955,000
1,500,000	Vintage Wine Trust, Inc.(a)(c)	15,000,000

		180,126,865

Shares		Value

COMMON STOCKS — (continued)
	TELECOMMUNICATION — 3.95%
5,100,000	America Movil S.A. de C.V., Series L ADR	$134,232,000
2,408,254	Sprint Nextel Corp.	57,268,280
1,850,000	Valor Communications, Inc.	25,215,500

		216,715,780

	UTILITIES — 2.15%
8,600,000	Calpine Corp.(a)	22,274,000
1,350,000	Centerpoint Energy, Inc.	20,074,500
1,150,000	Duke Energy Corp.	33,545,500
649,275	Public Service Enterprise Group, Inc.	41,787,339

		117,681,339

	TOTAL COMMON STOCKS (Cost $3,384,997,515)	5,117,980,476

FOREIGN COMMON STOCKS — 0.72%
	ITALY — 0.72%
4,600,000	Enel S.p.A	39,558,264

	TOTAL FOREIGN COMMON STOCKS (Cost $32,023,411)	39,558,264

CONVERTIBLE PREFERRED STOCKS — 2.02%
	CONSUMER DISCRETIONARY — 0.80%
1,200,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	43,740,000

	HEALTH CARE — 0.98%
950,000	Baxter International, Inc., Preferred Exchange, 7.00%	54,150,000

	RAW/INTERMEDIATE MATERIALS — 0.24%
500,000	Celanese Corp., Preferred Exchange, 4.25%	13,125,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $112,359,887)	111,015,000

See Notes to Financial Statements.

18

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

Principal Amount		Value

REPURCHASE AGREEMENT — 4.02%
$220,361,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $220,405,990 (collateralized by U.S. Government obligations ranging in par value $611,000-$150,000,000, 0.00%-4.25%, 03/13/06- 09/12/08; total market value $221,765,863)	$220,361,000

	TOTAL REPURCHASE AGREEMENT (Cost $220,361,000)	220,361,000

TOTAL INVESTMENTS (Cost $3,749,741,813)	100.08%	$5,488,914,740
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.08)	(4,624,066)

NET ASSETS	100.00%	$5,484,290,674

(a)	Non-income producing security.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $119,462,500 or 2.18% of net assets.
(d)	Registered Investment Company

ADR—American Depository Receipt

Ltd.—Limited

plc—public limited company

Contracts		Value

CALL OPTIONS WRITTEN — (0.32)%
(4,490)	Devon Energy, Expires 10/25/05, strike price 55	$(6,600,300)
(4,446)	Burlington Resources, Expires 11/22/05, strike price 60	(9,625,590)
(1,725)	Todco, Expires 12/20/05, strike price 35	(1,380,000)

	TOTAL CALL OPTIONS WRITTEN (Premiums received $4,973,728)	(17,605,890)

See Notes to Financial Statements.

19

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Value and Restructuring Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	18.43%	$1,010,538,451
Financial	16.40	899,185,436
Energy	14.99	821,929,968
Industrials	11.10	608,722,750
Raw/Intermediate Materials	11.06	606,738,687
Consumer Staples	4.79	262,533,450
Information Technology	4.61	252,993,750
Health Care	4.58	251,829,000
Repurchase Agreements	4.02	220,361,000
Telecommunication	3.95	216,715,780
Real Estate	3.28	180,126,865
Utilities	2.87	157,239,603

Total Investments	100.08%	$5,488,914,740
Call Options Written	(0.32)	(17,605,890)
Other Assets and Liabilities (Net)	0.24	12,981,824

Net Assets	100.00%	$5,484,290,674

See Notes to Financial Statements.

20

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Emerging Markets Fund

Shares		Value

COMMON STOCKS — 86.54%
	ARGENTINA — 0.28%
146,000	IRSA Inversiones y Representaciones S.A. GDR(a)	$1,759,300

	BRAZIL — 4.10%
187,100	Companhia Vale do Rio Doce S.A.	8,227,128
37,000	Diagnosticos da America S.A.(a)	577,736
167,400	Gol Linhas Aereas Inteligentes S.A. ADR	5,432,130
215,400	Uniao de Bancos Brasileiros S.A.	11,330,040

		25,567,034

	CHILE — 1.14%
382,939	Compania de Telecomunicaciones de Chile S.A. ADR	4,154,888
34,692	Vina Concha y Toro S.A. ADR	2,948,820

		7,103,708

	CHINA — 10.04%
16,307,000	Bank of Communications Ltd., Class H (Hong Kong)(a)	6,884,715
18,925,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	7,209,922
519,497	China Mobile Ltd. ADR (Hong Kong)	12,800,407
14,372,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	6,556,243
17,616,000	Far East Consortium Int’L Ltd. (Hong Kong)	7,121,155
11,931,400	People’s Food Holdings Ltd.	7,756,510
101,300	PetroChina Co. Ltd. ADR	8,445,381
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	5,771,371

		62,545,704

	COLUMBIA — 1.02%
288,800	Bancolombia S.A. ADR	6,339,160

	CZECH REPUBLIC — 1.38%
430,467	Cesky Telecom A.S.(a)	8,607,960

	HUNGARY — 1.93%
473,200	BorsodChem Rt.	5,395,045

Shares		Value

COMMON STOCKS — (continued)
	HUNGARY — (continued)
169,000	OTP Bank Rt.	$6,646,757

		12,041,802

	INDIA — 4.65%
1,743,000	Gujarat Ambuja Cements Ltd.(c)	3,050,175
1,477,377	Gujarat Ambuja Cements Ltd. GDR(a)(c)	2,579,057
249,150	ICICI Bank Ltd. ADR	7,038,488
213,700	India Fund, Inc.(b)	8,505,260
158,200	State Bank of India GDR(c)	7,844,850

		29,017,830

	INDONESIA — 1.95%
18,673,700	PT Indocement Tunggal Prakarsa Tbk(a)	5,275,550
13,181,200	PT Telekomunikasi Indonesia Tbk	6,870,134

		12,145,684

	MALAYSIA — 4.18%
1,623,600	Genting Berhad	9,225,869
4,456,450	Public Bank Berhad	8,227,605
3,106,700	Telekom Malaysia Berhad	8,583,286

		26,036,760

	MEXICO — 8.82%
428,100	America Movil S.A. de C.V., Series L ADR	11,267,592
197,039	Cemex S.A. de C.V. ADR	10,305,139
129,600	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	5,171,040
712,755	Grupo Elektra S.A.	5,358,338
1,895,400	Grupo Televisa S.A.	6,785,336
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	7,729,093
1,644,498	Wal-Mart de Mexico S.A. de C.V.	8,385,724

		55,002,262

	POLAND — 2.65%
497,000	KGHM Polska Miedz S.A.	7,169,120
967,373	Powszechna Kasa Oszczednoski Polski Bank S.A.	9,336,950

		16,506,070

See Notes to Financial Statements.

21

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Emerging Markets Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	RUSSIA — 7.57%
210,200	Lukoil Co. ADR	$12,139,050
103,200	MMC Norilsk Nickel ADR	8,188,920
183,900	OAO Gazprom ADR(a)	12,321,300
301,000	RBC Information Systems ADR(a)	6,622,000
530,100	Rostelecom ADR	7,940,898

		47,212,168

	SOUTH AFRICA — 6.30%
2,136,600	African Bank Investments Ltd.	7,154,643
436,200	Gold Fields Ltd. ADR	6,337,986
1,280,300	MTN Group Ltd.	10,626,983
455,355	Nedcor Ltd.	6,615,149
430,537	Telekom South Africa Ltd.	8,547,107

		39,281,868

	SOUTH KOREA — 17.10%
30,057	Amorepacific Corp.	9,096,534
289,210	Hana Bank	10,718,550
336,138	KT Corp. ADR	7,563,105
315,080	LG Cable Ltd.	8,829,126
88,062	LG Home Shopping, Inc.	9,184,549
8,833	Lotte Chilsung Beverage Co. Ltd.	8,427,420
113,410	NCSoft Corp.(a)	9,337,668
61,970	Samsung Electronic Co. Ltd.	35,102,046
377,985	SK Telecom Co. Ltd. ADR	8,255,192

		106,514,190

	SPAIN — 1.25%
241,800	Repsol YPF S.A.	7,810,490

	TAIWAN — 8.64%
265,029	AU Optronics Corp. ADR	3,434,776
2,081,392	Hon Hai Precision, Inc.	9,744,731
891,700	iShares MSCI Taiwan Index Fund(b)	10,441,806
4,275,453	President Chain Store Corp.	8,015,446
4,851,000	Quanta Computer, Inc.	7,984,444
4,956,444	Synnex Technology International Corp.	6,422,897
226,900	Taiwan Semiconductor Manufacturing Co. Ltd.	365,940
905,367	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,442,117

		53,852,157

Shares		Value

COMMON STOCKS — (continued)
	THAILAND — 0.80%
802,600	Siam Cement Public Co. Ltd. (Foreign Shares)	$4,992,289

	TURKEY — 1.52%
713,640	Akbank T.A.S. ADR(a)(c)	9,492,197

	UNITED KINGDOM — 0.58%
126,268	Old Mutual plc	309,362
1,349,200	Old Mutual plc (South Africa shares)(a)	3,329,217

		3,638,579

	VENEZUELA — 0.64%
284,599	Compania Anonima Nacional Telefonos de Venezuela ADR	3,992,924

	TOTAL COMMON STOCKS (Cost $404,424,628)	539,460,136

PREFERRED STOCKS — 9.41%
	BRAZIL — 7.63%
269,630	Banco Bradesco S.A.	13,162,715
315,754,000	Companhia Energetica de Minas Gerais	11,971,648
111,406,300	Companhia Siderurgica de Tubarao S.A.	7,998,439
906,800	Petroleo Brasileiro S.A.	14,472,508

		47,605,310

	SOUTH KOREA — 1.78%
208,800	Hyundai Motor Co. Ltd.(c)	11,079,406

	TOTAL PREFERRED STOCKS (Cost $29,449,487)	58,684,716

Principal Amount
REPURCHASE AGREEMENT — 3.50%
$21,790,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $21,794,449 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $22,178,000, maturing on 03/13/06; total market value $21,790,000)	21,790,000

	TOTAL REPURCHASE AGREEMENT (Cost $21,790,000)	21,790,000

See Notes to Financial Statements.

22

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Emerging Markets Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $455,664,115)	99.45%	$619,934,852
OTHER ASSETS IN EXCESS OF LIABILITIES	0.55	3,458,994

NET ASSETS	100.00%	$623,393,846

(a)	Non-income producing security
(b)	Registered Investment Company
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $34,045,685 or 5.46% of net assets.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	19.78%	$123,310,853
Telecommunication	17.15	106,939,569
Consumer Discretionary	13.82	86,157,601
Raw/Intermediate Materials	10.31	64,243,300
Information Technology	9.00	56,089,609
Energy	7.93	49,423,672
Consumer Staples	6.97	43,454,651
Industrials	3.96	24,707,846
Utilities	3.90	24,292,948
Repurchase Agreement	3.50	21,790,000
Investment Companies	3.04	18,947,067
Health Care	0.09	577,736

Total Investments	99.45%	$619,934,852
Other Assets and Liabilities (Net)	0.55	3,458,994

Net Assets	100.00%	$623,393,846

See Notes to Financial Statements.

23

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

International Equity Fund

Shares		Value

COMMON STOCKS — 96.57%
	AUSTRALIA — 1.10%
11,775	Rio Tinto Ltd.	$531,413

	BELGIUM — 2.30%
18,400	Fortis S.A.	534,324
5,300	Umicore	579,135

		1,113,459

	CANADA — 1.46%
11,670	Suncor Energy, Inc.	707,108

	CHINA — 3.94%
395,700	Cafe de Coral Holdings Ltd. (Hong Kong)	459,477
1,051,000	Far East Consortium Int’L Ltd. (Hong Kong)	424,860
5,700	PetroChina Co. Ltd. ADR	475,209
53,000	Sun Hung Kai Properties Ltd. (Hong Kong)	550,660

		1,910,206

	FINLAND — 1.11%
26,900	Fortum Oyj	538,730

	FRANCE — 8.24%
16,600	AXA S.A.	456,623
9,200	BNP Paribas S.A.	699,954
12,800	Carrefour S.A.	590,760
7,800	Compagnie Generale de Geophysique S.A. (CGG)(a)	815,251
8,158	Sanofi-Aventis S.A.	675,537
2,779	TotalFinaElf S.A.	756,399

		3,994,524

	GERMANY — 8.57%
2,600	Adidas-Salomon AG	453,993
8,200	Altana AG	459,432
14,100	Bayerische Motoren Werke AG	662,121
24,700	Deutsche Telecom AG	450,059
5,132	Fielmann AG	370,234
10,000	MAN AG	513,155
17,200	Rhoen-Klinikum AG	653,005
39,750	SGL Carbon AG(a)	595,589

		4,157,588

	INDIA — 1.33%
13,000	State Bank of India GDR(b)	644,646

Shares		Value

COMMON STOCKS — (continued)
	INDONESIA — 1.02%
946,800	PT Telekomunikasi Indonesia Tbk	$493,479

	IRELAND — 2.56%
49,502	Anglo Irish Bank Corp.	673,814
35,100	Depfa Bank plc	564,976

		1,238,790

	ITALY — 3.58%
170,700	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	492,914
30,050	ENI S.p.A.	891,273
22,450	Permasteelisa S.p.A.	350,695

		1,734,882

	JAPAN — 21.23%
55,000	Asahi Glass Co. Ltd.	577,869
12,700	Canon, Inc.	689,335
47,300	Casio Computer Co. Ltd.	690,640
62,946	Chiyoda Corp.	1,159,464
11,500	Don Quijote Co. Ltd.	739,559
20,700	FamilyMart Co. Ltd.	623,250
10,300	FANUC Co. Ltd.	837,870
6,100	Hoya Corp.	203,507
18,300	Hoya Corp., When-Issued(a)	622,361
2,800	Keyence Corp.	707,408
10,100	Kyocera Corp.	705,056
43	Millea Holdings, Inc.	693,573
89,500	Mitsui Osk Lines Ltd.	718,319
40,000	Nikon Corp.	507,383
13,700	Takeda Pharmaceutical Co. Ltd.	820,322

		10,295,916

	MEXICO — 2.81%
25,500	America Movil S.A. de C.V., Series L ADR	671,160
13,260	Cemex S.A. de C.V. ADR	693,498

		1,364,658

	NETHERLANDS — 2.28%
17,100	ABN Amro Holding NV	409,685
53,400	Qiagen NV(a)	695,439

		1,105,124

	NORWAY — 2.87%
79,400	Telenor ASA	710,824
37,600	Yara International ASA	680,920

		1,391,744

See Notes to Financial Statements.

24

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

International Equity Fund — (continued)

Shares		Value

COMMON STOCKS — (continued)
	SOUTH KOREA — 1.39%
1,190	Samsung Electronic Co. Ltd.	$674,059

	SPAIN — 5.07%
37,000	Banco Santander Central Hispano S.A.	486,744
8,200	Fomento de Construcciones y Contratas S.A. (FCC)	489,331
26,700	Repsol YPF S.A.	862,448
37,708	Telefonica S.A.	618,639

		2,457,162

	SWEDEN — 1.10%
14,200	Modern Times Group (MTG) AB, Class B(a)	535,235

	SWITZERLAND — 4.09%
19	Lindt & Spruengli AG	315,181
11,300	Micronas Semiconductor AG(a)	484,816
4,600	Roche Holdings AG	639,253
6,400	UBS AG, Registered Shares	545,656

		1,984,906

	TAIWAN — 2.83%
157,842	Hon Hai Precision, Inc.	738,989
76,954	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	632,562

		1,371,551

	UNITED KINGDOM — 17.69%
29,800	Alliance Unichem plc	456,035
84,636	BAE Systems plc	513,495
63,100	BG Group	598,333
64,600	Cadbury Schweppes plc	652,301
50,833	Davis Service Group plc	429,653
26,323	GlaxoSmithKline plc	671,404
29,300	HSBC Holdings plc	474,292
56,500	Paragon Group plc	530,822
13,827	Reckitt Benckiser plc	421,690
20,936	Royal Bank of Scotland Group plc	594,648
163,800	Sage Group plc (The)	666,584
132,349	Serco Group plc	599,314
55,700	Shire Pharmaceuticals Group plc	679,289
8,740	SurfControl plc(a)	68,595
275,941	Vodafone Group plc	717,837

Shares		Value

COMMON STOCKS — (continued)
	UNITED KINGDOM — (continued)
159,554	William Morrison Supermarkets plc	$500,894

		8,575,186

	TOTAL COMMON STOCKS (Cost $35,955,531)	46,820,366

PREFERRED STOCKS — 1.44%
	SOUTH KOREA — 1.44%
13,200	Hyundai Motor Co. Ltd.(b)	700,422

	TOTAL PREFERRED STOCKS (Cost $242,687)	700,422

Principal Amount
REPURCHASE AGREEMENT — 1.08%
$524,000	JP Morgan Chase Securities, Inc., 2.45%, dated 09/30/05, to be repurchased 10/03/05, repurchase price $524,107 (collateralized by Federal Home Loan Mortgage Corporation Discount Note, par value $533,000, maturing on 03/13/06; total market value $524,003)	524,000

	TOTAL REPURCHASE AGREEMENT (Cost $524,000)	524,000

TOTAL INVESTMENTS (Cost $36,722,218)	99.09%	$48,044,788
OTHER ASSETS IN EXCESS OF LIABILITIES	0.91	440,721

NET ASSETS	100.00%	$48,485,509

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $1,345,069 or 2.77% of net assets.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Ltd.—Limited

plc—public limited company

When-Issued—Security that is conditionally traded on an exchange prior to the date the security is issued.

See Notes to Financial Statements.

25

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

International Equity Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	18.11%	$8,778,190
Industrials	16.50	7,999,543
Health Care	11.86	5,749,717
Information Technology	11.31	5,485,865
Energy	10.53	5,106,022
Consumer Discretionary	9.51	4,611,681
Telecommunication	7.55	3,661,997
Consumer Staples	6.40	3,104,076
Raw/Intermediate Materials	5.13	2,484,967
Utilities	1.11	538,730
Repurchase Agreement	1.08	524,000

Total Investments	99.09%	$48,044,788
Other Assets and Liabilities (Net).	0.91	440,721

Net Assets	100.00%	$48,485,509

See Notes to Financial Statements.

26

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	Money Fund	High Yield Fund	Income Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$1,673,918,601	$170,546,048	$106,898,498

Investments, at value (including Repurchase Agreements) (Note 1)	$1,673,918,601	$168,616,056	$106,957,547
Cash	—	46,869	—
Foreign currency (cost $0, $0, $0, $0, $0, $0, 0, $583,652, $206,801 respectively)	—	—	—
Dividends and interest receivable	424,408	3,792,384	831,308
Receivable for investments sold	—	4,074,361	481,325
Receivable for fund shares sold	74,137,999	430,999	96,589
Receivable for forward foreign currency contracts	—	—	—
Reclaims receivable	—	—	—
Prepaid expenses and other assets	—	—	—

Total Assets	1,748,481,008	176,960,669	108,366,769

LIABILITIES:
Payable for dividends declared	4,373,413	944,564	381,371
Payable for investments purchased	—	2,680,000	783,119
Cash overdraft	—	—	—
Options written, at value (Premiums received: Value and Restructuring Fund – $4,973,728)	—	—	—
Payable for fund shares redeemed	49,818,824	219,488	12,500
Payable for forward foreign currency contracts	—	—	—
Investment advisory fees payable (Note 2)	156,673	81,636	36,180
Administration fees payable (Note 2)	206,346	22,214	13,470
Shareholder servicing fees payable (Note 2)	225,275	29,288	—
Directors’/Trustees’ fees and expenses payable (Note 2)	639	53	119
Accrued expenses and other payables	308,540	62,153	30,296

Total Liabilities	55,089,710	4,039,396	1,257,055

NET ASSETS	$1,693,391,298	$172,921,273	$107,109,714

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$—	$(1,019,208)	$(238,275)
Accumulated net realized gain (loss) on investments, foreign currency transactions and written options	(40,595)	(64,343,110)	417,041
Unrealized appreciation (depreciation) of investments, foreign currency translations and written options	—	(1,929,992)	59,049
Par value (Note 5)	1,693,636	37,999	1,068
Paid in capital in excess of par value	1,691,738,257	240,175,584	106,870,831

Net Assets	$1,693,391,298	$172,921,273	$107,109,714

Net Assets:
Institutional Shares	$717,942,404	$16,114,765	$107,109,714
Shares	975,448,894	156,806,508	—
Retirement Shares	—	—	—
Shares outstanding (Note 5):
Institutional Shares	717,944,700	3,545,614	15,369,604
Shares	975,691,762	34,483,319	—
Retirement Shares	—	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Institutional Shares	$1.00	$4.54	$6.97

Shares	$1.00	$4.55	—

Retirement Shares	—	—	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

28

Total Return Bond Fund	Equity Core Fund	Mid Cap Value and Restructuring Fund		Value and Restructuring Fund		Emerging Markets Fund	International Equity Fund

$147,918,762	$121,623,875	$219,884,351		$3,749,741,813		$455,664,115	$36,722,218

$149,563,435	$128,093,694	$309,697,348		$5,488,914,740		$619,934,852	$48,044,788
—	12,625	54,755		1,443,248		559	—

—	—	—		—		574,027	194,710
1,365,750	106,978	276,244		7,311,185		1,192,464	78,859
2,905,399	—	—		3,067,219		—	740,980
389,142	1,492,011	135,618		16,975,201		2,966,656	400,016
—	—	—		—		—	474
—	2,572	—		—		14,360	28,588
—	16,419	—		—		8,669	989

154,223,726	129,724,299	310,163,965		5,517,711,593		624,691,587	49,489,404

578,084	—	—		—		—	—
4,643,318	1,992,538	—		5,615,928		—	931,339
—	—	—		—		—	11,745

—	—	—		17,605,890		—	—
471	7,461	371,659		4,820,976		299,375	3,320
—	—	—		—		—	2,220
52,086	46,611	166,264		2,635,285		566,779	22,787
18,697	15,222	38,729		663,220		96,632	7,807
7,827	21,852	36,293		882,880		34,866	—
294	59	176		2,467		34	144
37,314	9,539	101,132		1,194,273		300,055	24,533

5,338,091	2,093,282	714,253		33,420,919		1,297,741	1,003,895

$148,885,635	$127,631,017	$309,449,712		$5,484,290,674		$623,393,846	$48,485,509

$(26,766)	$37,939	$222,574		$14,438,862		$1,749,238	$65,209

2,467,991	(873,895)	1,905,782		(136,190,385)		(4,845,962)	(17,957,433)

1,644,673	6,469,729	89,812,997		1,726,540,287		164,281,407	11,307,693
1,444	11,115	174		114,222		57,831	547
144,798,293	121,986,129	217,508,185		3,879,387,688		462,151,332	55,069,493

$148,885,635	$127,631,017	$309,449,712		$5,484,290,674		$623,393,846	$48,485,509

$148,885,635	$51,413,791	$86,702,658		$205,302,855		$19,518,247	$48,485,509
—	76,217,226	222,746,027		5,278,782,798		603,875,599	—
—	—	1,027		205,021		—	—

20,401,835	4,474,495	4,856,358		4,442,377		1,867,116	5,644,999
—	6,640,331	12,506,310		114,221,844		57,831,033	—
—	—	58		4,429		—	—

$7.30	$11.49	$17.85		$46.21		$10.45	$8.59

—	$11.48	$17.81		$46.22		$10.44	—

—	—	$17.81	(a)	$46.30	(a)	—	—

See Notes to Financial Statements.

29

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2005 (Unaudited)

	Money Fund	High Yield Fund	Income Fund
INVESTMENT INCOME:
Dividend income	$10,636	$—	$106,654
Interest income	25,057,764	6,631,868	2,267,304
Less: Foreign taxes withheld	—	—	—

Total Income	25,068,400	6,631,868	2,373,958

EXPENSES:
Investment advisory fees (Note 2)	1,932,284	685,449	355,691
Shareholder servicing fees – Institutional Shares (Note 2)	—	—	4
Shareholder servicing fees – Shares (Note 2)	1,300,503	195,364	—
Distribution and shareholder servicing fees - Retirement Shares (Note 2)	—	—	—
Administration fees (Note 2)	1,168,022	129,426	82,661
Transfer agent fees	44,753	17,892	5,460
Legal and audit fees	122,327	20,885	17,952
Custodian fees	38,835	4,958	7,206
Directors’/Trustees’ fees and expenses (Note 2)	34,345	3,800	2,376
Miscellaneous expenses	107,969	38,466	19,058

Total Expenses	4,749,038	1,096,240	490,408
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(1,379,017)	(215,621)	(189,610)

Net Expenses	3,370,021	880,619	300,798

NET INVESTMENT INCOME	21,698,379	5,751,249	2,073,160

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	(4,958)	(3,058,524)	411,480
Foreign currency transactions	—	—	—
Written options	—	—	—

Total net realized gain (loss)	(4,958)	(3,058,524)	411,480
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	—	(1,457,510)	(68,433)

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	(4,958)	(4,516,034)	343,047

Net increase in net assets resulting from operations	$21,693,421	$1,235,215	$2,416,207

See Notes to Financial Statements.

30

Total Return Bond Fund	Equity Core Fund	Mid Cap Value and Restructuring Fund	Value and Restructuring Fund	Emerging Markets Fund	International Equity Fund

$110,614	$766,653	$1,850,426	$52,520,848	$9,477,750	$657,851
3,648,066	76,592	21,237	832,323	245,144	4,315
—	(10,969)	(34,395)	(497,155)	(868,949)	(66,874)

3,758,680	832,276	1,837,268	52,856,016	8,853,945	595,292

489,508	412,555	979,033	14,725,300	3,132,430	220,225
7,532	—	502	26,474	—	39
—	72,338	272,317	5,518,124	606,918	—
—	—	4	69	—	—
113,759	83,092	227,522	3,707,220	501,193	44,045
5,328	14,780	44,934	728,803	101,568	5,594
20,913	20,364	29,556	365,559	51,494	14,167
6,609	7,416	16,861	140,698	340,646	23,496
3,234	2,123	6,698	104,620	10,313	933
19,452	29,891	43,971	485,453	68,903	16,122

666,335	642,559	1,621,398	25,802,320	4,813,465	324,621

(252,171)	(130,164)	(10,846)	—	(430,167)	(110,783)

414,164	512,395	1,610,552	25,802,320	4,383,298	213,838

3,344,516	319,881	226,716	27,053,696	4,470,647	381,454

1,904,290	(880,335)	2,051,385	33,655,298	(1,722,010)	1,700,578
—	(1,815)	737	(76,657)	3,582	(10,295)
—	—	—	(4,029,758)	—	—

1,904,290	(882,150)	2,052,122	29,548,883	(1,718,428)	1,690,283
(1,664,485)	5,973,939	16,162,029	509,133,444	97,253,661	2,996,837

239,805	5,091,789	18,214,151	538,682,327	95,535,233	4,687,120

$3,584,321	$5,411,670	$18,440,867	$565,736,023	$100,005,880	$5,068,574

See Notes to Financial Statements.

31

Excelsior Funds

Statements of Changes in Net Assets

	Money Fund		High Yield Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income	$21,698,379	$21,599,947	$5,751,249	$12,382,052
Net realized gain (loss) on investments and foreign currency transactions	(4,958)	6,919	(3,058,524)	1,684,436
Change in unrealized appreciation (depreciation) of investments and foreign currency translations during the period	—	—	(1,457,510)	(3,437,364)

Net increase in net assets resulting from operations	21,693,421	21,606,866	1,235,215	10,629,124

Distributions to shareholders:
From net investment income
Institutional Shares	(7,619,419)	(6,978,835)	(508,717)	(1,404,626)
Shares	(14,078,960)	(14,621,112)	(5,137,726)	(10,208,446)
From net realized gain on investments
Institutional Shares	—	—	—	—
Shares	—	—	—	—

Total distributions	(21,698,379)	(21,599,947)	(5,646,443)	(11,613,072)

Increase (decrease) in net assets from fund share transactions (Note 5)	(36,944,159)	118,582,301	7,885,433	(3,685,731)

Net increase (decrease) in net assets	(36,949,117)	118,589,220	3,474,205	(4,669,679)

NET ASSETS:
Beginning of period	1,730,340,415	1,611,751,195	169,447,068	174,116,747

End of period(1)	$1,693,391,298	$1,730,340,415	$172,921,273	$169,447,068

(1) Including undistributed (distributions in excess of) net investment income	$—	$—	$(1,019,208)	$(1,124,014)

See Notes to Financial Statements.

32

Income Fund		Total Return Bond Fund		Equity Core Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$2,073,160	$4,618,953	$3,344,516	$6,744,014	$319,881	$156,080

411,480	467,060	1,904,290	606,338	(882,150)	17,682

(68,433)	(3,580,154)	(1,664,485)	(6,549,134)	5,973,939	495,790

2,416,207	1,505,859	3,584,321	801,218	5,411,670	669,552

(2,309,981)	(5,047,776)	(3,374,580)	(6,757,222)	(204,639)	—
—	—	—	—	(174,184)	(56,745)

—	(287,292)	—	(1,954,501)	—	—
—	—	—	—	—	(12,320)

(2,309,981)	(5,335,068)	(3,374,580)	(8,711,723)	(378,823)	(69,065)

2,692,506	(7,902,918)	(406,739)	(3,699,026)	25,192,537	96,805,046

2,798,732	(11,732,127)	(196,998)	(11,609,531)	30,225,384	97,405,533

104,310,982	116,043,109	149,082,633	160,692,164	97,405,633	100

$107,109,714	$104,310,982	$148,885,635	$149,082,633	$127,631,017	$97,405,633

$(238,275)	$(1,454)	$(26,766)	$3,298	$37,939	$96,881

See Notes to Financial Statements.

33

Excelsior Funds

Statements of Changes in Net Assets

	Mid Cap Value and Restructuring Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income	$226,716	$4,522,387
Net realized gain (loss) on investments and foreign currency transactions	2,052,122	12,485,605
Net realized gain (loss) on written options	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	16,162,029	10,433,850

Net increase in net assets resulting from operations	18,440,867	27,441,842

Distributions to shareholders:
From net investment income
Institutional Shares	(160,024)	(1,745,081)
Shares	(232,181)	(2,985,864)
Retirement Shares	—	—
From net realized gain on investments
Shares	—	—

Total distributions	(392,205)	(4,730,945)

Increase (decrease) in net assets from fund share transactions (Note 5)	(5,014,638)	(13,744,291)

Net increase in net assets	13,034,024	8,966,606

NET ASSETS:
Beginning of period	296,415,688	287,449,082

End of period(1)	$309,449,712	$296,415,688

(1) Including undistributed (distributions in excess of) net investment income	$222,574	$388,063

See Notes to Financial Statements.

34

Value and Restructuring Fund		Emerging Markets Fund		International Equity Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$27,053,696	$33,469,906	$4,470,647	$3,691,895	$381,454	$430,538
33,578,641	25,789,954	(1,718,428)	8,130,513	1,690,283	4,311,853
(4,029,758)	2,015,708	—	—	—	—
509,133,444	348,650,183	97,253,661	23,888,849	2,996,837	940,094

565,736,023	409,925,751	100,005,880	35,711,257	5,068,574	5,682,485

(929,827)	(542,162)	(121,069)	—	(738,048)	(65,782)
(20,375,648)	(31,399,379)	(3,196,760)	(3,087,200)	—	—
(51)	—	—	—	—	—

—	—	—	(5,580,183)	—	—

(21,305,526)	(31,941,541)	(3,317,829)	(8,667,383)	(738,048)	(65,782)

309,768,251	969,013,914	93,537,529	196,963,205	715,577	2,224,548

854,198,748	1,346,998,124	190,225,580	224,007,079	5,046,103	7,841,251

4,630,091,926	3,283,093,802	433,168,266	209,161,187	43,439,406	35,598,155

$5,484,290,674	$4,630,091,926	$623,393,846	$433,168,266	$48,485,509	$43,439,406

$14,438,862	$8,690,692	$1,749,238	$596,420	$65,209	$421,803

See Notes to Financial Statements.

35

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations		Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
MONEY FUND
Institutional Shares — (12/16/99*)
Six Months Ended September 30, 2005 (Unaudited)	$1.00	$0.02	(2)	$(0.01	)(2)	$0.01		$(0.01)	—
Year Ended March 31,
2005	1.00	0.02	(2)	(0.01	)(2)	0.01		(0.01)	—
2004	1.00	0.01		—		0.01		(0.01)	—
2003	1.00	0.01		—	(3)	0.01		(0.01)	—
2002	1.00	0.03		—	(3)	0.03		(0.03)	—
2001	1.00	0.06		—		0.06		(0.06)	—
HIGH YIELD FUND
Institutional Shares — (10/31/00*)
Six Months Ended September 30, 2005 (Unaudited)	$4.66	$0.16	(2)	$(0.12	)(2)	$0.04		$(0.16)	—
Year Ended March 31,
2005	4.71	0.32	(2)	(0.06	)(2)	0.26		(0.31)	—
2004	3.99	0.35	(2)	0.72	(2)	1.07	(6)	(0.35)	—
2003	6.20	0.93	(2)	(1.58	)(2)	(0.65	)(7)	(1.56)	—
2002	7.26	1.09		(1.01)		0.08		(1.10)	$(0.04)
Period Ended March 31, 2001	7.00	0.28		0.26		0.54		(0.28)	—
INCOME FUND
Institutional Shares — (01/16/95*)
Six Months Ended September 30, 2005 (Unaudited)	$6.96	$0.13	(2)	$0.03	(2)	$0.16		$(0.15)	—
Year Ended March 31,
2005	7.21	0.29	(2)	(0.20	)(2)	0.09		(0.32)	$(0.02)
2004	7.21	0.34		0.07		0.41		(0.34)	(0.07)
2003	6.93	0.39		0.31		0.70		(0.39)	(0.03)
2002	7.01	0.40		(0.04)		0.36		(0.40)	(0.04)
2001	6.66	0.43		0.35		0.78		(0.43)	—
TOTAL RETURN BOND FUND
Institutional Shares — (01/19/95*)
Six Months Ended September 30, 2005 (Unaudited)	$7.29	$0.16	(2)	$0.02	(2)	$0.18		$(0.17)	—
Year Ended March 31,
2005	7.66	0.33	(2)	(0.27	)(2)	0.06		(0.33)	$(0.10)
2004	7.78	0.34		0.08		0.42		(0.34)	(0.20)
2003	7.37	0.40		0.48		0.88		(0.40)	(0.07)
2002	7.46	0.43		(0.09)		0.34		(0.43)	—
2001	7.01	0.44		0.45		0.89		(0.44)	—
* Commencement of Operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Amount represents less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a tax return of capital of $(0.08).
(7)	Includes a tax return of capital of $(0.51).

See Notes to Financial Statements.

36

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.01)	$1.00	1.50	%(4)	$717,942	0.27	%(5)	0.44	%(5)	3.02	%(5)	—

(0.01)	1.00	1.55%		625,287	0.21%		0.46%		1.52%		—
(0.01)	1.00	0.87%		470,189	0.25%		0.53%		0.86%		—
(0.01)	1.00	1.41%		548,126	0.24%		0.49%		1.41%		—
(0.03)	1.00	2.98%		309,829	0.25%		0.54%		2.83%		—
(0.06)	1.00	6.19%		282,659	0.25%		0.49%		6.09%		—

$(0.16)	$4.54	0.60	%(4)	$16,115	0.80	%(5)	1.05	%(5)	6.93	%(5)	29%

(0.31)	4.66	5.80%		13,308	0.80%		1.07%		6.71%		70%
(0.35)	4.71	27.76%		22,641	0.80%		1.11%		7.91%		170%
(1.56)	3.99	(10.30)%		37,250	0.83%		1.10%		19.14%		153%
(1.14)	6.20	1.53%		48,241	0.78%		1.10%		17.81%		311%
(0.28)	7.26	7.88	%(4)	17,862	0.80	%(5)	1.22	%(5)	9.63	%(5)	169%

$(0.15)	$6.97	2.28	%(4)	$107,110	0.55	%(5)	0.90	%(5)	3.79	%(5)	20%

(0.34)	6.96	1.24%		104,311	0.50%		0.92%		4.13%		40%
(0.41)	7.21	5.81%		116,043	0.50%		0.89%		4.47%		57%
(0.42)	7.21	10.36%		105,215	0.50%		0.81%		5.38%		59%
(0.44)	6.93	5.18%		111,309	0.50%		0.87%		5.54%		88%
(0.43)	7.01	12.18%		107,193	0.50%		0.87%		6.49%		119%

$(0.17)	$7.30	2.40	%(4)	$148,886	0.55	%(5)	0.88	%(5)	4.44	%(5)	33%

(0.43)	7.29	0.75%		149,083	0.50%		0.91%		4.42%		48%
(0.54)	7.66	5.61%		160,692	0.50%		0.89%		4.32%		43%
(0.47)	7.78	12.27%		271,535	0.50%		0.82%		5.15%		106%
(0.43)	7.37	4.65%		285,551	0.50%		0.87%		5.70%		113%
(0.44)	7.46	13.19%		304,882	0.50%		0.87%		6.27%		110%

See Notes to Financial Statements.

37

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
EQUITY CORE FUND
Institutional Shares — (01/31/05*)
Six Months Ended September 30, 2005 (Unaudited)	$10.98	$0.04	(2)	$0.51	(2)	$0.55	$(0.04)	—
Period Ended March 31, 2005	10.84	0.02	(2)	0.12	(2)	0.14	—	—
MID CAP VALUE AND RESTRUCTURING FUND
Institutional Shares — (06/01/96*)
Six Months Ended September 30, 2005 (Unaudited)	$16.81	$0.03	(2)	$1.04	(2)	$1.07	$(0.03)	—
Year Ended March 31,
2005	15.78	0.25	(2)	1.04	(2)	1.29	(0.26)	—
2004	10.25	0.07	(2)	5.51	(2)	5.58	(0.05)	—
2003	13.28	0.05	(2)	(3.04	)(2)	(2.99)	(0.04)	—
2002	11.97	0.04	(2)	1.67	(2)	1.71	(0.04)	$(0.36)
2001	21.32	0.40		(1.27)		(0.87)	(0.40)	(8.08)
VALUE AND RESTRUCTURING FUND
Institutional Shares — (09/30/02*)
Six Months Ended September 30, 2005 (Unaudited)	$41.40	$0.28	(2)	$4.76	(2)	$5.04	$(0.23)	—
Year Ended March 31,
2005	37.56	0.42	(2)	3.84	(2)	4.26	(0.42)	—
2004	23.65	0.32	(2)	13.89	(2)	14.21	(0.30)	—
Period Ended March 31, 2003	22.92	0.22		0.59		0.81	(0.08)	—
EMERGING MARKETS FUND
Institutional Shares — (04/01/05*)
Six Months Ended September 30, 2005 (Unaudited)	$8.81	$0.09	(2)	$1.62	(2)	$1.71	$(0.07)	—
INTERNATIONAL EQUITY FUND
Institutional Shares — (01/24/95*)
Six Months Ended September 30, 2005 (Unaudited)	$7.80	$0.07	(2)	$0.85	(2)	$0.92	$(0.13)	—
Year Ended March 31,
2005	6.69	0.08	(2)	1.04	(2)	1.12	(0.01)	—
2004	4.09	0.08		2.59		2.67	(0.07)	—
2003	5.85	0.07		(1.77)		(1.70)	(0.06)	—
2002	6.93	0.04		(0.86)		(0.82)	(0.06)	$(0.20)
2001	13.78	0.02		(4.39)		(4.37)	(0.02)	(2.46)

* Commencement of Operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount represents less than $1,000.
(6)	The information presented reflects the impact of the low level of assets at the beginning of the period and throughout the period ended March 31, 2003. Percentage amounts to less than 0.005%.

See Notes to Financial Statements.

38

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)		Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.04)	$11.49	5.06	%(3)	$51,414		0.80	%(4)	1.03	%(4)	0.73	%(4)	7%
—	10.98	2.14	%(3)	53,826		0.80	%(4)	1.21	%(4)	0.87	%(4)	13%

$(0.03)	$17.85	6.39	%(3)	$86,703		0.89	%(4)	0.90	%(4)	0.33	%(4)	12%

(0.26)	16.81	8.18%		81,570		0.89%		0.99%		1.59%		28%
(0.05)	15.78	54.60%		100,729		0.74%		0.98%		0.49%		13%
(0.04)	10.25	(22.58)%		45,017		0.76%		0.91%		0.44%		28%
(0.40)	13.28	14.53%		53,900		0.80%		0.95%		0.33%		24%
(8.48)	11.97	(1.99)%		40,993		0.80%		0.96%		2.27%		95%

$(0.23)	$46.21	12.23	%(3)	$205,303		0.86	%(4)	0.86	%(4)	1.30	%(4)	5%

(0.42)	41.40	11.44%		161,016		0.83%		0.84%		1.05%		8%
(0.30)	37.56	60.46%		38,243		0.74%		0.89%		1.00%		4%
(0.08)	23.65	3.54	%(3)	—	(5)	0.00	%(4)(6)	0.00	%(4)(6)	1.90	%(4)	16%

$(0.07)	$10.45	20.60	%(3)	$19,518		1.51	%(4)	1.70	%(4)	1.95	%(4)	1%

$(0.13)	$8.59	11.88	%(3)	$48,486		0.97	%(4)	1.47	%(4)	1.73	%(4)	18%

(0.01)	7.80	16.98%		43,439		0.90%		1.48%		1.18%		59%
(0.07)	6.69	65.55%		35,598		0.90%		1.44%		1.32%		59%
(0.06)	4.09	(29.26)%		29,024		0.87%		1.29%		1.07%		71%
(0.26)	5.85	(12.16)%		52,405		0.90%		1.38%		0.75%		52%
(2.48)	6.93	(36.32)%		74,240		0.90%		1.41%		0.20%		52%

See Notes to Financial Statements.

39

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended as open-ended diversified management investment companies, with the exception of Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund and the Trust currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Value and Restructuring Fund and Emerging Markets Fund, portfolios of Excelsior Fund and for High Yield Fund, Income Fund, Total Return Bond Fund, Equity Core Fund, Mid Cap Value and Restructuring Fund (formerly Mid Cap Value Fund) and International Equity Fund, portfolios of the Trust (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Money Fund, High Yield Fund, Equity Core Fund and Emerging Markets Fund offer two classes of shares: Institutional Shares and Shares. The Mid Cap Value and Restructuring Fund and Value and Restructuring Fund offer three classes of shares: Institutional Shares, Shares and Retirement Shares. The Financial Highlights of the Shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on recognized domestic and foreign stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

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Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase (or at its market value 61 days before maturity) and thereafter assumes a constant amortization to maturity of any bond premium or discount. Investments in fixed income securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event has occurred subsequent to the close of such foreign exchange and prior to the time at which the Fund’s net asset value is determined, then such securities are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust. Investments in equity securities that are primarily traded on foreign securities exchanges are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust.

Investment valuation, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

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The International Equity Fund had the following forward foreign currency contracts outstanding as of September 30, 2005:

Settlement Dates	Currency to Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Foreign Currency Purchases:
10/04/05	GBP	271,141	$477,995	$192
10/03/05	JPY	11,826,862	104,524	(322)
10/04/05	JPY	29,250,815	259,408	(1,691)
10/03/05	USD	91,541	91,541	282
10/04/05	USD	36,174	36,174	(15)
10/04/05	USD	391,559	391,559	(157)
10/05/05	USD	39,322	39,322	(35)

Currency Legend:
GBP—British Pound
JPY—Japanese Yen
USD—United States Dollar

(c) Covered call options written:

Certain Funds (excludes Money Fund) may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the

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option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

During the six months ended September 30, 2005, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(20,000)	$(2,633,972)
Option written	(17,700)	(5,897,302)
Options expired	—	—
Options exercised	7,464	826,509
Options terminated in closing purchase transactions	19,575	2,731,037

Outstanding, end of period	(10,661)	$(4,973,728)

(d) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(e) Concentration of risks:

The Emerging Markets Fund and International Equity Fund invest primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

(f) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased

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subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(g) TBA purchase commitments:

The High Yield Fund, Income Fund, Total Return Bond Fund and Value and Restructuring Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(h) Mortgage dollar rolls:

The High Yield Fund, Income Fund and Total Return Bond Fund may enter into mortgage dollar rolls (principally in securities referred to as TBA, (see note 1(g)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to repurchase may decline below the agreed upon repurchase price of those securities.

(i) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for the Money Fund, High Yield Fund, Income Fund and Total Return Bond Fund, dividends will be declared daily and paid monthly; for the Equity Core Fund, Mid Cap Value and Restructuring Fund and Value and Restructuring Fund, dividends will be declared and paid quarterly; and for the Emerging Markets Fund and International Equity Fund, dividends will be declared and paid semiannually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(j) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

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2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together the “Adviser” and “U.S. Trust”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to each Fund. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly based on the average daily net assets of each Fund, as follows:

Money Fund	0.25%
High Yield Fund	0.80%
Income Fund	0.65%
Total Return Bond Fund	0.65%
Equity Core Fund	0.75%
Mid Cap Value and Restructuring Fund	0.65%
Value and Restructuring Fund	0.60%
Emerging Markets Fund	1.25%
International Equity Fund	1.00%

U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Fund for the period paid. For the six months ended September 30, 2005, administration fees charged to the Funds were as follows:

Administration Fees
Money Fund	$1,168,022
High Yield Fund	129,426
Income Fund	82,661
Total Return Bond Fund	113,759
Equity Core Fund	83,092
Mid Cap Value and Restructuring Fund	227,522
Value and Restructuring Fund	3,707,220
Emerging Markets Fund	501,193
International Equity Fund	44,045

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From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the four months ended July 31, 2005 and the two months ended September 30, 2005, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

	Four Months Ended July 31, 2005	Two Months Ended September 30, 2005
Money Fund-Institutional Shares	0.25%	0.30%
High Yield Fund-Institutional Shares	0.80%	0.80%
Income Fund-Institutional Shares	0.50%	0.65%
Total Return Bond Fund-Institutional Shares	0.50%	0.65%
Equity Core Fund-Institutional Shares	0.80%	0.80%
Mid Cap Value and Restructuring Fund-Institutional Shares	0.89%	0.89%
Value and Restructuring Fund-Institutional Shares	0.89%	0.89%
Emerging Markets Fund-Institutional Shares	1.45%	1.60%
International Equity Fund-Institutional Shares	0.90%	1.10%
Money Fund-Shares	0.50%	0.55%
High Yield Fund-Shares	1.05%	1.05%
Equity Core Fund- Shares	1.05%	1.05%
Mid Cap Value and Restructuring Fund-Shares	1.14%	1.14%
Value and Restructuring Fund-Shares	1.14%	1.14%
Emerging Markets Fund-Shares	1.70%	1.85%
Mid Cap Value and Restructuring Fund-Retirement Shares	1.64%	1.64%
Value and Restructuring Fund-Retirement Shares	1.64%	1.64%

For the six months ended September 30, 2005, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

Money Fund	$(1,379,017)
High Yield Fund	(215,621)
Income Fund	(189,610)
Total Return Bond Fund	(252,171)
Equity Core Fund	(130,164)
Mid Cap Value and Restructuring Fund	(10,846)
Value and Restructuring Fund	—
Emerging Markets Fund	(430,167)
International Equity Fund	(110,783)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.) and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily

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and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers (excluding the Institutional Shares of the Money Fund which pays a fee of up to 0.15% of the average daily net assets of it shares). The Adviser, out of its own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2005, shareholder servicing fees paid to CS & Co. and U.S. Trust were as follows:

Money Fund	$1,284,391
High Yield Fund	183,625
Income Fund	66
Total Return Bond Fund	9,014
Equity Core Fund	72,446
Mid Cap Value and Restructuring Fund	344,349
Value and Restructuring Fund	4,012,131
Emerging Markets Fund	493,432
International Equity Fund	123

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of High Yield Fund and Mid Cap Value and Restructuring Fund) or Retirement Shares (in the case of Mid Cap Value and Restructuring Fund and Value and Restructuring Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. For the six months ended September 30, 2005, fees charged for Retirement Shares of the Mid Cap Value and Restructuring Fund and Value and Restructuring Fund were $2 and $47, respectively.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

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3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2005, purchases, sales and maturities of securities, excluding short-term investments and written options transactions, for the Funds aggregated:

	Purchases	Sales and Maturities
High Yield Fund	$50,906,131	$46,696,905
Income Fund
U.S. Government	20,892,246	15,458,852
Other	5,270,605	4,653,630
Total Return Bond Fund
U.S. Government	34,801,784	38,174,616
Other	21,910,845	7,897,622
Equity Core Fund	26,318,611	6,833,612
Mid Cap Value and Restructuring Fund	36,971,024	41,113,921
Value and Restructuring Fund	399,617,225	263,225,372
Emerging Markets Fund	102,018,398	7,072,296
International Equity Fund	7,992,712	8,144,320

4.    Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2005, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates:

	Expires
	2010	2011	2012	2013	Total
Money Fund	$—	$11,662	$23,975	$—	$35,637
High Yield Fund	2,181,571	17,456,849	40,103,941	1,461,417	61,203,778
Mid Cap Value and Restructuring Fund	—	121,536	—	—	121,536
Value and Restructuring Fund	7,063,026	130,876,419	27,363,534	—	165,302,979
Emerging Markets Fund	—	—	1,892,527	—	1,892,527
International Equity Fund	1,684,979	16,143,552	1,672,132	—	19,500,663

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At September 30, 2005, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Money Fund	$1,673,918,601	$—	$—	$—
High Yield Fund	170,478,296	4,216,755	(6,146,747)	(1,929,992)
Income Fund	106,898,498	1,322,670	(1,263,621)	59,049
Total Return Bond Fund	147,962,796	2,924,246	(1,323,608)	1,600,638
Equity Core Fund	121,623,875	11,898,487	(5,428,669)	6,469,818
Mid Cap Value and Restructuring Fund	219,942,394	104,252,975	(14,498,022)	89,754,953
Value and Restructuring Fund	3,745,356,217	1,931,534,748	(205,582,115)	1,725,952,633
Emerging Markets Fund	455,689,269	173,567,496	(9,321,913)	164,245,583
International Equity Fund	36,876,440	11,924,621	(756,273)	11,168,348

5.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 4 billion shares of the Money Fund; 1.5 billion shares of the Value and Restructuring Fund; and 500 million shares of the Emerging Markets Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

A redemption fee of 2% of the value of the shares redeemed or exchanged is imposed on shares of the Emerging Markets Fund and International Equity Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

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Capital Share Transactions

	Money Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	2,113,403,016	$2,113,403,016	4,191,107,467	$4,191,107,467
Shares	1,648,260,459	1,648,260,459	3,782,584,603	3,782,584,603
Issued as reinvestment of dividends
Institutional Shares	2,556,213	2,556,213	2,099,572	2,099,573
Shares	1,013,043	1,013,043	1,188,525	1,188,499
Redeemed
Institutional Shares	(2,023,302,785)	(2,023,302,785)	(4,038,109,800)	(4,038,109,805)
Shares	(1,778,874,105)	(1,778,874,105)	(3,820,288,035)	(3,820,288,036)

Net Increase (Decrease)	(36,944,159)	$(36,944,159)	118,582,332	$118,582,301

	High Yield Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	714,500	$3,264,036	1,316,771	$6,247,385
Shares	9,182,746	42,157,019	21,515,855	101,230,357
Issued as reinvestment of dividends
Institutional Shares	45,232	207,140	8,493	40,222
Shares	185,631	850,145	414,836	1,961,707
Redeemed
Institutional Shares	(67,194)	(307,235)	(3,282,976)	(15,687,133)
Shares	(8,340,382)	(38,285,672)	(20,658,816)	(97,478,269)

Net Increase (Decrease)	1,720,533	$7,885,433	(685,837)	$(3,685,731)

	Income Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	1,201,668	$8,416,269	2,254,174	$15,861,795
Issued as reinvestment of dividends
Institutional Shares	81,409	573,195	182,097	1,278,324
Redeemed
Institutional Shares	(893,875)	(6,296,958)	(3,555,711)	(25,043,037)

Net Increase (Decrease)	389,202	$2,692,506	(1,119,440)	$(7,902,918)

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	Total Return Bond Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	814,893	$6,012,172	2,849,885	$21,160,938
Issued as reinvestment of dividends
Institutional Shares	27,829	205,350	40,672	301,257
Redeemed
Institutional Shares	(896,838)	(6,624,261)	(3,400,416)	(25,161,221)

Net Increase (Decrease)	(54,116)	$(406,739)	(509,859)	$(3,699,026)

	Equity Core Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	258,294	$2,861,698	4,994,257	$56,502,175
Shares	2,866,578	32,070,801	4,146,420	43,209,200
Issued as reinvestment of dividends
Institutional Shares	2,849	31,892	—	—
Shares	3,925	43,927	2,246	23,331
Redeemed
Institutional Shares	(686,977)	(7,578,991)	(93,928)	(1,044,842)
Shares	(199,746)	(2,236,790)	(179,102)	(1,884,818)

Net Increase (Decrease)	2,244,923	$25,192,537	8,869,893	$96,805,046

	Mid Cap Value and Restructuring Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	547,999	$9,475,224	1,440,444	$23,328,088
Shares	1,072,081	18,296,726	4,506,275	71,247,527
Retirement Shares	—	—	68	1,150
Issued as reinvestment of dividends
Institutional Shares	5,940	102,474	40,959	681,342
Shares	4,928	85,262	65,005	1,086,350
Redeemed
Institutional Shares	(550,570)	(9,497,503)	(1,119,376)	(18,369,260)
Shares	(1,378,838)	(23,476,659)	(3,620,972)	(58,289,434)
Retirement Shares	(10)	(162)	—	—
Redemption in-kind	—	—	(1,892,982)	(33,430,054)

Net Increase (Decrease)	(298,470)	$(5,014,638)	(580,579)	$(13,744,291)

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	Value and Restructuring Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	797,293	$34,669,750	3,740,751	$154,963,204
Shares	16,035,747	698,165,576	39,449,835	1,550,480,361
Retirement Shares	4,404	198,791	103	4,238
Issued as reinvestment of dividends
Institutional Shares	18,479	783,225	3,356	131,791
Shares	387,970	16,449,615	647,698	24,887,348
Retirement Shares	1	51	—	—
Redeemed
Institutional Shares	(262,239)	(11,310,322)	(873,380)	(36,474,886)
Shares	(10,139,451)	(429,188,265)	(18,527,714)	(724,974,993)
Retirement Shares	(4)	(170)	(75)	(3,149)

Net Increase (Decrease)	6,842,200	$309,768,251	24,440,574	$969,013,914

	Emerging Markets Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	1,867,059	$16,123,193	57	$500
Shares	14,587,310	134,756,682	37,020,633	308,671,668
Issued as reinvestment of dividends
Institutional Shares	—	4	—	—
Shares	236,781	2,102,612	627,999	5,340,759
Redeemed
Shares	(6,623,832)	(59,464,688)	(15,283,468)	(117,126,423)
Redemption fee	—	19,726	—	76,701

Net Increase (Decrease)	10,067,318	$93,537,529	22,365,221	$196,963,205

	International Equity Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Institutional Shares	537,465	$4,286,248	1,059,280	$7,974,143
Issued as reinvestment of dividends
Institutional Shares	15,369	118,649	40	259
Redeemed
Institutional Shares	(473,594)	(3,689,320)	(815,524)	(5,749,854)

Net Increase (Decrease)	79,240	$715,577	243,796	$2,224,548

52

6.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia, in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been providing full cooperation with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

The Adviser, certain of its affiliates, the Companies and others have also been named in five class action lawsuits which allege that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by the Adviser. Each seeks unspecified monetary damages and related equitable relief. The Adviser, certain of its affiliates, the Companies and others have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20 of the Securities Exchange Act and under Section 36(b) of the Investment Company Act, however, have not been dismissed. Currently, these rulings are subject to reconsideration motions by the parties. It is anticipated that discovery will commence soon with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

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8.    Annual Consideration for the Continuation of the Investment Adviser Agreement:

At a meeting of the Boards of Directors/Trustees of the Companies held on July 28, 2005 (the “Meeting”), the Boards of Directors/Trustees, including a majority of the directors/trustees who are not “interested persons” (as defined in the 1940 Act) (the “Boards”) approved the continuance of the investment advisory agreements (the “Advisory Agreements”) for each Fund with United States Trust Company of New York and U.S. Trust Company, N.A.

Both in connection with the Meeting specifically dedicated to renewal of the Advisory Agreements and at other meetings during the course of the year, the Directors received written materials and presentations relating to their considerations of the Advisory Agreements. In evaluating the Advisory Agreements, the Directors relied upon their knowledge resulting from their meetings throughout the year, of the Adviser, its services and personnel and the Funds. At the Meeting, the Directors also considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Directors were assisted by their independent legal counsel regarding their responsibilities under applicable law. In determining whether to approve the Advisory Agreements, the Directors considered the following information:

1)    The nature, extent and quality of services provided by the Adviser.

The Directors considered the nature, extent and quality of services provided by the Adviser, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser also provided, at its expense, certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. In addition, the Directors considered that the Adviser, at its own expense, has routinely engaged its internal audit group to examine and report to the Boards on a regular basis various activities and operations of the Funds, the Adviser and the Administrators. The Directors considered that the Adviser, pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Directors considered the Adviser’s effectiveness in ensuring the Funds’ compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Directors also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

The Directors also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds and other personnel responsible for providing advisory services to the Funds. In particular, the Directors focused on the Adviser’s long-standing relationship with the Companies, the Adviser’s overall supervisory structure, the diversity of Fund offerings and portfolio manager compensation structure. The Boards believed that the Adviser had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Directors reviewed and considered, based on their experience and interaction with the Adviser, (i) the Adviser’s ability to retain quality portfolio managers and other personnel; (ii) the Adviser’s diligence and attention to detail in carrying out its responsibilities under the Advisory Agreements; (iii) the Adviser’s responsiveness to requests of the

54

Directors; (iv) the adequacy of the scope and depth of the Adviser’s resources; (v) the Adviser’s efforts to keep the Directors apprised of developments relating to the Funds and the industry in general; (vi) the Adviser’s commitment to spend additional resources to improve the performance and operations of the Funds to benefit shareholders.

2)    The performance of the Funds and the Adviser.

The Boards reviewed the investment performance of each of the Funds and the Adviser as well as the nature of each Fund’s investments and its investment strategies and the characteristics of the Funds’ shareholder base. In this regard, the Directors compared each Fund’s investment performance over the short, medium and longer term against the investment performance of other SEC registered funds that have similar investment objectives and sales load structures. The Directors also compared each Fund’s investment performance over similar periods both on an absolute basis and against its broad-based securities market benchmark, as reflected in each Fund’s current prospectus and annual report and considered rankings and ratings of the Funds issued by Lipper. The Directors considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the return and yield performance that was available in the marketplace given each Fund’s investment objectives, policies, strategies, limitations and restrictions. The Directors also considered the actions taken by the Adviser to address performance concerns raised with and by the Directors over the past year.

3)    The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Boards’ consideration of the level of the advisory fees, the Directors reviewed a comparison, developed by Lipper of the level of each Fund’s advisory fee and total expense ratio against a Lipper expense peer group. The Directors viewed the Lipper expense peer group information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Directors considered both the contractual Advisory Agreement rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that with respect to certain of the Funds, the Adviser had contractually committed to waive a portion of its fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors also considered that the Adviser had a consistent methodology in place for determining the fees and expenses of all of the funds within the Excelsior family of Funds.

The Directors reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Adviser to provide similar advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective.

The Directors also considered an analysis prepared by the Adviser of the estimated profitability of each Fund to the Adviser for its most recent two fiscal years, and reviewed with the Adviser its cost

55

allocation methodology in connection with its profitability. The Directors compared the Adviser’s overall profitability with that of other investment advisers with the assistance of comparisons provided by Lipper. The Board concluded that the Adviser’s profitability was not unreasonable based on all of the information presented to it, including but not limited to, comparative information developed by Lipper regarding the profitability of other investment advisers, the Adviser’s and Funds’ performance, the nature, extent and quality of services provided by the Adviser, the cost of advisory services to the Adviser and other factors.

4)    The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Boards considered information provided by the Adviser as to whether the Adviser had passed on and was likely to pass on to shareholders benefits from its economies of scale. In this regard, the Directors considered various analyses prepared by the Adviser of the estimated profitability of each Fund to the Adviser at higher asset levels and assuming various fee and expense structures. The Directors also considered information from Lipper regarding advisory fee breakpoints charged by other funds. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Adviser to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

5)    Other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the compensation payable by the Funds to affiliates of the Adviser for other services including administration and shareholder servicing. The Directors also considered the payments made by the Adviser to financial intermediaries in connection with distribution-related activities and shareholder servicing.

At a meeting held on May 20, 2005, the Directors received and considered information on the Adviser’s soft dollar usage in connection with the Funds and the research services obtained with the Funds’ brokerage. At that meeting, the Directors also received and reviewed a report prepared by a third party that had tested and analyzed the execution of the Funds’ brokerage transactions.

6)    Conclusions.

Based on a consideration of all these factors in their totality and after deliberation with their independent counsel, the Directors determined that the advisory fee for each of the Funds, were fair and reasonable in light of these factors and in the best interests of the Fund’s shareholders, and that the Advisory Agreements should be approved and continued. The Boards based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

9.    Subsequent Event:

On November 18, 2005, the Boards of Directors/Trustees of the Funds approved a proposal by the Adviser, to reconfigure the structure through which U.S. Trust provides advisory services to the Funds. Effective December 16, 2005, the Funds will no longer be advised jointly by the Adviser (through their

56

separately identifiable divisions), but will now be advised by either a new subsidiary of U.S. Trust Company, N.A., tentatively named U.S. Trust Advisers, Inc., (“USTA”) or U.S. Trust New York Asset Management Division (“NYAMD”), the separately identifiable division of United States Trust Company of New York.

USTA, a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A., is registered as an investment adviser with the Securities and Exchange Commission.

Effective December 16, 2005, Money Fund, Value and Restructuring Fund, and Emerging Markets Fund will be advised by USTA and Mid Cap Value and Restructuring Fund, International Equity Fund, Total Return Bond Fund, Income Fund, High Yield Fund, and Equity Core Fund will be advised by NYAMD.

The Board of Directors/Trustees also approved the restructuring of the Fund’s Administration Agreement with U.S. Trust Company, N.A. to provide that, effective December 16, 2005, USTA will serve as the administrator to each Fund.

57

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

58

DISCLOSURE OF FUND EXPENSES (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/2005	Ending Account Value 09/30/2005	Annualized Expense Ratios*	Expenses Paid During Period**
Actual Fund Return
Money Fund-Institutional Shares	$1,000.00	$1,015.00	0.27%	$1.36
High Yield Fund-Institutional Shares	1,000.00	1,007.00	0.80	4.01
Income Fund-Institutional Shares	1,000.00	1,022.80	0.55	2.79
Total Return Bond Fund-Institutional Shares	1,000.00	1,024.00	0.55	2.79
Equity Core Fund-Institutional Shares	1,000.00	1,050.60	0.80	4.11
Mid Cap Value and Restructuring Fund-Institutional Shares	1,000.00	1,063.90	0.89	4.60
Value and Restructuring Fund-Institutional Shares	1,000.00	1,122.30	0.86	4.58
Emerging Markets Fund-Institutional Shares	1,000.00	1,206.00	1.51	8.35
International Equity Fund-Institutional Shares	1,000.00	1,118.80	0.97	5.15

Hypothetical 5% Return
Money Fund-Institutional Shares	1,000.00	1,023.71	0.27	1.37
High Yield Fund-Institutional Shares	1,000.00	1,021.06	0.80	4.05
Income Fund-Institutional Shares	1,000.00	1,022.31	0.55	2.79
Total Return Bond Fund-Institutional Shares	1,000.00	1,022.31	0.55	2.79
Equity Core Fund-Institutional Shares	1,000.00	1,021.06	0.80	4.05
Mid Cap Value and Restructuring Fund-Institutional Shares	1,000.00	1,020.61	0.89	4.51
Value and Restructuring Fund-Institutional Shares	1,000.00	1,020.76	0.86	4.36
Emerging Markets Fund-Institutional Shares	1,000.00	1,017.50	1.51	7.64
International Equity Fund-Institutional Shares	1,000.00	1,020.21	0.97	4.91

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

59

SA-INST-0905/45291

FIXED INCOME FUNDS

SEMI-ANNUAL REPORT

September 30, 2005

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 2.67%
$800,000	Orange County, California, Sanitation Districts, Certificate of Participation, Series A, (SPA: Dexia Public Finance)(a)	2.77%	08/01/29	$800,000
1,000,000	Southern California Public Power Authority Revenue Bonds, Southern Transmission Project, Series A, (FSA) (SPA: Dexia Credit Local)(a)	2.72	07/01/21	1,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,800,000)			1,800,000

TAX-EXEMPT SECURITIES — 87.64%
545,000	Alameda-Contra Costa, California, Certificates of Participation, Transportation District, (AMBAC)	4.00	08/01/12	558,353
1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC)	5.00	10/01/13	1,642,484
595,000	Berkeley, California, Unified School District, General Obligation Bonds, (FGIC)(b)	4.38	08/01/06	602,640
35,000	California Educational Facilities Authority, Santa Clara University Revenue Bonds, (MBIA)	4.90	09/01/06	35,658
750,000	California Educational Facilities Authority, Stanford University Revenue Bonds, Series R	5.00	11/01/11	820,485
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.50	02/01/13	1,059,420
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series T	5.00	12/01/11	1,064,800

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$500,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series U	4.00%	12/01/06	$507,045
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y	5.00	12/01/10	1,086,870
1,000,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC)	5.25	07/01/14	1,113,199
750,000	California State General Obligation Bonds	6.25	04/01/08	804,863
750,000	California State General Obligation Bonds, (MBIA)	7.50	10/01/07	817,268
750,000	California State Infrastructure & Economic Development Bank Revenue Bonds, Bay Area Toll Bridges, Series A, (FSA)	5.00	07/01/11	816,945
250,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series D, (MBIA)	4.85	09/01/08	263,413
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC)(b)	5.00	11/01/12	1,094,540
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.00	07/01/13	1,095,900
315,000	Central Coast Water Authority, California, Revenue Bonds, State Water Project, Series A, (AMBAC)	6.00	10/01/05	315,028
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA)	6.15	08/01/09	1,109,849

See Notes to Financial Statements.

1

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,100,000	Cerritos, California, Public Financing Authority Tax Allocation Bonds, Redevelopment Project, Series A, (AMBAC)	3.00%	11/01/10	$1,090,771
350,000	Contra Costa County, California, Certificates of Participation, Capital Projects, (AMBAC)	4.63	02/01/07	358,222
550,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/07	574,074
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/08	1,070,050
750,000	East Bay, California, Regional Park District Authority General Obligation Bonds	5.00	09/01/07	777,840
250,000	Escondido, California, Unified School District General Obligation Bonds, Series A, (FGIC)	5.00	09/01/08	264,343
1,150,000	Fairfield-Suisun, California, Unified School District General Obligation Bonds, (MBIA)	4.25	08/01/10	1,207,189
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC)	5.00	08/01/14	1,055,642
155,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	4.80	09/01/06	157,778
750,000	Glendale, California, Unified School District General Obligation Bonds, Series D, (MBIA)	4.50	09/01/13	786,825

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A	5.00%	06/01/15	$1,012,650
745,000	Los Altos, California, School District General Obligation Bonds, Series A, (FSA)	5.00	08/01/06	758,321
300,000	Los Angeles County, California, Public Works Financing Authority Revenue Bonds, Regional Park & Open Space District, Series A	5.25	10/01/05	300,021
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA)	5.00	07/01/14	1,092,360
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA)	4.00	09/01/13	1,029,360
150,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	4.88	02/01/06	151,022
750,000	Los Angeles, California, Municipal Improvement Corporation Sanitation Equipment Charge Revenue Bonds, Series B, (AMBAC)	4.60	02/01/06	754,448
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC)	5.00	02/01/13	1,091,380
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	5.00	02/01/10	1,075,010

See Notes to Financial Statements.

2

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$500,000	Los Angeles, California, Unified School District General Obligation Bonds, Series F, (FSA)	4.50%	07/01/13	$531,175
1,000,000	Los Angeles, California, Wastewater System Revenue Bonds, Series A, (FGIC)	5.50	06/01/10	1,101,889
370,000	Marin, California, Municipal Water District Revenue Bonds, (AMBAC)	4.00	07/01/10	384,060
700,000	Metropolitan Water District of Southern California, General Obligation Bonds	4.25	03/01/08	722,120
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A	3.00	03/01/08	1,002,750
960,000	Metropolitan Water District of Southern California, Revenue Bonds	5.75	07/01/09	1,049,818
120,000	Metropolitan Water District of Southern California, Revenue Bonds, Series B, (MBIA)	5.25	07/01/07	124,472
1,000,000	Modesto, California, Irrigation District Financing Authority Certificates of Participation, Series A, (MBIA)	4.00	07/01/09	1,034,010
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA)	5.45	10/01/07	1,018,700
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC)	4.00	09/01/10	1,039,260
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC)	4.50	06/15/12	1,063,470

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$125,000	Northern California Power Agency, Public Power Revenue Bonds, Series A, (AMBAC)	5.60%	07/01/06	$127,518
250,000	Novato, California, General Obligation Bonds, Series A, (MBIA)	6.25	08/01/07	264,153
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC)	6.00	02/15/08	1,175,668
1,000,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 2nd Senior, (FGIC)	6.00	02/15/07	1,042,400
1,000,000	Oxnard, California, Wastewater District Financing Authority Revenue Bonds, (FGIC)	3.50	06/01/09	1,016,120
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.50	08/01/10	1,105,269
255,000	Sacramento, California, City Financing Authority Lease Revenue Bonds, Series A, (AMBAC)	5.05	11/01/06	261,041
500,000	Sacramento, California, Municipal Utility District Electric Revenue Bonds, Series R, (MBIA)	5.00	08/15/12	547,610
300,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, (MBIA)	5.50	08/01/07	313,026
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.00	11/01/11	1,091,100
250,000	San Diego, California, General Obligation Bonds, Public Safety Communication Project	6.50	07/15/08	270,983

See Notes to Financial Statements.

3

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.20%	05/15/13	$1,023,020
300,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, Series B, (FGIC)	5.00	05/15/08	312,846
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.00	08/01/11	1,090,440
320,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds	5.50	07/01/07	334,218
1,500,000	San Francisco, California, City & County Airports Commission, Airport Revenue Bonds, 2nd Series, Issue 20, (MBIA)	5.00	05/01/06	1,518,659
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA)	5.00	06/15/08	1,055,070
1,020,000	San Francisco, California, City & County Parking Authority Revenue Bonds, Parking Meter Project, Series 1, (FGIC)	4.00	06/01/06	1,028,129
500,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC)	5.00	08/01/07	519,210
750,000	San Mateo County, California, Transportation District, Sales Tax Revenue Bonds, Series A, (FSA)	5.00	06/01/09	802,073
800,000	San Mateo, Foster City, California, School District General Obligation Bonds, (FSA)	4.00	09/01/13	820,864

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$510,000	Santa Barbara, California, Waterfront Certificates of Participation, (AMBAC)	4.13%	10/01/12	$531,859
1,075,000	Santa Clara County, California, Financing Authority Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC)	4.50	05/15/12	1,110,571
500,000	Santa Clara County, California, Transportation District, Sales Tax Revenue Bonds, Series A	4.50	06/01/06	505,665
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA)	5.25	07/01/09	1,069,000
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA)	4.25	07/01/11	1,050,320
600,000	University of California Revenue Bonds, Multi-Purpose Projects, Series F, (FGIC)	5.00	09/01/08	617,886

	TOTAL TAX-EXEMPT SECURITIES (Cost $58,338,469)			59,092,508

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — 1.56%
800,000	California State General Obligation Bonds, Kindergarten-University, Series B-3, (Citibank N.A.-37% / State Street Bank & Trust-37% / National Australia Bank-25%)(a)	2.77	05/01/34	800,000
250,000	Orange County, California, Sanitation Districts, Certificate of Participation, (AMBAC) (Societe Generale)(a)	2.77	08/01/16	250,000

See Notes to Financial Statements.

4

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $1,050,000)			$1,050,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 4.62%
$100,000	California State Educational Facilities Authority Revenue Bonds, Santa Clara University, (MBIA) (Escrowed to Maturity)	4.90%	09/01/06	101,916
125,000	Los Angeles, California, Department of Water & Power Electric Plant Revenue Bonds, (AMBAC) (Escrowed to Maturity)	4.60	08/15/06	125,639
40,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, (Escrowed to Maturity)	5.75	07/01/09	43,787
80,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B, (MBIA) (Prerefunded 07/01/06 @ 102)	5.25	07/01/07	83,023
500,000	Napa County, California, Flood Protection & Watershed Improvement Revenue Bonds, Series A, (FGIC) (Prerefunded 06/15/09 @ 101)	5.00	06/15/13	538,270
125,000	Northern California Power Agency Revenue Bonds, Public Power, Series A, (AMBAC) (Escrowed to Maturity)	5.60	07/01/06	127,591
400,000	Sacramento County, California, Sanitation District Financing Authority Revenue Bonds, (Escrowed to Maturity)	5.50	12/01/05	401,768

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — (continued)
$1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.25%	12/01/17	$1,113,900
555,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, (Escrowed to Maturity),	5.50	07/01/07	579,658

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $3,077,496)			3,115,552

Shares
REGISTERED INVESTMENT COMPANIES — 4.78%
1,596,492	BlackRock California Money Fund			1,596,492
1,627,060	Federated California Money Fund			1,627,060

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $3,223,552)			3,223,552

TOTAL INVESTMENTS (Cost $67,489,517)	101.27%	$68,281,612
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.27)	(854,597)

NET ASSETS	100.00%	$67,427,015

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

See Notes to Financial Statements.

5

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 6% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2005, approximately, 95% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	58.06%	$39,146,895
General Obligation Bonds	23.71	15,987,334
Certificates of Participation	6.95	4,686,568
Registered Investment Companies	4.78	3,223,552
Tax Allocation Bonds	2.39	1,609,981
Escrowed to Maturity	2.05	1,380,359
Prerefunded	1.77	1,196,923
Backed by Letter of Credit	1.56	1,050,000

Total Investments	101.27%	$68,281,612
Other Assets and Liabilities (Net)	(1.27)	(854,597)

Net Assets	100.00%	$67,427,015

See Notes to Financial Statements.

6

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value
ASSET BACKED SECURITIES — 0.90%
$1,087,981	CIT RV Trust, 1999-A A4	6.16%	06/15/13	$1,091,661
985,823	Residential Asset Mortgage Products, Inc., 2003-FZ4 A2	2.81	07/25/27	981,930

	TOTAL ASSET BACKED SECURITIES (Cost $2,051,356)			2,073,591

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.70%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 15.06%
2,453,672	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(a)	4.48	12/25/34	2,446,771
2,571,206	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	2,567,634
1,672,464	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	1,684,705
8,201,104	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.83	08/25/34	8,118,938
2,917,045	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	01/25/35	2,851,550
17,460,533	Wells Fargo Mortgage Backed Securities Trust, 2005-AR9 3A2(a)	4.36	05/25/35	17,187,713

				34,857,311

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 4.83%
7,183,175	1602 PH	6.00	04/15/23	7,260,012
3,798,900	2333 UZ	6.50	07/15/31	3,918,601

				11,178,613

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.62%
1,430,000	2003-17 QT	5.00	08/25/27	1,426,222

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.19%
2,663,530	2005-25 B	6.21	03/16/21	2,740,881

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,551,454)			50,203,027

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.81%
1,477,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	1,450,513
3,705,581	Chase Commercial Mortgage Securities Corp., 1997-2 D	6.60	12/19/29	3,842,617

Principal Amount		Rate	Maturity Date	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,689,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32%	06/10/36	$1,725,456
2,000,000	Morgan Stanley Capital I, 1997-C1F(b)	6.85	02/15/20	2,037,694
3,601,000	Morgan Stanley Capital I, 1999-WF1 B	6.32	11/15/31	3,755,093
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	3,473,392
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G(c)	7.15	06/15/06	4,053,580
1,009,000	Mortgage Capital Funding, Inc., 1996-MC2 D	7.26	12/21/26	1,030,620
836,000	Mortgage Capital Funding, Inc., 1997-MC2 C	6.88	11/20/27	868,250
3,061,000	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95	03/18/30	3,203,023
2,521,000	Nomura Asset Securities Corp., 1998-D6 A4(a)	7.62	03/15/30	2,919,336
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,542,463
2,305,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	2,346,413

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,797,947)			34,248,450

CORPORATE BONDS — 11.58%
505,000	AK Steel Corp.	7.75	06/15/12	465,863
1,117,000	America Movil S.A. de C.V.	4.13	03/01/09	1,086,697
400,000	Boyd Gaming Corp.	8.75	04/15/12	431,000
700,000	British Telecommunications plc	8.88	12/15/30	949,503
1,081,000	CIT Group, Inc.	5.88	10/15/08	1,115,262
961,000	CMS Energy Corp.	9.88	10/15/07	1,045,088
1,441,000	Comcast Cable Communications	6.88	06/15/09	1,536,275
1,441,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	1,537,313
600,000	Eircom Funding	8.25	08/15/13	651,000
600,000	Entergy Gulf States	5.70	06/01/15	587,896
181,000	Hercules, Inc.	11.13	11/15/07	203,625

See Notes to Financial Statements.

7

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
$2,773,000	Household Finance Corp.	8.00%	07/15/10	$3,128,995
649,000	IMC Global, Inc., Series B	10.88	06/01/08	733,370
1,437,000	International Lease Finance Corp.	4.50	05/01/08	1,424,074
250,000	Iron Mountain, Inc.	8.63	04/01/13	261,875
2,881,000	Merrill Lynch & Co. MTN	5.00	02/03/14	2,865,304
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,442,136
627,000	PSEG Energy Holdings, Inc.	8.63	02/15/08	655,215
800,000	Qwest Services Corp., Multi-Coupon Bond(a)(b)	13.50	12/15/10	916,000
1,596,000	Sprint Capital Corp.	8.38	03/15/12	1,878,233
1,153,000	Time Warner Cost., Inc.	7.25	10/15/17	1,310,479
1,441,000	Wal-Mart Stores	4.13	02/15/11	1,401,681
1,081,000	Weyerhaeuser Co.	6.88	12/15/33	1,156,075

	TOTAL CORPORATE BONDS (Cost $26,046,374)			26,782,959

TAX-EXEMPT SECURITIES — 3.93%
3,169,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC)	5.50	03/15/28	3,682,790
1,441,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC)	5.50	03/15/30	1,674,500
3,601,000	University of Texas Revenue Bonds, Series B	5.00	08/15/33	3,735,821

	TOTAL TAX-EXEMPT SECURITIES (Cost $9,244,858)			9,093,111

FOREIGN GOVERNMENT OBLIGATION — 0.99%
2,161,000	United Mexican States	6.38	01/16/13	2,299,304

	TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $2,197,008)			2,299,304

U.S. GOVERNMENT AGENCY BONDS & NOTES — 3.42%
	FANNIE MAE — 3.42%
5,000,000	(c)	6.25	02/01/11	5,343,275
5,329,000	(d)	0.00	10/09/19	2,556,028

				7,899,303

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $7,608,280)			7,899,303

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 23.19%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.71%
$3,077,585	Pool # A20105	5.00%	04/01/34	$3,016,510
3,171,863	Pool # C01811	5.00	04/01/34	3,108,917
134,937	Pool # C71221	5.00	09/01/32	132,417

				6,257,844

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —17.19%
126,493	Pool # 255613	4.50	12/01/34	120,727
70,003	Pool # 255703	4.50	04/01/35	66,747
12,503,436	Pool # 357824	5.50	06/01/35	12,499,559
1,270,613	Pool # 387203	4.80	01/01/12	1,268,680
1,084,963	Pool # 387204	4.80	01/01/12	1,083,313
4,316,610	Pool # 618322	6.00	12/01/31	4,391,412
453,842	Pool # 779827	4.50	05/01/34	433,154
779,930	Pool # 797494	4.50	03/01/35	743,663
38,567	Pool # 799127	4.50	04/01/35	36,774
5,531,587	Pool # 805386 ARM(a)	4.91	01/01/35	5,527,732
596,695	Pool # 807671	4.50	12/01/34	569,496
150,167	Pool # 807911	4.50	03/01/35	143,184
1,552,185	Pool # 808051	4.50	02/01/35	1,480,009
999,900	Pool # 808168	4.50	03/01/35	953,405
4,908,030	Pool # 808172	4.50	03/01/35	4,679,807
863,457	Pool # 812268	5.50	05/01/35	863,349
999,901	Pool # 814351	4.50	03/01/35	953,406
331,347	Pool # 814433	4.50	03/01/35	315,939
915,066	Pool # 814474	4.50	03/01/35	872,515
426,011	Pool # 819359	4.50	03/01/35	406,202
961,657	Pool # 820989	5.50	04/01/35	961,536
981,704	Pool # 821567	5.50	06/01/35	981,581
120,068	Pool # 825779	4.50	08/01/35	114,485
276,794	Pool # 832225	4.50	07/01/35	263,923
46,267	Pool # 838242	4.50	08/01/35	44,116

				39,774,714

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 3.29%
462,163	Pool # 2562	6.00	03/20/28	472,620
672,926	Pool # 267812	8.50	06/15/17	731,961
2,332,354	Pool # 3413	4.50	07/20/33	2,234,256
2,157,348	Pool # 3442	5.00	09/20/33	2,131,520
36,577	Pool # 532751	9.00	08/15/30	40,404
109,975	Pool # 568670	6.50	04/15/32	114,426
341,873	Pool # 780548	8.50	12/15/17	370,646
333,543	Pool # 780865	9.50	11/15/17	367,306
625,107	Pool # 781084	9.00	12/15/17	678,772
471,354	Pool # 80311 ARM(a)	3.50	08/20/29	475,207

				7,617,118

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $53,802,738)			53,649,676

See Notes to Financial Statements.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Core Bond Fund — (continued)

Principal Amount	Rate	Maturity Date	Value
U.S. GOVERNMENT SECURITIES — 19.92%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.17%
$3,619,000	0.00%	05/15/17	$2,138,608
4,836,000	0.00	05/15/17	2,870,795

			5,009,403

	U.S. TREASURY INFLATION PROTECTED BONDS — 2.56%
3,000,000	4.25	01/15/10	3,897,269
2,000,000	1.63	01/15/15	2,022,356

			5,919,625

	U.S. TREASURY NOTES — 15.19%
19,200,000	3.63	01/15/10	18,756,748
5,652,000	4.25	11/15/14	5,611,600
7,955,000	7.63	11/15/22	10,769,702

			35,138,050

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $46,201,707)		46,067,078

Shares
REGISTERED INVESTMENT COMPANIES — 0.43%
501,367	Dreyfus Government Cash Management Fund		501,367
501,366	Fidelity U.S. Treasury II Fund		501,366

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,002,733)		1,002,733

		Value
TOTAL INVESTMENTS (Cost $232,504,455)	100.87%	$233,319,232
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.87)	(2,013,089)

NET ASSETS	100.00%	$231,306,143

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $2,953,694 or 1.28% of net assets.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Zero-Coupon Security

AMBAC—American Municipal Bond Assurance Corp.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—public limited company

STRIPS—Separately Traded Registered Interest and Principal Securities

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	46.53%	$107,616,057
Collateralized Mortgage Obligations	21.70	50,203,027
Commercial Mortgage-Backed Securities	14.81	34,248,450
Corporate Bonds	11.58	26,782,959
Tax-Exempt Securities	3.93	9,093,111
Foreign Government Obligation	0.99	2,299,304
Asset Backed Securities	0.90	2,073,591
Registered Investment Company	0.43	1,002,733

Total Investments	100.87%	$233,319,232
Other Assets and Liabilities (Net)	(0.87)	(2,013,089)

Net Assets	100.00%	$231,306,143

See Notes to Financial Statements.

9

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — 89.33%
	ADVERTISING PERIODICALS — 1.27%
$976,000	Dex Media West llc/ Dex Media Finance Co.	9.88%	08/15/13	$1,077,260
1,000,000	RH Donnelley Finance Corp.(a)	10.88	12/15/12	1,122,500

				2,199,760

	AGRICULTURAL CHEMICALS — 2.45%
500,000	IMC Global, Inc., Series B	11.25	06/01/11	550,000
2,000,000	IMC Global, Inc., Series B, Unsecured	11.25	06/01/11	2,200,000
1,298,000	Terra Capital, Inc.	11.50	06/01/10	1,486,210

				4,236,210

	AUTO – TRUCK PARTS & EQUIPMENT — 2.32%
1,000,000	Accuride Corp.	8.50	02/01/15	980,000
2,000,000	Dana Corp.	9.00	08/15/11	2,023,166
1,000,000	Tenneco Automotive, Inc.	8.63	11/15/14	1,007,500

				4,010,666

	BUILDING & CONSTRUCTION PRODUCTION – MISCELLANEOUS — 0.27%
500,000	Compression Polymers Holdings(a)	10.50	07/01/13	463,750

	CABLE TV — 0.59%
1,000,000	Charter Communications Holdings II	10.25	09/15/10	1,025,000

	CASINO HOTELS — 11.16%
2,000,000	Ameristar Casinos, Inc.	10.75	02/15/09	2,137,500
2,000,000	Aztar Corp.	7.88	06/15/14	2,090,000
1,000,000	Boyd Gaming Corp.	8.75	04/15/12	1,077,500
2,000,000	Caesars Entertainment, Inc.	8.88	09/15/08	2,187,499
1,000,000	Kerzner International(a)	6.75	10/01/15	968,750
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,175,000
2,000,000	Penn National Gaming, Inc.	8.88	03/15/10	2,110,000
2,000,000	Poster Financial Group	8.75	12/01/11	2,057,500
1,000,000	Resorts International Hotel and Casino, Inc.	11.50	03/15/09	1,120,000
1,750,000	River Rock Entertainment	9.75	11/01/11	1,942,500
1,500,000	Trump Entertainment Resorts	8.50	06/01/15	1,447,500

				19,313,749

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	CELLULAR TELECOM — 3.07%
$2,000,000	American Cellular Corp.	10.00%	08/01/11	$2,180,000
1,000,000	Centennial Cellular Operating Co./Centennial Communications Corp.	10.13	06/15/13	1,125,000
2,000,000	Dobson Communications Corp.	8.88	10/01/13	2,000,000

				5,305,000

	CHEMICALS – DIVERSIFIED — 3.97%
2,000,000	Equistar Chemicals L.P./Equistar Funding Corp.	10.63	05/01/11	2,180,000
2,000,000	Lyondell Chemical Co.	9.50	12/15/08	2,095,000
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,130,000
1,500,000	Nell AF Sarl(a)	8.38	08/15/15	1,466,250

				6,871,250

	CHEMICALS – PLASTICS — 1.14%
1,000,000	PolyOne Corp.	10.63	05/15/10	1,030,000
1,000,000	PolyOne Corp.(b)	8.88	05/01/12	948,750

				1,978,750

	CHEMICALS – SPECIALTY — 2.14%
1,500,000	Crompton Corp.	9.88	08/01/12	1,708,125
2,000,000	Johnsondiversey, Inc., Series B	9.63	05/15/12	1,995,000

				3,703,125

	COMMERCIAL SERVICES — 1.80%
2,000,000	Iron Mountain, Inc.	8.63	04/01/13	2,095,000
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	1,015,000

				3,110,000

	COMPUTER SERVICES — 1.17%
2,000,000	Unisys Corp.	7.88	04/01/08	2,020,000

	CONTAINERS – METAL/GLASS — 3.19%
3,000,000	Crown European Holdings S.A.	10.88	03/01/13	3,480,000
2,000,000	Owens-Illinois, Inc.	7.50	05/15/10	2,030,000

				5,510,000

	CONTAINERS – PAPER/PLASTIC — 2.84%
3,000,000	Graham Packaging Co.	9.88	10/15/14	2,880,000

See Notes to Financial Statements.

10

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	CONTAINERS – PAPER/PLASTIC — (continued)
$2,000,000	Stone Container Corp.	9.75%	02/01/11	$2,030,000

				4,910,000

	COSMETICS & TOILETRIES — 0.48%
1,000,000	Del Laboratories, Inc.	8.00	02/01/12	822,500

	DISTRIBUTION/WHOLESALE — 1.09%
2,000,000	Nebraska Book Co.	8.63	03/15/12	1,880,000

	DIVERSIFIED OPERATIONS — 0.72%
1,340,000	Stena AB	7.00	12/01/16	1,239,500

	ELECTRIC – GENERATION — 0.95%
1,500,000	AES Corp.	9.50	06/01/09	1,635,000

	ELECTRIC – INTERGRATED — 1.36%
2,305,000	PSEG Energy Holdings, Inc.	7.75	04/16/07	2,356,863

	ELECTRONIC COMPONENTS -– SEMICONDUCTORS — 0.49%
1,000,000	Amkor Technologies, Inc.	7.75	05/15/13	855,000

	FORESTRY — 1.18%
3,000,000	Tembec Industries, Inc.	8.63	06/30/09	2,040,000

	FUNERAL SERVICES & RELATED ITEMS — 1.21%
1,000,000	Service Corp. International	7.70	04/15/09	1,050,000
1,000,000	Service Corp. International, Unsecured	7.70	04/15/09	1,050,000

				2,100,000

	GAS – DISTRIBUTION — 1.21%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,095,760

	HOME FURNISHINGS — 2.23%
2,000,000	Sealy Mattress Co.	8.25	06/15/14	2,010,000
2,000,000	Simmons Co.	7.88	01/15/14	1,840,000

				3,850,000

	LIFE/HEALTH INSURANCE — 1.20%
2,000,000	Americo Life, Inc.(a)	7.88	05/01/13	2,078,172

	MEDICAL – DRUGS — 0.28%
500,000	Warner Chilcott Corp.(a)	8.75	02/01/15	480,000

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	MEDICAL – HOSPITALS — 0.60%
$1,000,000	IASIS Healthcare llc/ IASIS Capital Corp.	8.75%	06/15/14	$1,037,500

	MEDICAL PRODUCTS — 0.58%
1,000,000	Encore Medical IHC, Inc.	9.75	10/01/12	995,000

	METAL PROCESSORS & FABRICATORS — 0.31%
500,000	Mueller Group, Inc.	10.00	05/01/12	530,000

	MISCELLANEOUS MANUFACTURING — 1.14%
2,000,000	Intertape Polymer US, Inc.	8.50	08/01/14	1,969,524

	MULTI-LINE INSURANCE — 1.32%
2,128,000	Allmerica Financial Corp.	7.63	10/15/25	2,277,437

	MULTIMEDIA — 1.15%
2,000,000	Emmis Operating Co.	6.88	05/15/12	1,992,500

	MUSIC — 0.93%
1,600,000	Warner Music Group	7.38	04/15/14	1,604,000

	NON-HAZARDOUS WASTE DISPOSAL — 1.21%
2,000,000	Allied Waste North America	8.88	04/01/08	2,085,000

	OFFICE AUTOMATION & EQUIPMENT — 1.52%
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,037,500
1,500,000	Xerox Corp.	7.63	06/15/13	1,593,750

				2,631,250

	OIL – EXPLORATION & PRODUCTION — 0.57%
1,000,000	Clayton William Energy(a)	7.75	08/01/13	977,500

	PAPER & RELATED PRODUCTS — 2.33%
2,500,000	Mercer International, Inc.	9.25	02/15/13	2,125,000
1,890,000	Norske Skog Canada, Series D	8.63	06/15/11	1,899,450

				4,024,450

	PHYSICIANS PRACTICE MANAGEMENT — 2.08%
2,000,000	Ameripath, Inc.	10.50	04/01/13	2,080,000
1,000,000	US Oncology Holdings, Inc.(a)(c)	9.26	03/15/15	985,000
500,000	US Oncology Holdings, Inc.	9.00	08/15/12	540,000

				3,605,000

See Notes to Financial Statements.

11

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	REITS – HOTELS — 0.62%
$1,000,000	La Quinta Properties, Inc.	8.88%	03/15/11	$1,070,000

	RENTAL AUTO/EQUIPMENT — 2.58%
500,000	Ahern Rentals, Inc.(a)	9.25	08/15/13	511,250
1,000,000	Neff Rental/Neff Finance(a)	11.25	06/15/12	1,060,000
3,000,000	United Rentals, Inc.	7.75	11/15/13	2,895,000

				4,466,250

	RESORTS/THEME PARKS — 1.14%
2,000,000	Six Flags, Inc.	9.63	06/01/14	1,970,000

	RETAIL – DISCOUNT — 1.03%
1,500,000	Shopko Stores	9.25	03/15/22	1,785,000

	RETAIL – DRUG STORE — 2.85%
2,000,000	Jean Coutu Group, Inc.	8.50	08/01/14	1,990,000
1,500,000	Rite Aid Corp.	7.13	01/15/07	1,509,375
1,500,000	Rite Aid Corp. (a)	6.13	12/15/08	1,425,000

				4,924,375

	RETAIL – MAJOR DEPARTMENT STORE — 2.17%
1,500,000	JC Penney Co., Inc.	8.00	03/01/10	1,638,750
1,000,000	Neiman Marcus Group, Inc.(a)	9.00	10/15/15	1,002,500
1,000,000	Saks, Inc.	9.88	10/01/11	1,105,000

				3,746,250

	RETAIL – VIDEO RENTAL — 0.95%
2,000,000	Blockbuster, Inc.(a)	9.50	09/01/12	1,650,000

	SATELLITE TELECOM — 1.46%
650,000	Inmarsat Finance plc.	7.63	06/30/12	669,500
1,000,000	Intelsat Bermuda Ltd.(a)	8.63	01/15/15	1,020,000
1,000,000	Intelsat Ltd.	7.63	04/15/12	837,500

				2,527,000

	SCHOOLS — 0.85%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,470,000

	STEEL – PRODUCERS — 2.18%
2,500,000	AK Steel Corp.	7.75	06/15/12	2,306,250
1,298,000	United States Steel, Inc.	10.75	08/01/08	1,460,250

				3,766,500

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
	TELEPHONE – INTERGRATED — 8.22%
$2,500,000	Cincinnati Bell, Inc.	8.38%	01/15/14	$2,462,500
500,000	Cincinnati Bell, Inc., MTN	6.33	12/30/05	500,000
2,000,000	Citizens Communications	9.25	05/15/11	2,195,000
674,000	Consolidated Communications Holding	9.75	04/01/12	717,810
2,000,000	Eircom Funding	8.25	08/15/13	2,170,000
1,500,000	Hawaiian Telcom Communication(a)	12.50	05/01/15	1,515,000
970,000	Madison River Capital llc/ Madison River Financial Corp.	13.25	03/01/10	1,033,050
3,000,000	Qwest Services Corp.	14.00	12/15/14	3,637,499

				14,230,859

	TRANSPORTATION – MARINE — 0.65%
1,000,000	Overseas Shipholding Group	8.75	12/01/13	1,132,500

	TRANSPORTATION – RAIL — 1.11%
1,750,000	Kansas City Southern	9.50	10/01/08	1,918,438

	TOTAL CORPORATE BONDS (Cost $153,334,022)			154,476,388

BANK LOANS — 1.45%
	CASINO HOTELS — 0.87%
1,500,000	Resorts International Holdings llc	9.77	04/26/13	1,503,750

	MISCELLANEOUS MANUFACTURING — 0.58%
1,000,000	IPC Acquistion Corp.	11.01	08/05/12	1,010,000

	TOTAL BANK LOANS (Cost $2,510,412)			2,513,750

COMMON STOCK — 2.68%
	METAL – ALUMINUM — 2.68%
28,047	Ormet Corp. (a)			4,627,755

	TOTAL COMMON STOCK (Cost $7,704,681)			4,627,755

U.S. GOVERNMENT & AGENCY OBLIGATION — 4.05%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTE — 4.05%
7,000,000		3.15	10/03/05	6,998,163

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $6,996,933)			6,998,163

See Notes to Financial Statements.

12

Excelsior Funds Trust

Portfolio of Investments — September 30, 2005 (Unaudited)

High Yield Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $170,546,048)	97.51%	$168,616,056
OTHER ASSETS IN EXCESS OF LIABILITIES	2.49	4,305,217

NET ASSETS	100.00%	$172,921,273

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $22,823,427 or 13.20% of net assets.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Variable Rate Security—The rate disclosed is as of September 30, 2005.

Discount Note—The rate reported is the discount rate at the time of purchase.

llc—Limited Liability Company

L.P.—Limited Partnership

Ltd.—Limited

MTN—Medium Term Note

plc—public limited company

Unsecured—Issued in exchange of 144A security

See Notes to Financial Statements.

13

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	34.95%	$60,442,238
Raw/Intermediate Materials	26.16	45,233,814
Telecommunication	11.30	19,535,860
Health Care	4.75	8,217,500
Technology	4.06	7,023,250
U.S. Government & Agency Obligations	4.05	6,998,163
Industrials	3.94	6,809,500
Financials	2.52	4,355,608
Utilities	2.16	3,730,760
Energy	1.36	2,356,863
Information Technology.	1.17	2,020,000
Real Estate.	0.62	1,070,000
Consumer Staples	0.47	822,500

Total Investments	97.51%	$168,616,056
Other Assets and Liabilities (Net).	2.49	4,305,217

Net Assets	100.00%	$172,921,273

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund

Principal Amount		Rate	Maturity Date	Value
ASSET BACKED SECURITIES — 2.81%
$2,000,000	Capital One Master Trust, 2001-6 C(a)	6.70%	06/15/11	$2,087,500
3,485,000	Capital One Multi-Asset Execution Trust, 2003-A1 A1(b)	3.96	01/15/09	3,491,303
1,625,000	Capital One Multi-Asset Execution Trust, 2003-B1 B1(b)	4.74	02/17/09	1,632,426
2,670,000	Chase Credit Card Master Trust, 2001-1 C(b)	4.42	06/16/08	2,677,139
587,865	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2(b)	3.91	04/25/33	588,933
2,000,000	MBNA Master Credit Card Trust USA, 2000-K C(a)(b)	4.37	03/17/08	2,000,000

	TOTAL ASSET BACKED SECURITIES (Cost $12,515,510)			12,477,301

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.34%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 4.77%
1,723,278	Bank of America Mortgage Securities, 2003-A 2A1	3.98	02/25/33	1,697,586
4,063,193	Bear Stearns ARM, 2004-1 11A3(b)	3.44	04/25/34	4,034,358
4,820,849	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	4,856,136
530,003	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.83	08/25/34	524,693
3,322,000	Washington Mutual, 2005-AR5 A3(b)	4.68	05/25/35	3,289,944
2,785,293	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(b)	3.99	01/25/35	2,722,757
4,061,427	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.56	02/25/35	4,003,406

				21,128,880

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.42%
1,328,282	2386 QH	6.50	10/15/30	1,334,785

Principal Amount		Rate	Maturity Date	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$ 460,833	2406 PE	6.50%	08/15/30	$460,143
4,603,337	R001 AE	4.38	04/15/15	4,529,331

				6,324,259

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.89%
777,486	2001-42 QG	6.50	07/25/30	775,916
3,200,000	2003-17 QT	5.00	08/25/27	3,191,546

				3,967,462

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.26%
2,800,000	2005-10 MW	4.67	09/16/25	2,754,623
2,925,000	2005-14 B	4.48	08/16/32	2,853,457

				5,608,080

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,594,462)			37,028,681

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.93%
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23	01/17/32	2,290,703
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	4,223,034
3,333,260	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B(a)	6.82	10/15/30	3,432,830
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	4,120,955
5,497,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ	4.99	09/12/37	5,442,416
1,776,620	LB-UBS Commercial Mortgage Trust, 2001-C2 A1	6.27	06/15/20	1,834,693
1,620,254	Midland Realty Acceptance Corp., 1996-C2 B	7.34	01/25/29	1,628,819
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,044,041
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4	5.17	01/14/42	3,136,998
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G	7.15	06/15/06	3,040,184

See Notes to Financial Statements.

14

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$2,402,770	Mortgage Capital Funding, Inc., 1996-MC2 C	7.22%	12/21/26	$2,443,253
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B	6.59	03/15/30	3,560,881
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4 (b)	7.62	03/15/30	4,660,979
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,537,953
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,418,930
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	4,860,791
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A	5.11	07/15/42	6,178,088

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $61,989,394)			61,855,548

CORPORATE BONDS — 26.78%
500,000	AK Steel Corp.	7.75	06/15/12	461,250
3,150,000	Allstate Life Global Funding Trust	3.85	01/25/08	3,091,772
1,720,000	America Movil S.A. de C.V.	4.13	03/01/09	1,673,338
600,000	Boyd Gaming Corp.	8.75	04/15/12	646,500
4,155,000	Caterpillar Financial Services Corp. MTN	2.35	09/15/06	4,071,372
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	492,500
2,570,000	Cit Group, Inc.	5.00	02/01/15	2,532,003
1,100,000	CMS Energy Corp.	9.88	10/15/07	1,196,250
2,975,000	Continental Cablevision	9.00	09/01/08	3,300,611
1,835,000	Credit Suisse First Boston (USA), Inc.	3.88	01/15/09	1,789,022
2,040,000	DaimlerChrysler NA Holding Corp.	4.05	06/04/08	1,992,172
1,670,000	Devon Financing Corp.	6.88	09/30/11	1,835,694
4,000,000	Diageo Capital plc	4.38	05/03/10	3,935,000
3,000,000	Dominion Resources, Inc., Series B(b)	4.30	09/28/07	2,999,178
800,000	Eircom Funding	8.25	08/15/13	868,000
1,170,000	Entergy Gulf States	5.70	06/01/15	1,146,396

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)
$6,000,000	FedEx Corp.	2.65%	04/01/07	$5,830,944
2,290,000	Ford Motor Credit Co.	5.80	01/12/09	2,136,755
2,768,509	Hainan Airways(b)	3.87	12/15/07	2,768,509
250,000	Hercules, Inc.	11.13	11/15/07	281,250
5,645,000	Household Finance Corp.	8.00	07/15/10	6,369,700
350,000	IMC Global, Inc., Series B	10.88	06/01/08	395,500
5,500,000	International Lease Finance Corp.	4.75	01/13/12	5,398,157
500,000	Iron Mountain, Inc.	8.63	04/01/13	523,750
2,685,000	John Deere Capital Corp. MTN.	3.38	10/01/07	2,623,143
4,130,000	JP Morgan Chase & Co.	5.25	05/30/07	4,178,552
3,435,000	Legg Mason, Inc.	6.75	07/02/08	3,618,525
5,000,000	Lehman Brothers Holdings, Inc.	4.25	01/27/10	4,891,615
4,065,000	Limited Brands, Inc.	5.25	11/01/14	3,799,885
75,000	Merrill Lynch & Co.	3.00	04/30/07	73,597
5,150,000	Morgan Stanley	4.75	04/01/14	4,968,541
2,000,000	Nationwide Life Global Funding, Inc.(a)	5.35	02/15/07	2,014,918
1,955,000	Nisource Finance Corp.	7.88	11/15/10	2,197,987
1,975,000	Prudential Financial, Inc.	5.10	09/20/14	1,976,556
1,200,000	Qwest Services Corp., Multi-Coupon Bond(a)	13.50	12/15/10	1,374,000
1,425,000	Sprint Capital Corp.	8.38	03/15/12	1,676,994
1,750,000	Susquehanna Bancshares, Inc.	6.05	11/01/12	1,820,952
2,260,000	TCI Communications, Inc.	9.80	02/01/12	2,779,459
1,915,000	Telefonos de Mexico S.A.	4.50	11/19/08	1,890,254
4,185,000	Textron Financial Corp. MTN(b)	4.90	04/24/06	4,213,086
2,415,000	Time Warner Entertainment	8.38	03/15/23	2,929,364
3,850,000	US Bank NA	2.87	02/01/07	3,768,087
5,075,000	Wachovia Corp.	3.50	08/15/08	4,913,194
1,555,000	Wachovia Corp.	5.25	08/01/14	1,576,804
3,690,000	Wal-Mart Stores	4.55	05/01/13	3,636,469
2,268,000	Weyerhauser Co.	5.25	12/15/09	2,284,246

	TOTAL CORPORATE BONDS (Cost $119,672,003)			118,941,851

See Notes to Financial Statements.

15

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — 0.64%
$2,600,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A	5.25%	07/01/16	$2,848,742

	TOTAL TAX-EXEMPT SECURITIES (Cost $2,824,767)			2,848,742

FOREIGN GOVERNMENT OBLIGATION — 0.49%
1,990,000	United Mexican States	6.63	03/03/15	2,162,135

	TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $1,947,097)			2,162,135

COMMERCIAL PAPER — 1.13%
5,000,000	General Electric	3.83	11/28/05	5,000,000

	TOTAL COMMERCIAL PAPER (Cost $5,000,000)			5,000,000

U.S. GOVERNMENT AGENCY BONDS & NOTES — 16.68%
	FANNIE MAE — 7.50%
8,125,000		3.63	01/19/07	8,048,016
775,000	(c)	4.00	02/22/07	769,129
11,330,000		7.25	01/15/10	12,515,219
3,000,000		4.75	04/19/10	2,989,935
5,000,000		5.00	03/02/15	4,977,705
8,385,000	(d)	0.00	10/09/19	4,021,823

				33,321,827

	FEDERAL HOME LOAN BANK — 4.44%
9,000,000		4.50	08/24/07	8,989,101
5,800,000		4.30	04/18/08	5,764,423
5,000,000		4.57	10/17/08	4,960,735

				19,714,259

	FREDDIE MAC — 4.74%
5,845,000		3.00	09/29/06	5,758,377
6,150,000		4.50	08/22/07	6,144,718
3,355,000		5.13	07/15/12	3,452,151
5,700,000		5.30	05/12/20	5,630,893
50,000	MTN	2.85	01/05/07	49,082

				21,035,221

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $74,579,962)			74,071,307

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 12.17%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 9.54%
2,700,000	Pool # 360500	6.26	09/01/13	2,934,647
2,630,000	Pool # 385538	4.79	11/01/12	2,624,536

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$984,421	Pool # 545290	7.50%	10/01/16	$1,041,158
276,304	Pool # 577218	6.00	04/01/31	281,092
4,715	Pool # 578823	5.50	04/01/31	4,718
2,013,387	Pool # 624250	6.00	01/01/17	2,071,409
230,700	Pool # 625797	6.00	01/01/17	237,348
3,721,052	Pool # 704372 ARM(b)	4.51	05/01/33	3,687,869
940,914	Pool # 709693	5.50	06/01/28	942,810
642,484	Pool # 709698	5.50	06/01/33	642,782
1,567,735	Pool # 725786	6.08	06/01/09	1,624,861
7,027,945	Pool # 805386 ARM(b)	4.91	01/01/35	7,023,048
19,636,739	Pool # 826152	5.00	05/01/35	19,226,823

				42,343,101

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.63%
21,124	Pool # 195801	8.50	01/15/17	22,978
9,642	Pool # 195833	8.50	04/15/17	10,488
3,284,270	Pool # 3319	5.00	12/20/32	3,244,948
2,485	Pool # 334299	8.00	05/15/23	2,662
3,911,137	Pool # 3442	5.00	09/20/33	3,864,310
409,903	Pool # 367412	6.00	11/15/23	421,197
1,602,815	Pool # 604726	4.50	10/15/33	1,543,415
2,667,730	Pool # 608288	4.50	09/15/33	2,568,864

				11,678,862

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $54,313,973)			54,021,963

U.S. GOVERNMENT SECURITIES — 12.76%
	U.S. TREASURY BILLS — 5.73%
25,830,000	(e)	3.72	02/23/06	25,450,712

	U.S. TREASURY PRINCIPAL ONLY STRIPS — 0.71%
6,105,000		0.00	02/15/20	3,149,686

	U.S. TREASURY NOTES — 6.32%
23,200,000		5.00	02/15/11	24,054,688
4,035,000		4.25	08/15/15	4,009,781

				28,064,469

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $56,638,648)			56,664,867

Shares
REGISTERED INVESTMENT COMPANIES — 3.20%
7,102,160	Dreyfus Government Cash Management Fund			7,102,160
7,102,159	Fidelity U.S. Treasury II Fund			7,102,159

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $14,204,319)			14,204,319

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Bond Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $441,280,135)	98.93%	$439,276,714
OTHER ASSETS IN EXCESS OF LIABILITIES	1.07	4,739,883

NET ASSETS	100.00%	$444,016,597

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $10,909,248 or 2.46% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Zero-Coupon Security
(e)	The rate shown is the effective yield at the time of purchase.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

See Notes to Financial Statements.

17

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	41.61%	$184,758,137
Corporate Bonds	26.78	118,941,851
Commercial Mortgage-Backed Securities	13.93	61,855,548
Collateralized Mortgage Obligations	8.34	37,028,681
Registered Investment Company	3.20	14,204,319
Asset Backed Securities	2.81	12,477,301
Commercial Paper	1.13	5,000,000
Tax-Exempt Securities	0.64	2,848,742
Foreign Government Obligation	0.49	2,162,135

Total Investments	98.93%	$439,276,714
Other Assets and Liabilities (Net)	1.07	4,739,883

Net Assets	100.00%	$444,016,597

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 9.13%
$14,800,000	Iowa State Finance Authority Revenue Bonds, Multi-Family Housing, Village Court Association, Series B(a)	2.76%	11/01/15	$14,800,000
15,000,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Washington University, Series A, (SPA: Dexia Credit Local)(a)	2.81	02/15/34	15,000,000
3,000,000	Uinta County, Wyoming, Pollution Control Revenue Bonds, Chevron (USA), Inc. Project(a)	2.80	08/15/20	3,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $32,800,000)			32,800,000

TAX-EXEMPT SECURITIES — 73.16%
10,000,000	Clark County, Nevada, School District General Obligation Bonds, Series B, (FSA)	5.00	06/15/12	10,825,800
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.25	11/15/10	10,905,000
10,000,000	Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, Series A, (FGIC)	5.50	10/01/10	11,009,100
10,000,000	Cook County, Illinois, General Obligation Bonds, Series D, (AMBAC)	5.25	11/15/11	10,949,200
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA)	5.38	10/01/12	11,120,800
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA)	5.00	07/01/14	3,065,030

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection-Preservation 2000, Series A, (FSA)	6.00%	07/01/13	$11,571,300
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.50	02/01/12	11,083,100
10,000,000	Illinois State General Obligation Bonds, First Series, (MBIA)	5.50	08/01/14	11,263,600
10,000,000	Illinois State Sales Tax Revenue Bonds, First Series, (FSA)	5.25	06/15/13	11,029,100
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.50	12/15/11	11,669,200
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.00	07/01/13	10,959,000
10,000,000	Maryland State Capital Improvement General Obligation Bonds, State & Local Facilities, 1st Lien, Series A	5.25	03/01/13	11,112,000
10,000,000	Massachusetts State Construction Loan General Obligation Bonds, Series B	5.00	08/01/14	10,852,800
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.25	10/15/14	10,987,800
10,000,000	New Jersey State General Obligation Bonds, Series D	6.00	02/15/11	11,227,500
10,000,000	New Jersey State Transportation Corporation, Certificate Participation, Federal Transportation Administration Grants, Series A, (FGIC)	5.00	09/15/19	10,636,300

See Notes to Financial Statements.

18

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA)	5.25%	05/15/11	$10,926,800
3,000,000	New York State Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, Series B, (FSA)	5.00	04/01/15	3,282,030
10,000,000	Pennsylvania State General Obligation Bonds	5.50	02/01/13	11,172,000
10,000,000	Pennsylvania State General Obligation Bonds, First Series, (MBIA)	5.25	02/01/12	10,990,300
10,000,000	Pennsylvania State General Obligation Bonds, Second Series, (FGIC)	5.25	10/01/14	11,135,600
10,000,000	Phoenix, Arizona, Civic Improvement Corporation, Water Systems Revenue Bonds, Junior Lien, (MBIA)	5.00	07/01/20	10,716,100
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA)	5.50	01/01/11	11,034,800
7,050,000	South Carolina Transportation Infrastructure Revenue Bonds, Series A, (AMBAC)	5.00	10/01/15	7,766,210
5,000,000	Virginia Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Anticipation Note	5.00	09/28/15	5,477,050

	TOTAL TAX-EXEMPT SECURITIES (Cost $257,909,606)			262,767,520

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 15.90%
$10,000,000	Chicago, Illinois, Metropolitan Water Reclamation District Authority General Obligation Bonds, Series A, (Escrowed to Maturity)	5.25%	12/01/10	$10,912,100
5,000,000	Chicago, Illinois, Neighborhoods Alive 21 Program, General Obligation Bonds, (FGIC) (Prerefunded 01/01/11 @ 100)	5.50	01/01/36	5,514,850
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100)	5.00	07/01/14	7,833,021
10,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series A, (Escrowed to Maturity)	5.25	06/15/11	10,933,700
20,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (FSA) (Escrowed to Maturity)	5.50	12/15/10	21,933,400

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $55,375,754)			57,127,071

Shares
REGISTERED INVESTMENT COMPANIES — 0.16%
1	BlackRock Muni Fund			1
584,268	Dreyfus Tax Exempt Cash Fund			584,268

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $584,269)			584,269

See Notes to Financial Statements.

19

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

		Value
TOTAL INVESTMENTS (Cost $346,669,629)	98.35%	$353,278,860
OTHER ASSETS IN EXCESS OF LIABILITIES	1.65	5,911,361

NET ASSETS	100.00%	$359,190,221

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 16% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2005 is as follows:

State Diversification	% of Net Assets	Market Value
New Jersey	15.24%	$54,730,900
Illinois	13.83	49,668,850
Pennsylvania	9.27	33,297,900
Colorado	6.28	22,574,200
Michigan	6.09	21,885,851
South Carolina	5.23	18,801,010
Missouri	4.18	15,000,000
Iowa	4.12	14,800,000
New York	3.96	14,208,830
Florida	3.22	11,571,300
Texas	3.09	11,120,800
Maryland	3.09	11,112,000
Hawaii	3.09	11,083,100
Connecticut	3.07	11,009,100
California	3.05	10,959,000
Massachusetts	3.02	10,852,800
Nevada	3.02	10,825,800
Arizona	2.98	10,716,100
Virginia	1.53	5,477,050
Wyoming	0.83	3,000,000
Registered Investment Company	0.16	584,269

Total Investments	98.35%	$353,278,860
Other Assets and Liabilities (Net)	1.65	5,911,361

Net Assets	100.00%	$359,190,221

See Notes to Financial Statements.

20

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 25.58%
$2,000,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue Bonds, Exxon Project(a)	2.79%	03/01/22	$2,000,000
2,500,000	Fairfax County, Virgina, Economic Development Authority, Smithsonian Institution Revenue Bonds, Series A, (SPA: Bank of America N.A.)(a)(b)	2.74	12/01/33	2,500,000
2,000,000	Jefferson Port, Texas, Port Arthur Navigation District Revenue Bonds, Texaco, Inc. Project(a)	2.84	10/01/24	2,000,000
2,500,000	Marshall County, West Virginia, Pollution Control Revenue Bonds, Mountaineer Carbon Co.(a)	2.81	12/01/20	2,500,000
2,500,000	Michigan State University Revenue Bonds, Series B, (SPA: Landesbank Hessen-Thueringen)(a)	2.75	02/15/26	2,500,000
1,500,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Washington University, Series A, (SPA: Dexia Credit Local)(a)	2.81	02/15/34	1,500,000
2,500,000	Pennsylvania State University Revenue Bonds, Series A, (SPA: JP Morgan Chase Bank)(a)	2.75	04/01/31	2,500,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $15,500,000)			15,500,000

TAX-EXEMPT SECURITIES — 49.87%
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.00	06/15/15	3,257,310
3,000,000	Connecticut State, Health & Educational Facilities Authority Revenue Bonds, Connecticut State University Systems, Series E, (FGIC)	5.00	11/01/33	3,121,230

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,500,000	Liberty, New York, Development Corporation Revenue Bonds, Goldman Sachs Headquarters Project	5.25%	10/01/35	$1,673,535
3,000,000	Maryland State, State & Local Facilities Loan General Obligation Bonds, 1st Series	5.00	08/01/16	3,274,590
3,000,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Series C	5.00	06/15/35	3,115,500
3,000,000	New York State, Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution	5.00	06/15/33	3,126,180
3,000,000	North Carolina State, Public Improvement General Obligation Bonds, Series A	5.00	03/01/16	3,274,920
3,000,000	Orlando & Orange County, Florida, Expressway Authority Revenue Bonds, Series B, (AMBAC)	5.00	07/01/35	3,118,770
3,000,000	University of California Revenue Bonds, Multiple Purpose Projects, Series Q, (FSA)	5.00	09/01/34	3,138,120
3,000,000	University of North Carolina Revenue Bonds, Series Q, (FSA)	5.00	12/01/33	3,128,340

	TOTAL TAX-EXEMPT SECURITIES (Cost $29,584,688)			30,228,495

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — 3.88%
2,350,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Arizona Public Service Co., Series B, (Barclays Bank plc)(a)	2.80	09/01/24	2,350,000

	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $2,350,000)			2,350,000

See Notes to Financial Statements.

21

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS — 21.06%
$3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.00%	12/01/30	$3,245,040
2,500,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25	12/01/14	2,796,425
3,000,000	New Jersey State, Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100)	5.50	06/15/23	3,371,370
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.50	05/01/16	3,353,190

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $12,398,751)			12,766,025

Shares
REGISTERED INVESTMENT COMPANIES — 1.74%
1	BlackRock Muni Fund			1
1,053,327	Dreyfus Tax Exempt Cash Fund			1,053,327

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,053,328)			1,053,328

TOTAL INVESTMENTS (Cost $60,886,767)	102.13%	$61,897,848
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.13)	(1,292,800)

NET ASSETS	100.00%	$60,605,048

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

plc—Public Limited Company

SPA—Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 25% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

22

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

State Diversification	% of Net Assets	Market Value
New York	17.67%	$10,711,640
North Carolina	10.57	6,403,260
Pennsylvania	9.66	5,853,190
Texas	8.65	5,245,040
New Jersey	5.56	3,371,370
Maryland	5.40	3,274,590
Nevada	5.38	3,257,310
California	5.18	3,138,120
Connecticut	5.15	3,121,230
Florida	5.15	3,118,770
Michigan	4.12	2,500,000
Virginia	4.12	2,500,000
West Virginia	4.12	2,500,000
New Mexico	3.88	2,350,000
Louisiana	3.30	2,000,000
Missouri	2.48	1,500,000
Registered Investment Company	1.74	1,053,328

Total Investments	102.13%	$61,897,848
Other Assets and Liabilities (Net)	(2.13)	(1,292,800)

Net Assets	100.00%	$60,605,048

See Notes to Financial Statements.

23

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 18.92%
$2,100,000	Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC) (SPA: National Australia Bank)(a)	2.71%	12/01/16	$2,100,000
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue Bonds, Series C, (FGIC) (SPA: FGIC-SPI)(a)	2.80	06/15/23	5,000,000
2,750,000	New York State Dormitory Authority, Mental Health Services Revenue Bonds, Sub-Series D-2A, (MBIA) (SPA: JP Morgan Chase Bank)(a)	2.75	02/15/31	2,750,000
4,500,000	Niagara Falls, New York, Bridge Commission Toll Revenue Bonds, Series A, (FGIC) (SPA: Credit Local de France)(a)	2.71	10/01/19	4,500,000
5,800,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, (SPA: Bayerische Landesbank)(a)	2.82	08/01/24	5,800,000
6,100,000	Suffolk County, New York, Revenue Bonds, Water Authority Bond Anticipation Note, (SPA: Bank of Nova Scotia)(a)	2.68	01/01/08	6,100,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $26,250,000)			26,250,000

TAX-EXEMPT SECURITIES — 63.23%
4,000,000	Buffalo, New York, Fiscal Stability Authority Revenue Bonds, Series B (MBIA)	5.00	09/01/11	4,335,240

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Long Island Power Authority, New York Electric Authority Revenue Bonds, Series A, (AMBAC)	5.50%	12/01/11	$11,086,700
10,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B, (AMBAC)	5.00	11/15/12	10,877,600
5,000,000	New York City, New York, General Obligation Bonds, Series N	5.00	08/01/12	5,363,550
6,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A	5.25	11/01/10	6,521,760
5,000,000	New York State Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC)	5.75	07/01/12	5,657,050
6,000,000	New York State Dormitory Authority, Revenue Bonds, Series B(b)	5.25	05/15/12	6,485,940
6,000,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, Series A	5.50	03/15/12	6,632,160
6,000,000	New York State Environmental Facilities Revenue Bonds, Municipal Water, Project K	5.00	06/15/12	6,536,400
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA)	5.00	04/01/12	5,416,900
6,000,000	New York State Thruway Authority Revenue Bonds, Local Highway & Bridge Project, Series C, (MBIA)	5.50	04/01/12	6,676,440
6,000,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series A, (AMBAC)	5.00	03/15/16	6,498,900

See Notes to Financial Statements.

24

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.00%	07/01/11	$5,669,500

	TOTAL TAX-EXEMPT SECURITIES (Cost $87,282,141)			87,758,140

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT —4.11%
5,705,000	New York State Dormitory Authority, Oxford University Revenue Bonds, (Landesbank Hessen)(a)	2.83	07/01/23	5,705,000

	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $5,705,000)			5,705,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 12.90%
10,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25	12/01/14	11,185,700
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100)	5.38	07/01/21	6,717,720

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $17,979,383)			17,903,420

Shares
REGISTERED INVESTMENT COMPANIES — 2.88%
1	Dreyfus New York Tax Exempt Cash Fund			1
3,990,916	Provident Institutional New York Money Market Fund			3,990,916

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $3,990,917)			3,990,917

		Value
TOTAL INVESTMENTS (Cost $141,207,441)	102.04%	$141,607,477
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.04)	(2,828,433)

NET ASSETS	100.00%	$138,779,044

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	Date shown is the mandatory put date.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 17% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2005, approximately 96% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

See Notes to Financial Statements.

25

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	78.29%	$108,644,590
Escrowed to Maturity	8.06	11,185,700
Prerefunded	4.84	6,717,720
Backed by Letters of Credit	4.11	5,705,000
General Obligation Bonds	3.86	5,363,550
Registered Investment Companies	2.88	3,990,917

Total Investments	102.04%	$141,607,477
Other Assets and Liabilities (Net)	(2.04)	(2,828,433)

Net Assets	100.00%	$138,779,044

See Notes to Financial Statements.

26

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value
ASSET BACKED SECURITIES — 4.35%
$1,633,278	Citifinancial Mortgage Securities, Inc., Step Bond, 2003-4 AF2	2.66%	10/25/33	$1,628,325
5,000,000	Countrywide Asset Backed Certificates, 2005-4 AF3(a)	4.46	10/25/35	4,921,875
3,950,000	Countrywide Home Equity Loan Trust, 2005-G 2A(a)	4.04	12/15/35	3,949,384
6,000,000	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3	4.54	08/25/28	5,973,716

	TOTAL ASSET BACKED SECURITIES (Cost $16,654,151)			16,473,300

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.24%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 5.57%
6,521,460	Bank of America Mortgage Securities, 2004-B 2A2(a)	4.12	03/25/34	6,367,696
4,693,525	Bear Stearns ARM, 2004-1 11A3(a)	3.44	04/25/34	4,660,216
4,497,737	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	4,491,487
593,335	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	597,678
3,004,916	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.83	08/25/34	2,974,810
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2(a)	4.68	05/25/35	1,995,729

				21,087,616

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.61%
1,533,591	2659 NC	4.00	04/15/15	1,531,647
3,659,743	2731 EA	3.50	01/15/11	3,653,560
4,788,859	2743 HA	4.50	11/15/09	4,790,167
6,200,000	2752 PA	3.50	11/15/08	6,184,008
6,500,000	2772 YA	3.50	12/15/11	6,462,545
7,645,330	2807 NL	3.50	01/15/15	7,598,712
6,578,663	2808 PA	4.00	09/15/12	6,562,632
7,178,659	2836 TA	5.00	10/15/27	7,230,371

				44,013,642

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.80%
6,919,000	1997-M5 C	6.74	08/25/07	7,135,628
4,482,448	2002-89 CA	5.00	04/25/16	4,490,628

Principal Amount		Rate	Maturity Date	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$8,600,000	2003-16 PB	4.50%	11/25/12	$8,585,892
3,441,696	2003-89 DX	3.50	05/25/15	3,427,082
6,125,597	2004-1 HA	3.50	03/25/11	6,091,372
7,558,525	2004-50 MA	4.50	05/25/19	7,542,263
3,695,238	2004-W4 A1	2.75	06/25/34	3,655,105

				40,927,970

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.26%
986,440	2005-34 A(a)	3.96	09/16/21	967,550

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $108,927,715)			106,996,778

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.80%
6,990,000	Chase Commercial Mortgage Securities Corp., 1996-2 C	6.90	11/19/28	7,128,235
5,763,071	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	06/10/36	5,674,061
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP1 A2	4.63	03/15/46	4,961,075
1,935,551	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1(a)	4.33	07/15/42	1,917,961
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A2	4.58	07/15/42	3,950,069
3,014,949	Mortgage Capital Funding, Inc., 1996-MC1 C	7.80	06/15/28	3,034,330
2,884,356	Mortgage Capital Funding, Inc., 2005-HQ5 A1	4.52	01/14/42	2,873,582

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,598,656)			29,539,313

U.S. GOVERNMENT AGENCY BONDS & NOTES — 15.23%
	FANNIE MAE — 4.71%
13,000,000		3.00	11/22/06	12,802,556
3,000,000		3.63	01/19/07	2,971,575
2,100,000		3.55	01/17/08	2,059,628

				17,833,759

See Notes to Financial Statements.

27

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY BONDS & NOTES — (continued)
	FEDERAL HOME LOAN BANK — 5.46%
$11,500,000		3.38%	09/14/07	$11,288,411
2,500,000		3.88	02/15/08	2,468,868
7,000,000		4.40	07/28/08	6,944,945

				20,702,224

	FREDDIE MAC — 5.06%
6,000,000		4.50	08/22/07	5,994,846
13,250,000	MTN	2.15	02/17/06	13,161,013

				19,155,859

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $58,318,522)			57,691,842

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 13.56%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.51%
629,669	Pool # C68593	7.00	11/01/28	660,332
1,288,941	Pool #1B2846 ARM(a)	4.95	04/01/35	1,288,916

				1,949,248

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —12.32%
1,355,690	Pool # 253509	7.50	11/01/15	1,433,825
3,167,581	Pool # 254475	6.50	10/01/17	3,276,648
1,099,005	Pool # 323572	7.50	01/01/29	1,166,168
1,757,174	Pool # 323597	6.50	01/01/29	1,814,835
2,763,278	Pool # 375575	6.60	12/01/07	2,839,615
563,891	Pool # 516210	8.00	08/01/14	606,909
24,435	Pool # 517390	8.00	11/01/11	25,979
556,218	Pool # 535377	8.00	06/01/15	596,401
438,960	Pool # 535981	8.00	01/01/16	470,672
423,092	Pool # 545362 ARM(a)	5.86	12/01/31	427,341
2,475,652	Pool # 634195	7.50	10/01/28	2,626,945
4,031,892	Pool # 766684 ARM(a)	4.42	03/01/34	4,016,199
5,048,240	Pool # 770870 ARM(a)	4.31	04/01/34	5,020,284
3,380,922	Pool # 780840	4.50	06/01/34	3,360,789
6,165,238	Pool # 786076 ARM(a)	4.78	07/01/34	6,150,848
8,479,229	Pool # 786423 ARM(a)	4.61	07/01/34	8,434,030
4,390,521	Pool # 805386 ARM(a)	4.91	01/01/35	4,387,461

				46,654,949

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.73%
461,976	Pool # 780240	8.50	09/15/09	475,363
109,956	Pool # 780752	8.50	04/15/10	110,289
652,834	Pool # 781036	8.00	10/15/17	697,166
735,567	Pool # 781181	9.00	12/15/09	771,102
197,818	Pool # 80385(a)	4.25	03/20/30	201,118
522,166	Pool # 8378(a)	3.75	07/20/18	527,199

				2,782,237

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $52,042,867)			51,386,434

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT SECURITIES — 30.45%
	U.S. TREASURY INFLATION PROTECTED BONDS — 3.04%
$9,000,000		3.63%	01/15/08	$11,522,476

	U.S. TREASURY NOTES — 27.41%
5,000,000	(b)	3.75	03/31/07	4,967,970
7,150,000		4.38	05/15/07	7,173,738
51,000,000		3.88	07/31/07	50,729,087
41,000,000		4.13	08/15/08	40,939,156

				103,809,951

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $115,901,435)			115,332,427

Shares
REGISTERED INVESTMENT COMPANIES — 0.93%
1,764,734	Dreyfus Government Cash Management Fund			1,764,734
1,764,736	Fidelity U.S. Treasury II Fund			1,764,736

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $3,529,470)			3,529,470

TOTAL INVESTMENTS (Cost $385,972,816)	100.56%	$380,949,564
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.56)	(2,103,037)

NET ASSETS	100.00%	$378,846,527

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

ARM—Adjustable Rate Mortgage

MTN—Medium Term Note

Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005.

See Notes to Financial Statements.

28

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Government Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	59.24%	$224,410,703
Collateralized Mortgage Obligations	28.24	106,996,778
Commercial Mortgage-Backed Securities	7.80	29,539,313
Asset Backed Securities	4.35	16,473,300
Registered Investment Company	0.93	3,529,470

Total Investments	100.56%	$380,949,564
Other Assets and Liabilities (Net)	(0.56)	(2,103,037)

Net Assets	100.00%	$378,846,527

See Notes to Financial Statements.

29

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 16.70%
$8,000,000	Detroit, Michigan, Water Supply System Revenue Bonds, Series C, (FGIC) (SPA: FGIC-SPI)(a)	2.76%	07/01/29	$8,000,000
8,000,000	Michigan Technological University Revenue Bonds, Series A, (AMBAC) (SPA: Bank of America)(a)	2.74	10/01/18	8,000,000
6,000,000	University of Missouri Revenue Bonds, Series B(a)	2.80	11/01/30	6,000,000
7,000,000	Valdez, Alaska, Marine Revenue Bonds, Series A(a)	2.83	06/01/37	7,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $29,000,000)			29,000,000

TAX-EXEMPT SECURITIES — 70.87%
8,000,000	California State Economic Recovery General Obligation Bonds, Series A	5.00	07/01/07	8,281,120
8,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series A	5.00	06/01/07	8,257,520
4,180,000	Georgia Municipal Electric Authority Revenue Bonds, Project 1-Sub-Series E, (MBIA)	5.00	01/01/09	4,401,624
6,000,000	Georgia State Road & Thruway Authority Revenue Bonds	4.00	10/01/07	6,118,500
5,000,000	Massachusetts State General Obligation Bonds, Series B	4.00	08/01/06	5,044,600
15,000,000	Memphis, Tennessee, Electric System Revenue Bonds, Series A, (FSA)	5.00	12/01/07	15,595,650
5,000,000	Montgomery County, Maryland, General Obligation Bonds, Series A	5.00	11/01/07	5,205,500

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES —(continued)
$5,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B	4.00%	11/15/05	$5,006,825
7,405,000	New Jersey Economic Development Authority Revenue Bonds, Series F	5.00	06/15/07	7,636,406
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Future Tax, Sub-Series D1	5.00	11/01/07	10,400,700
7,000,000	Ohio State Water Development Authority Revenue Bonds	5.00	12/01/11	7,584,710
5,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA)	5.00	11/01/06	5,108,350
3,995,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A	5.00	10/01/09	4,268,458
5,000,000	Texas State General Obligation Bonds, Tax and Revenue Anticipation Note	4.50	08/31/06	5,066,700
5,000,000	Texas State Public Finance Authority General Obligation Bonds, Series A(b)	5.25	10/01/07	5,209,700
15,000,000	Texas State Public Finance Authority Revenue Bonds, Series A, (FSA)	5.00	12/15/07	15,612,449
4,000,000	Virginia Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Anticipation Note	5.00	10/01/09	4,262,960

	TOTAL TAX-EXEMPT SECURITIES (Cost $124,573,632)			123,061,772

TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — 6.91%
4,000,000	New York State Housing Finance Agency Service Revenue Bonds, Series E (BNP Paribas)(a)	2.74	03/15/27	4,000,000

See Notes to Financial Statements.

30

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$8,000,000	Southwest Texas Higher Education Authority, Inc., Southern Methodist University Revenue Bonds (Landesbank Hessen)(a)	2.83%	07/01/15	$8,000,000

	TOTAL TAX-EXEMPT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $12,000,000)			12,000,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 6.10%
5,000,000	Chicago, Illinois, Neighborhoods Alive 21 Program, General Obligation Bonds, (FGIC) (Prerefunded 01/01/11 @ 100)	5.50	01/01/36	5,514,850
595,000	New Jersey Economic Development Authority Revenue Bonds, Series F (Escrowed to Maturity)	5.00	06/15/07	615,290
4,000,000	University of Washington, Student Facilities Revenue Bonds, (FSA) (Prerefunded 06/01/10 @ 101)(b)	5.75	06/01/25	4,457,560

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $10,638,355)			10,587,700

Shares
REGISTERED INVESTMENT COMPANIES — 0.15%
1	BlackRock Muni Fund			1
264,868	Dreyfus Tax Exempt Cash Fund			264,868

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $264,869)			264,869

TOTAL INVESTMENTS (Cost $176,476,856)	100.73%	$174,914,341
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.73)	(1,266,915)

NET ASSETS	100.00%	$173,647,426

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2005.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FGIC—SPI—Financial Guaranty Insurance Corp. Securities Purchase, Inc.

FSA—Financial Security Assurance

SPA—Standby Purchase Agreement

Notes

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2005, approximately 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

31

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2005 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2005 is as follows:

State Diversification	% of Net Assets	Market Value
Texas	19.50%	$33,888,849
New York	11.18	19,407,525
Michigan	9.21	16,000,000
Tennessee	8.98	15,595,650
Georgia	6.06	10,520,124
Washington	5.51	9,565,910
California	4.77	8,281,120
Florida	4.76	8,257,520
New Jersey	4.75	8,251,696
Ohio	4.37	7,584,710
Alaska	4.03	7,000,000
Missouri	3.46	6,000,000
Illinois	3.18	5,514,850
Maryland	3.00	5,205,500
Massachusetts	2.91	5,044,600
South Carolina	2.46	4,268,458
Virginia	2.45	4,262,960
Registered Investment Company	0.15	264,869

Total Investments	100.73%	$174,914,341
Other Assets and Liabilities (Net)	(0.73)	(1,266,915)

Net Assets	100.00%	$173,647,426

See Notes to Financial Statements.

32

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Excelsior Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
ASSETS:
Investments, at cost-see accompanying portfolios	$67,489,517	$232,504,455	$170,546,048	$441,280,135

Investments, at value (Note 1)	$68,281,612	$233,319,232	$168,616,056	$439,276,714
Cash	—	—	46,869	—
Interest receivable	723,321	1,583,295	3,792,384	3,228,508
Receivable for investments sold	—	8,586,980	4,074,361	2,169,051
Receivable for fund shares sold	312,188	1,216,968	430,999	2,078,200
Prepaid expenses and other assets	2,843	—	—	—

Total Assets	69,319,964	244,706,475	176,960,669	446,752,473

LIABILITIES:
Payable for dividends declared	172,850	812,114	944,564	1,390,215
Payable for investments purchased	1,662,330	12,243,810	2,680,000	527,767
Payable for fund shares redeemed	18,029	131,673	219,488	500,309
Investment advisory fees payable (Note 2)	—	73,556	81,636	107,729
Administration fees payable (Note 2)	6,786	28,854	22,214	55,331
Shareholder servicing fees payable (Note 2)	7,173	24,268	29,288	56,541
Directors’/ Trustees’ fees and expenses payable (Note 2)	103	187	53	208
Accrued expenses and other payables	25,678	85,870	62,153	97,776

Total Liabilities	1,892,949	13,400,332	4,039,396	2,735,876

NET ASSETS	$67,427,015	$231,306,143	$172,921,273	$444,016,597

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$506	$(101,151)	$(1,019,208)	$(507,829)
Accumulated net realized gain (loss) on investment	(975)	3,684,959	(64,343,110)	1,457,054
Unrealized appreciation (depreciation) of investments	792,095	814,777	(1,929,992)	(2,003,421)
Par value (Note 5)	9,292	25,249	380	62,023
Paid in capital in excess of par value	66,626,097	226,882,309	240,213,203	445,008,770

Net Assets	$67,427,015	$231,306,143	$172,921,273	$444,016,597

Net Assets:
Shares	$67,427,015	$231,305,126	$156,806,508	$444,016,597
Institutional Shares	—	—	16,114,765	—
Retirement Shares	—	1,017	—	—
Shares Outstanding (Note 5):
Shares	9,292,199	25,248,711	34,483,319	62,023,025
Institutional Shares	—	—	3,545,614	—
Retirement Shares	—	111	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding)
Shares	$7.26	$9.16	$4.55	$7.16

Institutional Shares	—	—	$4.54	—

Retirement Shares	—	$9.16	—	—

See Notes to Financial Statements.

34

Intermediate- Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate-Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$346,669,629	$60,886,767	$141,207,441	$385,972,816	$176,476,856

$353,278,860	$61,897,848	$141,607,477	$380,949,564	$174,914,341
5,104	—	—	—	—
4,250,065	581,923	1,593,800	1,869,241	1,959,058
10,063,455	—	—	—	5,512,887
603,992	27,776	331,385	911,936	322,611
—	—	3,108	—	—

368,201,476	62,507,547	143,535,770	383,730,741	182,708,897

884,427	141,673	288,182	1,126,885	256,677
7,828,179	1,660,305	4,344,000	2,992,239	8,693,813
42,389	33,815	11,394	470,822	5,417
58,548	14,110	37,127	55,679	19,209
44,813	7,656	17,248	47,520	21,877
66,454	14,458	20,860	79,642	11,716

409	164	168	256	22
86,036	30,318	37,747	111,171	52,740

9,011,255	1,902,499	4,756,726	4,884,214	9,061,471

$359,190,221	$60,605,048	$138,779,044	$378,846,527	$173,647,426

$408	$2,017	$—	$(1,477,140)	$(1,741)
367,896	(29,723)	1,747,105	(8,449,203)	(805,307)

6,609,231	1,011,081	400,036	(5,023,252)	(1,562,515)
38,102	5,986	15,863	54,332	24,371
352,174,584	59,615,687	136,616,040	393,741,790	175,992,618

$359,190,221	$60,605,048	$138,779,044	$378,846,527	$173,647,426

$359,190,221	$60,605,048	$138,779,044	$378,846,527	$173,647,426
—	—	—	—	—
—	—	—	—	—

38,101,520	5,986,002	15,862,859	54,331,953	24,370,585
—	—	—	—	—
—	—	—	—	—

$9.43	$10.12	$8.75	$6.97	$7.13

—	—	—	—	—

—	—	—	—	—

See Notes to Financial Statements.

35

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2005 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
INVESTMENT INCOME:
Interest	$1,136,123	$5,370,493	$6,631,868	$8,856,538
Dividend	33,445	129,269	—	282,951

Total Income	1,169,568	5,499,762	6,631,868	9,139,489

EXPENSES:
Investment advisory fees (Note 2)	162,648	848,065	685,449	754,055
Administration fees (Note 2)	49,138	170,808	129,426	325,443
Shareholder servicing fees- Shares (Note 2)	81,272	282,547	195,364	538,274
Distribution and shareholder servicing fees- Retirement Shares (Note 2)	—	4	—	—
Legal and audit fees	14,771	23,336	20,885	41,262
Custodian fees	5,271	10,959	4,958	13,512
Transfer agent fees	6,257	56,586	17,892	16,045
Directors’/ Trustees’ fees and expenses (Note 2)	1,399	4,891	3,800	9,271
Miscellaneous expenses	19,494	33,974	38,466	47,360

Total Expenses	340,250	1,431,170	1,096,240	1,745,222
Fees waived and reimbursed by:
Investment adviser (Note 2)	(162,648)	(413,490)	(215,621)	(270,799)
Administrator (Note 2)	(14,953)	—	—	—

Net Expenses	162,649	1,017,680	880,619	1,474,423

NET INVESTMENT INCOME	1,006,919	4,482,082	5,751,249	7,665,066

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain (loss) on security transactions	—	1,771,364	(3,058,524)	441,569
Change in unrealized appreciation (depreciation) of investments during the period	(148,622)	(1,828,746)	(1,457,510)	(227,630)

Net realized and unrealized gain (loss) on investments	(148,622)	(57,382)	(4,516,034)	213,939

Net increase in net assets resulting from operations	$858,297	$4,424,700	$1,235,215	$7,879,005

See Notes to Financial Statements.

36

Intermediate- Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate- Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$6,308,467	$1,125,225	$2,295,593	$6,187,222	$2,317,153
42,867	14,679	25,356	192,916	38,741

6,351,334	1,139,904	2,320,949	6,380,138	2,355,894

622,420	155,831	351,291	588,691	303,003
268,631	47,079	106,130	296,418	152,570
444,443	71,967	175,532	490,574	252,305

—	—	—	—	—
35,494	14,568	19,970	36,088	24,846
8,948	3,471	6,115	10,155	5,313
12,644	11,178	7,650	46,049	7,943
7,751	1,400	3,083	8,787	5,016
34,810	13,825	19,861	43,959	26,403

1,435,141	319,319	689,632	1,520,721	777,399

(279,229)	(69,988)	(127,565)	(311,214)	(171,396)
—	—	—	—	—

1,155,912	249,331	562,067	1,209,507	606,003

5,195,422	890,573	1,758,882	5,170,631	1,749,891

—	232,599	(78,133)	(1,041,684)	(415,919)

528,676	150,060	708,976	765,422	442,461

528,676	382,659	630,843	(276,262)	26,542

$5,724,098	$1,273,232	$2,389,725	$4,894,369	$1,776,433

See Notes to Financial Statements.

37

Excelsior Funds

Statements of Changes in Net Assets

	California Short-Intermediate Term Tax-Exempt Income Fund		Core Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income	$1,006,919	$2,022,209	$4,482,082	$10,538,687
Net realized gain (loss) on security transactions	—	(311)	1,771,364	3,809,789
Change in unrealized appreciation (depreciation) of investments during the period	(148,622)	(1,976,428)	(1,828,746)	(9,984,664)

Net increase in net assets resulting from operations	858,297	45,470	4,424,700	4,363,812

Distributions to shareholders:
From net investment income
Shares	(1,008,072)	(2,021,815)	(4,592,958)	(10,706,658)
Institutional Shares	—	—	—	—
Retirement Shares	—	—	(19)	(4)
From net realized gain on investment
Shares	—	—	—	(1,392,832)

Total distributions	(1,008,072)	(2,021,815)	(4,592,977)	(12,099,494)

Increase (decrease) in net assets from fund share transactions (Note 5)	4,627,699	(1,968,940)	19,541,434	(49,358,178)

Net increase (decrease) in net assets	4,477,924	(3,945,285)	19,373,157	(57,093,860)

NET ASSETS:
Beginning of period	62,949,091	66,894,376	211,932,986	269,026,846

End of period (1)	$67,427,015	$62,949,091	$231,306,143	$211,932,986

(1) Including undistributed (distributions in excess of) net investment income	$506	$1,659	$(101,151)	$9,744

See Notes to Financial Statements.

38

High Yield Fund		Intermediate-Term Bond Fund		Intermediate-Term Tax-Exempt Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$5,751,249	$12,382,052	$7,665,066	$13,952,666	$5,195,422	$9,734,186

(3,058,524)	1,684,436	441,569	1,414,970	—	374,010

(1,457,510)	(3,437,364)	(227,630)	(14,217,960)	528,676	(10,001,492)

1,235,215	10,629,124	7,879,005	1,149,676	5,724,098	106,704

(5,137,726)	(10,208,446)	(8,281,266)	(14,239,514)	(5,199,439)	(9,735,305)
(508,717)	(1,404,626)	—	—	—	—
—	—	—	—	—	—

—	—	—	(572,247)	—	(1,550,278)

(5,646,443)	(11,613,072)	(8,281,266)	(14,811,761)	(5,199,439)	(11,285,583)

7,885,433	(3,685,731)	34,026,497	10,787,119	9,125,764	(26,905,099)

3,474,205	(4,669,679)	33,624,236	(2,874,966)	9,650,423	(38,083,978)

169,447,068	174,116,747	410,392,361	413,267,327	349,539,798	387,623,776

$172,921,273	$169,447,068	$444,016,597	$410,392,361	$359,190,221	$349,539,798

$(1,019,208)	$1,124,014	$(507,829)	$108,371	$408	$4,425

See Notes to Financial Statements.

39

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	Long-Term Tax-Exempt Fund		New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Net investment income	$890,573	$1,807,013	$1,758,882	$3,795,659
Net realized gain (loss) on security transactions	232,599	285,872	(78,133)	2,398,438
Change in unrealized appreciation (depreciation) of investments during the period	150,060	(549,586)	708,976	(5,684,669)

Net increase (decrease) in net assets resulting from operations	1,273,232	1,543,299	2,389,725	509,428

Distributions to shareholders:
From net investment income
Shares	(890,082)	(1,805,611)	(1,761,642)	(3,794,893)
From net realized gain on investment
Shares	—	—	—	(1,466,615)

Total distributions	(890,082)	(1,805,611)	(1,761,642)	(5,261,508)

Decrease in net assets from fund share transactions (Note 5)	(2,595,239)	(9,703,641)	(101,945)	(35,102,085)

Net increase (decrease) in net assets	(2,212,089)	(9,965,953)	526,138	(39,854,165)

NET ASSETS:
Beginning of period	62,817,137	72,783,090	138,252,906	178,107,071

End of period (1)	$60,605,048	$62,817,137	$138,779,044	$138,252,906

(1) Including undistributed (distributions in excess of) net investment income	$2,017	$1,526	$—	$2,760

See Notes to Financial Statements.

40

Short-Term Government Securities Fund		Short-Term Tax-Exempt Securities Fund
Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
$5,170,631	$11,334,520	$1,749,891	$3,403,244

(1,041,684)	(3,590,260)	(415,919)	(389,388)

765,422	(7,603,787)	442,461	(3,435,518)

4,894,369	140,473	1,776,433	(421,662)

(6,683,187)	(13,634,235)	(1,756,958)	(3,408,178)

—	—	—	(50,253)

(6,683,187)	(13,634,235)	(1,756,958)	(3,458,431)

(21,882,462)	(53,206,126)	(65,432,084)	(117,663,509)

(23,671,280)	(66,699,888)	(65,412,609)	(121,543,602)

402,517,807	469,217,695	239,060,035	360,603,637

$378,846,527	$402,517,807	$173,647,426	$239,060,035

$(1,477,140)	$35,416	$(1,741)	$5,326

See Notes to Financial Statements.

41

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gain on Investments	Total Distributions
CALIFORNIA SHORT-INTERMEDIATE TERM TAX-EXEMPT INCOME FUND
Shares — (10/01/96*)
Six Months Ended September 30, 2005 (Unaudited)	$7.27	$0.11	(2)	$(0.01)		$0.10	$(0.11)		—	$(0.11)
Year Ended March 31,
2005	7.49	0.23	(2)	(0.22)		0.01	(0.23)		—	(0.23)
2004	7.49	0.24		—		0.24	(0.24)		—	(0.24)
2003	7.27	0.25		0.22		0.47	(0.25)		— (3)	(0.25)
2002	7.30	0.26		(0.02)		0.24	(0.26)		$(0.01)	(0.27)
2001	7.07	0.26		0.23		0.49	(0.26)		—	(0.26)
CORE BOND FUND
Shares — (9/1/86*)
Six Months Ended September 30, 2005 (Unaudited)	$9.15	$0.18	(2)	$0.02		$0.20	$(0.19)		—	$(0.19)
Year Ended March 31,
2005	9.43	0.37	(2)	(0.23)		0.14	(0.37)		$(0.05)	(0.42)
2004	9.43	0.38		0.14		0.52	(0.38)		(0.14)	(0.52)
2003	8.95	0.47		0.50		0.97	(0.48)		(0.01)	(0.49)
2002	9.11	0.49		(0.10)		0.39	(0.50)		(0.05)	(0.55)
2001	8.55	0.50		0.56		1.06	(0.50)		—	(0.50)
HIGH YIELD FUND
Shares — (10/31/00*)
Six Months Ended September 30, 2005 (Unaudited)	$4.67	$0.15	(2)	$(0.12)		$0.03	$(0.15)		—	$(0.15)
Year Ended March 31,
2005	4.71	0.34	(2)	(0.08)		0.26	(0.30)		—	(0.30)
2004	3.99	0.35	(2)	0.71	(2)	1.06	(0.34	)(6)	—	(0.34)
2003	6.20	0.88	(2)	(1.54	)(2)	(0.66)	(1.55	)(7)	—	(1.55)
2002	7.26	1.08		(1.01)		0.07	(1.09)		$(0.04)	(1.13)
Period Ended March 31, 2001	7.00	0.27		0.26		0.53	(0.27)		—	(0.27)
INTERMEDIATE-TERM BOND FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$7.16	$0.13	(2)	$0.01		$0.14	$(0.14)		—	$(0.14)
Year Ended March 31,
2005	7.40	0.26	(2)	(0.22)		0.03	(0.26)		$(0.01)	(0.27)
2004	7.39	0.26		0.11		0.37	(0.26)		(0.10)	(0.36)
2003	7.10	0.37		0.36		0.73	(0.40)		(0.04)	(0.44)
2002	7.18	0.39		(0.06)		0.33	(0.39)		(0.02)	(0.41)
2001	6.77	0.42		0.41		0.83	(0.42)		—	(0.42)
INTERMEDIATE-TERM TAX-EXEMPT FUND
Shares — (12/03/85*)
Six Months Ended September 30, 2005 (Unaudited)	$9.41	$0.14	(2)	$0.02		$0.16	$(0.14)		—	$(0.14)
Year Ended March 31,
2005	9.69	0.26	(2)	(0.24)		0.02	(0.26)		$(0.04)	(0.30)
2004	9.88	0.26		0.15		0.41	(0.26)		(0.34)	(0.60)
2003	9.39	0.31		0.55		0.86	(0.31)		(0.06)	(0.37)
2002	9.57	0.35		(0.12)		0.23	(0.35)		(0.06)	(0.41)
2001	9.06	0.38		0.51		0.89	(0.38)		—	(0.38)

* Commencement of operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Amount represents less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a tax return of capital of $(0.08).
(7)	Includes a tax return of capital of $(0.51).

See Notes to Financial Statements.

42

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

$7.26	$1.42	%(4)	$67,427	0.50	%(5)	1.05	%(5)	3.10	%(5)	6%	$0.02	(2)

7.27	0.20%		62,949	0.50%		1.05%		3.18%		10%	0.04	(2)
7.49	3.19%		66,894	0.50%		0.90%		3.14%		15%	0.03
7.49	6.59%		66,194	0.46%		0.50%		3.36%		9%	—	(3)
7.27	3.32%		58,230	0.50%		0.87%		3.55%		4%	0.03
7.30	7.09%		54,605	0.50%		0.97%		3.69%		6%	0.03

$9.16	$2.16	%(4)	$231,305	0.90	%(5)	1.27	%(5)	3.96	%(5)	51%	$0.02	(2)

9.15	1.55%		211,932	0.90%		1.27%		3.99%		90%	0.03	(2)
9.43	5.74%		269,027	0.87%		1.11%		4.06%		84%	0.02
9.43	11.07%		293,182	0.84%		0.95%		5.10%		120%	0.01
8.95	4.34%		247,804	0.87%		1.04%		5.39%		129%	0.02
9.11	12.80%		252,173	0.88%		1.01%		5.81%		99%	0.01

$4.55	$0.70	%(4)	$156,807	1.05	%(5)	1.30	%(5)	6.69	%(5)	29%	$0.01	(2)

4.67	5.54%		156,139	1.04%		1.30%		6.50%		70%	0.01	(2)
4.71	27.45%		151,476	1.05%		1.36%		7.79%		170%	0.01
3.99	(10.49%)		131,342	1.08%		1.35%		18.06%		153%	0.01
6.20	1.27%		172,890	1.03%		1.35%		17.56%		310%	0.02
7.26	7.76	%(4)	57,670	1.05	%(5)	1.55	%(5)	9.43	%(5)	169%	0.01

$7.16	$1.94	%(4)	$444,017	0.68	%(5)	0.81	%(5)	3.56	%(5)	33%	—	(2)(3)

7.16	0.45%		410,392	0.60%		0.81%		3.53%		59%	$0.02	(2)
7.40	5.25%		413,267	0.56%		0.69%		3.56%		85%	0.01
7.39	10.50%		404,627	0.53%		0.69%		4.56%		98%	0.01
7.10	4.60%		273,267	0.52%		0.69%		5.47%		117%	0.01
7.18	12.73%		219,600	0.56%		0.69%		6.11%		108%	0.01

$9.43	$1.69	%(4)	$359,190	0.65	%(5)	0.81	%(5)	2.92	%(5)	—	$0.01	(2)

9.41	0.20%		349,540	0.65%		0.81%		2.69%		—	0.02	(2)
9.69	4.19%		387,624	0.56%		0.63%		2.60%		31%	0.01
9.88	9.31%		407,102	0.51%		0.59%		3.15%		48%	0.01
9.39	2.41%		370,018	0.52%		0.64%		3.67%		67%	0.01
9.57	10.07%		341,170	0.57%		0.64%		4.17%		84%	0.01

See Notes to Financial Statements.

43

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios — (continued)

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions
LONG-TERM TAX-EXEMPT FUND
Shares — (02/05/86*)
Six Months Ended September 30, 2005 (Unaudited)	$10.07	$0.15	(2)	$0.05	$0.20	$(0.15)	—	$(0.15)
Year Ended March 31,
2005	10.08	0.27	(2)	(0.01)	0.27	(0.28)	—	(0.28)
2004	9.95	0.26		0.13	0.39	(0.26)	—	(0.26)
2003	9.48	0.29		0.47	0.76	(0.29)	—	(0.29)
2002	9.62	0.36		(0.14)	0.22	(0.36)	—	(0.36)
2001	8.99	0.40		0.63	1.03	(0.40)	—	(0.40)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
Shares — (5/31/90*)
Six Months Ended September 30, 2005 (Unaudited)	$8.71	$0.11	(2)	$0.04	$0.15	$(0.11)	—	$(0.11)
Year Ended March 31,
2005	8.97	0.22	(2)	(0.17)	0.05	(0.22)	$(0.09)	(0.31)
2004	9.12	0.22		0.14	0.36	(0.22)	(0.29)	(0.51)
2003	8.74	0.27		0.51	0.78	(0.27)	(0.13)	(0.40)
2002	8.83	0.31		(0.09)	0.22	(0.31)	—	(0.31)
2001	8.34	0.33		0.49	0.82	(0.33)	—	(0.33)
SHORT-TERM GOVERNMENT SECURITIES FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$7.00	$0.09	(2)	— (5)	$0.09	$(0.12)	—	$(0.12)
Year Ended March 31,
2005	7.22	0.18	(2)	$(0.18)	—	(0.22)	—	(0.22)
2004	7.31	0.16		(0.03)	0.13	(0.20)	$(0.02)	(0.22)
2003	7.11	0.26		0.25	0.51	(0.26)	(0.05)	(0.31)
2002	7.09	0.33		0.05	0.38	(0.34)	(0.02)	(0.36)
2001	6.87	0.39		0.22	0.61	(0.39)	—	(0.39)
SHORT-TERM TAX-EXEMPT SECURITIES FUND
Shares — (12/31/92*)
Six Months Ended September 30, 2005 (Unaudited)	$7.13	$0.06	(2)	— (5)	$0.06	$(0.06)	—	$(0.06)
Year Ended March 31,
2005	7.22	0.09	(2)	$(0.09)	—	(0.09)	— (5)	(0.09)
2004	7.20	0.08		0.02	0.10	(0.08)	—	(0.08)
2003	7.17	0.12		0.03	0.15	(0.12)	—	(0.12)
2002	7.15	0.20		0.03	0.23	(0.20)	$(0.01)	(0.21)
2001	7.02	0.28		0.13	0.41	(0.28)	—	(0.28)

* Commencement of operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

44

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

$10.12	1.94	%(3)	$60,605	0.80	%(4)	1.02	%(4)	2.86	%(4)	15%	$0.01	(2)

10.07	2.68%		62,817	0.80%		1.05%		2.74%		87%	0.03	(2)
10.08	4.01%		72,783	0.73%		0.80%		2.64%		111%	0.01
9.95	8.12%		94,965	0.70%		0.77%		2.99%		51%	0.01
9.48	2.29%		115,178	0.72%		0.82%		3.66%		35%	0.01
9.62	11.69%		135,515	0.77%		0.83%		4.33%		60%	0.01

$8.75	1.73	%(3)	$138,779	0.80	%(4)	0.98	%(4)	2.50	%(4)	4%	$0.01	(2)

8.71	0.52%		138,253	0.80%		0.98%		2.46%		15%	0.02	(2)
8.97	4.06%		178,107	0.68%		0.73%		2.41%		42%	—	(3)
9.12	8.96%		187,400	0.67%		0.72%		2.96%		43%	—	(3)
8.74	2.54%		178,608	0.67%		0.72%		3.53%		45%	—
8.83	10.02%		144,421	0.73%		0.75%		3.90%		39%	—

$6.97	1.29	%(3)	$378,847	0.62	%(4)	0.77	%(4)	2.63	%(4)	55%	$0.01	(2)

7.00	0.01%		402,518	0.60%		0.79%		2.57%		106%	0.01	(2)
7.22	1.90%		469,218	0.53%		0.67%		2.26%		231%	0.01
7.31	7.27%		499,519	0.49%		0.64%		3.22%		170%	0.01
7.11	5.35%		193,780	0.51%		0.61%		4.33%		75%	0.01
7.09	9.14%		75,694	0.57%		0.67%		5.59%		118%	0.01

$7.13	0.88	%(3)	$173,647	0.60	%(4)	0.77	%(4)	1.73	%(4)	30%	$0.01	(2)

7.13	(0.01)%		239,060	0.60%		0.76%		1.21%		10%	0.01	(2)
7.22	1.40%		360,604	0.47%		0.59%		1.12%		99%	0.01
7.20	2.04%		291,282	0.46%		0.58%		1.57%		31%	0.01
7.17	3.20%		165,690	0.48%		0.55%		2.60%		111%	0.01
7.15	5.94%		83,336	0.58%		0.65%		3.97%		42%	—

See Notes to Financial Statements.

45

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) was incorporated under the laws of the State of Maryland on August 8, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as open-ended diversified management investment companies with the exception of California Short-Intermediate Term Tax-Exempt Income Fund (formerly California Tax-Exempt Income Fund), New York Intermediate-Term Tax-Exempt Fund, New York Tax-Exempt Money Fund, Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust currently offer shares in fifteen, seven and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Core Bond Fund (formerly Managed Income Fund), Intermediate-Term Bond Fund (formerly Intermediate-Term Managed Income Fund) and Short-Term Government Securities Fund, portfolios of Excelsior Fund, California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund, portfolios of Excelsior Tax-Exempt Fund, and High Yield Fund, a portfolio of the Trust (collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Core Bond Fund offers two classes of shares: Shares and Retirement Shares. The High Yield Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase (or at its market value 61 days before maturity) and thereafter assumes a constant amortization to maturity of any bond premium or discount. Securities and other assets

46

for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund and the Board of Trustees with regard to the Trust. The Funds have engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.

Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event has occurred subsequent to the close of such foreign exchange and prior to the time at which the Fund’s net asset value is determined, then such securities are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund and the Board of Trustees with regard to the Trust.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

(b) Concentration of risks:

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

At September 30, 2005, approximately, 96% of the net assets of the California Short-Intermediate Term Tax-Exempt Income Fund is invested in California municipal securities and 95% of the net assets of the New York Intermediate-Term Tax-Exempt Fund is invested in New York municipal securities. Economic changes affecting the states and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

(c) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the

47

ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(d) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(e) TBA purchase commitments:

The Core Bond Fund, High Yield Fund, Intermediate-Term Bond Fund and Short-Term Government Securities Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(f) Mortgage dollar rolls:

Certain Funds may enter into mortgage dollar rolls (principally in securities referred to as TBA, (see note 1(e)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less that the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to repurchase may decline below the agreed upon repurchase price of those securities.

(g) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(h) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

48

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together, the “Adviser” or “U.S. Trust”), acting through their respective registered investment advisory divisions, U.S. Trust NY Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly based on the average daily net assets of each Fund, as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	0.50%
Core Bond Fund	0.75%
High Yield Fund	0.80%
Intermediate-Term Bond Fund	0.35%
Intermediate-Term Tax-Exempt Fund	0.35%
Long-Term Tax-Exempt Fund	0.50%
New York Intermediate-Term Tax-Exempt Fund	0.50%
Short-Term Government Securities Fund	0.30%
Short-Term Tax-Exempt Securities Fund	0.30%

U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the six months ended September 30, 2005, administration fees charged to the Funds were as follows:

	Administration Fees	Waiver Administration Fees	Net Administration Fees
California Short-Intermediate Term Tax-Exempt Income Fund	$49,138	$(14,953)	$34,185
Core Bond Fund	170,808	—	170,808
High Yield Fund	129,426	—	129,426
Intermediate-Term Bond Fund	325,443	—	325,443
Intermediate-Term Tax-Exempt Fund	268,631	—	268,631
Long-Term Tax-Exempt Fund	47,079	—	47,079
New York Intermediate-Term Tax-Exempt Fund	106,130	—	106,130
Short-Term Government Securities Fund	296,418	—	296,418
Short-Term Tax-Exempt Securities Fund	152,570	—	152,570

49

From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the four months ended July 31, 2005 and the two months ended September 30, 2005, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

	Four Months Ended July 31, 2005	Two Months Ended September 30, 2005
California Short-Intermediate Term Tax-Exempt Income Fund-Shares	0.50%	0.50%
Core Bond Fund-Shares	0.90%	0.90%
High Yield Fund-Shares	1.05%	1.05%
Intermediate-Term Bond Fund-Shares	0.65%	0.75%
Intermediate-Term Tax-Exempt Fund-Shares	0.65%	0.65%
Long-Term Tax-Exempt Fund-Shares	0.80%	0.80%
New York Intermediate-Term Tax-Exempt Fund-Shares	0.80%	0.80%
Short-Term Government Securities Fund-Shares	0.60%	0.65%
Short-Term Tax-Exempt Securities Fund-Shares	0.60%	0.60%
High Yield Fund-Institutional Shares	0.80%	0.80%
Core Bond Fund-Retirement Shares	1.40%	1.40%

For the six months ended September 30, 2005, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$(162,648)
Core Bond Fund	(413,490)
High Yield Fund	(215,621)
Intermediate-Term Bond Fund	(270,799)
Intermediate-Term Tax-Exempt Fund	(279,229)
Long-Term Tax-Exempt Fund	(69,988)
New York Intermediate-Term Tax-Exempt Fund	(127,565)
Short-Term Government Securities Fund	(311,214)
Short-Term Tax-Exempt Securities Fund	(171,396)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers. The Adviser, out of its own resources, may additionally compensate certain organizations for providing these and other services.

50

For the six months ended September 30, 2005, shareholder servicing fees paid to CS & Co. and U.S. Trust were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$84,371
Core Bond Fund	238,056
High Yield Fund	183,625
Intermediate-Term Bond Fund	539,158
Intermediate-Term Tax-Exempt Fund	440,198
Long-Term Tax-Exempt Fund	70,713
New York Intermediate-Term Tax-Exempt Fund	170,845
Short-Term Government Securities Fund	429,618
Short-Term Tax-Exempt Securities Fund	246,784

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of High Yield Fund) or Retirement Shares (in the case of Core Bond Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. There were no fees charged for the six months ended September 30, 2005.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2005, purchases, sales and maturities of securities, excluding short-term investments, for the Funds aggregated:

	Purchases	Sales and Maturities
California Short-Intermediate Term Tax-Exempt Income Fund	$7,330,300	$3,946,500
Core Bond Fund
U.S. Government	120,052,066	99,304,884
Other	26,180,685	7,575,468
High Yield Fund	50,906,131	46,696,905
Intermediate-Term Bond Fund
U.S. Government	99,222,226	94,369,142
Other	43,292,880	36,546,946

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	Purchases	Sales and Maturities
Intermediate-Term Tax-Exempt Fund	$54,774,159	$—
Long-Term Tax-Exempt Fund	8,157,855	6,258,420
New York Intermediate-Term Tax-Exempt Fund	4,344,000	5,495,200
Short-Term Government Securities Fund
U.S. Government	199,510,162	207,119,692
Other	8,908,578	13,780,712
Short-Term Tax-Exempt Securities Fund	35,748,503	35,216,460

4.    Federal Taxes:

It is the policy of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2005, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates.

	Expires
	2009	2010	2011	2012	2013	Total
California Short-Intermediate Term Tax-Exempt Income Fund	$—	$—	$—	$664	$311	$975
High Yield Fund	—	2,181,571	17,456,849	40,103,941	1,461,417	61,203,778
Long-Term Tax-Exempt Fund	262,322	—	—	—	—	262,322
Short-Term Government Securities Fund	—	—	—	1,481,228	4,260,524	5,741,752
Short-Term Tax-Exempt Securities Fund	—	—	—	—	287,228	287,228

52

At September 30, 2005, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
California Short-Intermediate Term Tax-Exempt Income Fund	$67,489,011	$986,187	$(194,092)	$792,095
Core Bond Fund	232,504,454	2,646,269	(1,831,492)	814,777
High Yield Fund	170,478,296	4,216,755	(6,146,747)	(1,929,992)
Intermediate-Term Bond Fund	441,328,012	2,635,925	(4,687,224)	(2,051,299)
Intermediate-Term Tax-Exempt Fund	346,669,629	8,137,592	(1,528,362)	6,609,230
Long-Term Tax-Exempt Fund	60,884,749	1,058,105	(47,024)	1,011,081
New York Intermediate-Term Tax-Exempt	141,207,440	1,105,308	(705,272)	400,036
Short-Term Government Securities Fund	385,972,816	83,062	(5,106,314)	(5,023,252)
Short-Term Tax-Exempt Securities Fund	176,476,855	—	(1,562,515)	(1,562,515)

5.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 750 million shares of the Core Bond Fund; 1.5 billion shares of the Intermediate-Term Bond Fund; and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Tax-Exempt Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

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Capital Share Transactions

	California Short-Intermediate Term Tax-Exempt Income Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	1,885,643	$13,749,065	3,278,532	$24,146,853
Issued as reinvestment of dividends	38,964	283,923	42,748	314,174
Redeemed	(1,291,047)	(9,405,289)	(3,595,284)	(26,429,967)

Net Increase (Decrease)	633,560	$4,627,699	(274,004)	$(1,968,940)

	Core Bond Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	4,182,105	$38,770,198	7,544,152	$69,875,602
Retirement Shares	—	—	126	1,050
Issued as reinvestment of dividends
Shares	189,632	1,754,943	331,579	3,062,096
Retirement Shares	2	18	—	4
Redeemed
Shares	(2,273,999)	(20,983,574)	(4,431,412)	(40,768,322)
Retirement Shares	(17)	(151)	—	—
Redemption in-kind	—	—	(8,833,002)	(81,528,608)

Net Increase (Decrease)	2,097,723	$19,541,434	(5,388,557)	$(49,358,178)

	High Yield Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold
Shares	9,182,746	$42,157,019	21,515,855	$101,230,357
Institutional Shares	714,500	3,264,036	1,316,771	6,247,385
Issued as reinvestment of dividends
Shares	185,631	850,145	414,836	1,961,707
Institutional Shares	45,232	207,140	8,493	40,222
Redeemed
Shares	(8,340,382)	(38,285,672)	(20,658,816)	(97,478,269)
Institutional Shares	(67,194)	(307,235)	(3,282,976)	(15,687,133)

Net Increase (Decrease)	1,720,533	$7,885,433	(685,837)	$(3,685,731)

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	Intermediate-Term Bond Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	11,629,101	$83,910,696	15,055,086	$109,213,526
Contribution in-kind	—	—	1,044,029	7,590,091
Issued as reinvestment of dividends	131,294	947,571	158,208	1,145,388
Redeemed	(7,052,164)	(50,831,770)	(14,791,878)	(107,161,886)

Net Increase (Decrease)	4,708,231	$34,026,497	1,465,445	$10,787,119

	Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	5,096,754	$48,448,807	7,418,489	$70,630,402
Issued as reinvestment of dividends	49,697	472,271	107,050	1,019,228
Redeemed	(4,191,179)	(39,795,314)	(10,361,672)	(98,554,729)

Net Increase (Decrease)	955,272	$9,125,764	(2,836,133)	$(26,905,099)

	Long-Term Tax-Exempt Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	285,689	$2,913,138	1,003,168	$9,987,153
Issued as reinvestment of dividends	16,830	171,614	31,144	312,137
Redeemed	(557,182)	(5,679,991)	(2,011,361)	(20,002,931)

Net Increase (Decrease)	(254,663)	$(2,595,239)	(977,049)	$(9,703,641)

	New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	1,565,817	$13,784,364	2,053,754	$18,150,200
Issued as reinvestment of dividends	21,977	193,608	67,207	593,357
Redeemed	(1,600,007)	(14,079,917)	(6,111,053)	(53,845,642)

Net Increase (Decrease)	(12,213)	$(101,945)	(3,990,092)	$(35,102,085)

	Short-Term Government Securities Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	8,113,889	$56,932,151	28,457,660	$201,824,477
Issued as reinvestment of dividends	219,797	1,539,449	289,189	2,044,988
Redeemed	(11,470,822)	(80,354,062)	(36,290,718)	(257,075,591)

Net Increase (Decrease)	(3,137,136)	$(21,882,462)	(7,543,869)	$(53,206,126)

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	Short-Term Tax-Exempt Securities Fund
	Six Months Ended 09/30/05		Year Ended 03/31/05
	Shares	Amounts	Shares	Amounts
Sold	2,530,497	$18,064,903	13,545,164	$97,050,761
Issued as reinvestment of dividends	11,530	82,243	23,592	168,982
Redeemed	(11,715,940)	(83,579,230)	(29,996,244)	(214,883,252)

Net Increase (Decrease)	(9,173,913)	$(65,432,084)	(16,427,488)	$(117,663,509)

6.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia, in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been providing full cooperation with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

The Adviser, certain of its affiliates, the Companies and others have also been named in five class action lawsuits which allege that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by the Adviser. Each seeks unspecified monetary damages and related equitable relief. The Adviser, certain of its affiliates, the Companies and others have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20 of the Securities Exchange Act and under Section 36(b) of the Investment Company Act, however, have not been dismissed. Currently, these rulings are subject to reconsideration motions by the parties. It is anticipated that discovery will commence soon with respect to plaintiffs’ remaining claims.

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While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

8.    Annual Consideration for the Continuation of the Investment Adviser Agreement:

At a meeting of the Boards of Directors/Trustees of the Companies held on July 28, 2005 (the “Meeting”), the Boards of Directors/Trustees, including a majority of the directors/trustees who are not “interested persons” (as defined in the 1940 Act) (the “Boards”) approved the continuance of the investment advisory agreements (the “Advisory Agreements”) for each Fund with United States Trust Company of New York and U.S. Trust Company, N.A.

Both in connection with the Meeting specifically dedicated to renewal of the Advisory Agreements and at other meetings during the course of the year, the Directors received written materials and presentations relating to their considerations of the Advisory Agreements. In evaluating the Advisory Agreements the Directors relied upon their knowledge resulting from their meetings throughout the year, of the Adviser, its services and personnel and the Funds. At the Meeting, the Directors also considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Directors were assisted by their independent legal counsel regarding their responsibilities under applicable law. In determining whether to approve the Advisory Agreements, the Directors considered the following information:

1)	The nature, extent and quality of services provided by the Adviser.

The Directors considered the nature, extent and quality of services provided by the Adviser, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser also provided, at its expense, certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program. In addition, the Directors considered that the Adviser, at its own expense, has routinely engaged its internal audit group to examine and report to the Boards on a regular basis various activities and operations of the Funds, the Adviser and the Administrators. The Directors considered that the Adviser, pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Directors considered the Adviser’s effectiveness in ensuring the Funds’ compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Directors also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

The Directors also considered the qualifications, experience and responsibilities of the portfolio managers for the Funds and other personnel responsible for providing advisory services to the Funds. In particular, the Directors focused on the Adviser’s long-standing relationship with the Companies, the

57

Adviser’s overall supervisory structure, the diversity of Fund offerings and portfolio manager compensation structure. The Boards believed that the Adviser had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Directors reviewed and considered, based on their experience and interaction with the Adviser, (i) the Adviser’s ability to retain quality portfolio managers and other personnel; (ii) the Adviser’s diligence and attention to detail in carrying out its responsibilities under the Advisory Agreements; (iii) the Adviser’s responsiveness to requests of the Directors; (iv) the adequacy of the scope and depth of the Adviser’s resources; (v) the Adviser’s efforts to keep the Directors apprised of developments relating to the Funds and the industry in general; (vi) the Adviser’s commitment to spend additional resources to improve the performance and operations of the Funds to benefit shareholders.

2)	The performance of the Funds and the Adviser.

The Boards reviewed the investment performance of each of the Funds and the Adviser as well as the nature of each Fund’s investments and its investment strategies and the characteristics of the Funds’ shareholder base. In this regard, the Directors compared each Fund’s investment performance over the short, medium and longer term against the investment performance of other SEC registered funds that have similar investment objectives and sales load structures. The Directors also compared each Fund’s investment performance over similar periods both on an absolute basis and against its broad-based securities market benchmark, as reflected in each Fund’s current prospectus and annual report and considered rankings and ratings of the Funds issued by Lipper. The Directors considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the return and yield performance that was available in the marketplace given each Fund’s investment objectives, policies, strategies, limitations and restrictions. The Directors also considered the actions taken by the Adviser to address performance concerns raised with and by the Directors over the past year.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Boards’ consideration of the level of the advisory fees, the Directors reviewed a comparison, developed by Lipper of the level of each Fund’s advisory fee and total expense ratio against a Lipper expense peer group. The Directors viewed the Lipper expense peer group information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Directors considered both the contractual Advisory Agreement rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that with respect to certain of the Funds, the Adviser had contractually committed to waive a portion of its fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors also considered that the Adviser had a consistent methodology in place for determining the fees and expenses of all of the funds within the Excelsior family of Funds.

The Directors reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged

58

by the Adviser to provide similar advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective.

The Directors also considered an analysis prepared by the Adviser of the estimated profitability of each Fund to the Adviser for its most recent two fiscal years, and reviewed with the Adviser its cost allocation methodology in connection with its profitability. The Directors compared the Adviser’s overall profitability with that of other investment advisers with the assistance of comparisons provided by Lipper. The Board concluded that the Adviser’s profitability was not unreasonable based on all of the information presented to it, including but not limited to, comparative information developed by Lipper regarding the profitability of other investment advisers, the Adviser’s and Funds’ performance, the nature, extent and quality of services provided by the Adviser, the cost of advisory services to the Adviser and other factors.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Boards considered information provided by the Adviser as to whether the Adviser had passed on and was likely to pass on to shareholders benefits from its economies of scale. In this regard, the Directors considered various analyses prepared by the Adviser of the estimated profitability of each Fund to the Adviser at higher asset levels and assuming various fee and expense structures. The Directors also considered information from Lipper regarding advisory fee breakpoints charged by other funds. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Adviser to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

5)	Other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the compensation payable by the Funds to affiliates of the Adviser for other services including administration and shareholder servicing. The Directors also considered the payments made by the Adviser to financial intermediaries in connection with distribution-related activities and shareholder servicing.

At a meeting held on May 20, 2005, the Directors received and considered information on the Adviser’s soft dollar usage in connection with the Funds and the research services obtained with the Funds’ brokerage. At that meeting, the Directors also received and reviewed a report prepared by a third party that had tested and analyzed the execution of the Funds’ brokerage transactions.

6)	Conclusions.

Based on a consideration of all these factors in their totality and after deliberation with their independent counsel, the Directors determined that the advisory fee for each of the Funds, were fair and reasonable in light of these factors and in the best interests of the Fund’s shareholders, and that the Advisory Agreements should be approved and continued. The Boards based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

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9.    Subsequent Event:

On November 18, 2005, the Boards of Directors/Trustees of the Funds approved a proposal by the Adviser, to reconfigure the structure through which U.S. Trust provides advisory services to the Funds. Effective December 16, 2005, the Funds will no longer be advised jointly by the Adviser (through their separately identifiable divisions), but will now be advised by either a new subsidiary of U.S. Trust Company, N.A., tentatively named U.S. Trust Advisers, Inc., (“USTA”) or U.S. Trust New York Asset Management Division (“NYAMD”), the separately identifiable division of United States Trust Company of New York.

USTA, a Delaware corporation that is a wholly-owned subsidiary of U.S. Trust Company, N.A., is registered as an investment adviser with the Securities and Exchange Commission.

Effective December 16, 2005 California Short-Intermediate Term Tax-Exempt Income Fund will be advised by USTA and Core Bond Fund, Intermediate-Term Bond Fund, Short-Term Government Securities Fund, High Yield Fund, Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, and New York Intermediate-Term Tax-Exempt Fund will be advised by NYAMD.

The Board of Directors/Trustees also approved the restructuring of the Fund’s Administration Agreement with U.S. Trust Company, N.A. to provide that, effective December 16, 2005, USTA will serve as the administrator to each Fund.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/2005	Ending Account Value 09/30/2005	Annualized Expense Ratios*	Expenses Paid During Period**
Actual Fund Return
California Short-Intermediate Term Tax-Exempt Income Fund-Shares	$1,000.00	$1,014.20	0.50%	$2.52
Core Bond Fund-Shares	1,000.00	1,021.60	0.90	4.56
High Yield Fund-Shares	1,000.00	1,007.00	1.05	5.28
Intermediate-Term Bond Fund-Shares	1,000.00	1,019.40	0.68	3.44
Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,016.90	0.65	3.29
Long-Term Tax-Exempt Fund-Shares	1,000.00	1,019.40	0.80	4.05
New York Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,017.30	0.80	4.05
Short-Term Government Securities Fund-Shares	1,000.00	1,012.90	0.62	3.13
Short-Term Tax-Exempt Securities Fund-Shares	1,000.00	1,008.80	0.60	3.02

Hypothetical 5% Return
California Short-Intermediate Term Tax-Exempt Income Fund-Shares	1,000.00	1,022.56	0.50	2.54
Core Bond Fund-Shares	1,000.00	1,020.56	0.90	4.56
High Yield Fund-Shares	1,000.00	1,019.80	1.05	5.32
Intermediate-Term Bond Fund-Shares	1,000.00	1,021.66	0.68	3.45
Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,021.81	0.65	3.29
Long-Term Tax-Exempt Fund-Shares	1,000.00	1,021.06	0.80	4.05
New York Intermediate-Term Tax-Exempt Fund-Shares	1,000.00	1,021.06	0.80	4.05
Short-Term Government Securities Fund-Shares	1,000.00	1,021.96	0.62	3.14
Short-Term Tax-Exempt Securities Fund-Shares	1,000.00	1,022.06	0.60	3.04

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

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SA-FIXEDINC-0905/45289

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Complete schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors after Registrant last provided disclosure in response to the requirement of Item 7(d) (2) (ii) (G) of Schedule 14A, or this Item 10.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-(2)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds Trust

By (Signature and Title)	/s/ Mary Martinez
Mary Martinez, President

Date December 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Martinez
Mary Martinez, President

Date December 2, 2005

By (Signature and Title)	/s/ Agnes Mullady
Agnes Mullady, Treasurer

Date December 2, 2005